AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2009
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 9 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 25 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2009 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

                |_| on , pursuant to paragraph (a)(1) of Rule 485

                     If appropriate check the following box:

      |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

 Title of Securities Being Registered: Units of interest in the Separate Account under flexible premium variable deferred annuity contracts

                           Jefferson [LOGO] National

                                                                MONUMENT ADVISOR



                                                              JEFFERSON NATIONAL
                                                               ANNUITY ACCOUNT G

                                                          MAY 1, 2009 PROSPECTUS

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                                Monument Advisor

                           Individual Variable Annuity

             Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period and, if you elect the Guaranteed Minimum Death Benefit (GMDB) for your contract, a fee for the GMDB. You also pay any applicable Transaction Fees (described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

      The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

A I M Variable Insurance Funds - Class I
----------------------------------------
o     AIM V.I. Capital Development Fund
o     AIM V.I. Core Equity Fund
o     AIM V.I. Financial Services Fund
o     AIM V.I. Global Health Care Fund
o     AIM V.I. Global Real Estate Fund
o     AIM V.I. Government Securities Fund
o     AIM V.I. High Yield Fund
o     AIM V.I. International Growth Fund
o     AIM V.I. Technology Fund

A I M Variable Insurance Funds - Class II
-----------------------------------------
o     AIM V.I. Basic Value Fund
o     AIM V.I. Mid Cap Core Equity Fund

The Alger American Fund - Class O
---------------------------------
o     Alger American Capital Appreciation Portfolio
o     Alger American Large Cap Growth Portfolio
o     Alger American MidCap Growth Portfolio
o     Alger American SmallCap Growth Portfolio(1)

AllianceBernstein Variable Products Series Fund, Inc. - Class A
---------------------------------------------------------------
o     AllianceBernstein Growth and Income Portfolio

AllianceBernstein Variable Products Series Fund, Inc. - Class B
---------------------------------------------------------------
o     AllianceBernstein International Growth Portfolio
o     AllianceBernstein International Value Portfolio
o     AllianceBernstein  Small Cap Growth Portfolio
o     AllianceBernstein  Small MidCap Value Portfolio

ALPS Variable Insurance Trust - Class II
----------------------------------------
o     AVS Listed Private Equity Portfolio

American Century Variable Portfolios, Inc. - Class I
----------------------------------------------------
o     American Century VP Balanced Fund
o     American Century VP Income & Growth Fund
o     American Century VP International Fund
o     American Century VP Large Company Value Fund
o     American Century VP Ultra Fund
o     American Century VP Value Fund
o     American Century VP Vista Fund

American Century Variable Portfolios, Inc. - Class II
-----------------------------------------------------
o     American Century VP Inflation Protection Fund

Credit Suisse Funds
-------------------
o     Credit Suisse Trust Commodity Return Strategy Portfolio

The DireXion Insurance Trust
----------------------------
o     DireXion Dynamic VP HY Bond Fund
o     Evolution VP All-Cap Equity Fund (Class A)
o     Evolution VP Managed Bond Fund (Class A)

The Dreyfus Investment Portfolios - Initial
-------------------------------------------
o     The Dreyfus Socially Responsible Growth Fund, Inc.

The Dreyfus Investment Portfolios - Service
-------------------------------------------
o     Dreyfus Small Cap Stock Index Portfolio

The Dreyfus Corporation - Initial
---------------------------------
o     Dreyfus Stock Index Fund, Inc.

--------------------------------------------------------------------------------
                           (1) Closed to new investors

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

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Dreyfus Variable Investment Fund - Initial
------------------------------------------
o     Dreyfus VIF--International Value Portfolio


Federated Insurance Series II
-----------------------------
o     Federated Capital Income Fund II
o     Federated International Equity Fund II

Federated Insurance Series II - Primary
---------------------------------------
o     Federated High Income Bond Fund II

Federated Insurance Series II - Service
---------------------------------------
o     Federated Kaufmann Fund II
o     Federated Market Opportunity Fund II

Financial Investors Variable Insurance Trust - Class II
-------------------------------------------------------
o     Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
o     Ibbotson Balanced ETF Asset Allocation Portfolio
o     Ibbotson Conservative ETF Asset Allocation Portfolio
o     Ibbotson Growth ETF Asset Allocation Portfolio
o     Ibbotson Income & Growth ETF Asset Allocation Portfolio

First Eagle Variable Funds
--------------------------
o     First Eagle Overseas Variable Fund

Franklin Templeton Variable Insurance Products Trust - Class 2
--------------------------------------------------------------
o     Franklin Global Real Estate Securities Fund
o     Franklin High Income Securities Fund
o     Franklin Income Securities Fund
o     Franklin Mutual Shares Securities Fund
o     Franklin Strategic Income Securities Fund
o     Franklin U.S. Government Fund
o     Templeton Global Bond Securities Fund

Janus Aspen Series - Institutional
----------------------------------
o     Janus Aspen Balanced Portfolio
o     Janus Aspen Enterprise Portfolio
o     Janus Aspen Forty Portfolio
o     Janus Aspen Global Life Sciences Portfolio
o     Janus Aspen Growth and Income Portfolio
o     Janus Aspen Janus Portfolio
o     Janus Aspen Perkins Mid Cap Value Portfolio
o     Janus Aspen Overseas Portfolio
o     Janus Aspen Worldwide Portfolio

Janus Aspen Series - Service
----------------------------
o     Janus Aspen INTECH Risk-Managed Core Portfolio

Lazard Retirement Series, Inc. - Service
----------------------------------------
o     Lazard Retirement Emerging Markets Equity Portfolio
o     Lazard Retirement International Equity  Portfolio
o     Lazard Retirement U.S. Small Cap Equity Portfolio
o     Lazard Retirement U.S. Strategic Equity Portfolio

Legg Mason Partners Variable Equity Trust - Class I
---------------------------------------------------
o     Legg Mason Partners Variable Aggressive Growth Portfolio
o     Legg Mason Partners Variable Capital and Income Portfolio
o     Legg Mason Partners Variable Fundamental Value Portfolio
o     Legg Mason Partners Variable Large Cap Growth Portfolio

Legg Mason Partners Variable Income Trust - Class I
---------------------------------------------------
o     Legg Mason Partners Variable Global High Yield Bond Portfolio
o     Legg Mason Partners Variable Strategic Bond Portfolio

Lord Abbett Series Fund, Inc. - Class VC
----------------------------------------
o     Lord Abbett America's Value Portfolio
o     Lord Abbett Bond Debenture Portfolio
o     Lord Abbett Growth and Income Portfolio
o     Lord Abbett International Portfolio
o     Lord Abbett Large Cap Core Portfolio

Nationwide Variable Insurance Trust - Class Y
---------------------------------------------
o     Nationwide VIT Bond Index Fund
o     Nationwide VIT International Index Fund
o     Nationwide VIT Mid Cap Index Fund
o     Nationwide VIT S&P 500 Index Fund
o     Nationwide VIT Small Cap Index Fund

Neuberger Berman Advisers Management Trust - I Class
----------------------------------------------------
o     Neuberger Berman AMT Mid-Cap Growth  Portfolio
o     Neuberger Berman AMT Partners  Portfolio
o     Neuberger Berman AMT Regency  Portfolio
o     Neuberger Berman AMT Short Duration  Portfolio
o     Neuberger Berman AMT Socially Responsive  Portfolio

Neuberger Berman Advisers Management Trust - S Class
----------------------------------------------------
o     Neuberger Berman AMT Small Cap Growth Portfolio

Northern Lights Variable Trust
------------------------------
o     Changing Parameters Portfolio
o     JNF Chicago Equity Partners Balanced Portfolio
o     JNF Chicago Equity Partners Equity Portfolio
o     JNF Loomis Sayles Bond Portfolio
o     JNF Money Market Portfolio Portfolio

PIMCO Variable Insurance Trust - Administrative Class
-----------------------------------------------------
o     PIMCO VIT All Asset Portfolio
o     PIMCO VIT CommodityRealReturnTM Strategy Portfolio
o     PIMCO VIT Emerging Markets Bond Portfolio
o     PIMCO VIT Foreign Bond (Unhedged) Portfolio
o     PIMCO VIT Foreign Bond  (U.S. Dollar-Hedged) Portfolio
o     PIMCO VIT Global Bond (Unhedged) Portfolio
o     PIMCO VIT High Yield Portfolio
o     PIMCO VIT Long-Term U.S. Government Portfolio
o     PIMCO VIT Low Duration Portfolio
o     PIMCO VIT Real Return Portfolio
o     PIMCO VIT Short-Term Portfolio
o     PIMCO VIT Small Cap StocksPlus(R) TR Portfolio
o     PIMCO VIT Total Return Portfolio

Pioneer Variable Contracts Trust - Class II
-------------------------------------------
o     Pioneer Bond VCT Portfolio
o     Pioneer Cullen Value VCT Portfolio
o     Pioneer Emerging Markets VCT Portfolio
o     Pioneer Equity Income VCT Portfolio
o     Pioneer Fund VCT Portfolio
o     Pioneer High Yield VCT Portfolio
o     Pioneer Mid Cap Value VCT Portfolio
o     Pioneer Strategic Income VCT Portfolio

--------------------------------------------------------------------------------

Royce Capital Fund - Investment Class
-------------------------------------
o     Royce Micro-Cap Portfolio
o     Royce Small-Cap Portfolio

Rydex Variable Trust
--------------------
o     Rydex VT All-Cap OpportunityFund
o     Rydex VT Alternative Strategies Allocation Fund
o     Rydex VT Banking Fund
o     Rydex VT Basic Materials Fund
o     Rydex VT Biotechnology Fund
o     Rydex VT CLS AdvisorOne Amerigo Fund
o     Rydex VT CLS AdvisorOne Clermont Fund
o     Rydex VT Commodities Strategy Fund
o     Rydex VT Consumer Products Fund
o     Rydex VT Dow 2x Strategy Fund
o     Rydex VT Electronics Fund
o     Rydex VT Energy Fund
o     Rydex VT Energy Services Fund
o     Rydex VT Essential Portfolio Aggressive Fund
o     Rydex VT Essential Portfolio Conservative Fund
o     Rydex VT Essential Portfolio Moderate Fund
o     Rydex VT Europe 1.25x Strategy Fund
o     Rydex VT Financial Services Fund
o     Rydex VT Government Long Bond 1.2x Strategy Fund
o     Rydex VT Health Care Fund
o     Rydex VT International Opportunity Fund
o     Rydex VT Internet Fund
o     Rydex VT Inverse Dow 2x Strategy Fund
o     Rydex VT Inverse Government Long Bond Strategy Fund
o     Rydex VT Inverse Mid-Cap Strategy Fund
o     Rydex VT Inverse NASDAQ-100(R) Strategy Fund
o     Rydex VT Inverse Russell 2000(R) Strategy Fund
o     Rydex VT Inverse S&P 500 Strategy Fund
o     Rydex VT Japan 2x Strategy Fund
o     Rydex VT Leisure Fund
o     Rydex VT Managed Futures Fund
o     Rydex VT Mid Cap 1.5x Strategy Fund
o     Rydex VT Multi-Cap Core Equity Fund
o     Rydex VT Multi-Hedge Strategies Fund
o     Rydex VT NASDAQ-100(R) 2x Strategy Fund
o     Rydex VT NASDAQ-100(R) Strategy Fund
o     Rydex VT Nova Fund
o     Rydex VT Precious Metals Fund
o     Rydex VT Real Estate Fund
o     Rydex VT Retailing Fund
o     Rydex VT Russell 2000 (R) 2x Strategy Fund
o     Rydex VT Russell 2000(R) 1.5x Strategy Fund
o     Rydex VT S&P 500 2x Strategy Fund
o     Rydex VT S&P 500 Pure Growth Fund
o     Rydex VT S&P 500 Pure Value Fund
o     Rydex VT S&P MidCap 400 Pure Growth Fund
o     Rydex VT S&P MidCap 400 Pure Value Fund
o     Rydex VT S&P SmallCap 600 Pure Growth Fund
o     Rydex VT S&P SmallCap 600 Pure Value Fund
o     Rydex VT Strengthening Dollar 2x Strategy Fund
o     Rydex VT Technology Fund
o     Rydex VT Telecommunications Fund
o     Rydex VT Transportation Fund
o     Rydex VT U.S. Government Money Market Fund
o     Rydex VT Utilities Fund
o     Rydex VT Weakening Dollar 2x Strategy Fund

Seligman Portfolios, Inc. - Class I
-----------------------------------
o     Seligman Large Cap Value Portfolio
o     Seligman Smaller Cap Value Portfolio

Seligman Portfolios, Inc. - Class II
------------------------------------
o     Seligman Communications and Information Portfolio
o     Seligman Global Technology Portfolio

Third Avenue Variable Series Trust
----------------------------------
o     Third Avenue Value Portfolio

T. Rowe Price Equity Series, Inc. - II Class
--------------------------------------------
o     T. Rowe Price Blue Chip Growth Portfolio - II
o     T. Rowe Price Equity Income Portfolio - II
o     T. Rowe Price Health Sciences Portfolio - II
o     T. Rowe Price Limited-Term Bond Portfolio - II

Van Eck Worldwide Insurance Trust - Initial Class
-------------------------------------------------
o     Van Eck Worldwide Multi-Manager Alternatives Fund
o     Van Eck Worldwide Bond Fund
o     Van Eck Worldwide Emerging Markets Fund
o     Van Eck Worldwide Hard Assets Fund
o     Van Eck Worldwide Real Estate Fund

Vanguard Variable Insurance Funds
---------------------------------
o     Vanguard Balanced Portfolio
o     Vanguard Capital Growth Portfolio
o     Vanguard Diversified Value Portfolio
o     Vanguard Equity Index Portfolio
o     Vanguard International Portfolio
o     Vanguard Short-Term Investment Grade Portfolio
o     Vanguard Small Company Growth Portfolio
o     Vanguard Total Bond Market Portfolio
o     Vanguard Total Stock Market Index Portfolio

Wells Fargo Advantage Funds
---------------------------
o     Wells Fargo Advantage VT Discovery Fund
o     Wells Fargo Advantage VT Opportunity Fund
o     Wells Fargo Advantage VT Small/Mid Cap Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:
o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;
o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

The Contracts:
o     are not bank deposits
o     are not federally insured
o     are not endorsed by any bank or government agency
o     are not guaranteed and may be subject to loss of principal

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Table of Contents                                                           Page
-----------------

Definitions of Special Terms................................................. 7
Highlights................................................................... 8
Fee Table.................................................................... 10
     Examples of Fees and Expenses........................................... 11
     Condensed Financial Information......................................... 11
The Company.................................................................. 12
     The Monument Advisor Annuity Contract................................... 12
     Free Look............................................................... 12
     Assignment.............................................................. 12
     Electronic Administration of Your Contract.............................. 12
     Confirmations and Statements............................................ 13
Purchase..................................................................... 14
     Purchase Payments....................................................... 14
     Allocation of Purchase Payments......................................... 14
Investment Options........................................................... 15
     Investment Portfolios................................................... 15
     Administrative, Marketing and Support Services Fees..................... 15
     Fixed Account........................................................... 16
     Voting Rights........................................................... 16
     Substitution............................................................ 16
Transfers.................................................................... 16
     Excessive Trading Limits................................................ 16
     Dollar Cost Averaging Program........................................... 18
     Rebalancing Program..................................................... 18
     Advisory Fee Withdrawals................................................ 18
Expenses..................................................................... 19
     Subscription Fee........................................................ 19
     Guaranteed Minimum Death Benefit Fee.................................... 19
     Contract Maintenance Charge............................................. 19
     Transaction Fee......................................................... 19
     Investment Portfolio Expenses........................................... 20
     Transfer Fee............................................................ 20
     Premium Taxes........................................................... 20
     Income Taxes............................................................ 20
     Contract Value.......................................................... 20
     Accumulation Units...................................................... 20
     Access to Your Money.................................................... 20
     Systematic Withdrawal Program........................................... 20
     Suspension of Payments or Transfers..................................... 21
Death Benefit................................................................ 21
     Upon Your Death During the Accumulation Period.......................... 21
     Standard Death Benefit Amount During the Accumulation Period............ 21
     Optional Guaranteed Minimum Death Benefit Amount
       During the Accumulation Period........................................ 21
     Payment of the Death Benefit During the Accumulation Period............. 22
     Death of Contract Owner During the Annuity Period....................... 22
     Death of Annuitant...................................................... 22

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Annuity Payments (The Annuity Period)........................................ 22
     Annuity Payment Amount.................................................. 22
     Annuity Options......................................................... 23
Taxes........................................................................ 23
     Annuity Contracts in General............................................ 23
     Tax Status of the Contracts............................................. 23
     Taxation of Non-Qualified Contracts..................................... 24
     Taxation of Qualified Contracts......................................... 25
     Possible Tax Law Changes................................................ 26
Other Information............................................................ 26
     Legal Proceedings....................................................... 26
     Distributor............................................................. 27
     Financial Statements.................................................... 27
     Independent Registered Public Accounting Firm........................... 27
Appendix A--More Information About the Investment Portfolios................. 28
Appendix B - Condensed Financial Information................................. 49
Appendix C - Deductions for Taxes - Qualified and
  Nonqualified Annuity Contracts............................................. 72
Appendix D - Illustrations of Optional Minimum Guaranteed Death Benefit...... 73
Privacy Policy............................................................... 74
Table of Contents of the Statement of Additional Information................. 75

Definitions of Special Terms
----------------------------

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") BASE: The total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") FEE: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee, and if you elect the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person.

      NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a pension plan, specially sponsored program or IRA.

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      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
----------

      The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you select the optional Guaranteed Minimum Death Benefit. You do pay any applicable Transaction Fees, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. The current Transaction Fee is $49.99 per transaction (for the first 10 transactions in a Contract Year), which we may raise to $74.99 per transaction (for all transactions in a Contract Year).

      The Contract includes a death benefit that is described in detail under the heading "Death Benefit." In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. You should note that the guaranteed Death Benefit Amount may be reduced by an amount greater than any partial withdrawals taken at a time when the Death Benefit Amount is greater than your Contract Value. There is a separate fee for this benefit.

      All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as ending 15 days after it mails a Contract.

      TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT.

      Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to receive documents electronically if you do not have regular and continuous Internet access.

      After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents

--------------------------------------------------------------------------------

relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, we reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

      We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

      We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

      TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      INQUIRIES. If you need more information, please contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

--------------------------------------------------------------------------------

Fee Table
---------

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a           None
percentage of Purchase Payments
withdrawn)
Transfer Fee(1)..........................        Current Charge                  Maximum Charge
                                                      None                            $25

                                          No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

Transaction Fee(2) ...................... The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios. Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses - Transaction Fee", and is also available at the Company's Website or upon request. The Company may increase the
                                          Transaction Fee, or modify the table below. However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.

                                          --------------------------------------------------------------------------------------
                                                                                      Current Charge            Maximum Charge
                                          --------------------------------------------------------------------------------------
                                          Transactions 1-10 per Contract year        $49.99\transaction       $74.99/transaction

                                          Transactions 11-20 per Contract year       $39.99\transaction       $74.99/transaction

                                          Transactions  21-30 per Contract year      $29.99\transaction       $74.99/transaction

                                          Transactions  31+ per Contract year        $19.99\transaction       $74.99/transaction
                                          --------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

----------------------------------------------------------------------------------------------------------------------------------
                                                                           Current Charge                  Maximum Charge
----------------------------------------------------------------------------------------------------------------------------------
Subscription Fee....................................................   $20 per Contract per month      $20 per Contract per month
----------------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge.......................              0.00%                          0.00%
----------------------------------------------------------------------------------------------------------------------------------
Administrative Charge...............................................              0.00%                          0.00%
----------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses..............................              0.00%                          0.00%
----------------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM DEATH BENEFIT FEE
------------------------------------

      The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

------------------------------------------------------------------------------------------------------------------------------------
                                                                              Current Fee                    Maximum Fee
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Fee (as a percentage of the greater
   of the GMDB Base(3) and the Contract Value)......................              0.35%                          0.50%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Minimum             Maximum
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including management fees,        Gross: 0.14%        Gross: 26.26%
distribution and/or service (12b-1) fees, and other expenses)(4)...........................      Net: 0.14%          Net: 4.12%
------------------------------------------------------------------------------------------------------------------------------------

----------

(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(2) All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee.

(3) The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2010. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

Examples of Fees and Expenses -

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, GMDB Fees (if elected) and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

      1 year            3 years            5 years            10 years
      $462.33          $5,258.79          $8,281.29          $11,752.58

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

      1 year           3 years            5 years            10 years
      $64.33           $202.40            $354.04             $801.55

(3) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

      1 year            3 years            5 years            10 years
      $426.46          $5,176.88          $8,111.32          $11,431.03

(4) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

      1 year           3 years            5 years            10 years
      $28.46           $89.46             $156.36             $353.22

Condensed Financial Information

Appendix B to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company
-----------

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

      This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

      The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as ending 15 days after it mails a Contract.

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

      A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      An assignment may be a taxable event.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account.

--------------------------------------------------------------------------------

There is no substitute for regularly checking your Secure Online Account.

      You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery as often as you wish. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. You may also contact your financial advisor, who may initiate a change on your behalf. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

      Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. We have no present intention of deleting any archived Contract prospectus, however, We reserve the right to do so at any time upon 30 days' notice to your Secure Online Account. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

      Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

      We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

      You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

      We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual statement or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in Netscape) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase
--------

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. If you have not elected the optional GMDB, the maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. If you have elected the optional GMDB, the maximum We accept is $2,000,000 without our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

      Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time. However, certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. We must receive transfer requests involving these Investment Portfolios no later than the time shown below, i.e., 3:45 P.M. Eastern Time based on the usual 4:00 P.M. Eastern Time close for those Investment Portfolios listed below with a cut-off 15 minutes before the NYSE Close.

      Any transfer involving a Rydex Investment Portfolio received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment Portfolio with an earlier cut-off time, will be processed on the next Business Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to purchases or redemptions.

---------------------------------------------------------------
                 15 Minutes Before NYSE Close
---------------------------------------------------------------
Dow 2x Strategy       NASDAQ-100(R) 2x       Russell 2000(R) 2x
                      Strategy               Strategy
---------------------------------------------------------------
S&P 500 2x Strategy   Strengthening Dollar   Weakening Dollar
                      2x Strategy            2x Strategy
---------------------------------------------------------------
Europe 1.25x          Government Long Bond   Inverse Dow 2x
Strategy              1.2x Strategy          Strategy
---------------------------------------------------------------
Inverse Government    Inverse Mid-Cap        NASDAQ-100(R)
Long Bond             Strategy               Strategy
---------------------------------------------------------------
Inverse Russell       Inverse S&P 500        Japan 2x Strategy
2000(R) Strategy      Strategy
---------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
S&P500 Pure Growth    S&P 500 Pure Value     Mid Cap 1.5x
                                             Strategy
---------------------------------------------------------------
S&P MidCap 400 Pure   S&P MidCap 400 Pure    Nova
Growth                Value
---------------------------------------------------------------
Russell 2000 1.5x     S&P SmallCap 600       S&P SmallCap 600
Strategy              Pure Growth            Pure Value
---------------------------------------------------------------
U.S. Govt Money Mkt
---------------------------------------------------------------
                 30 Minutes Before NYSE Close
---------------------------------------------------------------
Banking               Basic Materials        Biotechnology
---------------------------------------------------------------
Commodities Strategy  Consumer Products      Electronics
---------------------------------------------------------------
Energy                Energy Services        Financial
                                             Services
---------------------------------------------------------------
Health Care           Internet               Leisure
---------------------------------------------------------------
Precious Metals       Real Estate            Retailing
---------------------------------------------------------------
Technology            Telecommunication      Transportation
---------------------------------------------------------------
Utilities
---------------------------------------------------------------

Similarly, any transfer request involving the DireXion Dynamic VP HY Bond Fund received after 2:00 P.M., including a transfer request involving the DireXion Dynamic VP HY Bond Fund and any other Investment Portfolio, will be processed on the next Business Day.

Investment Options
------------------

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity Contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as ..50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting,

--------------------------------------------------------------------------------

issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account. No fixed account is available during the Accumulation Period.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers
---------

      You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

      1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

      2. Your request for transfer must clearly state how much the transfer is for.

      3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

      4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

      1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

      2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment

            Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are those of the Rydex Variable Trust (other than the Rydex Funds listed below in the 30 day hold table), the DireXion Dynamic VP HY Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Managed Bond Fund, and the JNF Money Market Portfolio. This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table.

---------------------------------------------------------------
                         30 Day Hold
---------------------------------------------------------------
AIM High Yield        American Century     American Century
                      VP Balanced          VP Income & Growth
---------------------------------------------------------------
American Century VP   American  Century    American Century
Inflation Protection  VP Large Company     VP Ultra
                      Value
---------------------------------------------------------------
American Century      American Century     American Century
VP Value              VP Vista             VP International
---------------------------------------------------------------
Federated Capital     Federated High       Federated
Income Fund II        Income Bond Fund II  International
                                           Equity Fund II
---------------------------------------------------------------
Federated Kaufmann    Federated Market     Legg Mason
Fund II               Opportunity Fund     Aggressive Growth
                      II
---------------------------------------------------------------
Lazard Retirements    Lazard Retirement    Lazard Retirement
Emerging Markets      International        U.S. Small Cap
Portfolio             Equity               Equity
---------------------------------------------------------------
Lazard Retirement     Legg Mason           Legg Mason
U.S. Strategic        Capital and Income   Fundamental Value
Equity
---------------------------------------------------------------
Legg Mason Global     Legg Mason Large     Legg Mason
High Yield Bond       Cap Growth           Strategic Bond
---------------------------------------------------------------
Lord Abbett           Lord Abbett Bond     Lord Abbett Growth
America's Value       Debenture            and Income
---------------------------------------------------------------
Lord Abbett           Lord Abbett Large    Rydex All Cap
International         Cap Core             Opportunity
---------------------------------------------------------------
Rydex Alternative     Rydex Commodities    Rydex Essential
Strategies            Strategy             Portfolio
                                           Aggressive
---------------------------------------------------------------
Rydex Essential       Rydex Essential      Rydex
Portfolio             Portfolio Moderate   International
Conservative                               Opportunity
---------------------------------------------------------------
Rydex Managed         Rydex Multi-Cap      Rydex Multi-Hedge
Futures               Core Equity          Strategies
---------------------------------------------------------------
Wells Fargo           Wells Fargo          Wells Fargo
Advantage Discovery   Advantage            Advantage
                      Opportunity          Small/Mid Cap Value
---------------------------------------------------------------
                         60 Day Hold
---------------------------------------------------------------
Dreyfus               Dreyfus Small Cap    Dreyfus Socially
International Value   Stock Index          Responsible Growth
---------------------------------------------------------------
Dreyfus Stock Index   Ibbotson             Ibbotson Balanced
                      Aggressive Growth    ETF
                      ETF
---------------------------------------------------------------
Ibbotson              Ibbotson Growth      Ibbotson Income
Conservative                               and Growth
---------------------------------------------------------------
AVS Listed Private    Third Avenue Value
Equity
---------------------------------------------------------------
Vanguard Balanced     Vanguard Capital     Vanguard
                      Growth               Diversified Value
---------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------
Vanguard Equity       Vanguard             Vanguard Short
Index                 International        Term Investment
                                           Grade
---------------------------------------------------------------
Vanguard Small        Vanguard Total       Vanguard Total
Company Growth        Bond Market          Stock Market
---------------------------------------------------------------
                         90 Day Hold
---------------------------------------------------------------
AllianceBernstein     Alliance Bernstein   Alliance Bernstein
Growth and Income     International        International Value
                      Growth
---------------------------------------------------------------
Alliance Bernstein    Alliance             Janus Aspen
Small Cap Growth      Bernstein            Balanced
                      Small/Mid Cap Value
---------------------------------------------------------------
Janus Aspen Forty     Janus Aspen Global   Janus Aspen Growth
                      Life Science         and Income
---------------------------------------------------------------
Janus Aspen INTECH    Janus Aspen          Janus Aspen Janus
Risk-Managed Core     Overseas
---------------------------------------------------------------
Janus Aspen           Janus Aspen Mid      Janus Aspen
Enterprise            Cap Value            Worldwide
---------------------------------------------------------------
Pioneer High Yield
---------------------------------------------------------------

This list may change at any time without notice. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      If you (or your agent's) Website transfer request is restricted or denied, we will send notice via U.S. Mail.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You must use whole percentages in 1% increments for rebalancing. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Fixed Income Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Fixed Income Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Fixed Income Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution and may be included in gross income for federal tax purposes. Further, if you are under age 59 1/2 it

--------------------------------------------------------------------------------

may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Expenses
--------

      There are charges and other expenses associated with the Contract that reduce the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

      We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract.

Guaranteed Minimum Death Benefit Fee

      If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

      The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

      On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted. The GMDB Fee will not be deducted after the Contract Value decreases to zero. Past GMDB Fees will not be refunded.

Contract Maintenance Charge

      We impose no other contract maintenance charge.

Transaction Fee

      The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice - once for the transfer out, and once for the transfer in
- when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

----------------------------------------------------------------
Transactions 1-10 per Contract year        $49.99\transaction
----------------------------------------------------------------
Transactions  11-20 per Contract year      $39.99\transaction
----------------------------------------------------------------
Transactions  21-30 per Contract year      $29.99\transaction
----------------------------------------------------------------
Transactions  31+ per Contract year        $19.99\transaction
----------------------------------------------------------------

      The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment
Portfolios:

-------------------------------------------------------------------
                    Transaction Fee Portfolios
-------------------------------------------------------------------
Nationwide VIT Bond       Nationwide VIT         Nationwide VIT
Index                     International Index    Mid Cap Index
-------------------------------------------------------------------
Nationwide VIT S&P 500    Nationwide VIT Small
Index                     Cap Index
-------------------------------------------------------------------
Vanguard Balanced         Vanguard Capital       Vanguard
                          Growth                 Diversified Value
-------------------------------------------------------------------
Vanguard Equity Index     Vanguard               Vanguard
                          International          Short-Term
                                                 investment Grade
-------------------------------------------------------------------
Vanguard Small Company    Vanguard Total Bond    Vanguard Total
Growth                    Market                 Stock Market
-------------------------------------------------------------------

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

--------------------------------------------------------------------------------

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix C.

Income Taxes

      Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

      Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

      You can have access to the money in your Contract:

      1.    by making a withdrawal (either a partial or a complete withdrawal);

      2.    by electing to receive Annuity Payments; or

      3.    when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees and GMDB Fees.

      You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

      A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct

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Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      If mandated under applicable law, we may be required to reject a Purchase Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
-------------

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by section 72(s) or 401(a)(9) of the Internal Revenue Code.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

      The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Transaction Fees, at the time we receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period

      For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81. Under this option, if you die prior to the Contract Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:

      (1)   the GMDB Base; and

      (2) the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

      The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable.

      If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

      If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. In this situation, if more than one Annuitant is named, the Death Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.

      If you take a partial withdrawal at a time when the Death Benefit Amount is greater than your Contract Value, then your Death Benefit Amount may be reduced by an amount greater than the amount withdrawn.

      Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.

      The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

      1. the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

      2.    the Annuity Date;

      3.    the date the Contract terminates;

      4.    the date the Contract Value decreases to zero;

      Once cancelled, all rights and benefits under the optional GMDB terminate. We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the

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Contract Year. Past GMDB Fees will not be refunded. This option may not be available in all states.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options).

      OPTION 1 --lump sum payment of the Death Benefit Amount; or

      OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

      o continue the Contract in his or her own name at the then current Death Benefit Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

   If you or a Joint Owner, who is not the Annuitant, dies during the Annuity Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)
-------------------------------------

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

      You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

      For a Contract held as an IRA, the Annuity Date may not be later than April 1 of the year after the year in which the Annuitant attains age 70 1/2.

      You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments (these payments will come from Jefferson National's general account), variable Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.

Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity Payment will depend upon:

      1) the Contract Value, minus any applicable fees, or the Death Benefit Amount (if the Annuity Option is selected to pay the Death Benefit Amount) applied to an Annuity Option on the Annuity Date;

      2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

      3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

      4)    the Annuity Option you select.

      No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or

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transfer money out of Investment Portfolio(s) upon which we impose Transaction
Fees. For further information, see "Expenses - Transaction Fee".

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

      On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the GMDB Fee, will be applied under the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, we will pay the Annuity Payments to you. You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies. Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive. However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes
-----

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the Variable Account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the Variable Account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over Variable Account assets, We reserve

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the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the Variable Account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Death Benefit are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc. 2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate Account Values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract. However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual Retirement Accounts (IRAs), as defined in
Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension

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and profit-sharing plans under Section 401(a) of the Code, Tax Sheltered
Annuities under section 403(b) of the Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
-----------------

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. Neither Jefferson National nor Jefferson National Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of Jefferson National, and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October 2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as Great American Reserve Variable Annuity Account G. The Board of Directors of Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the Variable Account. The Separate Account is regulated by the Insurance Department of Texas. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

      Where permitted by law, we may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;

      o transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;


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--------------------------------------------------------------------------------

      o add new Sub-accounts to or remove Sub-accounts from the Separate Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies we issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o substitute new Investment Portfolios for any existing Investment Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson National. See the Statement of Additional Information for more information.

      We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life Insurance Company as of December 31, 2007 and 2008, and for each of the three years in the period then ended December 31, 2008, and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2008 and for each of the two years in the period then ended December 31, 2008 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A
-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

AIM VARIABLE INSURANCE FUNDS

The AIM Variable Insurance Funds is a mutual fund with multiple portfolios. Invesco Aim Advisors, Inc. serves as the investment advisor. It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund's investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction. Invesco Trimark Ltd.; Invesco Global Asset Management (N.A.), Inc.; Invesco Institutional (N.A.), Inc.; Invesco Senior Secured Management, Inc.; Invesco Hong Kong Limited; Invesco Asset Management Limited; Invesco Asset Management (Japan) Limited; Invesco Asset Management Deutschland, GmbH; and Invesco Australia Limited serves as the investment subadvisors. The following
Investment Portfolios are available under the Contract:

AIM V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a portfolio of companies that have the potential for capital growth. The fund's investments may include synthetic and derivative instruments.

AIM V.I. Capital Development - Series I shares

      The Fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies.

AIM V.I. Core Equity - Series I shares

The Fund's investment objective is growth of capital. The fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

AIM V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

AIM V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

AIM V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs)

AIM V.I. Government Securities

The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or backed by the U.S. Government agencies and instrumentalities.

AIM V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

AIM V.I. International Growth

The Fund's investment objective is long-term growth of capital. The fund seeks to meet its objective by investing in a diversified portfolio of international equity securities.

AIM V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

AIM V.I. Technology - Series I shares

The Fund's investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

THE ALGER AMERICAN FUND

The Alger American Fund is a mutual fund with multiple portfolios. The manager of the fund is Fred Alger Management, Inc. The following Investment Portfolios are available under the Contract:

Alger American Capital Appreciation

The Fund's objective is long term capital appreciation. Pursues a growth investment style--looking particularly for companies with high unit volume growth in an expanding marketplace or those experiencing a positive lifecycle change.


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Invests in companies of any size with promising growth potential. May use leverage and options and futures transactions to take swift advantage of changing market conditions and to potentially enhance long-term return. Can leverage up to 1/3 of assets to buy additional securities.

Alger American Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in large growth companies (with market caps of $1B+). Focuses on companies with broad product lines, markets, financial resources and depth of management.

Alger American Mid Cap Growth

The Fund's objective is long term capital appreciation. Pursues a growth investment style. Invests primarily in mid-sized companies (with market caps within the range of the Russell Midcap Growth Index or the S&P MidCap 400 Index) with promising growth potential.

Alger American Small Cap Growth

The Fund's objective is long term capital Appreciation. Pursues a growth investment style. Invests primarily in small cap companies (market caps within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index). Looks for small, fast-growing companies offering innovative products, services or technologies to a rapidly expanding marketplace.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein L.P. is one of the largest publicly traded global asset management firms in the world with approximately $462 billion in assets under management at December 31, 2008. AllianceBernstein provides diversified, investment management services that include global growth, value and style blend equities, and fixed income services to institutional, high net worth and retail clients worldwide.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AllianceBernstein International Growth (Class B)

The Portfolio seeks long-term growth of capital by investing primarily in an international portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe.

AllianceBernstein International Value (Class B)

The Portfolio seeks long-term growth by investing primarily in a diversified portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio invests in companies that are determined by the Adviser's Bernstein unit to be undervalued, using a fundamental value approach.

AllianceBernstein Small Cap Growth (Class B)

The Portfolio seeks long-term growth of capital by investing at least 80% of its net assets in equity securities of smaller companies. These companies fall within the lowest 20% of the total U.S. equity market capitalization. The Adviser looks for companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations.

AllianceBernstein Small Mid Cap Value (Class B)

The Portfolio's investment objective is long-term growth of capital. The Portfolio invests primarily in a diversified portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 125 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(TM) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell 2500(TM) Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities.

ALPS VARIABLE INSURANCE TRUST

ALPS Advisers, Inc. is the Investment Adviser and Red Rocks Capital LLC is the sub-adviser.

AVS Listed Private Equity (Class II)

The portfolio seeks to maximize total return which consists of appreciation on its investments and a variable income stream.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a registered open-end management investment company with multiple funds. The funds' investment adviser is American Century Investment Management, Inc, except for American Century Investments VP International Fund, which has American Century Global Investment Management, Inc. as an investment adviser. The following Investment Portfolios are available under the Contract:

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP International (Class I)

The Fund seeks capital growth by investing primarily in securities of foreign companies that management believes to have potential for appreciation.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. The fund invests primarily in equity.


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securities of large companies that management believes to be undervalued at the time of purchase.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth by investing in common stocks considered by management to have better-than-average prospects for appreciation

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective. It invests primarily in equity securities of well-established companies that management believes to be undervalued at the time of purchase.

American Century VP Vista (Class I)

The Fund seeks long term capital growth by investing in stocks of medium-sized and smaller companies that management believes will increase in value over time.

CREDIT SUISSE TRUST

Credit Suisse Trust is a mutual fund with multiple portfolios. The Trust is advised by Credit Suisse Asset Management, LLC. The following Portfolio is available under the contract:

Credit Suisse Trust Commodity Return Strategy

Designed to replicate the performance of the Dow-Jones AIG Commodity Index ("DJ-AIG Index"), portfolio will normally invest at least 80% of assets in a combination of commodity-linked derivative instruments and fixed income securities backing those instruments. Will gain exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index and swap agreements on the DJ-AIG Index. Will invest in a portfolio of fixed income securities normally having an average duration of one year or less. Will emphasize investment-grade fixed-income securities. May invest without limit in U.S. dollar denominated foreign securities and may invest in non-U.S. dollar denominated securities.

THE DIREXION INSURANCE TRUST

The DireXion Insurance Trust is managed by Rafferty Asset Management, LLC, which provides investment services to the Fund. Rafferty is located at 33 Whitehall St. 10th Floor, New York, NY 10004. As of the date of this prospectus the DireXion Dynamic VP HY Bond Fund permits active trading. This may change at any time without notice. For more information, see the prospectus. The following Investment Portfolio is available under the Contract:

DireXion Dynamic VP HY Bond

Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

Evolution VP All-Cap Equity (Class A)

The Fund is aggressively managed by the Subadviser. The All-Cap Equity Fund will invest at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly or through individual stocks and ADRs or indirectly though securities that invest in or are a derivative of equity securities. Equity securities include common stocks, ETFs and other closed-end investment companies. The All-Cap Equity Fund also may invest in futures, options and swaps. The All-Cap Equity Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. The All-Cap Equity Fund invests in equity securities of any market capitalization, investment style, market sector or industry. The All-Cap Equity Fund also may seek exposure to international issuers and there is no limit on the amount of assets that may be invested in international securities. The Subadviser also may invest up to 50% of the All Cap Equity Fund's assets in short positions in equity securities.

Evolution VP Managed Bond (Class A)

Fund is aggressively managed by the Subadviser. The Managed Bond fund will invest at least 80% of its net assets (Plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including ETFs and closed-end investment companies (collectively, "fixed-income securities"). To a limited extent, the Managed Bond Fund may invest directly in fixed-income securities. The underlying fixed-income securities in which the Managed Bond Fund seeks to gain exposure include U.S. treasury bonds and notes U.S. government-sponsored enterprises, such as Fannie Mae and Freddie Mac U.S. dollar-denominated corporate obligations, Mortgage and asset-backed securities Corporate bonds and notes, Zero coupon bonds, Commercial paper and other money market instruments, Fixed-income securities issued by foreign governments and companies that are denominated in U.S. dollars or foreign currencies, some of which may be issued by government in emerging market countries; and High-yield (junk) bonds. The Managed Bond Fund is a "non-diversified" fund, meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

DREYFUS CORPORATION

Dreyfus Investment Portfolios, Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap 600 Index.

To pursue this goal, the portfolio uses a tight sampling process and holds a representative sample of the 600 stocks in the S&P SmallCap 600 Index in direct proportion to their weight in the index. Rather than attempt to replicate the index, however, the portfolio will also invest in futures whose performance is related to the index. The portfolio attempts to have a correlation between its performance and that of the index of at least .95, before expenses.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the portfolio Invests in foreign stocks, following a value-


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oriented, research-driven approach. It uses extensive quantitative and fundamental research to select stocks, focusing on issuer's value, business health and a catalyst that may trigger a price increase in the near to mid-term. Emphasizes individual stock selection rather than economic and industry trends. Typically stocks are sold when no longer considered value stocks. Normally is at least 80% invested in foreign stocks. May invest in companies of any size; may invest in companies located in emerging markets.

The Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio invests in large-cap stocks that meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of quality of life in America. Stock selection process first seeks reasonably-priced growth stocks, and then assesses the company's record in areas of: environmental protection, occupational health and safety, consumer protection and product purity, equal employment opportunity.

Dreyfus Stock Index Fund

The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least .95 before expenses. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple portfolios. Federated Investment Management Company is the adviser to the Federated High Income Bond Fund II (Primary Shares). Federated Global Investment Management Corp. is the adviser to the Federated International Equity Fund II. Federated Equity Management Company of Pennsylvania is the adviser to the Federated Kaufmann Fund II, the Federated Market Opportunity Fund II, and the Federated Capital Income
II. Capital Income II's sub-advisor is the Federated Investment Management Company. The following Investment Portfolios are available under the Contract:

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation. It pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund seeks high current income by investing primarily in a professionally managed, diversified portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated International Equity II

The Fund seeks to obtain a total return on its assets. The Fund's total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund pursues its investment objective by investing primarily in equity securities of companies based outside the United States.

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market

Federated Market Opportunity II (Service Shares)

The Fund seeks to provide moderate capital appreciation and high current income. The Fund pursues its investment objective by investing under normal market conditions, in domestic (including ADRs) and foreign securities that the Adviser deems to be undervalued or out-of-favor or securities that the Adviser believes are attractive due to their income-producing potential.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

ALPS Advisers, Inc. is the investment adviser and Ibbotson Associates are the sub-advisers.

IBBOTSON ETF ASSET ALLOCATION PORTFOLIO

Ibbotson Aggressive Growth (Class II)

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 90% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 0-20% of such allocation in Fixed-income Underlying ETFs and 80-100% of such allocation in Non-Fixed Income Underlying ETFs.

Ibbotson Balanced ETF (Class II)

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-income Underlying ETFs and 60-80% of such allocation in Non-Fixed Income Underlying ETFs.

Ibbotson Conservative ETF (Class II)

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 70-90% of such allocation in Fixed-income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income Underlying ETFs.

Ibbotson Growth ETF (Class II)

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 80% of such allocation is invested in Underlying ETFs that


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invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 10-30% of such allocation in Fixed-income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs.

Ibbotson Income & Growth ETF (Class II)

The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 50-70% of such allocation in Fixed-income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income Underlying ETFs.

FIRST EAGLE OVERSEAS VARIABLE FUND

The fund's objective is Long-term growth of capital. The fund invests primarily in equities issued by non-U.S. companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Global Real Estate Securities

The Fund's principal investment goal is high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector and normally invests in predominantly in equity securities.

Franklin High Income Securities

The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is capital appreciation. Normally invests primarily to predominantly in debt securities offering high yield and expected total return.

Franklin Income Securities

The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation. The fund normally invests in both equity and debut securities. The Fund seeks income by investing in corporate foreign and U.S. Treasury bonds as well as stocks with dividend yields the manager believes are attractive.

Franklin Mutual Shares Securities

The Fund's principal investment goal is capital appreciation. Its secondary goal is income. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Strategic Income Securities

The Fund's principal investment goal is to earn a high level of current income. Its secondary goal is long-term capital appreciation. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government

The Fund's investment goal is income. The Fund normally invests at least 80% of its net assets in U.S. government securities and normally invests primarily in fixed and variable rate mortgage-backed securities.

Templeton Global Income Securities

The Fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.

JANUS ASPEN SERIES

Each Portfolio is a series of Janus Aspen Series, a Delaware statutory trust. Janus Capital Management LLC is the investment adviser to the Portfolios. Janus Aspen INTECH Risk-Managed Core Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH"). Janus Aspen MidCap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company, LLC. The following Investment Portfolios are available under your Contract:

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. It pursues its objective by normally investing 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. This Portfolio normally invests at least 25% of its assets in fixed-income senior securities, which include debt securities and preferred stocks.

Janus Aspen Enterprise

The fund's objective is to seek long term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. It pursues its objective by investing primarily in common stocks of issuers of any size, which may include larger well-established issuers and/or smaller emerging growth companies.

Janus Aspen Global Life Sciences

The Fund's objective is to seek long-term growth of capital. It pursues its objective by normally investing at least 80% of the portfolio's net assets in securities of companies that the portfolio manager believes have a life sciences orientation. At least, 25% of the portfolio's total assets will normally be invested in the healthcare, pharmaceuticals, agriculture, cosmetics/personal care, and biotechnology industry groups.


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Janus Aspen Growth and Income

The Fund's objective is long-term capital growth and current income. It pursues its investment objective by normally emphasizing investments in common stocks. The Portfolio normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities the portfolio manager believes have income potential. Eligible equity securities in which the Portfolio may invest include: domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks, such as convertible preferred stocks, bonds, and debentures; other securities with equity characteristics.

Janus Aspen INTECH Risk-Managed Core

The Fund's objective is long term growth of capital. The Portfolio invests primarily in common stocks from the universe of the Portfolio's benchmark index, which is the S&P 500(R) Index. Stocks are selected for their potential contribution to the long-term growth of capital, utilizing INTECH's mathematical investment process.

Janus Aspen Janus Portfolio

The fund's objective is to seek long-term growth of capital. It pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio's weighted average market capitalization was $52.1 billion.

Janus Aspen Overseas Portfolio

The fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The portfolio manager applies a "bottom up" approach in choosing investments. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio's investment policies. If the portfolio manager is unable to find such investments, the Portfolio's uninvested assets may be held in cash or similar investments, subject to the Portfolio's specific investment policies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The fund's objective is to seek capital appreciation. It pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap(R) Value Index. This average is updated monthly. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $13.8 billion.

Janus Aspen Worldwide Portfolio

The fund's objective is to seek long term growth of capital consistent with preservation of capital. It pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Series, Inc. is a mutual fund with multiple portfolios. Lazard Asset Management LLC serves as the investment manager of the portfolios. Lazard Asset Management LLC ("Lazard" or "LAM") is a Delaware limited liability company. It is a subsidiary of Lazard Freres & Co. LLC, (LF&Co), a New York limited liability company with one member, Lazard Group LLC, a Delaware limited liability company. The following Investment Portfolios are available under the
Contract:

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. A bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-90 securities, with a market capitalization of $300 million or greater, that are domiciled in countries that comprise the MSCI Emerging Markets Index

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. It takes a bottom-up approach to stock selection following a relative-value investment style. Screening processes first identify companies that are attractively priced relative to their financial returns. Then fundamental analysis considers sustainability of returns, while accounting validation examines companies' stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry and country concentrations in order to ensure diversification. Invests in 60-80 securities, with a market capitalization of $3 billion or greater, that are domiciled in countries that comprise the MSCI EAFE Index.

Lazard Retirement U.S. Small Cap Equity Portfolio

The Fund's objective is long term capital appreciation. It pursues a value investment style, primarily investing in relatively small U.S. companies with market caps in the range of the Russell 2000 Index. A bottom-up approach to stock


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selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification.

Lazard Retirement U.S. Strategic Equity Portfolio

Pursues a relative-value style, investing in large-cap companies with market caps in the range of companies included in the S&P 500. A bottom-up approach to stock selection seeks companies with strong financial productivity that--based on earnings, cash flow, or asset value--may be undervalued. Screening seeks to identify companies that are attractively priced relative to their financial returns. Fundamental analysis considers sustainability of returns and validates stated financial statistics. Quantitative research techniques are used to monitor risks associated with industry concentrations in order to ensure diversification. Generally holds 55-75 securities of U.S. companies with market caps of $5B or more. The fund may also invest up to 15% of assets in non-U.S. equities that trade in U.S. markets. Portfolio returns are benchmarked to the S&P 500 Index

LEGG MASON PARTNERS FUND ADVISOR, LLC

INVESTMENT MANAGER AND SUBADVISORS Legg Mason Partners Fund Advisor, LLC ("LMPFA"), with offices at 620 Eighth Avenue, New York, New York 10018, is the funds' investment manager. LMPFA provides administrative and certain oversight services to the funds and manages the equity funds' cash and short-term investments. Clear Bridge Advisors, LLC ("ClearBridge") provides the day-to-day portfolio management of certain of the funds. ClearBridge has offices at 620 Eighth Avenue, New York, New York 10018 and is an investment adviser that was formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. in December 2005. Western Asset Management Company ("Western Asset") and Western Asset Management Company Limited ("Western Asset Limited") provide the day-to-day portfolio management of certain of the funds as subadvisers. Western Asset, established in 1971 and having offices at 385 East Colorado Boulevard, Pasadena, California 91101, and Western Asset Limited, with offices at 10 Exchange Place, London, England, act as investment advisers to institutional accounts, such as corporate pension plans, mutual funds and endowment funds.

Legg Mason Partners Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the fund's assets may be invested in the securities of such companies.

Legg Mason Partners Variable Capital and Income

The Portfolio seeks total return (a combination of income and long-term capital appreciation). The fund invests in equity and fixed income securities of both U.S. and foreign issuers. The fund seeks to generate income and appreciation by allocating fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities. To generate income and enhance exposure to the equity markets, the fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as junk bonds. Fixed income securities may be of any maturity.

Legg Mason Partners Variable Fundamental Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the fund's assets may be invested in below investment grade bonds.

Legg Mason Partners Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign governments and their agencies and instrumentalities. The fund invests, under normal circumstances, at least 80% of its assets in high yield bonds and related instruments. The fund will limit its investments in emerging market governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Partners Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Partners Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The fund invests primarily in a globally diverse portfolio of fixed income securities and, under normal circumstances, the fund invests at least 80%


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of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the fund's assets among the following segments of the international market for fixed income securities: U.S. government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. The fund's investment adviser is Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, which is registered as an investment adviser with the SEC. The following Investment Portfolios are available under the Contract:

Lord Abbett Series Fund, Inc. - America's Value

The Fund's goal is long-term growth and current income through investing in U.S. and select international mid and large cap companies along with investment-grade, high-yield, and convertible bonds. The Fund invests across a combination of capital-appreciating and income-generating securities, and has the flexibility to adjust the equity and fixed-income allocations to capture opportunity.

Lord Abbett Series Fund, Inc. - Bond Debenture

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund invests across a number of bond categories. The Fund focuses on high-yield, convertible, and U.S. government bonds to maximize total return while maintaining a lower volatility level than a fund invested solely in high-yield securities.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio

The Fund's goal is long-term growth and current income through investing in U.S. and multinational large cap companies. The Fund focuses on undervalued large companies that have attractive growth prospects, many of which also pay dividends so as to provide current income.

Lord Abbett Series Fund, Inc. - International

The Fund's investment objective is long-term capital appreciation. The Fund seeks to identify and capture the capital appreciation potential of well-managed small to medium-sized foreign companies with improving fundamentals. The Fund focuses on fundamental research and global sector research to identify potential opportunities. In managing the Fund, Lord Abbett believes it is crucial to compare companies with their global competitors given that capital markets are more integrated and companies typically compete on a global scale.

Lord Abbett Series Fund, Inc. - Large Cap Core

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund seeks to provide the investor with significant long-term growth of capital and current income through investing in the common stocks of established U.S. and multinational companies. The Fund invests in stocks of established companies that Lord Abbett believes have the potential for superior earnings growth, with the flexibility to tilt the portfolio towards investments that Lord Abbett believes are favorable in different economic environments.

NATIONWIDE VARIABLE INVESTMENT TRUST

Nationwide Variable Insurance Trust (the "Trust"), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 39 series. Nationwide Fund Advisors is the investment adviser to the Trust. The following Investment Portfolios are available under your Contract:

NVIT Bond Index

The Fund seeks to match the performance of the Lehman U.S. Aggregate Index (""Lehman Aggregate Index"") as closely as possible before the deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Lehman Aggregate Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities that are included in (or have the same characteristics of the bonds comprising) the Lehman Aggregate Index, as well as derivatives linked to that index.

NVIT International Index

The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

NVIT Mid Cap Index

The Fund seeks capital appreciation. The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's MidCap 400R Index ("S&P 400R") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400R and in derivative instruments linked to the S&P 400R.

NVIT S&P 500 Index

The Fund seeks long-term capital appreciation. The Fund employs a "passive" management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's 500R Index ("S&P 500R") before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500R and in derivative instruments linked to the S&P 500R.

NVIT Small Cap Index

The Fund seeks to match the performance of the Russell 2000 Index ("Russell 2000") as closely as possible before the


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deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a portfolio of securities whose performance seeks to match the performance of the Russell 2000 before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT") is a registered investment company offering multiple portfolios. The portfolios are managed by Neuberger Berman Management Inc and sub-advised by Neuberger Berman, LLC (except for Lehman Brothers High Income Bond Portfolio (formerly, High Income Bond Portfolio) and Lehman Brothers Short Duration Bond Portfolio (formerly Limited Maturity Bond Portfolio), which are each sub-advised by Lehman Brothers Asset Management LLC, an affiliate of Neuberger Berman. The following portfolios are available under the Contract:

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The Portfolio Manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the Portfolio Manager looks for fast-growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies. It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid-cap companies that investors have overlooked. It aims to invest in "middle weight champions" -- well-managed companies with dominant market share, strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal Invests mainly in investment grade bonds and other debt securities from U.S. gov't and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average portfolio duration of three years or less. The Portfolio Managers monitor national trends in the corporate and government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the Portfolio Managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The Portfolio Managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the Portfolio Managers find an opportunity they believe is more compelling or if the Portfolio Managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the Portfolio Manager believes are likely to achieve the Fund's objective, the Portfolio Manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms


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judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

The Northern Lights Variable Insurance Trust is a Delaware statutory trust offering multiple portfolios including Changing Parameters and JNF, managed by Changing Parameters, LLC, and JNF Advisors, Inc., respectively. JNF Advisors, Inc. retains certain sub-advisers to manage its funds. Please see the underlying fund prospectus for details.

Changing Parameters

The Portfolio's name refers to the investment process used by the adviser, Changing Parameters, LLC (the "Adviser") to select the portfolio investments. The Adviser actively manages the Portfolio by allocating its holdings among equity and fixed income markets or various segments of these markets based on its technical, quantitative and momentum analysis of the changing parameters in the market. The Portfolio's investment objective is total return which it seeks to achieve by investing primarily in ETF's, U.S. Treasury instruments, and futures contracts.

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing portfolio risks that lead to volatility and are not consistently rewarded.

JNF Loomis Sayles Bond

The Portfolio seeks high total investment return through a combination of current income and capital appreciation by investing at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest rating category for short-term obligations. The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

The PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC ("PIMCO") serves as investment adviser and the administrator for the Portfolios. The following Investment Portfolios are available under the Contract:

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. A "fund of funds", this portfolio normally invests all of its assets in a wide selection of PIMCO funds. The fund's strategy is actually a combo of several strategies which together seek to increase an investor's real return potential. Strategies include: 1) inclusion of non-trade asset classes such as Treasury Inflation-Protected Securities
(TIPS), commodities & emerging mkt bonds; 2) investment with managers who have delivered solid returns over a variety of market conditions; and 3) tactical allocation, allowing the manager to make timely adjustments to the portfolio allocation in pursuit of additional return. Primary benchmark is the Barclays Capital 1-10 Year TIPS Index. Also uses the Consumer Price Index (CPI) + 5% as a secondary benchmark--an explicit statement about the fund's goal to enhance purchasing power in a meaningful way.

PIMCO VIT CommodityRealReturn TM Strategy Portfolio

The Fund seeks maximum real return consistent with prudent investment management. Normally invests in commodity-linked derivatives backed by a portfolio of inflation-indexed securities and other fixed income instruments. Rather than invest directly in physical commodities, fund employs an "enhanced index" strategy. It uses commodity-index-linked derivative instruments, to gain 100% exposure to the investment return of the Dow Jones AIG Commodity Total Return Index. The fund fully collateralizes the commodity-index-linked derivatives by investing its assets in an actively managed portfolio of inflation-indexed bonds (for a return linked to changes in the rate of inflation) and other fixed income securities. As a result the Fund attempts to employ a Double Real strategy, seeking to capitalize on the inflation-hedging properties of both commodities and inflation-indexed bonds.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc instruments of issuers that are economically tied to countries


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with emerging securities markets (den. in non-U.S. currencies or the U.S. $).
Average duration varies based with forecast for interest rates, is not expected to exceed 8 yrs. Broad discretion to invest in emerging market countries, generally as defined by the World Bank, or the UN. The fund puts emphasis on countries with relatively low GNP per capita, with the potential for rapid economic growth. Country/currency composition is based on relative interest, inflation, and exchange rates, monetary and fiscal policies, trade and current acct balances, etc. Likely to concentrate in Asia, Africa, the Mid-East, Latin Am. and the developing countries of Europe. It may invest assets in high yield securities sub to a max of 15% of assets in securities rated below B.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed income instruments of issuers located outside the US, representing at least 3 foreign countries. It may use futures (and related options) to replicate bond positions. Securities are normally denominated in major foreign currencies. Normally hedges at least 80% of exposure to foreign currency. PIMCO selects the Fund's foreign country and currency compositions based on an evaluation of various factors, including, but not limited to relative interest rates, exchange rates, monetary and fiscal policies, trade and current account balances. The average portfolio duration of the Fund normally varies within a 3- to 7-year time frame. The Fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher.

PIMCO VIT Foreign Bond (U.S. Dollar-Un-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in fixed inc. instruments of issuers located in at least 3 countries (including the US). It may use futures contracts (& related options). It invests primarily in economically developed countries. Securities may be denominated in major foreign currencies, baskets of foreign currencies (e.g. the euro), or the US$. Foreign country/currency compositions are based on various factors, including, rel. interest rates, exch. rates, monetary & fiscal policies, trade & current acct balances. Investments in the securities of issuers loc. outside the US will normally vary between 25% & 75% of the portfolio's assets. Average Portfolio duration normally varies within in a 3 to 7 year time frame. It may invest up to 10% of assets in high yield bonds.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Normally invests at least 80% of assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least Caa or CCC, subject to a maximum of 5% of total assets in securities rated Caa or CCC. The remainder of the assets may be invested in investment grade fixed income Instruments. Average portfolio duration of this Portfolio normally varies within a two- to six-year time frame based on PIMCO's forecast for interest rates. May invest up to 20% of assets in securities denominated in foreign currencies and may invest beyond this limit in US dollar-denominated securities of foreign issuers. Portfolio will normally hedge at least 80% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. It invests at least 80% of assets in diversified portfolio of fixed income securities issued or guaranteed by US Government, its agencies or GSEs ("Governments"). Remaining assets may be invested in other Fixed Income Instruments. It may obtain exposure to Governments through futures contracts or related options. It will have minimum 8 yr average duration. Fixed Income Instruments limited to investment grade US $-denominated US issuers rated at least A, or, if unrated, determined of comparable quality. May only invest up to 10% in securities rated A, and up to 25% in securities rated AA. It may invest all assets in derivatives (i.e., options, futures contracts, swap agreements) or MBS. It may enter into purchase and sale contracts or other investment techniques (i.e., buy backs or dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Portfolio invests at least 65% of assets in diversified portfolio of Fixed Income Instruments. Average portfolio duration varies w/in 1 to 3 year time frame based on PIMCO's forecasts. Invests primarily in investment grade debt, but may Invest up to 10% in high yield securities B or higher, or, if unrated, determined to be of comparable quality. May invest up to 30% in securities in foreign currencies, and may invest more in us $-denominated foreign securities. Portfolio will hedge at least 75% of exposure to foreign currency. May Invest all assets in derivative instruments (i.e., options, futures contracts, swap agreements), or mortgage- or asset-backed securities. Portfolio may invest in purchase and sale contracts or other investment techniques (i.e., buy backs, dollar rolls). "Total return" consists of income earned, plus capital appreciation.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.

It focuses on inflation-indexed, fixed income securities and invests primarily in inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Employs both top down and bottom-up strategies: top-down investment process develops a 3-5 year


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outlook for the global economy and interest rates in order to determine basic portfolio parameters--e.g.. duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. Duration (sensitivity to interest rates) normally varies within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. Invests in money market instruments and short maturity fixed income securities. Normally invests at least 65% of assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration will normally not exceed one year, but may vary based on forecast for interest rates. The dollar-weighted average portfolio maturity of this portfolio is normally not expected to exceed three years. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities rated B or higher by Moody's or S&P. May invest up to 5% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers"

PIMCO Small Cap StocksPlus

The Fund seeks total return which exceeds that of the Russell 2000(R) Index. The Portfolio seeks to exceed the total return of the Russell 2000(R) Index by investing under normal circumstances substantially all of its assets in Russell 2000(R) Index derivatives, backed by a diversified portfolio of Fixed Income Instruments actively managed by PIMCO.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. Invests primarily in intermediate maturity, fixed income securities, including U.S. government and corporate bond securities, mortgage and other asset-backed securities, U.S. dollar and non-U.S. dollar-denominated securities of non-U.S. issuers, and money market instruments.. Employs both top-down and bottom-up strategies: top-down investment process develops 3-5 year outlook for global economy and interest rates to determine basic portfolio parameters--e.g.duration, yield-curve positioning, sector weightings and credit quality. Bottom-up strategies and analytics drive process of seeking undervalued securities. It maintains average duration between 3-6 years, and plans to stay within one year of the duration of the Lehman Brothers Aggregate Bond Index.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Variable Contracts Trust is an open-ended management investment company consisting of distinct investment portfolios. Pioneer Investment Management, Inc. (Pioneer) is the investment adviser to each portfolio.

Pioneer Bond VCT

The Fund seeks to provide current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risks. The Bond VCT II Fund seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Cullen Value

The Portfolio seeks capital appreciation by investing primarily in equity securities of medium and large capitalization companies. The portfolio invests primarily in equity securities. The portfolio may invest a significant portion of its assets in equity securities of medium- and large-capitalization companies. Consequently, the portfolio will be subject to the risks of investing in companies with market capitalizations of $1.5 billion or more.

Secondarily, the portfolio may seek income.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The portfolio invests primarily in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. The portfolio invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, the portfolio invests at least 80% of its total assets in equity securities of mid-size companies. Mid-size companies are those with market values, at the time of investment, that do not exceed the greater of the market capitalization of the largest company within the Russell Midcap Value Index or the 3-year rolling average of the market capitalization of the largest company within the Russell Midcap Value Index as measured at the end of the preceding month, and are not less than the smallest company within the index.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities.

ROYCE CAPITAL FUND

Royce Capital Fund is a registered management investment company with multiple Portfolios. Royce & Associates, LLC ("Royce") is the investment adviser and is responsible for the management of the Portfolios' assets. The following Investment Portfolios are available under the Contract:


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Royce Capital Fund--Micro-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in "micro-cap" companies with market caps less than $400M with a bias towards companies with conservatively-structured balance sheets and lower valuations. Micro-cap universe is large, with 6,700+ companies and about $475B in total market cap. The sector is less well-known, due to its size, limited research coverage and limited institutional following--and thus provides more opportunity to find pricing inefficiencies. Investors in the Fund should have a longer-term investment horizon of at least 3-years.

Royce Capital Fund--Small-Cap

This portfolio's primary investment objective is long term growth of capital. It invests primarily in small-cap companies with market caps of less than $2B at time of investment. It looks for companies with excellent business strengths and/or prospects for growth, high internal rates of return and low leverage that are trading significantly below the manager's estimate of their intrinsic worth.

RYDEX VARIABLE TRUST

Rydex Variable Trust is a mutual fund with multiple portfolios which are managed by Rydex Investments. As of the date of this prospectus, all of the Investment Portfolios permit active trading other than the following (this list may change at any time without notice): All Cap Opportunity Fund, Alternative Strategies, Commodities Strategy, Managed Futures, Multi Hedge Strategies, Multi-Cap Core Equity, International Opportunity, Essential Portfolio Aggressive, Essential Portfolio Conservative, Essential Portfolio Moderate. The following Investment Portfolios are available under the Contract:

Rydex VT All-Cap Opportunity

The fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Rydex VT Alternative Strategies

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The Fund seeks to achieve its objective by investing principally in a diversified portfolio of funds that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, Rydex Investments will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize alternative or non-traditional asset classes or investment strategies according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Rydex VT Banking

The Fund's objective is Capital Appreciation by investing in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. It Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in funds that invest in fixed income securities of varying credit quality and duration should such funds offer potential for capital appreciation. Varies allocations to underlying funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT CLS AdvisorOne Berolina

The Fund seeks to provide growth of capital and total return. The Berolina Fund is a "fund of funds" and pursues its investment objective by investing primarily in exchange-traded funds ("ETFs"), traditional open-end investment companies ("mutual funds") and closed-end investment companies ("closed-end funds") that are not affiliated with the Trust (collectively, the "underlying funds").

Rydex VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "fund of funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek


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current income and capital growth. Invests in funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in funds that invest in futures & futures options. Varies allocations to underlying funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes. Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Essential Portfolio Aggressive Fund

The Fund seeks growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Conservative

Fund The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility.

Rydex VT Essential Portfolio Moderate

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower portfolio volatility. The Fund will typically have a moderate allocation to underlying funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options


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on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the fund's exposure to 125% of its benchmark. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. gov't securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S. gov't securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT International Opportunity

The Fund seeks long term capital appreciation. The Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australia and Far East) and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from 21 developed market countries. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of swap agreements, futures contracts, options on securities and currencies, futures contracts, and stock indices, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. gov't securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-


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day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds US Government securities or cash equivalents to collateralize these futures and options contracts

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the fund would gain 5%. The fund will not own the securities included in the underlying index. Instead, the fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices. Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index.

This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Managed Futures Fund

Seeks to provide investment returns that match the daily performance of the S&P Diversified Trends Indicator (S&P DTI).

The fund seeks to take advantage of both rising and falling price trends in the U.S. commodity and global financial futures markets.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400 Index. Invests principally in securities of companies included in the S&P 400 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark. The investment objective of the Fund is non-fundamental.

Rydex VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices. Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

Rydex VT Multi-Cap Core Equity

The Fund's objective is long-term capital appreciation. Invests in a broad mix of equities, equally weighted across the small, medium and large market capitalization ranges. All capitalizations are exposed to all sectors. Uses a quantitative GARP (Growth at a Reasonable Price) approach to blend growth and value strategies.

Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase U.S. gov't securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the


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underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the portfolios hold US gov't securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index. On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts (REITS). Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell 2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P 500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P 500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.


                                                                              44
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Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P 400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term US Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacturer or sale of communications services or equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Gov't, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Gov't securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds US gov't securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

SELIGMAN PORTFOLIOS, INC.

Seligman Portfolios, Inc. is a mutual fund with multiple portfolios which are managed by J. & W. Seligman & Co. Incorporated. The following Investment Portfolios are available under the Contract:

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management


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Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

Seligman Large Cap Value (Class I)

The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Portfolio.

Seligman Small Cap Value (Class I)

The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Portfolio.

THIRD AVENUE VARIABLE SERIES TRUST

The Third Avenue Variable Series Trust is a mutual fund with one portfolio. Third Avenue Management LLC is the investment adviser for the Portfolio and is responsible for the management of the Portfolio's investments. The following Investment Portfolio is available under the Contract:

Third Avenue Value

The Portfolio seeks long-term capital appreciation by acquiring common stocks of well-financed companies (meaning companies without significant liabilities in comparison to their overall resources) at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high yield securities) that the adviser believes are undervalued.

T. ROWE PRICE EQUITY SERIES, INC. CLASS II

T. Rowe Price Equity Series, Inc. (the "corporation") was incorporated in Maryland in 1994. Currently the corporation consists of seven series, each representing a separate pool of assets with different investment objectives and policies. In 2002, the Equity Income Portfolio issued a separate class of shares known as the II Class.

T. Rowe Price Blue Chip Growth

The Fund seeks long-term growth of capital by investing at least 80% of assets in the stocks of large and medium-sized blue chip growth companies--firms that, in the manager's view, are well established in their industries and have the potential for above average earnings growth. Focus on companies with leading market position, seasoned management, and strong financial fundamentals. Investment approach reflects manager's belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the targeted companies will have good prospects for dividend growth.

T. Rowe Price Equity Income

The Fund seeks to provide substantial dividend income as well as long-term growth of capital through investments in at least 80% of assets in stocks, with 65% in the stocks of well-established companies paying above average dividends, with favorable prospects for both increasing dividends and capital appreciation. Fund typically employs a "value" approach in selecting investments. Seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Looks for companies with an established operating history, above-average dividend yield relative to the S&P 500, low price/earnings ratio relative to the S&P 500, a sound balance sheet and other positive financial characteristics, and a low stock price relative to the company's underlying value as measured by assets, cash flow, or business franchises. Can invest in foreign securities.

T. Rowe Price Health Sciences

The fund seeks long-term growth of capital by investing at least 80% of assets in stocks of companies engaged in research, development, production, or distribution of products/services related to health care, medicine, or life sciences. While the fund can invest in companies of any size, the majority of fund assets are expected to be invested in large- & mid-cap companies. Allocation among pharmaceuticals, health care services companies, products & devices providers, & biotechnology firms will vary depending on the relative potential seen within each area and the outlook for the overall health sciences sector. In general, the fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy. When stock valuations seem unusually high, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

T. Rowe Price Limited-Term Bond Portfolio

The funds seeks a high level of income consistent with moderate fluctuations in principal value by investing at least 80% of net assets in bonds, with 65% of its total assets in short and intermediate term bonds. Average effective maturity will not exceed five (5) years.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust is a mutual fund with multiple portfolios. Van Eck Associates Corporation serves as investment adviser to the funds. The following Investment Portfolios are available under the Contract:

Van Eck Worldwide Absolute Return

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced


                                                                              46
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at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies. Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

Van Eck Worldwide Bond

The Fund seeks high total return--income plus capital appreciation--by investing globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck Worldwide Emerging Markets

The Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more than 20% of assets are held in debt securities rated below investment grade.

Van Eck Worldwide Hard Assets

The Fund seeks long-term capital appreciation by investing primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck Worldwide Real Estate

The Fund seeks to maximize return through investments in the real estate industry. Invests in domestic and foreign companies principally engaged in the real estate industry, or with significant real estate assets. Normally invests in at least 3 countries, including the U.S. Invests primarily in equities, but may invest up to 20% of assets in debt securities of real estate companies or in equity or debt securities of non-real estate companies. Will not invest more than 20% of assets in debt securities rated lower than Baa.

VANGUARD VARIABLE INSURANCE FUNDS(R)

Vanguard Balanced Portfolio

The Portfolio seeks to provide long-term capital appreciation and reasonable current income by investing 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S. Treasury and government agency bonds, and mortgage-backed securities.

Vanguard Capital Growth

The Portfolio seeks to provide long-term capital appreciation by investing in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The portfolio consists predominantly of mid- and large-capitalization stocks.

Vanguard Diversified Value

The Portfolio seeks to provide long-term capital appreciation and income by investing mainly in large and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at below average prices in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Vanguard Equity Index

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks by employing a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S. companies.

Vanguard International

The Portfolio seeks to provide long-term capital appreciation by investing predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Short-Term Investment Grade

The Portfolio seeks to provide long-term capital appreciation by investing predominantly in the stocks of companies located outside the United States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Small Company Growth

The Portfolio seeks to provide long-term capital appreciation by investing at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income.

Vanguard Total Bond Market

The Portfolio seeks to track the performance of a broad, market-weighted bond index by employing a "passive management"--or indexing--investment approach designed to track the performance of the Lehman U.S. Aggregate Bond Index. This index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.


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Vanguard Total Stock Market Index

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market by employing a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's (S&P) Total Market Index by investing all, or substantially all, of its assets in two Vanguard funds--Vanguard Variable Insurance Fund-Equity Index Portfolio and Vanguard Extended Market Index Fund.

WELLS FARGO ADVANTAGE FUNDS

The Wells Fargo Advantage Funds referenced below are managed by Wells Fargo Funds Management, LLC and sub advised by Wells Capital Management Incorporated The following Funds are available under the Contract:

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. We invest in equity securities of small- and medium-capitalization companies that we believe offer favorable opportunities for growth. We define small- and medium capitalization companies as those with market capitalizations at the time of purchase equal to or lower than the company with the largest market capitalization in the Russell Midcap(R) Index, which was $41.7 billion as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. We invest principally in equity securities of medium-capitalization companies, which we define as those within the range of market capitalizations of companies in the Russell Midcap(R) Index. The range of the Russell Midcap(R) Index was $4.5 billion to $41.7 billion respectively, as of December 31, 2007, and is expected to change frequently. Furthermore, we may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Wells Fargo Advantage Small/Mid Cap Value

The Fund seeks long-term capital appreciation. We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index. The market capitalization range of the Russell 2500TM Index was $25 million to $20.8 billion, as of December 31, 2007, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock.

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Appendix B - CONDENSED FINANCIAL INFORMATION
Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
Basic Value Fund
----------------
Beginning AUV                                         $12.639        $12.469        $11.040        $10.160
Ending AUV                                             $6.079        $12.639        $12.469        $11.040

Ending number of AUs (000s)                                44             15              9             11

Capital Development Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                          $9.874         $9.845            N/A            N/A
Ending AUV                                             $5.231         $9.874            N/A            N/A

Ending number of AUs (000s)                                 1              0            N/A            N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                                         $11.854        $10.964        $10.044            N/A
Ending AUV                                             $8.281        $11.854        $10.964            N/A

Ending number of AUs (000s)                               146             10              7            N/A

Financial Services Fund
-----------------------
Beginning AUV                                         $10.297        $13.238        $11.369        $10.242
Ending AUV                                             $4.176        $10.297        $13.238        $11.369

Ending number of AUs (000s)                                 3              0              3             14

Global Health Care Fund
-----------------------
Beginning AUV                                         $13.271        $11.864        $11.274        $10.127
Ending AUV                                             $9.473        $13.271        $11.864        $11.274

Ending number of AUs (000s)                                 4             11              3              1

Global Real Estate Fund
-----------------------
Beginning AUV                                         $15.784        $16.709        $11.717        $10.091
Ending AUV                                             $8.736        $15.784        $16.709        $11.717

Ending number of AUs (000s)                               222            169             76              4

Government Securities Fund (inception date November 9, 2007)
------------------------------------------------------------
Beginning AUV                                         $10.127        $10.008            N/A            N/A
Ending AUV                                            $11.374        $10.127            N/A            N/A

Ending number of AUs (000s)                               189              0            N/A            N/A

High Yield Fund
---------------
Beginning AUV                                         $11.716        $11.572        $10.450        $10.032
Ending AUV                                             $8.706        $11.716        $11.572        $10.450

Ending number of AUs (000s)                               608             63            223            316

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
International Growth Fund (inception date November 9, 2007)
-----------------------------------------------------------
Beginning AUV                                          $9.668         $9.814            N/A            N/A
Ending AUV                                             $5.764         $9.668            N/A            N/A

Ending number of AUs (000s)                               152              1            N/A            N/A

Mid Cap Core Equity Fund
------------------------
Beginning AUV                                         $13.316        $12.185        $10.979        $10.102
Ending AUV                                             $9.497        $13.316        $12.185        $10.979

Percentage of in AUV                                       49             35              5             --

Technology Fund
---------------
Beginning AUV                                         $13.803        $12.815        $11.600        $10.155
Ending AUV                                             $7.660        $13.803        $12.815        $11.600

Ending number of AUs (000s)                                 1              2             22             20

------------------------------------------------------------------------------------------------------------------------------------

THE ALGER AMERICAN FUND:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                                         $19.199        $14.378        $12.055        $10.149
Ending AUV                                            $10.534        $19.199        $14.378        $12.055

Ending number of AUs (000s)                                65            300             11             12

LargeCap Growth Portfolio
-------------------------
Beginning AUV                                         $14.898        $12.420        $11.812        $10.165
Ending AUV                                             $8.022        $14.898        $12.420        $11.812

Ending number of AUs (000s)                               106            110             28             23

MidCap Growth Portfolio
-----------------------
Beginning AUV                                         $17.231        $13.097        $11.891        $10.146
Ending AUV                                             $7.176        $17.231        $13.097        $11.891

Ending number of AUs (000s)                                19            194             17             --

SmallCap Growth Portfolio
-------------------------
Beginning AUV                                         $17.895        $15.263        $12.718        $10.172
Ending AUV                                             $9.556        $17.895        $15.263        $12.718

Ending number of AUs (000s)                                27             65             48             11

------------------------------------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                                         $11.726        $11.155         $9.958            N/A
Ending AUV                                             $6.965        $11.726        $11.155            N/A

Ending number of AUs (000s)                                35             39              8            N/A

International Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                         $10.085            N/A            N/A            N/A
Ending AUV                                             $5.301            N/A            N/A            N/A

Ending number of AUs (000s)                                22            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
International Value Portfolio (inception date May 1, 2008)
----------------------------------------------------------
Beginning AUV                                         $10.080            N/A            N/A            N/A
Ending AUV                                             $4.845            N/A            N/A            N/A

Ending number of AUs (000s)                                70            N/A            N/A            N/A

Small Cap Growth Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                                         $10.134            N/A            N/A            N/A
Ending AUV                                             $6.168            N/A            N/A            N/A

Ending number of AUs (000s)                                 4            N/A            N/A            N/A

Small-Mid Cap Value Portfolio (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                         $10.677        $10.516        $10.000            N/A
Ending AUV                                             $6.860        $10.677        $10.516            N/A

Ending number of AUs (000s)                                97             83              1            N/A

------------------------------------------------------------------------------------------------------------------------------------

ALPS VARIABLE INSURANCE TRUST:
Listed Private Equity Portfolio II (inception date May 1, 2008)
---------------------------------------------------------------
Beginning AUV                                         $10.000            N/A            N/A            N/A
Ending AUV                                             $3.750            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
----------------
Beginning AUV                                         $12.255        $11.678        $10.653        $10.071
Ending AUV                                             $9.763        $12.255        $11.678        $10.653

Ending number of AUs (000s)                                77            101             39             --

VP Income & Growth Fund
-----------------------
Beginning AUV                                         $12.607        $12.616        $10.775        $10.115
Ending AUV                                             $8.247        $12.607        $12.616        $10.775

Ending number of AUs (000s)                                82             89             48             11

VP Inflation Protection Fund
----------------------------
Beginning AUV                                         $11.207        $10.234        $10.076        $10.011
Ending AUV                                            $11.028        $11.207        $10.234        $10.076

Ending number of AUs (000s)                               123            106              8              7

VP International Fund
---------------------
Beginning AUV                                         $17.206        $14.574        $11.657        $10.142
Ending AUV                                             $9.494        $17.206        $14.574        $11.657

Ending number of AUs (000s)                                84            156             47             --

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                                          $9.457        $10.037            N/A            N/A
Ending AUV                                             $5.931         $9.457            N/A            N/A

Ending number of AUs (000s)                                11              3            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                         $11.638        $10.019            N/A            N/A
Ending AUV                                             $6.811        $11.638            N/A            N/A

Ending number of AUs (000s)                                80            117            N/A            N/A

VP Value Fund
-------------
Beginning AUV                                         $12.144        $12.802        $10.789        $10.145
Ending AUV                                             $8.893        $12.144        $12.802        $10.789

Ending number of AUs (000s)                               107            101             96             15

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                         $12.479         $9.972            N/A            N/A
Ending AUV                                             $6.411        $12.479            N/A            N/A

Ending number of AUs (000s)                                10             33            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV                                         $11.396         $9.713        $10.138            N/A
Ending AUV                                             $7.554        $11.396         $9.713            N/A

Ending number of AUs (000s)                                30             23              2            N/A

------------------------------------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
-----------------------
Beginning AUV                                         $10.923        $11.120        $10.470        $10.072
Ending AUV                                             $9.833        $10.923        $11.120        $10.470

Ending number of AUs (000s)                             1,119            284             96              9

Evolution VP All Cap Equity Fund (inception date November 14, 2006)
-------------------------------------------------------------------
Beginning AUV                                         $10.623        $10.303        $10.015            N/A
Ending AUV                                             $7.822        $10.623        $10.303            N/A

Ending number of AUs (000s)                                14             17             46            N/A

Evolution VP Managed Bond Fund (inception date November 14, 2006)
-----------------------------------------------------------------
Beginning AUV                                         $10.107         $9.993        $10.123            N/A
Ending AUV                                            $10.426        $10.107         $9.993            N/A

Ending number of AUs (000s)                                21              9             24            N/A

------------------------------------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
-------------------------------
Beginning AUV                                         $13.049        $13.135        $11.481        $10.172
Ending AUV                                             $9.015        $13.049        $13.135        $11.481

Ending number of AUs (000s)                               134            158             66              7

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                         $12.871        $11.941        $10.935        $10.101
Ending AUV                                             $8.440        $12.871        $11.941        $10.935

Ending number of AUs (000s)                                 8              3             --             --

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
Beginning AUV                                         $13.216        $12.556        $10.871        $10.125
Ending AUV                                             $8.307        $13.216        $12.556        $10.871

Ending number of AUs (000s)                               635            779            301             12

------------------------------------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                                         $14.606        $14.024        $11.439        $10.118
Ending AUV                                             $9.155        $14.606        $14.024        $11.439

Ending number of AUs (000s)                               283            384            157             19

------------------------------------------------------------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                                         $12.943        $12.441        $10.758        $10.072
Ending AUV                                            $10.305        $12.943        $12.441        $10.758

Ending number of AUs (000s)                                30             59             43             --

High Income Bond Fund II
------------------------
Beginning AUV                                         $12.118        $11.716        $10.574        $10.014
Ending AUV                                             $8.968        $12.118        $11.716        $10.574

Ending number of AUs (000s)                               155            120             96             12

International Equity Fund II
----------------------------
Beginning AUV                                         $14.953        $13.650        $11.481        $10.135
Ending AUV                                             $8.116        $14.953        $13.650        $11.481

Ending number of AUs (000s)                                87             73              3             16

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                                         $12.717        $10.542         $9.935            N/A
Ending AUV                                             $7.387        $12.717        $10.542            N/A

Ending number of AUs (000s)                                96             37             --            N/A

Market Opportunity Fund II (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                         $10.013        $10.164        $10.010            N/A
Ending AUV                                             $9.927        $10.013        $10.164            N/A

Ending number of AUs (000s)                                33              8             --            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
-----------------------------------------------------------------------------------------
Beginning AUV                                         $10.114            N/A            N/A            N/A
Ending AUV                                             $6.619            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
--------------------------------------------------------------------------------
Beginning AUV                                         $10.080            N/A            N/A            N/A
Ending AUV                                             $7.709            N/A            N/A            N/A

Ending number of AUs (000s)                                59            N/A            N/A            N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------------
Beginning AUV                                         $10.019            N/A            N/A            N/A
Ending AUV                                             $9.334            N/A            N/A            N/A

Ending number of AUs (000s)                                28            N/A            N/A            N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------
Beginning AUV                                         $10.102            N/A            N/A            N/A
Ending AUV                                             $7.027            N/A            N/A            N/A

Ending number of AUs (000s)                                 1            N/A            N/A            N/A

Ibbotson Income & Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
---------------------------------------------------------------------------------------
Beginning AUV                                         $10.048            N/A            N/A            N/A
Ending AUV                                             $8.534            N/A            N/A            N/A

Ending number of AUs (000s)                                 5            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

FIRST EAGLE FUNDS
Overseas Variable Fund (inception date November 14, 2008)
---------------------------------------------------------
Beginning AUV                                          $9.782            N/A            N/A            N/A
Ending AUV                                            $10.465            N/A            N/A            N/A

Ending number of AUs (000s)                                27            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Global Real Estate Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------------------
Beginning AUV                                          $9.352            N/A            N/A            N/A
Ending AUV                                             $9.972            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

High Income Securities II Fund (inception date November 14, 2008)
-----------------------------------------------------------------
Beginning AUV                                          $9.892            N/A            N/A            N/A
Ending AUV                                             $9.957            N/A            N/A            N/A

Ending number of AUs (000s)                                24            N/A            N/A            N/A

Income Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------
Beginning AUV                                          $9.831            N/A            N/A            N/A
Ending AUV                                            $10.071            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
Mutual Shares Securities II Fund (inception date November 14, 2008)
-------------------------------------------------------------------
Beginning AUV                                          $9.690            N/A            N/A            N/A
Ending AUV                                             $9.883            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
----------------------------------------------------------------------
Beginning AUV                                         $10.000            N/A            N/A            N/A
Ending AUV                                            $10.296            N/A            N/A            N/A

Ending number of AUs (000s)                                 4            N/A            N/A            N/A

Templeton Global Income Securities II Fund (inception date November 14, 2008)
-----------------------------------------------------------------------------
Beginning AUV                                         $10.063            N/A            N/A            N/A
Ending AUV                                            $10.741            N/A            N/A            N/A

Ending number of AUs (000s)                                18            N/A            N/A            N/A

U.S. Government II Fund (inception date November 14, 2008)
----------------------------------------------------------
Beginning AUV                                         $10.008            N/A            N/A            N/A
Ending AUV                                            $10.400            N/A            N/A            N/A

Ending number of AUs (000s)                                 7            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES- Institutional:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                         $10.489         $9.993            N/A            N/A
Ending AUV                                             $8.828        $10.489            N/A            N/A

Ending number of AUs (000s)                               261             66            N/A            N/A

Enterprise Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                                         $12.867        $10.544         $9.930            N/A
Ending AUV                                             $7.242        $12.867        $10.544            N/A

Ending number of AUs (000s)                               261            117             38            N/A

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                         $12.795        $10.000            N/A            N/A
Ending AUV                                             $7.146        $12.795            N/A            N/A

Ending number of AUs (000s)                                95             29            N/A            N/A

Global Life Sciences Portfolio (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                                         $10.972        $10.009            N/A            N/A
Ending AUV                                             $7.802        $10.972            N/A            N/A

Ending number of AUs (000s)                                27              3            N/A            N/A

Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                                         $10.920        $10.040         $9.989            N/A
Ending AUV                                             $6.424        $10.920        $10.040            N/A

Ending number of AUs (000s)                               149            161             35            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Institutional: (continued)
Janus Portfolio (inception date May 1, 2006)
--------------------------------------------
Beginning AUV                                         $12.072        $10.489         $9.959            N/A
Ending AUV                                             $7.277        $12.072        $10.489            N/A

Ending number of AUs (000s)                               101             82             60            N/A

Overseas Portfolio (inception date May 1, 2006)
-----------------------------------------------
Beginning AUV                                         $14.995        $11.686        $10.034            N/A
Ending AUV                                             $7.181        $14.995        $11.686            N/A

Ending number of AUs (000s)                               635            606            283            N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                                          $9.998        $10.006            N/A            N/A
Ending AUV                                             $7.222         $9.998            N/A            N/A

Ending number of AUs (000s)                               263             60            N/A            N/A

Worldwide Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                                         $12.261        $11.184         $9.970            N/A
Ending AUV                                             $6.785        $12.261        $11.184            N/A

Ending number of AUs (000s)                                54            150             85            N/A

JANUS ASPEN SERIES- Service:
INTECH Risk-Managed Core Portfolio (inception date May 1, 2006)
---------------------------------------------------------------
Beginning AUV                                         $11.233        $10.584         $9.954            N/A
Ending AUV                                             $7.162        $11.233        $10.584            N/A

Ending number of AUs (000s)                                 6              6             --            N/A

------------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio
--------------------------
Beginning AUV                                         $24.108        $18.085        $13.917        $10.227
Ending AUV                                            $12.362        $24.108        $18.085        $13.917

Ending number of AUs (000s)                               201            173            247             25

International Equity Portfolio
------------------------------
Beginning AUV                                         $15.543        $14.030        $11.450        $10.148
Ending AUV                                             $9.790        $15.543        $14.030        $11.450

Ending number of AUs (000s)                               137            143            141              4

US Small Cap Equity Portfolio
-----------------------------
Beginning AUV                                         $12.081        $13.018        $11.216        $10.147
Ending AUV                                             $7.675        $12.081        $13.018        $11.216

Ending number of AUs (000s)                                 4              8             67             --

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                                         $12.446        $12.566        $10.696        $10.116
Ending AUV                                             $8.055        $12.446        $12.566        $10.696

Ending number of AUs (000s)                                 3             23             18              1

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                                          $9.649         $9.900            N/A            N/A
Ending AUV                                             $5.750         $9.649            N/A            N/A

Ending number of AUs (000s)                               201             29            N/A            N/A

Capital and Income Portfolio (inception date April 30, 2007)
------------------------------------------------------------
Beginning AUV                                         $10.108         $9.953            N/A            N/A
Ending AUV                                             $6.568        $10.108            N/A            N/A

Ending number of AUs (000s)                                27             47            N/A            N/A

Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------
Beginning AUV                                          $9.588         $9.904            N/A            N/A
Ending AUV                                             $6.081         $9.588            N/A            N/A

Ending number of AUs (000s)                                30             18            N/A            N/A

Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------
Beginning AUV                                         $10.016         $9.897            N/A            N/A
Ending AUV                                             $6.281        $10.016            N/A            N/A

Ending number of AUs (000s)                                41             26            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Global High Yield Bond Portfolio
--------------------------------
Beginning AUV                                         $11.752        $11.760       $ 10.629       $ 10.041
Ending AUV                                             $8.130        $11.752       $ 11.760       $ 10.629

Ending number of AUs (000s)                                49             29             23             48

Strategic Bond Portfolio
------------------------
Beginning AUV                                         $10.966        $10.752       $ 10.237       $ 10.018
Ending AUV                                             $9.099        $10.966       $ 10.752       $ 10.237

Ending number of AUs (000s)                                64            108             81              7

------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SERIES FUND, INC.:
America's Value Portfolio
-------------------------
Beginning AUV                                         $12.658        $12.270        $10.712        $10.097
Ending AUV                                             $9.343        $12.658        $12.270        $10.712

Ending number of AUs (000s)                                26             24              5             --

Bond Debenture Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                          $9.970         $9.976            N/A            N/A
Ending AUV                                             $8.222         $9.970            N/A            N/A

Ending number of AUs (000s)                                13              0            N/A            N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                                         $13.068        $12.633        $10.773        $10.115
Ending AUV                                             $8.308        $13.068        $12.633        $10.773

Ending number of AUs (000s)                               104            121             42              1

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
International Portfolio (inception date November 9, 2007)
---------------------------------------------------------
Beginning AUV                                          $9.398         $9.766            N/A            N/A
Ending AUV                                             $4.555         $9.398            N/A            N/A

Ending number of AUs (000s)                                17              6            N/A            N/A

Large Cap Core Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                         $10.072         $9.835            N/A            N/A
Ending AUV                                             $6.921        $10.072            N/A            N/A

Ending number of AUs (000s)                                 7              0            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                         $10.478        $10.000            N/A            N/A
Ending AUV                                            $10.975        $10.478            N/A            N/A

Ending number of AUs (000s)                               149             69            N/A            N/A

International Index Fund (inception date May 1, 2007)
-----------------------------------------------------
Beginning AUV                                         $10.181        $10.009            N/A            N/A
Ending AUV                                             $5.816        $10.181            N/A            N/A

Ending number of AUs (000s)                               355            147            N/A            N/A

Mid Cap Index Fund (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                          $9.891        $10.030            N/A            N/A
Ending AUV                                             $6.293         $9.891            N/A            N/A

Ending number of AUs (000s)                               150             21            N/A            N/A

S&P 500 Index Fund ( inception date May 1, 2007)
------------------------------------------------
Beginning AUV                                         $10.014        $10.029            N/A            N/A
Ending AUV                                             $6.294        $10.014            N/A            N/A

Ending number of AUs (000s)                               522            317            N/A            N/A

Small Cap Index Fund (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                                          $9.460        $10.020            N/A            N/A
Ending AUV                                             $6.242         $9.460            N/A            N/A

Ending number of AUs (000s)                               122             22            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
------------------------
Beginning AUV                                         $17.086        $13.945        $12.158        $10.126
Ending AUV                                             $9.676        $17.086        $13.945        $12.158

Ending number of AUs (000s)                                54             51             15              1

Partners Portfolio
------------------
Beginning AUV                                         $14.785        $13.523        $12.048        $10.139
Ending AUV                                             $7.039        $14.785        $13.523        $12.048

Ending number of AUs (000s)                               199            204            118             17

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
Regency Portfolio
-----------------
Beginning AUV                                         $13.415        $12.986        $11.682        $10.162
Ending AUV                                             $7.268        $13.415        $12.986        $11.682

Ending number of AUs (000s)                                40             41             31             11

Short Term Duration Bond Portfolio
----------------------------------
Beginning AUV                                         $11.049        $10.546        $10.121        $10.008
Ending AUV                                             $9.565        $11.049        $10.546        $10.121

Ending number of AUs (000s)                               125            189            161              7

Small-Cap Growth Portfolio
--------------------------
Beginning AUV                                         $11.883        $11.822        $11.232        $10.118
Ending AUV                                             $7.192        $11.883        $11.822        $11.232

Ending number of AUs (000s)                                69             17             15              3

Socially Responsive Portfolio
-----------------------------
Beginning AUV                                         $13.743        $12.771        $11.232        $10.143
Ending AUV                                             $8.322        $13.743        $12.771        $11.232

Ending number of AUs (000s)                                14             17              7              4

------------------------------------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
Changing Parameters Portfolio (inception date July 2, 2007)
-----------------------------------------------------------
Beginning AUV                                         $10.110        $10.000            N/A            N/A
Ending AUV                                             $9.849        $10.110            N/A            N/A

Ending number of AUs (000s)                               908            804            N/A            N/A

JNF Chicago Equity Partners Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------------------------------
Beginning AUV                                          $9.880        $10.028            N/A            N/A
Ending AUV                                             $7.591         $9.880            N/A            N/A

Ending number of AUs (000s)                                16             27            N/A            N/A

JNF Chicago Equity Partners Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------------------------------
Beginning AUV                                          $9.047        $10.013            N/A            N/A
Ending AUV                                             $5.193         $9.047            N/A            N/A

Ending number of AUs (000s)                                44            180            N/A            N/A

JNF Loomis Sayles Bond Portfolio (inception date May 1, 2008)
-------------------------------------------------------------
Beginning AUV                                         $10.000            N/A            N/A            N/A
Ending AUV                                             $7.687            N/A            N/A            N/A

Ending number of AUs (000s)                               695            N/A            N/A            N/A

JNF Money Market Portfolio (inception date April 30, 2008)
----------------------------------------------------------
Beginning AUV                                         $10.001            N/A            N/A            N/A
Ending AUV                                            $10.168            N/A            N/A            N/A

Ending number of AUs (000s)                             8,700            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                                         $11.354        $10.481         $9.974            N/A
Ending AUV                                             $9.555        $11.354        $10.481            N/A

Ending number of AUs (000s)                               293            182             25            N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                         $11.838         $9.606        $10.106            N/A
Ending AUV                                             $6.654        $11.838         $9.606            N/A

Ending number of AUs (000s)                               280            255            123            N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                                         $11.463        $10.834         $9.979            N/A
Ending AUV                                             $9.792        $11.463        $10.834            N/A

Ending number of AUs (000s)                               323            122            214            N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                         $10.705        $10.330        $10.011            N/A
Ending AUV                                            $10.448        $10.705        $10.330            N/A

Ending number of AUs (000s)                               180            184             23            N/A

Foreign Bond US Dollar-Unhedged Portfolio (inception date November 14, 2008)
----------------------------------------------------------------------------
Beginning AUV                                          $9.959            N/A            N/A            N/A
Ending AUV                                            $10.912            N/A            N/A            N/A

Ending number of AUs (000s)                               181            N/A            N/A            N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                                         $11.255        $10.257        $10.001            N/A
Ending AUV                                            $11.159        $11.255        $10.257            N/A

Ending number of AUs (000s)                               338            104             27            N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                                         $11.001        $10.629         $9.990            N/A
Ending AUV                                             $8.415        $11.001        $10.629            N/A

Ending number of AUs (000s)                               437            103            450            N/A

Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                         $10.911         $9.941        $10.048            N/A
Ending AUV                                            $12.798        $10.911         $9.941            N/A

Ending number of AUs (000s)                               132             87             --            N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                         $10.793        $10.052        $10.011            N/A
Ending AUV                                            $10.748        $10.793        $10.052            N/A

Ending number of AUs (000s)                               625            229              8            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Real Return Portfolio
---------------------
Beginning AUV                                         $11.229        $10.150        $10.078        $10.001
Ending AUV                                            $10.439        $11.229        $10.150        $10.078

Ending number of AUs (000s)                               595            359            169             17

Short Term Portfolio
--------------------
Beginning AUV                                         $11.089        $10.613        $10.178        $10.001
Ending AUV                                            $11.055        $11.089        $10.613        $10.178

Ending number of AUs (000s)                               279            270            155              9

Small Cap StocksPlus(R) Total Return Portfolio (inception date November 14, 2008)
---------------------------------------------------------------------------------
Beginning AUV                                          $9.167            N/A            N/A            N/A
Ending AUV                                            $10.504            N/A            N/A            N/A

Ending number of AUs (000s)                                --            N/A            N/A            N/A

Total Return Portfolio
----------------------
Beginning AUV                                         $11.438        $10.519        $10.130        $10.020
Ending AUV                                            $11.987        $11.438        $10.519        $10.130

Ending number of AUs (000s)                             2,022          1,670            566             49

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
----------------------------------------------------------------
Beginning AUV                                         $10.154        $10.019            N/A            N/A
Ending AUV                                            $10.065        $10.154            N/A            N/A

Ending number of AUs (000s)                                50              3            N/A            N/A

Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                         $11.017        $10.355         $9.936            N/A
Ending AUV                                             $7.432        $11.017        $10.355            N/A

Ending number of AUs (000s)                               250             73             --            N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                         $15.910        $11.169        $10.036            N/A
Ending AUV                                             $6.634        $15.910        $11.169            N/A

Ending number of AUs (000s)                               198            102             38            N/A

Equity Income Portfolio
-----------------------
Beginning AUV                                         $13.000        $12.930        $10.588        $10.093
Ending AUV                                             $9.038        $13.000        $12.930        $10.588

Ending number of AUs (000s)                               225            193            174              2

Fund Portfolio
--------------
Beginning AUV                                         $13.346        $12.736        $10.946        $10.116
Ending AUV                                             $8.760        $13.346        $12.736        $10.946

Ending number of AUs (000s)                               160            136             41              3

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
High Yield Portfolio
--------------------
Beginning AUV                                         $12.055        $11.416        $10.547        $10.032
Ending AUV                                             $7.759        $12.055        $11.416        $10.547

Ending number of AUs (000s)                               134            725             80             67

Mid Cap Value Portfolio
-----------------------
Beginning AUV                                         $12.986        $12.327        $10.980        $10.125
Ending AUV                                             $8.602        $12.986        $12.327        $10.980

Ending number of AUs (000s)                               142            106             31              1

Money Market Portfolio
----------------------
Beginning AUV                                         $11.158        $10.645        $10.187        $10.001
Ending AUV                                            $11.423        $11.158        $10.645        $10.187

Ending number of AUs (000s)                                --             --             --              7

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                         $10.744        $10.121        $10.020            N/A
Ending AUV                                             $9.488        $10.744        $10.121            N/A

Ending number of AUs (000s)                               296            541             --            N/A

------------------------------------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
-------------------
Beginning AUV                                         $15.447        $14.856        $12.271        $10.134
Ending AUV                                             $8.763        $15.447        $14.856        $12.271

Ending number of AUs (000s)                               180            131             86              6

Small-Cap Portfolio
-------------------
Beginning AUV                                         $12.745        $13.023        $11.269        $10.138
Ending AUV                                             $9.281        $12.745        $13.023        $11.269

Ending number of AUs (000s)                               357            197             86             24

------------------------------------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund
---------------------------
Beginning AUV                                         $14.480        $12.727        $11.329        $10.135
Ending AUV                                             $8.241        $14.480        $12.727        $11.329

Ending number of AUs (000s)                               411            395            164             61

CLS AdvisorOne Clermont Fund
----------------------------
Beginning AUV                                         $12.202        $11.487        $10.600        $10.057
Ending AUV                                             $8.533        $12.202        $11.487        $10.600

Ending number of AUs (000s)                               220            120             51             13

All Cap Opportunity Fund
------------------------
Beginning AUV                                         $16.306        $13.285        $11.927        $10.150
Ending AUV                                             $9.664        $16.306        $13.285        $11.927

Ending number of AUs (000s)                                45             82             19              4

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Alternative Strategies Fund (inception date May 1, 2008)
--------------------------------------------------------
Beginning AUV                                         $10.000            N/A            N/A            N/A
Ending AUV                                             $8.145            N/A            N/A            N/A

Ending number of AUs (000s)                                15            N/A            N/A            N/A

Banking Fund
------------
Beginning AUV                                          $8.653        $11.867        $10.667        $10.203
Ending AUV                                             $5.091         $8.653        $11.867        $10.667

Ending number of AUs (000s)                               121              6             18              1

Basic Materials Fund
--------------------
Beginning AUV                                         $18.354        $13.701        $11.203        $10.195
Ending AUV                                            $10.022        $18.354        $13.701        $11.203

Ending number of AUs (000s)                                46             94             11              5

Biotechnology Fund
------------------
Beginning AUV                                         $12.368        $11.846        $12.253        $10.109
Ending AUV                                            $10.912        $12.368        $11.846        $12.253

Ending number of AUs (000s)                                66             16              3              4

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                                         $10.396         $7.935         $9.662        $10.048
Ending AUV                                             $5.300        $10.396         $7.935         $9.662

Ending number of AUs (000s)                                 8             37              9             --

Consumer Products Fund
----------------------
Beginning AUV                                         $13.220        $11.902        $10.136        $10.074
Ending AUV                                            $10.128        $13.220        $11.902        $10.136

Ending number of AUs (000s)                                37             69             26             --

Dow 2X Strategy Fund
--------------------
Beginning AUV                                         $15.188        $14.043        $10.758        $10.246
Ending AUV                                             $5.815        $15.188        $14.043        $10.758

Ending number of AUs (000s)                                42             28             25              1

Electronics Fund
----------------
Beginning AUV                                         $12.173        $12.484        $12.182        $10.223
Ending AUV                                             $6.073        $12.173        $12.484        $12.182

Ending number of AUs (000s)                                 7             31             --              2

Energy Fund
-----------
Beginning AUV                                         $19.106        $14.342        $12.814        $10.134
Ending AUV                                            $10.310        $19.106        $14.342        $12.814

Ending number of AUs (000s)                               106            114             40             --

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Energy Services Fund
--------------------
Beginning AUV                                         $21.660        $15.799        $14.236        $10.193
Ending AUV                                             $9.183        $21.660        $15.799        $14.236

Ending number of AUs (000s)                                53            102             17             22

Essential Portfolio Aggressive Fund (inception date November 1, 2006)
---------------------------------------------------------------------
Beginning AUV                                         $10.986        $10.298         $9.908            N/A
Ending AUV                                             $8.235        $10.986        $10.298            N/A

Ending number of AUs (000s)                                 9              3             --            N/A

Essential Portfolio Conservative Fund (inception date November 1, 2006)
-----------------------------------------------------------------------
Beginning AUV                                         $10.792        $10.138         $9.984            N/A
Ending AUV                                             $9.623        $10.792        $10.138            N/A

Ending number of AUs (000s)                                 1             19             15            N/A

Essential Portfolio Moderate Fund (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                         $10.960        $10.286         $9.952            N/A
Ending AUV                                             $9.033        $10.960        $10.286            N/A

Ending number of AUs (000s)                                 6              9              4            N/A

Europe 1.25X Strategy Fund
--------------------------
Beginning AUV                                         $16.063        $14.207        $10.970        $10.187
Ending AUV                                             $7.251        $16.063        $14.207        $10.970

Ending number of AUs (000s)                                40             56             28              1

Financial Services Fund
-----------------------
Beginning AUV                                         $10.669        $13.140        $11.257        $10.186
Ending AUV                                             $5.544        $10.669        $13.140        $11.257

Ending number of AUs (000s)                               129             14              7             --

Government Long Bond 1.2X Strategy Fund
---------------------------------------
Beginning AUV                                         $10.684         $9.734        $10.050         $9.818
Ending AUV                                            $15.478        $10.684         $9.734        $10.050

Ending number of AUs (000s)                                88             42             14             17

Health Care Fund
----------------
Beginning AUV                                         $12.164        $11.472        $10.914        $10.093
Ending AUV                                             $9.140        $12.164        $11.472        $10.914

Ending number of AUs (000s)                                73             51             13              2

Hedged Equity Fund (inception date February 3, 2006)
----------------------------------------------------
Beginning AUV                                         $10.736        $10.407         $9.996            N/A
Ending AUV                                             $8.176        $10.736        $10.407            N/A

Ending number of AUs (000s)                                50            111             31            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
International Opportunity Fund (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                         $10.026            N/A            N/A            N/A
Ending AUV                                             $6.478            N/A            N/A            N/A

Ending number of AUs (000s)                                28            N/A            N/A            N/A

Internet Fund
-------------
Beginning AUV                                         $14.594        $13.221        $12.052        $10.316
Ending AUV                                             $8.045        $14.594        $13.221        $12.052

Ending number of AUs (000s)                                 6             33              3              1

Inverse Dow 2X Strategy Fund
----------------------------
Beginning AUV                                          $6.589         $7.240         $9.255         $9.756
Ending AUV                                            $10.598         $6.589         $7.240         $9.255

Ending number of AUs (000s)                                47            159             16             --

Inverse Government Long Bond Strategy Fund
------------------------------------------
Beginning AUV                                         $10.343        $10.831        $10.019        $10.154
Ending AUV                                             $7.218        $10.343        $10.831        $10.019

Ending number of AUs (000s)                                67              6             15             30

Inverse Mid-Cap Strategy Fund
-----------------------------
Beginning AUV                                          $8.296         $8.464         $8.800         $9.867
Ending AUV                                            $11.151         $8.296         $8.464         $8.800

Ending number of AUs (000s)                                 9             14              5             --

Inverse NASDAQ-100(R) Strategy Fund
-----------------------------------
Beginning AUV                                          $7.782         $8.771         $8.896         $9.835
Ending AUV                                            $11.518         $7.782         $8.771         $8.896

Ending number of AUs (000s)                                14             41             37             25

Inverse Russell 2000 Strategy Fund
----------------------------------
Beginning AUV                                          $8.103         $7.690         $8.734         $9.819
Ending AUV                                            $10.103         $8.103         $7.690         $8.734

Ending number of AUs (000s)                                36             39             25             14

Inverse S&P 500 Strategy Fund
-----------------------------
Beginning AUV                                          $8.845         $8.773         $9.484         $9.890
Ending AUV                                            $12.317         $8.845         $8.773         $9.484

Ending number of AUs (000s)                                72             47              3             10

Japan 2X Strategy Fund
----------------------
Beginning AUV                                         $12.607        $14.202        $13.508        $10.178
Ending AUV                                             $8.450        $12.607        $14.202        $13.508

Ending number of AUs (000s)                                32              9             21             14

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Leisure Fund
------------
Beginning AUV                                         $12.243        $12.562        $10.174        $10.173
Ending AUV                                             $6.233        $12.243        $12.562        $10.174

Ending number of AUs (000s)                                11              5             38             --

Managed Futures Fund (inception date November 14, 2008)
-------------------------------------------------------
Beginning AUV                                          $9.996            N/A            N/A            N/A
Ending AUV                                             $9.622            N/A            N/A            N/A

Ending number of AUs (000s)                               226            N/A            N/A            N/A

Mid Cap 1.5X Strategy Fund
--------------------------
Beginning AUV                                         $14.033        $13.546        $12.263        $10.203
Ending AUV                                             $6.338        $14.033        $13.546        $12.263

Ending number of AUs (000s)                                70             35            134              3

Mid-Cap 400 Pure Growth Fund
----------------------------
Beginning AUV                                         $13.044        $12.027        $11.662        $10.127
Ending AUV                                             $8.329        $13.044        $12.027        $11.662

Ending number of AUs (000s)                                45             89              9             19

Mid-Cap 400 Pure Value Fund
---------------------------
Beginning AUV                                         $12.681        $13.326        $11.383        $10.144
Ending AUV                                             $7.148        $12.681        $13.326        $11.383

Ending number of AUs (000s)                                43             24             48             15

Multi Cap Core Equity Fund (inception date February 3, 2006)
------------------------------------------------------------
Beginning AUV                                         $10.451        $11.031         $9.973            N/A
Ending AUV                                             $6.379        $10.451        $11.031            N/A

Ending number of AUs (000s)                                 3              3             --            N/A

Mutli-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                                         $10.832        $10.432         $9.996            N/A
Ending AUV                                             $8.805        $10.832        $10.432            N/A

Ending number of AUs (000s)                               143            123             33            N/A

NASDAQ-100(R) 2X Strategy Fund
------------------------------
Beginning AUV                                         $17.161        $13.386        $12.765        $10.336
Ending AUV                                             $4.703        $17.161        $13.386        $12.765

Ending number of AUs (000s)                               607            172             88             48

NASDAQ-100(R) Fund
------------------
Beginning AUV                                         $14.323        $12.156        $11.493        $10.174
Ending AUV                                             $8.320        $14.323        $12.156        $11.493

Ending number of AUs (000s)                                33             55              4            344

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Nova Fund
---------
Beginning AUV                                         $13.417        $13.268        $11.124        $10.181
Ending AUV                                             $6.108        $13.417        $13.268        $11.124

Ending number of AUs (000s)                                48             52             53              4

Precious Metals Fund
--------------------
Beginning AUV                                         $21.124        $17.669        $14.551        $10.267
Ending AUV                                            $12.978        $21.124        $17.669        $14.551

Ending number of AUs (000s)                               186            124             81             20

Real Estate Fund
----------------
Beginning AUV                                         $11.823        $14.618        $11.182        $10.091
Ending AUV                                             $6.900        $11.823        $14.618        $11.182

Ending number of AUs (000s)                                65             15             26              1

Retailing Fund
--------------
Beginning AUV                                         $10.614        $12.144        $11.032        $10.137
Ending AUV                                             $7.117        $10.614        $12.144        $11.032

Ending number of AUs (000s)                                 7              2              3             --

Russell 2000 1.5X Strategy Fund
-------------------------------
Beginning AUV                                         $13.732        $14.724        $12.184        $10.286
Ending AUV                                             $6.678        $13.732        $14.724        $12.184

Ending number of AUs (000s)                                82              6            320             --

Russell 2000 2X Strategy Fund (inception date November 1, 2006)
---------------------------------------------------------------
Beginning AUV                                          $9.089        $10.398         $9.620            N/A
Ending AUV                                             $3.074         $9.089        $10.398            N/A

Ending number of AUs (000s)                               224             69             --            N/A

S&P 500 2X Strategy Fund
------------------------
Beginning AUV                                         $14.120        $14.034        $11.345        $10.238
Ending AUV                                             $4.521        $14.120        $14.034        $11.345

Ending number of AUs (000s)                               152             80             70              8

S&P 500 Pure Growth Fund
------------------------
Beginning AUV                                         $11.709        $11.161        $10.589        $10.097
Ending AUV                                             $7.046        $11.709        $11.161        $10.589

Ending number of AUs (000s)                               205             51             18              3

S&P 500 Pure Value Fund
-----------------------
Beginning AUV                                         $12.182        $12.873        $10.941        $10.156
Ending AUV                                             $6.255        $12.182        $12.873        $10.941

Ending number of AUs (000s)                                49             18             40              7

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Small-Cap 600 Pure Growth Fund
------------------------------
Beginning AUV                                         $12.252        $12.266        $11.386        $10.154
Ending AUV                                             $8.048        $12.252        $12.266        $11.386

Ending number of AUs (000s)                               259             60             21              2

Small-Cap 600 Pure Value Fund
-----------------------------
Beginning AUV                                         $10.675        $13.404        $11.245        $10.188
Ending AUV                                             $6.032        $10.675        $13.404        $11.245

Ending number of AUs (000s)                                98             42             52              2

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                                          $8.265         $9.275        $10.378        $10.121
Ending AUV                                             $8.725         $8.265         $9.275        $10.378

Ending number of AUs (000s)                                89             34             --             --

Technology Fund
---------------
Beginning AUV                                         $13.581        $12.304        $11.619        $10.109
Ending AUV                                             $7.414        $13.581        $12.304        $11.619

Ending number of AUs (000s)                                40             16              3             --

Telecommunications Fund
-----------------------
Beginning AUV                                         $14.872        $13.616        $11.393        $10.137
Ending AUV                                             $8.129        $14.872        $13.616        $11.393

Ending number of AUs (000s)                                11             25              1             --

Transportation Fund
-------------------
Beginning AUV                                         $12.214        $13.386        $12.465        $10.197
Ending AUV                                             $9.129        $12.214        $13.386        $12.465

Ending number of AUs (000s)                                33             10              2              4

U.S. Government Money Market Fund
---------------------------------
Beginning AUV                                         $10.953        $10.544        $10.155        $10.001
Ending AUV                                            $11.078        $10.953        $10.544        $10.155

Ending number of AUs (000s)                             2,563          1,370          1,327            901

Utilities Fund
--------------
Beginning AUV                                         $14.485        $12.834        $10.610        $10.061
Ending AUV                                            $10.201        $14.485        $12.834        $10.610

Ending number of AUs (000s)                               144             90             21             12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                                         $13.352        $11.304         $9.685         $9.881
Ending AUV                                            $11.718        $13.352        $11.304         $9.685

Ending number of AUs (000s)                                43             22             24             --

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio II
-------------------------------------------
Beginning AUV                                         $16.815        $14.607        $11.972        $10.140
Ending AUV                                            $10.698        $16.815        $14.607        $11.972

Ending number of AUs (000s)                                36             25             49             --

Global Technology Portfolio II
------------------------------
Beginning AUV                                         $16.338        $14.172        $12.041        $10.134
Ending AUV                                             $9.740        $16.338        $14.172        $12.041

Ending number of AUs (000s)                                 8             18              6             --

Large-Cap Value Portfolio I (inception date May 1, 2008)
--------------------------------------------------------
Beginning AUV                                         $10.202            N/A            N/A            N/A
Ending AUV                                             $6.393            N/A            N/A            N/A

Ending number of AUs (000s)                                16            N/A            N/A            N/A

Smaller-Cap Portfolio I (inception date May 1, 2008)
----------------------------------------------------
Beginning AUV                                         $10.203            N/A            N/A            N/A
Ending AUV                                             $6.819            N/A            N/A            N/A

Ending number of AUs (000s)                                62            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                         $11.923        $10.600         $9.959            N/A
Ending AUV                                             $6.838        $11.923        $10.600            N/A

Ending number of AUs (000s)                               544            474             80            N/A

Equity Income Portfolio II (inception date May 1, 2006)
-------------------------------------------------------
Beginning AUV                                         $11.415        $11.080         $9.987            N/A
Ending AUV                                             $7.276        $11.415        $11.080            N/A

Ending number of AUs (000s)                               560            364            125            N/A

Health Sciences Portfolio II (inception date May 1, 2006)
---------------------------------------------------------
Beginning AUV                                         $12.644        $10.742         $9.932            N/A
Ending AUV                                             $8.955        $12.644        $10.742            N/A

Ending number of AUs (000s)                               143            131             35            N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                                         $10.344        $10.001            N/A            N/A
Ending AUV                                            $10.479        $10.344            N/A            N/A

Ending number of AUs (000s)                                99             10            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
---------------
Beginning AUV                                         $13.352        $14.026        $12.114        $10.175
Ending AUV                                             $7.523        $13.352        $14.026        $12.114

Ending number of AUs (000s)                               533            566            240             31

------------------------------------------------------------------------------------------------------------------------------------

VAN ECK WORLDWIDE INSURANCE TRUST:
Bond Fund
---------
Beginning AUV                                         $11.398        $10.389         $9.757        $10.024
Ending AUV                                            $11.809        $11.398        $10.389         $9.757

Ending number of AUs (000s)                               208            188             81              2

Emerging Markets Fund
---------------------
Beginning AUV                                         $24.964        $18.140        $13.005        $10.229
Ending AUV                                             $8.792        $24.964        $18.140        $13.005

Ending number of AUs (000s)                                48            133             90             11

Hard Assets Fund
----------------
Beginning AUV                                         $26.602        $18.301        $14.701        $10.143
Ending AUV                                            $14.332        $26.602        $18.301        $14.701

Ending number of AUs (000s)                               159            173            135             20

Real Estate Fund
----------------
Beginning AUV                                         $16.594        $16.448        $12.563        $10.060
Ending AUV                                             $7.448        $16.594        $16.448        $12.563

Ending number of AUs (000s)                               132            118             65             --

Worldwide Multi-Manager Alternatives Fund
-----------------------------------------
Beginning AUV                                         $11.375        $10.932        $10.061         $9.990
Ending AUV                                             $9.885        $11.375        $10.932        $10.061

Ending number of AUs (000s)                                53             28             45             --

------------------------------------------------------------------------------------------------------------------------------------

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
-----------------------------------------------
Beginning AUV                                         $10.106            N/A            N/A            N/A
Ending AUV                                             $7.849            N/A            N/A            N/A

Ending number of AUs (000s)                                12            N/A            N/A            N/A

Capital Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------
Beginning AUV                                         $10.176            N/A            N/A            N/A
Ending AUV                                             $7.045            N/A            N/A            N/A

Ending number of AUs (000s)                                68            N/A            N/A            N/A

Diversified Value Portfolio (inception date May 1, 2008)
--------------------------------------------------------
Beginning AUV                                         $10.194            N/A            N/A            N/A
Ending AUV                                             $6.890            N/A            N/A            N/A

Ending number of AUs (000s)                                46            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                         2008           2007           2006           2005
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
Equity Index Portfolio (inception date May 1, 2008)
---------------------------------------------------
Beginning AUV                                         $10.174            N/A            N/A            N/A
Ending AUV                                             $6.643            N/A            N/A            N/A

Ending number of AUs (000s)                               329            N/A            N/A            N/A

International Portfolio (inception date May 1, 2008)
----------------------------------------------------
Beginning AUV                                         $10.097            N/A            N/A            N/A
Ending AUV                                             $5.698            N/A            N/A            N/A

Ending number of AUs (000s)                               103            N/A            N/A            N/A

Short-Term Investment Grade Portfolio (inception date May 1, 2008)
------------------------------------------------------------------
Beginning AUV                                         $10.000            N/A            N/A            N/A
Ending AUV                                             $9.549            N/A            N/A            N/A

Ending number of AUs (000s)                               212            N/A            N/A            N/A

Small Company Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                         $10.168            N/A            N/A            N/A
Ending AUV                                             $6.882            N/A            N/A            N/A

Ending number of AUs (000s)                                 9            N/A            N/A            N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
--------------------------------------------------------------
Beginning AUV                                         $10.018            N/A            N/A            N/A
Ending AUV                                            $10.329            N/A            N/A            N/A

Ending number of AUs (000s)                               199            N/A            N/A            N/A

Total Stock Market Index Portfolio (inception date May 1, 2008)
---------------------------------------------------------------
Beginning AUV                                         $10.171            N/A            N/A            N/A
Ending AUV                                             $6.600            N/A            N/A            N/A

Ending number of AUs (000s)                               135            N/A            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
--------------
Beginning AUV                                         $17.336        $14.172        $12.362        $10.259
Ending AUV                                             $9.647        $17.336        $14.172        $12.362

Ending number of AUs (000s)                                17             42             32             --

Opportunity Fund
----------------
Beginning AUV                                         $13.697        $12.845        $11.446        $10.147
Ending AUV                                             $8.205        $13.697        $12.845        $11.446

Ending number of AUs (000s)                                23             20             16              8

Small/Mid Cap Value Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                          $9.438         $9.821            N/A            N/A
Ending AUV                                             $5.233         $9.438            N/A            N/A

Ending number of AUs (000s)                                 1             --            N/A            N/A

------------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                               Upon              Upon
State                                                     Premium Payment    Annuitization    Nonqualified    Qualified
-----                                                     ---------------    -------------    ------------    ---------
California ..........................................                              X             2.35%           0.50%

Florida .............................................                              X             1.00%           1.00%

Maine................................................            X                               2.00%(1)

Nevada...............................................                              X             3.50%

South Dakota.........................................            X                               1.25%(2)

Texas ...............................................                              X             0.04%(3)        0.04%

West Virginia........................................                              X             1.00%           1.00%

Wyoming..............................................            X                               1.00%

Commonwealth of Puerto Rico..........................            X                               1.00%(4)        1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses--Premium Taxes."

----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(3) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                   APPENDIX D

           Illustrations of Optional Guaranteed Minimum Death Benefit

-----------------------------------------------------------------------------------------------------------------------
                                                                                                   GUARANTEED MINIMUM
                                                               CONTRACT VALUE     STANDARD DEATH      DEATH BENEFIT
 PURCHASE PAYMENTS   PARTIAL WITHDRAWALS     PREMIUM TAXES    ON DATE OF DEATH        BENEFIT            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
     $100,000                 0                    0                 $90,000          $90,000           $100,000
-----------------------------------------------------------------------------------------------------------------------
     $100,000                 0                    0                $110,000         $110,000
                                                                                                        $110,000
-----------------------------------------------------------------------------------------------------------------------
     $100,000             $20,000*/                0                 $70,000          $70,000
                                                                                                         $75,000
-----------------------------------------------------------------------------------------------------------------------
     $100,000             $20,000*/                0                 $80,000          $80,000            $80,000
-----------------------------------------------------------------------------------------------------------------------

*/ Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000).
Accordingly, after the Partial Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

--------------------------------------------------------------------------------

PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                         01/2009

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

Jefferson [LOGO] National

Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, KY  40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
      General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

    If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0509) dated May 1, 2009 for this Prospectus, please complete this form, detach, and mail to:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

    Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Insurance Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

      Name:________________________________________________________________

      Mailing Address:_____________________________________________________

                                   Sincerely,

      _____________________________________________________________________

                                   (Signature)

--------------------------------------------------------------------------------

(C) 2009, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0509

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   May 1, 2009

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2009. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                         B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                     B-3

PUBLISHED RATINGS                                                           B-6

ADMINISTRATION                                                              B-6

ANNUITY PROVISIONS                                                          B-6

DISTRIBUTION                                                                B-7

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                   B-7

FINANCIAL STATEMENTS                                                        B-7

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $116,000 for single filers, $169,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $5,000 for 2009 ($6,000 if age 50 or older by the end of 2009). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after

December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2009.


                              FINANCIAL STATEMENTS


The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2008

                                       Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2008

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                   PAGE
Statement of Assets and Liabilities as of December 31, 2008 ..............     2
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2008 .....................................................    16
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2007 .....................................................    46
Notes to Financial Statements ............................................    73
Report of Independent Registered Public Accounting Firm ..................   128

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
     AIM Variable Insurance Funds:
       Basic Value Fund ..............................................................       66,079.601   $   390,031   $    268,944
       Capital Development Fund ......................................................          653.151         9,521          5,180
       Core Equity Fund ..............................................................       61,291.776     1,336,180      1,210,513
       Financial Services Fund .......................................................        3,054.189        23,290         12,583
       Global Health Care Fund .......................................................        3,385.422        62,292         42,216
       Global Real Estate Fund .......................................................      225,453.027     3,515,039      2,080,931
       Government Securities Fund ....................................................      164,725.107     2,118,769      2,149,662
       High Yield Fund ...............................................................    1,434,407.252     5,155,633      5,292,962
       International Growth Fund .....................................................       44,977.658     1,266,475        876,615
       Mid Cap Core Equity Fund ......................................................       54,470.709       530,894        464,090
       Technology Fund ...............................................................        1,018.352        12,268          8,534
     The Alger American Fund:
       Capital Appreciation Portfolio ................................................       24,303.801     1,139,805        738,593
       LargeCap Growth Portfolio .....................................................       32,851.487     1,438,864        869,907
       MidCap Growth Portfolio .......................................................       31,663.396       498,797        222,910
       SmallCap Growth Portfolio .....................................................       15,932.893       432,280        280,101
     AllianceBernstein Variable Products Series Fund, Inc.:
       Growth and Income Portfolio ...................................................       18,763.206       386,587        245,798
       International Growth Portfolio ................................................        9,266.015       169,249        114,991
       International Value Portfolio .................................................       31,090.159       587,382        339,816
       Small Cap Growth Portfolio ....................................................        2,716.177        34,591         22,436
       Small-Mid Cap Value Portfolio .................................................       67,536.241       928,166        666,583
     American Century Variable Portfolios, Inc:
       Balanced Fund .................................................................      142,822.332       954,101        754,102
       Income & Growth Fund ..........................................................      139,653.387       930,989        673,129
       Inflation Protection ..........................................................      146,051.992     1,514,788      1,445,914
       International Fund ............................................................      134,556.578     1,241,997        799,266
       Large Company Value Fund ......................................................        8,967.941        87,700         67,977
       Ultra Fund ....................................................................       89,503.319       990,181        542,390
       Value Fund ....................................................................      207,167.664     1,234,303        969,545
       Vista Fund ....................................................................        6,175.785       116,250         66,513
     Credit Suisse Trust:
       Commodity Return Strategy Portfolio ...........................................       31,768.427       399,440        225,873
     DireXion Insurance Trust:
       Dynamic VP HY Bond Fund .......................................................      672,303.453    10,853,462     11,005,607
       Evolution VP All Cap Equity Fund ..............................................        7,326.908       163,689        111,662
       Evolution VP Managed Bond Fund ................................................       11,405.827       223,288        221,387
     The Dreyfus Investment Portfolios:
       Small Cap Stock Index Portfolio ...............................................      116,561.670     1,789,004      1,207,579
     The Dreyfus Socially Responsible Growth Fund, Inc. ..............................        3,480.457        92,447         69,122
     Dreyfus Stock Index Fund ........................................................      233,342.631     8,116,792      5,362,214
     Dreyfus Variable Investment Fund:
       International Value Portfolio .................................................      305,828.594     4,253,799      2,688,233
     Federated Insurance Series:
       Capital Income Fund II ........................................................       43,641.523       389,257        316,402
       High Income Bond Fund II ......................................................      283,622.349     1,634,280      1,426,620
       International Equity Fund II ..................................................       69,914.288     1,177,399        706,134
       Kaufmann Fund II ..............................................................       73,543.080     1,169,739        712,632
       Market Opportunity Fund II ....................................................       32,667.504       329,873        326,675
   Financial Investors Variable Insurance Trust
     Ibbotson ETF Asset Allocation Series:
       Balanced ETF Portfolio ........................................................       58,548.504       546,798        452,580
       Conservative ETF Portfolio ....................................................       26,520.180       271,731        259,898
       Growth ETF Portfolio ..........................................................        1,339.318        11,650          9,228
       Income & Growth ETF Portfolio .................................................        4,823.397        45,674         42,108
     First Eagle Variable Funds:
       Overseas Variable Fund ........................................................       13,340.974       291,169        277,492
     Franklin Templeton Variable Insurance Products Trust:
       High Income Securities II Fund ................................................       52,607.037       232,087        241,992
       Strategic Income Securities II Fund ...........................................        4,258.982        44,336         44,336
       Templeton Global Income Securities II Fund ....................................       11,455.214       186,447        195,884
       U.S. Government II Fund .......................................................        5,587.878        72,644         72,587

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Janus Aspen Series - Institutional:
       Balanced Portfolio ............................................................      100,512.472   $ 2,760,522   $  2,301,736
       Forty Portfolio ...............................................................       29,462.698     1,180,147        676,758
       Global Life Sciences Portfolio ................................................       25,470.935       245,686        210,645
       Growth and Income Portfolio ...................................................       86,584.452     1,689,173      1,001,782
       International Growth Portfolio ................................................      173,259.957     9,595,855      4,579,260
       Large Cap Growth Portfolio ....................................................       50,094.903     1,198,978        791,499
       Mid Cap Growth Portfolio ......................................................       91,899.311     3,301,383      1,953,780
       Mid Cap Value Portfolio .......................................................      177,379.661     2,458,635      1,899,736
       Worldwide Growth Portfolio ....................................................       22,497.088       683,457        433,519
     Janus Aspen Series - Service:
       INTECH Risk-Managed Core Portfolio ............................................        5,877.929        70,482         46,553
       Small Company Value Portfolio .................................................       24,321.733       383,013        272,403
     Lazard Retirement Series, Inc:
       Emerging Markets Portfolio ....................................................      214,352.006     2,859,923      2,484,341
       International Equity Portfolio ................................................      163,059.951     1,749,141      1,341,983
       US Small Cap Equity Portfolio .................................................        5,320.965        46,882         33,734
       US Strategic Equity Portfolio .................................................        3,717.206        37,886         24,199
     Legg Mason Partners Variable Equity Trust:
       Aggressive Growth Portfolio ...................................................      118,869.104     1,771,527      1,155,408
       Capital and Income Portfolio ..................................................       22,704.289       258,523        176,867
       Fundamental Value Portfolio ...................................................       13,414.687       222,950        180,025
       Large Cap Growth Portfolio ....................................................       24,932.768       385,124        258,553
     Legg Mason Partners Variable Income Trust:
       Global High Yield Bond Portfolio ..............................................       74,759.681       596,662        396,226
       Strategic Bond Portfolio ......................................................       76,726.914       744,937        584,659
     Lord Abbett Series Fund, Inc:
       America's Value Portfolio .....................................................       24,022.089       322,055        240,942
       Bond Debenture Portfolio ......................................................       12,187.088       129,041        108,709
       Growth and Income Portfolio ...................................................       54,918.276     1,472,312        948,440
       International Portfolio .......................................................       15,461.521       134,323         77,153
       Large Cap Core Portfolio ......................................................        5,788.648        66,903         50,245
     Nationwide Variable Insurance Trust:
       Bond Index Fund ...............................................................      161,666.098     1,637,345      1,631,211
       International Index Fund ......................................................      318,640.106     3,265,665      2,064,787
       Mid Cap Index Fund ............................................................       83,659.587     1,371,910        941,171
       S&P 500 Index Fund ............................................................      523,448.280     4,776,637      3,287,255
       Small Cap Index Fund ..........................................................      127,135.935     1,052,696        762,816
     Neuberger Berman Advisers Management Trust:
       Mid-Cap Growth Portfolio ......................................................       32,587.293       779,263        525,959
       Partners Portfolio ............................................................      198,245.126     2,774,744      1,409,523
       Regency Portfolio .............................................................       33,900.606       485,781        291,545
       Short Duration Bond Portfolio .................................................      111,677.132     1,386,858      1,196,062
       Small-Cap Growth Portfolio ....................................................       59,361.994       569,676        495,673
       Socially Responsive Portfolio .................................................       12,175.845       194,931        114,331
     Northern Lights Variable Trust:
       Changing Parameters Portfolio .................................................      918,048.737     8,984,664      8,941,796
       JNF Balanced Portfolio ........................................................       19,931.188       300,777        230,803
       JNF Equity Portfolio ..........................................................       31,534.143       725,029        387,870
       JNF Loomis Sayles Bond Portfolio ..............................................      725,442.738     5,712,714      5,339,259
       JNF Money Market Portfolio ....................................................   88,695,395.140    88,695,395     88,695,395
     PIMCO Variable Insurance Trust:
       All Asset Fund ................................................................      304,315.287     3,423,710      2,799,701
       CommodityRealReturn Strategy Fund .............................................      266,239.505     2,733,478      1,863,676
       Emerging Markets Bond Fund ....................................................      306,396.810     3,095,047      3,162,015
       Foreign Bond US Dollar-Hedged Fund ............................................      196,656.611     1,964,878      1,883,970
       Foreign Bond US Dollar-Unhedged Fund ..........................................      187,481.078     1,974,445      1,974,176
       Global Bond Unhedged Fund .....................................................      307,765.640     3,819,085      3,770,129
       High Yield Fund ...............................................................      649,955.220     3,634,937      3,678,747
       Long Term US Government Fund ..................................................      138,109.388     1,554,858      1,689,078
       Low Duration Fund .............................................................      694,217.105     6,906,548      6,720,022
       RealEstateRealReturn Strategy Fund ............................................      350,912.765     2,588,798      1,635,253
       Real Return Fund ..............................................................      555,023.119     7,048,418      6,249,560
       Short-Term Fund ...............................................................      320,071.635     3,165,462      3,079,088
       StocksPLUS(R) Total Return Fund ...............................................       90,351.573       885,526        505,066
       Total Return Fund .............................................................    2,351,390.269    24,736,893     24,242,834

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                               SHARES         COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Pioneer Variable Contracts Trust:
       Bond Portfolio ................................................................       49,528.646   $   515,568   $    507,173
       Cullen Value Portfolio ........................................................      205,624.958     2,427,208      1,856,793
       Emerging Markets Portfolio ....................................................       84,201.637     1,361,978      1,315,230
       Equity Income Portfolio .......................................................      134,222.652     2,810,430      2,048,238
       Fund Portfolio ................................................................       87,925.080     1,752,601      1,400,647
       Global High Yield Portfolio ...................................................       50,043.295       436,852        280,242
       High Yield Portfolio ..........................................................      160,670.817     1,222,359      1,036,327
       International Value Portfolio .................................................       41,413.161       661,250        403,778
       Mid Cap Value Portfolio .......................................................      105,054.855     1,570,766      1,224,939
       Money Market Portfolio ........................................................        3,014.970         3,015          3,015
       Small Cap Value Portfolio .....................................................       34,783.473       360,343        235,136
       Strategic Income Portfolio ....................................................      314,718.993     3,184,092      2,807,293
     Royce Capital Fund:
       Micro-Cap Portfolio ...........................................................      269,276.758     2,296,358      1,623,739
       Small-Cap Portfolio ...........................................................      529,429.530     4,757,588      3,398,938
     Rydex Variable Trust:
       CLS AdvisorOne Amerigo Fund ...................................................      156,503.289     5,810,887      3,386,731
       CLS AdvisorOne Clermont Fund ..................................................      103,551.365     2,593,275      1,873,245
       Absolute Return Strategies Fund ...............................................       60,043.295     1,519,798      1,259,109
       Alternative Strategies Allocation Fund ........................................        6,072.319       135,861        120,961
       Banking Fund ..................................................................       46,202.251       621,546        619,110
       Basic Materials Fund ..........................................................       24,306.227       490,646        471,055
       Biotechnology Fund ............................................................       37,898.413       726,362        721,207
       Commodities Strategy Fund .....................................................        3,773.670        93,356         43,284
       Consumer Products Fund ........................................................       13,798.979       380,613        379,610
       Dow 2X Strategy Fund ..........................................................       25,394.962       243,451        245,061
       Electronics Fund ..............................................................        6,561.094        46,841         44,747
       Energy Fund ...................................................................       54,981.764     1,153,104      1,126,577
       Energy Services Fund ..........................................................       35,454.994       603,860        502,752
       Essential Portfolio Aggressive Fund ...........................................        4,185.511        92,916         76,051
       Essential Portfolio Conservative Fund .........................................          268.636         6,659          5,837
       Essential Portfolio Moderate Fund .............................................        2,463.488        56,408         51,191
       Europe 1.25X Strategy Fund ....................................................       22,961.078       314,646        290,458
       Financial Services Fund .......................................................       63,190.539       677,794        721,004
       Government Long Bond 1.2X Strategy Fund .......................................       79,301.573     1,212,556      1,367,159
       Health Care Fund ..............................................................       31,570.946       705,414        669,935
       Hedged Equity Fund ............................................................       21,229.464       470,346        407,393
       International Rotation Fund ...................................................       10,604.588       193,496        182,399
       Internet Fund .................................................................        5,176.063        54,755         50,933
       Inverse Dow 2X Strategy Fund ..................................................       13,961.103       509,441        497,155
       Inverse Government Long Bond Strategy Fund ....................................       35,479.785       470,611        482,525
       Inverse Mid-Cap Strategy Fund .................................................        2,220.697       116,212        103,929
       Inverse NASDAQ-100(R) Strategy Fund ...........................................        6,452.543       164,702        161,701
       Inverse Russell 2000 Strategy Fund ............................................        8,599.522       380,894        367,200
       Inverse S&P 500 Strategy Fund .................................................       15,278.717       914,071        892,888
       Japan 1.25X Strategy Fund .....................................................       18,199.963       268,093        274,455
       Large-Cap Growth Fund .........................................................       87,660.805     1,409,850      1,443,773
       Large-Cap Value Fund ..........................................................       37,016.514       328,358        339,071
       Leisure Fund ..................................................................        2,356.112        73,357         71,790
       Managed Futures Fund ..........................................................       89,861.243     2,220,803      2,171,047
       Mid Cap 1.5X Strategy Fund ....................................................       47,073.502       458,209        461,791
       Mid-Cap Growth Fund ...........................................................       20,001.016       363,105        377,019
       Mid-Cap Value Fund ............................................................       35,683.097       308,970        310,086
       Multi-Cap Core Equity Fund ....................................................        1,421.280        32,868         20,651
       NASDAQ-100(R) 2X Strategy Fund ................................................      348,432.436     2,696,676      2,857,146
       NASDAQ-100(R) Fund ............................................................       31,339.924       357,331        329,070
       Nova Fund .....................................................................       65,653.431       298,356        298,724
       Precious Metals Fund ..........................................................      261,392.937     1,797,004      2,415,271
       Real Estate Fund ..............................................................       25,440.043       430,556        445,455
       Retailing Fund ................................................................        7,013.647        48,454         52,813
       Russell 2000(R) 1.5X Strategy Fund ............................................       34,031.553       560,157        563,903
       Russell 2000(R) 2X Strategy Fund ..............................................       93,268.716       611,746        687,390
       S&P 500 2X Strategy Fund ......................................................      111,921.036       647,785        689,434

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                                             SHARES           COST          VALUE
------------------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
     Rydex Variable Trust: (continued)
       Sector Rotation Fund ..........................................................       48,861.884   $   632,502   $    442,200
       Small-Cap Growth Fund .........................................................      117,095.956     2,024,293      2,081,966
       Small-Cap Value Fund ..........................................................       58,445.354       546,934        594,389
       Strengthening Dollar 2X Strategy Fund .........................................       36,568.439       836,959        777,079
       Technology Fund ...............................................................       45,799.870       319,660        322,889
       Telecommunications Fund .......................................................       11,181.566        88,223         88,782
       Transportation Fund ...........................................................       30,044.079       367,229        327,781
       U.S. Government Money Market Fund .............................................   28,535,007.832    28,535,008     28,535,007
       Utilities Fund ................................................................       95,096.771     1,449,776      1,465,441
       Weakening Dollar 2X Strategy Fund .............................................       20,130.047       536,597        505,265
     Seligman Portfolios, Inc.:
       Communications and Information Portfolio ......................................       32,346.567       569,526        396,569
       Global Technology Portfolio ...................................................        7,121.847       113,667         77,486
       Large-Cap Value Portfolio .....................................................       11,481.892       113,263        100,467
       Smaller-Cap Portfolio .........................................................       88,153.840       458,376        422,257
     T. Rowe Price Equity Series, Inc.:
       Blue Chip Growth Portfolio II .................................................      555,032.118     5,844,366      3,718,715
       Equity Income Portfolio II ....................................................      284,878.762     6,430,586      4,076,615
       Health Sciences Portfolio II ..................................................      133,341.990     1,731,509      1,280,083
     T. Rowe Price Fixed Income Series, Inc.:
       Limited-Term Bond Portfolio II ................................................      215,041.176     1,048,726      1,038,648
     Third Avenue Variable Series Trust:
       Value Portfolio ...............................................................      336,785.639     7,784,188      4,044,796
     Van Eck Worldwide Insurance Trust:
       Absolute Return Fund ..........................................................       58,610.934       543,241        528,084
       Bond Fund .....................................................................      214,700.867     2,496,825      2,473,354
       Emerging Markets Fund .........................................................       82,249.008       885,771        483,624
       Hard Assets Fund ..............................................................      121,520.398     4,213,593      2,278,507
       Real Estate Fund ..............................................................      160,640.462     1,884,741        995,971
     Vanguard Variable Insurance Fund:
       Balanced Portfolio ............................................................        6,323.473        92,884         93,904
       Capital Growth Portfolio ......................................................       38,547.443       626,511        478,760
       Diversified Value Portfolio ...................................................       33,303.756       403,307        318,717
       Equity Index Portfolio ........................................................      124,273.391     2,648,232      2,188,454
       International Portfolio .......................................................       49,873.784       776,150        588,510
       Short-Term Investment Grade Portfolio .........................................      203,449.198     2,097,683      2,024,319
       Small Company Growth Portfolio ................................................        6,527.385        79,673         63,838
       Total Bond Market Index Portfolio .............................................      177,069.369     1,987,875      2,057,546
       Total Stock Market Index Portfolio ............................................       49,062.397     1,042,266        891,464
     Wells Fargo Advantage VT Funds:
       Discovery Fund ................................................................       27,775.702       430,029        310,810
       Opportunity Fund ..............................................................       22,149.044       401,857        225,034
       Small-Mid Cap Value Fund ......................................................          655.160         5,548          3,243
------------------------------------------------------------------------------------------------------------------------------------
         Total assets ...............................................................................................   $364,378,530
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund
            Monument Advisor .........................................      44,240.315   $   6.079159   $    268,944   $    268,944
                                                                                                                       ------------
         Capital Development Fund
            Monument Advisor .........................................         990.253       5.230544          5,180          5,180
                                                                                                                       ------------
         Core Equity Fund
            Monument Advisor .........................................     146,176.738       8.281158      1,210,513      1,210,513
                                                                                                                       ------------
         Financial Services Fund
            Monument Advisor .........................................       3,012.968       4.176352         12,583         12,583
                                                                                                                       ------------
         Global Health Care Fund
            Monument .................................................         974.116       8.815256          8,587
            Monument Advisor .........................................       3,550.048       9.472852         33,629         42,216
                                                                                                                       ------------
         Global Real Estate Fund
            Monument .................................................       9,038.284      15.865829        143,400
            Monument Advisor .........................................     221,766.078       8.736824      1,937,531      2,080,931
                                                                                                                       ------------
         Government Securities Fund
            Monument Advisor .........................................     188,998.382      11.373973      2,149,662      2,149,662
                                                                                                                       ------------
         High Yield Fund
            Monument .................................................         280.367       8.752772          2,454
            Monument Advisor .........................................     607,715.760       8.705564      5,290,508      5,292,962
                                                                                                                       ------------
         International Growth Fund
            Monument Advisor .........................................     152,075.896       5.764325        876,615        876,615
                                                                                                                       ------------
         Mid Cap Core Equity Fund
            Monument Advisor .........................................      48,865.722       9.497260        464,090        464,090
                                                                                                                       ------------
         Technology Fund
            Monument Advisor .........................................       1,114.082       7.659958          8,534          8,534
                                                                                                                       ------------
      The Alger American Fund:
         Capital Appreciation Portfolio
            Monument .................................................       3,066.422      17.682754         54,223
            Monument Advisor .........................................      64,969.045      10.533788        684,370        738,593
                                                                                                                       ------------
         LargeCap Growth Portfolio
            Monument .................................................       2,091.123      11.268753         23,564
            Monument Advisor .........................................     105,506.037       8.021749        846,343        869,907
                                                                                                                       ------------
         MidCap Growth Portfolio
            Monument .................................................       5,902.467      14.185272         83,728
            Monument Advisor .........................................      19,396.491       7.175623        139,182        222,910
                                                                                                                       ------------
         SmallCap Growth Portfolio
            Monument .................................................       1,891.767       9.993635         18,906
            Monument Advisor .........................................      27,333.944       9.555700        261,195        280,101
                                                                                                                       ------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Monument Advisor .........................................      35,292.308       6.964632        245,798        245,798
                                                                                                                       ------------
         International Growth Portfolio
            Monument Advisor .........................................      21,691.738       5.301151        114,991        114,991
                                                                                                                       ------------
         International Value Portfolio
            Monument Advisor .........................................      70,139.427       4.844858        339,816        339,816
                                                                                                                       ------------
         Small Cap Growth Portfolio
            Monument Advisor .........................................       3,636.954       6.168784         22,436         22,436
                                                                                                                       ------------
         Small-Mid Cap Value Portfolio
            Monument Advisor .........................................      97,163.640       6.860414        666,583        666,583
                                                                                                                       ------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Monument Advisor .........................................      77,240.730       9.763012        754,102        754,102
                                                                                                                       ------------
         Income & Growth Fund
            Monument .................................................         111.990       8.673910            971
            Monument Advisor .........................................      81,503.469       8.246989        672,158        673,129
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      American Century Variable Portfolios, Inc: (continued)
         Inflation Protection Fund
            Monument .................................................       8,273.748   $  11.143825   $     92,201
            Monument Advisor .........................................     122,750.155      11.028201      1,353,713   $  1,445,914
                                                                                                                       ------------
         International Fund
            Monument .................................................         154.325       8.657726          1,336
            Monument Advisor .........................................      84,047.282       9.493825        797,930        799,266
                                                                                                                       ------------
         Large Company Value Fund
            Monument Advisor .........................................      11,460.852       5.931221         67,977         67,977
                                                                                                                       ------------
         Ultra Fund
            Monument Advisor .........................................      79,640.144       6.810505        542,390        542,390
                                                                                                                       ------------
         Value Fund
            Monument .................................................       1,780.095      12.058249         21,465
            Monument Advisor .........................................     106,615.506       8.892511        948,080        969,545
                                                                                                                       ------------
         Vista Fund
            Monument Advisor .........................................      10,374.430       6.411262         66,513         66,513
                                                                                                                       ------------
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio
            Monument Advisor .........................................      29,902.746       7.553590        225,873        225,873
                                                                                                                       ------------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Monument Advisor .........................................   1,119,272.490       9.832822     11,005,607     11,005,607
                                                                                                                       ------------
         Evolution VP All Cap Equity Fund
            Monument Advisor .........................................      14,275.244       7.822072        111,662        111,662
                                                                                                                       ------------
         Evolution VP Managed Bond Fund
            Monument Advisor .........................................      21,234.485      10.425832        221,387        221,387
                                                                                                                       ------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Monument Advisor .........................................     133,946.922       9.015355      1,207,579      1,207,579
                                                                                                                       ------------
      The Dreyfus Socially Responsible Growth Fund, Inc.
            Monument .................................................         734.145       6.627575          4,866
            Monument Advisor .........................................       7,613.189       8.440122         64,256         69,122
                                                                                                                       ------------
      Dreyfus Stock Index Fund
            Monument .................................................      10,896.726       8.158577         88,902
            Monument Advisor .........................................     634,766.743       8.307480      5,273,312      5,362,214
                                                                                                                       ------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Monument .................................................       8,794.777      11.369651         99,994
            Monument Advisor .........................................     282,710.939       9.155072      2,588,239      2,688,233
                                                                                                                       ------------
      Federated Insurance Series:
         Capital Income Fund II
            Monument .................................................         347.417       7.856700          2,730
            Monument Advisor .........................................      30,437.706      10.305361        313,672        316,402
                                                                                                                       ------------
         High Income Bond Fund II
            Monument .................................................         362.118       9.679583          3,505
            Monument Limited .........................................       4,143.557       8.728046         36,165
            Monument Advisor .........................................     154,654.207       8.968072      1,386,950      1,426,620
                                                                                                                       ------------
         International Equity Fund II
            Monument Advisor .........................................      87,004.428       8.116075        706,134        706,134
                                                                                                                       ------------
         Kaufmann Fund II
            Monument Advisor .........................................      96,464.964       7.387474        712,632        712,632
                                                                                                                       ------------
         Market Opportunity Fund II
            Monument Advisor .........................................      32,907.870       9.926961        326,675        326,675
                                                                                                                       ------------
      Financial Investors Variable Insurance Trust
      Ibbotson ETF Asset Allocation Series:
         Balanced ETF Portfolio
            Monument Advisor .........................................      58,709.310       7.708829        452,580        452,580
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Financial Investors Variable Insurance Trust (continued)
      Ibbotson ETF Asset Allocation Series: (continued)
         Conservative ETF Portfolio
            Monument Advisor .........................................      27,842.967   $   9.334413   $    259,898   $    259,898
                                                                                                                       ------------
         Growth ETF Portfolio
            Monument Advisor .........................................       1,313.313       7.026575          9,228          9,228
                                                                                                                       ------------
         Income & Growth ETF Portfolio
            Monument Advisor .........................................       4,934.112       8.534087         42,108         42,108
                                                                                                                       ------------
      First Eagle Variable Funds:
         Overseas Variable Fund
            Monument Advisor .........................................      26,516.433      10.464914        277,492        277,492
                                                                                                                       ------------
      Franklin Templeton Variable Insurance Products Trust
         High Income Securities II Fund
            Monument Advisor .........................................      24,304.442       9.956710        241,992        241,992
                                                                                                                       ------------
         Strategic Income Securities II Fund
            Monument Advisor .........................................       4,305.830      10.296737         44,336         44,336
                                                                                                                       ------------
         Templeton Global Income Securities II Fund
            Monument Advisor .........................................      18,236.691      10.741207        195,884        195,884
                                                                                                                       ------------
         U.S. Government II Fund
            Monument Advisor .........................................       6,979.261      10.400319         72,587         72,587
                                                                                                                       ------------
      Janus Aspen Series - Institutional:
         Balanced Portfolio
            Monument Advisor .........................................     260,729.562       8.828059      2,301,736      2,301,736
                                                                                                                       ------------
         Forty Portfolio
            Monument Advisor .........................................      94,700.215       7.146320        676,758        676,758
                                                                                                                       ------------
         Global Life Sciences Portfolio
            Monument Advisor .........................................      26,999.205       7.801888        210,645        210,645
                                                                                                                       ------------
         Growth and Income Portfolio
            Monument .................................................       4,701.201       9.999153         47,008
            Monument Advisor .........................................     148,632.298       6.423730        954,774      1,001,782
                                                                                                                       ------------
         International Growth Portfolio
            Monument .................................................         961.738      19.246856         18,510
            Monument Advisor .........................................     635,123.903       7.180883      4,560,750      4,579,260
                                                                                                                       ------------
         Large Cap Growth Portfolio
            Monument .................................................       7,822.015       7.666236         59,965
            Monument Advisor .........................................     100,523.151       7.277271        731,534        791,499
                                                                                                                       ------------
         Mid Cap Growth Portfolio
            Monument .................................................       6,531.518       9.841960         64,283
            Monument Advisor .........................................     260,919.789       7.241679      1,889,497      1,953,780
                                                                                                                       ------------
         Perkins Mid Cap Value Portfolio
            Monument Advisor .........................................     263,059.169       7.221705      1,899,736      1,899,736
                                                                                                                       ------------
         Worldwide Growth Portfolio
            Monument .................................................       9,398.177       7.293582         68,546
            Monument Advisor .........................................      53,789.325       6.785228        364,973        433,519
                                                                                                                       ------------
      Janus Aspen Series - Service:
         INTECH Risk-Managed Core Portfolio
            Monument Advisor .........................................       6,499.826       7.162242         46,553         46,553
                                                                                                                       ------------
         Perkins Small Company Value Portfolio
            Monument Advisor .........................................      47,299.922       5.759066        272,403        272,403
                                                                                                                       ------------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Monument Advisor .........................................     200,961.618      12.362264      2,484,341      2,484,341
                                                                                                                       ------------
         International Equity Portfolio
            Monument Advisor .........................................     137,082.327       9.789612      1,341,983      1,341,983
                                                                                                                       ------------
         US Small Cap Equity Portfolio
            Monument .................................................         413.500      10.477274          4,332
            Monument Advisor .........................................       3,831.163       7.674553         29,402         33,734
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Lazard Retirement Series, Inc: (continued)
         US Strategic Equity Portfolio
            Monument Advisor .........................................       3,004.345   $   8.054658   $     24,199   $     24,199
                                                                                                                       ------------
      Legg Mason Partners Variable Equity Trust:
         Aggressive Growth Portfolio
            Monument Advisor .........................................     200,928.473       5.750346      1,155,408      1,155,408
                                                                                                                       ------------
         Capital and Income Portfolio
            Monument Advisor .........................................      26,926.723       6.568440        176,867        176,867
                                                                                                                       ------------
         Fundamental Value Portfolio
            Monument Advisor .........................................      29,603.011       6.081310        180,025        180,025
                                                                                                                       ------------
         Large Cap Growth Portfolio
            Monument Advisor .........................................      41,162.965       6.281201        258,553        258,553
                                                                                                                       ------------
      Legg Mason Partners Variable Income Trust:
         Global High Yield Bond Portfolio
            Monument Advisor .........................................      48,737.779       8.129761        396,226        396,226
                                                                                                                       ------------
         Strategic Bond Portfolio
            Monument Advisor .........................................      64,253.535       9.099245        584,659        584,659
                                                                                                                       ------------
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Monument Advisor .........................................      25,788.083       9.343138        240,942        240,942
                                                                                                                       ------------
         Bond Debenture Portfolio
            Monument Advisor .........................................      13,221.687       8.221992        108,709        108,709
                                                                                                                       ------------
         Growth and Income Portfolio
            Monument .................................................       5,995.145      13.835448         82,946
            Monument Advisor .........................................     104,171.890       8.308325        865,494        948,440
                                                                                                                       ------------
         International Portfolio
            Monument Advisor .........................................      16,938.062       4.555004         77,153         77,153
                                                                                                                       ------------
         Large Cap Core Portfolio
            Monument Advisor .........................................       7,259.491       6.921348         50,245         50,245
                                                                                                                       ------------
      Nationwide Variable Insurance Trust:
         Bond Index Fund
            Monument Advisor .........................................     148,635.240      10.974592      1,631,211      1,631,211
                                                                                                                       ------------
         International Index Fund
            Monument Advisor .........................................     354,994.201       5.816397      2,064,787      2,064,787
                                                                                                                       ------------
         Mid Cap Index Fund
            Monument Advisor .........................................     149,558.656       6.292987        941,171        941,171
                                                                                                                       ------------
         S&P 500 Index Fund
            Monument Advisor .........................................     522,297.810       6.293832      3,287,255      3,287,255
                                                                                                                       ------------
         Small Cap Index Fund
            Monument Advisor .........................................     122,197.472       6.242482        762,816        762,816
                                                                                                                       ------------
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Monument Advisor .........................................      54,355.591       9.676266        525,959        525,959
                                                                                                                       ------------
         Partners Portfolio
            Monument .................................................         747.910       7.198419          5,384
            Monument Advisor .........................................     199,485.242       7.038810      1,404,139      1,409,523
                                                                                                                       ------------
         Regency Portfolio
            Monument Advisor .........................................      40,111.080       7.268453        291,545        291,545
                                                                                                                       ------------
         Short Duration Bond Portfolio
            Monument Advisor .........................................     125,041.285       9.565334      1,196,062      1,196,062
                                                                                                                       ------------
         Small-Cap Growth Portfolio
            Monument Advisor .........................................      68,918.021       7.192212        495,673        495,673
                                                                                                                       ------------
         Socially Responsive Portfolio
            Monument Advisor .........................................      13,737.683       8.322438        114,331        114,331
                                                                                                                       ------------
      Northern Lights Variable Trust:
         Changing Parameters Portfolio
            Monument Advisor .........................................     907,912.656       9.848740      8,941,796      8,941,796
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                              UNIT                      SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Northern Lights Variable Trust: (continued)
         JNF Balanced Portfolio
            Monument .................................................       5,664.316   $   7.427454   $     42,071
            Monument Advisor .........................................      16,057.354       7.591025        121,892   $    163,963
                                                                                                                       ------------
         JNF Equity Portfolio
            Monument .................................................      31,378.551       5.081026        159,435
            Monument Advisor .........................................      43,988.451       5.193062        228,435        387,870
                                                                                                                       ------------
         JNF Loomis Sayles Bond Portfolio
            Monument Advisor .........................................     694,559.044       7.687264      5,339,259      5,339,259
                                                                                                                       ------------
         JNF Money Market Portfolio
            Monument .................................................      22,847.643      10.079757        230,299
            Monument Advisor .........................................   8,699,946.827      10.168464     88,465,096     88,695,395
                                                                                                                       ------------
      PIMCO Variable Insurance Trust:
         All Asset Fund
            Monument Advisor .........................................     293,014.514       9.554820      2,799,701      2,799,701
                                                                                                                       ------------
         CommodityRealReturn Strategy Fund
            Monument Advisor .........................................     280,077.269       6.654150      1,863,676      1,863,676
                                                                                                                       ------------
         Emerging Markets Bond Fund
            Monument Advisor .........................................     322,914.383       9.792116      3,162,015      3,162,015
                                                                                                                       ------------
         Foreign Bond US Dollar-Hedged Fund
            Monument Advisor .........................................     180,314.286      10.448258      1,883,970      1,883,970
                                                                                                                       ------------
         Foreign Bond US Dollar-Unhedged Fund
            Monument Advisor .........................................     180,919.194      10.911919      1,974,176      1,974,176
                                                                                                                       ------------
         Global Bond Unhedged Fund
            Monument Advisor .........................................     337,845.833      11.159318      3,770,129      3,770,129
                                                                                                                       ------------
         High Yield Fund
            Monument Advisor .........................................     437,168.222       8.414945      3,678,747      3,678,747
                                                                                                                       ------------
         Long Term US Government Fund
            Monument Advisor .........................................     131,978.228      12.798155      1,689,078      1,689,078
                                                                                                                       ------------
         Low Duration Fund
            Monument Advisor .........................................     625,233.620      10.748017      6,720,022      6,720,022
                                                                                                                       ------------
         RealEstateRealReturn Strategy Fund
            Monument Advisor .........................................     293,523.402       5.571117      1,635,253      1,635,253
                                                                                                                       ------------
         Real Return Fund
            Monument .................................................       3,357.569      11.356176         38,129
            Monument Advisor .........................................     595,012.175      10.439166      6,211,431      6,249,560
                                                                                                                       ------------
         Short-Term Fund
            Monument Advisor .........................................     278,530.556      11.054760      3,079,088      3,079,088
                                                                                                                       ------------
         StocksPLUS(R) Total Return Fund
            Monument Advisor .........................................      69,345.962       7.283274        505,066        505,066
                                                                                                                       ------------
         Total Return Fund
            Monument .................................................         573.925      12.055434          6,919
            Monument Advisor .........................................   2,021,916.698      11.986604     24,235,915     24,242,834
                                                                                                                       ------------
      Pioneer Variable Contracts Trust:
         Bond Portfolio
            Monument Advisor .........................................      50,387.691      10.065419        507,173        507,173
                                                                                                                       ------------
         Cullen Value Portfolio
            Monument Advisor .........................................     249,827.869       7.432291      1,856,793      1,856,793
                                                                                                                       ------------
         Emerging Markets Portfolio
            Monument Advisor .........................................     198,249.965       6.634201      1,315,230      1,315,230
                                                                                                                       ------------
         Equity Income Portfolio
            Monument .................................................       1,472.700       8.976176         13,219
            Monument Advisor .........................................     225,173.245       9.037568      2,035,019      2,048,238
                                                                                                                       ------------
         Fund Portfolio
            Monument Advisor .........................................     159,899.664       8.759534      1,400,647      1,400,647
                                                                                                                       ------------
         Global High Yield Portfolio
            Monument Advisor .........................................      40,674.544       6.889863        280,242        280,242
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust: (continued)
         High Yield Portfolio
            Monument Advisor .........................................     133,561.068   $   7.759198   $  1,036,327   $  1,036,327
                                                                                                                       ------------
         International Value Portfolio
            Monument Advisor .........................................      61,563.460       6.558735        403,778        403,778
                                                                                                                       ------------
         Mid Cap Value Portfolio
            Monument Advisor .........................................     142,399.008       8.602163      1,224,939      1,224,939
                                                                                                                       ------------
         Money Market Portfolio
            Monument Advisor .........................................         263.944      11.423079          3,015          3,015
                                                                                                                       ------------
         Small Cap Value Portfolio
            Monument Advisor .........................................      39,684.340       5.925167        235,136        235,136
                                                                                                                       ------------
         Strategic Income Portfolio
            Monument Advisor .........................................     295,873.478       9.488155      2,807,293      2,807,293
                                                                                                                       ------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument .................................................       3,408.913      12.555920         42,802
            Monument Advisor .........................................     180,406.529       8.763190      1,580,937      1,623,739
                                                                                                                       ------------
         Small-Cap Portfolio
            Monument .................................................       6,173.519      14.590801         90,077
            Monument Advisor .........................................     356,511.212       9.281226      3,308,861      3,398,938
                                                                                                                       ------------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Monument Advisor .........................................     410,982.686       8.240569      3,386,731      3,386,731
                                                                                                                       ------------
         CLS AdvisorOne Clermont Fund
            Monument Advisor .........................................     219,537.048       8.532705      1,873,245      1,873,245
                                                                                                                       ------------
         Absolute Return Strategies Fund
            Monument Advisor .........................................     143,006.176       8.804575      1,259,109      1,259,109
                                                                                                                       ------------
         Alternative Strategies Allocation Fund
            Monument Advisor .........................................      14,851.291       8.144781        120,961        120,961
                                                                                                                       ------------
         Banking Fund
            Monument .................................................         235.565       5.102957          1,202
            Monument Limited .........................................         880.013       4.717726          4,152
            Monument Advisor .........................................     120,548.069       5.091381        613,756        619,110
                                                                                                                       ------------
         Basic Materials Fund
            Monument .................................................       1,193.959      10.933465         13,054
            Monument Advisor .........................................      45,700.235      10.021845        458,001        471,055
                                                                                                                       ------------
         Biotechnology Fund
            Monument Advisor .........................................      66,094.922      10.911682        721,207        721,207
                                                                                                                       ------------
         Commodities Strategy Fund
            Monument Advisor .........................................       8,167.376       5.299611         43,284         43,284
                                                                                                                       ------------
         Consumer Products Fund
            Monument Advisor .........................................      37,480.540      10.128186        379,610        379,610
                                                                                                                       ------------
         Dow 2X Strategy Fund
            Monument .................................................         636.231       5.449827          3,467
            Monument Advisor .........................................      41,547.398       5.814902        241,594        245,061
                                                                                                                       ------------
         Electronics Fund
            Monument Advisor .........................................       7,368.143       6.073021         44,747         44,747
                                                                                                                       ------------
         Energy Fund
            Monument .................................................       2,647.608      12.808159         33,911
            Monument Advisor .........................................     105,976.287      10.310472      1,092,666      1,126,577
                                                                                                                       ------------
         Energy Services Fund
            Monument .................................................       1,072.421      10.982436         11,778
            Monument Advisor .........................................      53,463.052       9.183429        490,974        502,752
                                                                                                                       ------------
         Essential Portfolio Aggressive Fund
            Monument Advisor .........................................       9,235.131       8.234940         76,051         76,051
                                                                                                                       ------------
         Essential Portfolio Conservative Fund
            Monument Advisor .........................................         606.609       9.622975          5,837          5,837
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Essential Portfolio Moderate Fund
            Monument Advisor .........................................       5,666.838   $   9.033476   $     51,191   $     51,191
                                                                                                                       ------------
         Europe 1.25X Strategy Fund
            Monument Advisor .........................................      40,057.386       7.251040        290,458        290,458
                                                                                                                       ------------
         Financial Services Fund
            Monument Limited .........................................         798.450       5.176266          4,133
            Monument Advisor .........................................     129,314.564       5.543621        716,871        721,004
                                                                                                                       ------------
         Government Long Bond 1.2X Strategy Fund
            Monument Advisor .........................................      88,328.694      15.478085      1,367,159      1,367,159
                                                                                                                       ------------
         Health Care Fund
            Monument Advisor .........................................      73,297.592       9.139937        669,935        669,935
                                                                                                                       ------------
         Hedged Equity Fund
            Monument Advisor .........................................      49,826.671       8.176210        407,393        407,393
                                                                                                                       ------------
         International Rotation
            Monument Advisor .........................................      28,155.198       6.478345        182,399        182,399
                                                                                                                       ------------
         Internet Fund
            Monument Advisor .........................................       6,330.706       8.045320         50,933         50,933
                                                                                                                       ------------
         Inverse Dow 2X Strategy Fund
            Monument Advisor .........................................      46,908.251      10.598461        497,155        497,155
                                                                                                                       ------------
         Inverse Government Long Bond Strategy Fund
            Monument Advisor .........................................      66,847.818       7.218268        482,525        482,525
                                                                                                                       ------------
         Inverse Mid-Cap Strategy Fund
            Monument Advisor .........................................       9,320.238      11.150880        103,929        103,929
                                                                                                                       ------------
         Inverse NASDAQ-100(R) Strategy Fund
            Monument Advisor .........................................      14,038.531      11.518363        161,701        161,701
                                                                                                                       ------------
         Inverse Russell 2000 Strategy Fund
            Monument Advisor .........................................      36,344.077      10.103427        367,200        367,200
                                                                                                                       ------------
         Inverse S&P 500 Strategy Fund
            Monument Advisor .........................................      72,493.353      12.316824        892,888        892,888
                                                                                                                       ------------
         Japan 1.25X Strategy Fund
            Monument Advisor .........................................      32,479.590       8.450083        274,455        274,455
                                                                                                                       ------------
         Large-Cap Growth Fund
            Monument Advisor .........................................     204,906.570       7.046007      1,443,773      1,443,773
                                                                                                                       ------------
         Large-Cap Value Fund
            Monument .................................................       4,817.824       6.316846         30,433
            Monument Limited .........................................         263.522       6.032156          1,590
            Monument Advisor .........................................      49,088.002       6.255050        307,048        339,071
                                                                                                                       ------------
         Leisure Fund
            Monument .................................................         442.759       6.369574          2,820
            Monument Advisor .........................................      11,065.928       6.232681         68,970         71,790
                                                                                                                       ------------
         Managed Futures Fund
            Monument Advisor .........................................     225,641.513       9.621666      2,171,047      2,171,047
                                                                                                                       ------------
         Mid Cap 1.5X Strategy Fund
            Monument .................................................       1,262.068      10.009715         12,633
            Monument Advisor .........................................      70,865.003       6.338223        449,158        461,791
                                                                                                                       ------------
         Mid-Cap Growth Fund
            Monument Advisor .........................................      45,266.005       8.328963        377,019        377,019
                                                                                                                       ------------
         Mid-Cap Value Fund
            Monument Advisor .........................................      43,379.621       7.148200        310,086        310,086
                                                                                                                       ------------
         Multi-Cap Core Equity Fund
            Monument Advisor .........................................       3,237.601       6.378539         20,651         20,651
                                                                                                                       ------------
         NASDAQ-100(R) 2X Strategy Fund
            Monument .................................................         603.610       4.109131          2,480
            Monument Advisor .........................................     607,040.754       4.702593      2,854,666      2,857,146
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         NASDAQ-100(R) Fund
            Monument .................................................       5,049.423   $   9.828590   $     49,629
            Monument Limited .........................................         144.565       7.386425          1,068
            Monument Advisor .........................................      33,458.525       8.319936        278,373   $    329,070
                                                                                                                       ------------
         Nova Fund
            Monument .................................................         808.655       6.105830          4,938
            Monument Advisor .........................................      48,096.227       6.108288        293,786        298,724
                                                                                                                       ------------
         Precious Metals Fund
            Monument .................................................         134.748      11.733254          1,581
            Monument Advisor .........................................     185,989.895      12.977532      2,413,690      2,415,271
                                                                                                                       ------------
         Real Estate Fund
            Monument Advisor .........................................      64,556.611       6.900228        445,455        445,455
                                                                                                                       ------------
         Retailing Fund
            Monument Advisor .........................................       7,421.001       7.116681         52,813         52,813
                                                                                                                       ------------
         Russell 2000(R) 1.5X Strategy Fund
            Monument .................................................       1,237.769      10.576456         13,091
            Monument Advisor .........................................      82,475.071       6.678525        550,812        563,903
                                                                                                                       ------------
         Russell 2000(R) 2X Strategy Fund
            Monument Advisor .........................................     223,641.473       3.073626        687,390        687,390
                                                                                                                       ------------
         S&P 500 2X Strategy Fund
            Monument .................................................         635.140       4.522869          2,873
            Monument Advisor .........................................     151,867.034       4.520804        686,561        689,434
                                                                                                                       ------------
         Sector Rotation Fund
            Monument .................................................         391.781      11.953564          4,683
            Monument Advisor .........................................      45,273.154       9.663938        437,517        442,200
                                                                                                                       ------------
         Small-Cap Growth Fund
            Monument Advisor .........................................     258,705.496       8.047631      2,081,966      2,081,966
                                                                                                                       ------------
         Small-Cap Value Fund
            Monument .................................................         410.111       6.069633          2,489
            Monument Advisor .........................................      98,126.549       6.032003        591,900        594,389
                                                                                                                       ------------
         Strengthening Dollar 2X Strategy Fund
            Monument Advisor .........................................      89,064.241       8.724931        777,079        777,079
                                                                                                                       ------------
         Technology Fund
            Monument .................................................       4,275.442       6.538737         27,956
            Monument Advisor .........................................      39,781.380       7.413847        294,933        322,889
                                                                                                                       ------------
         Telecommunications Fund
            Monument Advisor .........................................      10,921.034       8.129435         88,782         88,782
                                                                                                                       ------------
         Transportation Fund
            Monument .................................................       2,910.961       9.479285         27,594
            Monument Advisor .........................................      32,882.881       9.128983        300,187        327,781
                                                                                                                       ------------
         U.S. Government Money Market Fund
            Monument .................................................      13,067.833      10.421658        136,188
            Monument Advisor .........................................   2,563,578.864      11.077802     28,398,819     28,535,007
                                                                                                                       ------------
         Utilities Fund
            Monument .................................................          21.199      11.641915            247
            Monument Advisor .........................................     143,632.560      10.200989      1,465,194      1,465,441
                                                                                                                       ------------
         Weakening Dollar 2X Strategy Fund
            Monument Advisor .........................................      43,117.260      11.718386        505,265        505,265
                                                                                                                       ------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Monument .................................................       2,393.775       5.137390         12,298
            Monument Advisor .........................................      35,919.655      10.698080        384,271        396,569
                                                                                                                       ------------
         Global Technology Portfolio
            Monument .................................................         230.416       3.971881            915
            Monument Advisor .........................................       7,861.164       9.740370         76,571         77,486
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Seligman Portfolios, Inc.: (continued)
         Large-Cap Value Portfolio
            Monument Advisor .........................................      15,713.928   $   6.393472   $    100,467   $    100,467
                                                                                                                       ------------
         Smaller-Cap Value Portfolio
            Monument Advisor .........................................      61,920.896       6.819294        422,257        422,257
                                                                                                                       ------------
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II
            Monument Advisor .........................................     543,825.431       6.838067      3,718,715      3,718,715
                                                                                                                       ------------
         Equity Income Portfolio II
            Monument Advisor .........................................     560,315.653       7.275568      4,076,615      4,076,615
                                                                                                                       ------------
         Health Sciences Portfolio II
            Monument Advisor .........................................     142,940.581       8.955351      1,280,083      1,280,083
                                                                                                                       ------------
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II
            Monument Advisor .........................................      99,113.004      10.479433      1,038,648      1,038,648
                                                                                                                       ------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Monument .................................................       2,991.308      10.997846         32,898
            Monument Advisor .........................................     533,296.458       7.522828      4,011,898      4,044,796
                                                                                                                       ------------
      Van Eck Worldwide Insurance Trust:
         Absolute Return Fund
            Monument Advisor .........................................      53,420.595       9.885401        528,084        528,084
                                                                                                                       ------------
         Bond Fund
            Monument .................................................         893.963      15.630833         13,973
            Monument Advisor .........................................     208,264.387      11.808938      2,459,381      2,473,354
                                                                                                                       ------------
         Emerging Markets Fund
            Monument .................................................       6,675.260       8.844656         59,040
            Monument Advisor .........................................      48,289.689       8.792430        424,584        483,624
                                                                                                                       ------------
         Hard Assets Fund
            Monument .................................................         212.561      19.540265          4,153
            Monument Advisor .........................................     158,691.731      14.331901      2,274,354      2,278,507
                                                                                                                       ------------
         Real Estate Fund
            Monument .................................................       1,390.192      11.501176         15,989
            Monument Advisor .........................................     131,575.222       7.448076        979,982        995,971
                                                                                                                       ------------
      Vanguard Variable Insurance Fund:
         Balanced Portfolio
            Monument Advisor .........................................      11,964.013       7.848834         93,904         93,904
                                                                                                                       ------------
         Capital Growth Portfolio
            Monument Advisor .........................................      67,959.160       7.044812        478,760        478,760
                                                                                                                       ------------
         Diversified Value Portfolio
            Monument Advisor .........................................      46,258.914       6.889850        318,717        318,717
                                                                                                                       ------------
         Equity Index Portfolio
            Monument Advisor .........................................     329,449.057       6.642770      2,188,454      2,188,454
                                                                                                                       ------------
         International Portfolio
            Monument Advisor .........................................     103,288.572       5.697731        588,510        588,510
                                                                                                                       ------------
         Short-Term Investment Grade Portfolio
            Monument Advisor .........................................     211,994.062       9.548943      2,024,319      2,024,319
                                                                                                                       ------------
         Small Company Growth Portfolio
            Monument Advisor .........................................       9,275.406       6.882479         63,838         63,838
                                                                                                                       ------------
         Total Bond Market Index Portfolio
            Monument Advisor .........................................     199,202.859      10.328899      2,057,546      2,057,546
                                                                                                                       ------------
         Total Stock Market Index Portfolio
            Monument Advisor .........................................     135,068.705       6.600076        891,464        891,464
                                                                                                                       ------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2008

===================================================================================================================================
                                                                                             UNIT                       SUB-ACCOUNT
                                                                                 UNITS       VALUE         VALUE           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Monument .................................................      17,175.415   $   8.527186   $    146,458
            Monument Advisor .........................................      17,037.415       9.646531        164,352   $    310,810
                                                                                                                       ------------
         Opportunity Fund
            Monument .................................................       3,209.213      10.639715         34,145
            Monument Advisor .........................................      23,265.630       8.204764        190,889        225,034
                                                                                                                       ------------
         Small-Mid Cap Value Fund
            Monument Advisor .........................................         619.679       5.233422          3,243          3,243
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners'
                  deferred annuity reserves .........................................................   $364,311,690   $364,311,690
-----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ....................................................................................   $     66,840
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity
               payment reserves ....................................................................................   $     66,840
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ................................................   $364,378,530
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                      AIM VARIABLE INSURANCE FUNDS
                                                                         -----------------------------------------------------------
                                                                                                                           GLOBAL
                                                                           BASIC      CAPITAL        CORE     FINANCIAL    HEALTH
                                                                           VALUE    DEVELOPMENT     EQUITY     SERVICES     CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..............  $     669  $        --  $    34,487  $     588  $       --
Expenses:
   Mortality and expense and administrative fees ......................         --           --           --         --         139
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............................        669           --       34,487        588        (139)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................................     (9,969)         (69)     (67,851)   (12,693)   (135,203)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .................................      2,548          115           --         72       2,035
   Net realized long-term capital gain distributions from
      investments in portfolio shares .................................     23,439          919           --      1,620       7,044
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ....................................................     16,018          965      (67,851)   (11,001)   (126,124)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ....................................    (99,359)      (4,342)    (128,761)   (10,304)    (20,532)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ........  $ (82,672) $    (3,377) $  (162,125) $ (20,717) $ (146,795)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                      AIM VARIABLE INSURANCE FUNDS
                                                                         -----------------------------------------------------------
                                                                                                                           GLOBAL
                                                                           BASIC      CAPITAL        CORE     FINANCIAL    HEALTH
                                                                           VALUE    DEVELOPMENT     EQUITY     SERVICES     CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................................  $     669  $        --  $    34,487  $     588  $     (139)
   Net realized gain (loss) on investments in portfolio shares ........     16,018          965      (67,851)   (11,001)   (126,124)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .................................    (99,359)      (4,342)    (128,761)   (10,304)    (20,532)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...........    (82,672)      (3,377)    (162,125)   (20,717)   (146,795)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ................         --        7,888       93,028     18,898       6,063
   Contract redemptions ...............................................     (8,226)         (14)     (23,428)    (3,044)     (1,371)
   Net transfers ......................................................    168,285          683    1,189,718     13,280      25,127
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners'
         transactions .................................................    160,059        8,557    1,259,318     29,134      29,819
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........................     77,387        5,180    1,097,193      8,417    (116,976)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................................    191,557           --      113,320      4,166     159,192
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................................  $ 268,944  $     5,180  $ 1,210,513  $  12,583  $   42,216
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                   THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------   -----------------------------------------------
   GLOBAL                                                      MID
    REAL        GOVERNMENT      HIGH       INTERNATIONAL    CAP CORE                      CAPITAL          LARGECAP       MIDCAP
   ESTATE       SECURITIES      YIELD          GROWTH        EQUITY     TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    159,829   $    61,518   $   117,993   $       6,783   $     5,983  $       --   $              --   $     2,264   $      1,359

       3,051            --            50              --            --          --               1,066           484          1,913
------------------------------------------------------------------------------------------------------------------------------------
     156,778        61,518       117,943           6,783         5,983          --              (1,066)        1,780           (554)
------------------------------------------------------------------------------------------------------------------------------------

  (1,229,071)       10,609      (356,746)         44,373      (174,865)   (286,458)           (546,915)      (90,218)      (670,900)

      31,675            --            --           1,168         5,887          --                  --            --        248,965

     215,341            --            --          15,233        47,070          --                  --            --         33,368
------------------------------------------------------------------------------------------------------------------------------------
    (982,055)       10,609      (356,746)         60,774      (121,908)   (286,458)           (546,915)      (90,218)      (388,567)
------------------------------------------------------------------------------------------------------------------------------------

    (613,011)       30,894       154,498        (390,180)      (83,526)     (1,025)           (423,653)     (611,595)      (310,149)
------------------------------------------------------------------------------------------------------------------------------------
$ (1,438,288)  $   103,021   $   (84,305)  $    (322,623)  $  (199,451) $ (287,483)  $        (971,634)  $  (700,033)  $   (699,270)
====================================================================================================================================

====================================================================================================================================
                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                   THE ALGER AMERICAN FUND
----------------------------------------------------------------------------------   -----------------------------------------------
   GLOBAL                                                     MID
    REAL        GOVERNMENT      HIGH       INTERNATIONAL    CAP CORE                     CAPITAL           LARGECAP       MIDCAP
   ESTATE       SECURITIES      YIELD          GROWTH        EQUITY     TECHNOLOGY   APPRECIATION (a)*   GROWTH (b)*      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$    156,778   $    61,518   $   117,943   $       6,783   $    5,983   $       --   $          (1,066)  $     1,780   $       (554)
    (982,055)       10,609      (356,746)         60,774     (121,908)    (286,458)           (546,915)      (90,218)      (388,567)

    (613,011)       30,894       154,498        (390,180)     (83,526)      (1,025)           (423,653)     (611,595)      (310,149)
------------------------------------------------------------------------------------------------------------------------------------
  (1,438,288)      103,021       (84,305)       (322,623)    (199,451)    (287,483)           (971,634)     (700,033)      (699,270)
------------------------------------------------------------------------------------------------------------------------------------

     536,224       838,234        17,320          90,239       68,376           --             139,869       188,305         79,946
    (113,917)      (30,910)      (70,448)        (52,803)     (44,832)     (20,946)           (119,432)      (46,226)       (92,161)
     129,904     1,239,317     4,682,391       1,149,630      176,818      288,022          (4,182,766)     (256,781)    (2,618,306)
------------------------------------------------------------------------------------------------------------------------------------

     552,211     2,046,641     4,629,263       1,187,066      200,362      267,076          (4,162,329)     (114,702)    (2,630,521)
------------------------------------------------------------------------------------------------------------------------------------
    (886,077)    2,149,662     4,544,958         864,443          911      (20,407)         (5,133,963)     (814,735)    (3,329,791)
------------------------------------------------------------------------------------------------------------------------------------
   2,967,008            --       748,004          12,172      463,179       28,941           5,872,556     1,684,642      3,552,701
------------------------------------------------------------------------------------------------------------------------------------
$  2,080,931   $ 2,149,662   $ 5,292,962   $     876,615   $  464,090   $    8,534   $         738,593   $   869,907   $    222,910
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                  THE ALGER
                                                                   AMERICAN
                                                                    FUND
                                                                 (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                                 -----------  ------------------------------------------------------
                                                                                GROWTH
                                                                   SMALLCAP       AND     INTERNATIONAL  INTERNATIONAL   SMALL CAP
                                                                 GROWTH (c)*    INCOME     GROWTH (d)*     VALUE (d)*   GROWTH (d)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......  $        --  $   11,226  $          --  $          --  $        --
Expenses:
   Mortality and expense and administrative fees ..............          338          --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................         (338)     11,226             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................     (115,385)   (169,147)       (36,946)       (20,613)         (11)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................           --      13,037             --             --           --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................        9,789      82,532             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..................................     (105,596)    (73,578)       (36,946)       (20,613)         (11)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     (262,436)   (136,348)       (54,258)      (247,565)     (12,156)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................  $  (368,370) $ (198,700) $     (91,204) $    (268,178) $   (12,167)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                  THE ALGER
                                                                   AMERICAN
                                                                    FUND
                                                                 (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                                 -----------  ------------------------------------------------------
                                                                                GROWTH
                                                                   SMALLCAP       AND     INTERNATIONAL  INTERNATIONAL   SMALL CAP
                                                                 GROWTH (c)*    INCOME     GROWTH (d)*     VALUE (d)*   GROWTH (d)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................  $      (338) $   11,226  $          --  $          --  $        --
   Net realized gain (loss) on investments in
      portfolio shares ........................................     (105,596)    (73,578)       (36,946)       (20,613)         (11)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................     (262,436)   (136,348)       (54,258)      (247,565)     (12,156)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...     (368,370)   (198,700)       (91,204)      (268,178)     (12,167)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........         (331)     63,877        102,786        284,630       30,454
   Contract redemptions .......................................      (26,569)    (20,466)          (145)        (5,980)         (26)
   Net transfers ..............................................     (525,032)    (54,998)       103,554        329,344        4,175
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................     (551,932)    (11,587)       206,195        607,994       34,603
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................     (920,302)   (210,287)       114,991        339,816       22,436
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................    1,200,403     456,085             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................  $   280,101  $  245,798  $     114,991  $     339,816  $    22,436
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE      VARIABLE
  PRODUCTS     INSURANCE
(CONTINUED)      TRUST                                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   -----------   ------------------------------------------------------------------------------------------------
                 LISTED                                                                 LARGE
 SMALL-MID      PRIVATE                     INCOME &     INFLATION                     COMPANY
 CAP VALUE    EQUITY (d)*     BALANCED       GROWTH      PROTECTION   INTERNATIONAL     VALUE        ULTRA         VALUE
----------------------------------------------------------------------------------------------------------------------------
$     1,935   $        --   $    32,757   $    19,887   $    69,173   $      17,677   $     882   $        --   $    26,896

         --            --            --            17           658              26          --            --           393
----------------------------------------------------------------------------------------------------------------------------
      1,935            --        32,757        19,870        68,515          17,651         882            --        26,503
----------------------------------------------------------------------------------------------------------------------------

   (177,732)      (17,891)     (121,771)     (305,268)      (54,341)       (650,431)    (18,953)     (147,566)     (374,038)

      9,155            --        12,062            --            --              --         269            --        59,158

     36,418            --        82,850       119,138            --         207,642         905       176,727        83,633
----------------------------------------------------------------------------------------------------------------------------
   (132,159)      (17,891)      (26,859)     (186,130)      (54,341)       (442,789)    (17,779)       29,161      (231,247)
----------------------------------------------------------------------------------------------------------------------------

   (157,830)           --      (192,364)     (192,910)      (92,950)       (419,747)    (19,124)     (528,918)     (147,698)
----------------------------------------------------------------------------------------------------------------------------
$  (288,054)  $   (17,891)  $  (186,466)  $  (359,170)  $   (78,776)  $    (844,885)  $ (36,021)  $  (499,757)  $  (352,442)
============================================================================================================================

============================================================================================================================
 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE      VARIABLE
  PRODUCTS     INSURANCE
(CONTINUED)      TRUST                                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   -----------   ------------------------------------------------------------------------------------------------
                LISTED                                                                  LARGE
 SMALL-MID     PRIVATE                      INCOME &     INFLATION                     COMPANY
 CAP VALUE    EQUITY (d)*     BALANCED       GROWTH      PROTECTION   INTERNATIONAL     VALUE        ULTRA         VALUE
----------------------------------------------------------------------------------------------------------------------------
$     1,935   $        --   $    32,757   $    19,870   $    68,515   $      17,651   $     882   $        --   $    26,503
   (132,159)      (17,891)      (26,859)     (186,130)      (54,341)       (442,789)    (17,779)       29,161      (231,247)

   (157,830)           --      (192,364)     (192,910)      (92,950)       (419,747)    (19,124)     (528,918)     (147,698)
----------------------------------------------------------------------------------------------------------------------------
   (288,054)      (17,891)     (186,466)     (359,170)      (78,776)       (844,885)    (36,021)     (499,757)     (352,442)
----------------------------------------------------------------------------------------------------------------------------

    374,721            --       248,142       117,494       245,696         230,203      28,580        39,529        85,081
    (58,421)          (45)      (52,847)     (118,266)      (65,191)       (143,160)    (26,279)      (55,589)      (20,515)
   (248,138)       17,936      (489,269)      (89,888)      150,645      (1,126,114)     72,461      (298,918)       (1,310)
----------------------------------------------------------------------------------------------------------------------------

     68,162        17,891      (293,974)      (90,660)      331,150      (1,039,071)     74,762      (314,978)       63,256
----------------------------------------------------------------------------------------------------------------------------
   (219,892)           --      (480,440)     (449,830)      252,374      (1,883,956)     38,741      (814,735)     (289,186)
----------------------------------------------------------------------------------------------------------------------------
    886,475            --     1,234,542     1,122,959     1,193,540       2,683,222      29,236     1,357,125     1,258,731
----------------------------------------------------------------------------------------------------------------------------
$   666,583   $        --   $   754,102   $   673,129   $ 1,445,914   $     799,266   $  67,977   $   542,390   $   969,545
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                               AMERICAN
                                                               CENTURY
                                                               VARIABLE
                                                              PORTFOLIOS   CREDIT SUISSE
                                                             (CONTINUED)       TRUST                DIREXION INSURANCE TRUST
                                                             -----------   -------------   -----------------------------------------
                                                                             COMMODITY        DYNAMIC     EVOLUTION VP    EVOLUTION
                                                                               RETURN          VP HY         ALL CAP     VP MANAGED
                                                                VISTA         STRATEGY          BOND         EQUITY          BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $        --   $       5,031   $    105,731   $         --   $    6,679
Expenses:
   Mortality and expense and administrative fees .........            --              --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense)                                --           5,031        105,731             --        6,679
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................       (94,394)         (3,936)      (366,355)       (23,897)      24,223
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................         1,068          14,504             --         19,464           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................         8,056           7,922             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................       (85,270)         18,490       (366,355)        (4,433)      24,223
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (49,562)       (190,586)       148,814        (42,492)        (336)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................   $  (134,832)  $    (167,065)  $   (111,810)  $    (46,925)  $   30,566
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                               AMERICAN
                                                               CENTURY
                                                               VARIABLE
                                                              PORTFOLIOS   CREDIT SUISSE
                                                             (CONTINUED)       TRUST                DIREXION INSURANCE TRUST
                                                             -----------   -------------   -----------------------------------------
                                                                             COMMODITY        DYNAMIC     EVOLUTION VP    EVOLUTION
                                                                               RETURN          VP HY         ALL CAP     VP MANAGED
                                                                VISTA         STRATEGY          BOND         EQUITY          BOND
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $        --   $       5,031   $    105,731   $         --   $    6,679
   Net realized gain (loss) on investments in portfolio
      shares .............................................       (85,270)         18,490       (366,355)        (4,433)      24,223
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................       (49,562)       (190,586)       148,814        (42,492)        (336)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................      (134,832)       (167,065)      (111,810)       (46,925)      30,566
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        28,185         107,716        133,950             --           --
   Contract redemptions ..................................        (4,590)        (40,913)      (161,374)        (1,528)      (1,410)
   Net transfers .........................................      (230,107)         68,512      8,046,257        (22,664)     104,196
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................      (206,512)        135,315      8,018,833        (24,192)     102,786
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............      (341,344)        (31,750)     7,907,023        (71,117)     133,352
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       407,857         257,623      3,098,584        182,779       88,035
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................   $    66,513   $     225,873   $ 11,005,607   $    111,662   $  221,387
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
  DREYFUS
 INVESTMENT                               DREYFUS VARIABLE
 PORTFOLIOS                                INVESTMENT FUND                         FEDERATED INSURANCE SERIES
-----------                               ----------------   -----------------------------------------------------------------------
   SMALL        DREYFUS
    CAP        SOCIALLY       DREYFUS                                       HIGH
   STOCK      RESPONSIBLE      STOCK        INTERNATIONAL     CAPITAL      INCOME      INTERNATIONAL                     MARKET
   INDEX         GROWTH        INDEX            VALUE        INCOME II     BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    16,583   $       361   $   155,490     $     92,660     $  47,947   $   139,093   $       5,639   $        --   $        1,670

         --            88         1,744            1,710            42            68              --            --               --
------------------------------------------------------------------------------------------------------------------------------------
     16,583           273       153,746           90,950        47,905       139,025           5,639            --            1,670
------------------------------------------------------------------------------------------------------------------------------------

   (413,021)      (11,725)     (581,047)      (1,302,099)      (62,852)     (274,851)        (29,581)      (40,653)          (1,141)

      8,044            --            --          269,819            --            --              --        25,952               --

    278,941            --            --          438,028            --            --              --        57,487               --
------------------------------------------------------------------------------------------------------------------------------------
   (126,036)      (11,725)     (581,047)        (594,252)      (62,852)     (274,851)        (29,581)       42,786           (1,141)
------------------------------------------------------------------------------------------------------------------------------------
   (475,276)      (26,744)   (2,970,125)      (1,348,748)      (81,220)     (202,785)       (494,290)     (471,158)          (3,163)
------------------------------------------------------------------------------------------------------------------------------------

$  (584,729)  $   (38,196)  $(3,397,426)    $ (1,852,050)    $ (96,167)  $  (338,611)  $    (518,232)  $  (428,372)  $       (2,634)
====================================================================================================================================

====================================================================================================================================
  DREYFUS
 INVESTMENT                               DREYFUS VARIABLE
 PORTFOLIOS                                INVESTMENT FUND                         FEDERATED INSURANCE SERIES
-----------                               ----------------   -----------------------------------------------------------------------
   SMALL        DREYFUS
    CAP        SOCIALLY       DREYFUS                                       HIGH
   STOCK      RESPONSIBLE      STOCK        INTERNATIONAL     CAPITAL      INCOME      INTERNATIONAL                     MARKET
   INDEX         GROWTH        INDEX            VALUE        INCOME II     BOND II       EQUITY II     KAUFMANN II   OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    16,583   $       273   $   153,746     $     90,950     $  47,905   $   139,025   $       5,639   $        --   $        1,670
   (126,036)      (11,725)     (581,047)        (594,252)      (62,852)     (274,851)        (29,581)       42,786           (1,141)

   (475,276)      (26,744)   (2,970,125)      (1,348,748)      (81,220)     (202,785)       (494,290)     (471,158)          (3,163)
------------------------------------------------------------------------------------------------------------------------------------
   (584,729)      (38,196)   (3,397,426)      (1,852,050)      (96,167)     (338,611)       (518,232)     (428,372)          (2,634)
------------------------------------------------------------------------------------------------------------------------------------

     89,114       106,734     1,103,328          553,412        99,974        81,216          20,918       151,029            1,488
   (123,290)      (31,055)     (484,957)        (311,615)      (84,709)      (94,101)         (6,815)      (12,778)          (2,251)
   (231,183)      (20,444)   (2,337,626)      (1,474,686)     (372,365)      263,792         114,026       534,225          248,253
------------------------------------------------------------------------------------------------------------------------------------

   (265,359)       55,235    (1,719,255)      (1,232,889)     (357,100)      250,907         128,129       672,476          247,490
------------------------------------------------------------------------------------------------------------------------------------
   (850,088)       17,039    (5,116,681)      (3,084,939)     (453,267)      (87,704)       (390,103)      244,104          244,856
------------------------------------------------------------------------------------------------------------------------------------
  2,057,667        52,083    10,478,895        5,773,172       769,669     1,514,324       1,096,237       468,528           81,819
------------------------------------------------------------------------------------------------------------------------------------
$ 1,207,579   $    69,122   $ 5,362,214     $  2,688,233     $ 316,402   $ 1,426,620   $     706,134   $   712,632   $      326,675
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                        FIRST EAGLE
                                                                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (d)*       VARIABLE
                                                                           (IBBOTSON ETF ASSET ALLOCATION)                 FUNDS
                                                                ----------------------------------------------------   -------------
                                                                                                            INCOME
                                                                  BALANCED    CONSERVATIVE     GROWTH      & GROWTH    OVERSEAS (e)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $       440   $         --   $       49   $       --   $      3,321
Expenses:
   Mortality and expense and administrative fees ............            --             --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ......................           440             --           49           --          3,321
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................      (363,904)        (3,200)     (12,118)      (3,049)           (26)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................            89             28            5            2            676
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................             8             --            1           --         26,196
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares .............................................      (363,807)        (3,172)     (12,112)      (3,047)        26,846
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................       (94,218)       (11,833)      (2,422)      (3,566)       (13,677)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .........................................   $  (457,585)  $    (15,005)  $  (14,485)  $   (6,613)  $     16,490
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                        FIRST EAGLE
                                                                  FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (d)*       VARIABLE
                                                                           (IBBOTSON ETF ASSET ALLOCATION)                 FUNDS
                                                                ----------------------------------------------------   -------------
                                                                                                            INCOME
                                                                  BALANCED    CONSERVATIVE     GROWTH      & GROWTH    OVERSEAS (e)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $       440   $         --   $       49   $       --   $      3,321
   Net realized gain (loss) on investments in portfolio
     shares .................................................      (363,807)        (3,172)     (12,112)      (3,047)        26,846
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................       (94,218)       (11,833)      (2,422)      (3,566)       (13,677)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ..      (457,585)       (15,005)     (14,485)      (6,613)        16,490
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......     2,427,439        556,355           --       34,288             --
   Contract redemptions .....................................          (736)        (9,933)      (8,332)      (9,028)          (637)
   Net transfers ............................................    (1,516,538)      (271,519)      32,045       23,461        261,639
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .................................       910,165        274,903       23,713       48,721        261,002
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ................       452,580        259,898        9,228       42,108        277,492
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................            --             --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..........................   $   452,580   $    259,898   $    9,228   $   42,108   $    277,492
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                      FRANKLIN TEMPLETON
            VARIABLE INSURANCE PRODUCTS TRUST (e)*                               JANUS ASPEN SERIES - INSTITUTIONAL
-------------------------------------------------------------   --------------------------------------------------------------------
                                  TEMPLETON
    HIGH          STRATEGIC         GLOBAL                                                   GLOBAL        GROWTH
   INCOME          INCOME           INCOME           U.S.                                     LIFE           AND      INTERNATIONAL
SECURITIES II   SECURITIES II   SECURITIES II   GOVERNMENT II     BALANCED       FORTY      SCIENCES       INCOME         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$          --   $          --   $          --   $          --   $    55,745   $    1,499   $       --   $    14,857   $     106,960

           --              --              --              --            --           --           --           907             417
------------------------------------------------------------------------------------------------------------------------------------
           --              --              --              --        55,745        1,499           --        13,950         106,543
------------------------------------------------------------------------------------------------------------------------------------

           --          14,085               8              --      (219,063)    (154,264)      (2,788)      (96,402)       (680,600)

           --              --              --              --           607           --           --            --         138,569

           --              --              --              --       119,061           --           --            --       1,262,746
------------------------------------------------------------------------------------------------------------------------------------

           --          14,085               8              --       (99,395)    (154,264)      (2,788)      (96,402)        720,715
------------------------------------------------------------------------------------------------------------------------------------

        9,906              --           9,438             (57)     (469,336)    (536,912)     (35,286)     (678,335)     (6,166,966)
------------------------------------------------------------------------------------------------------------------------------------

$       9,906   $      14,085   $       9,446   $         (57)  $  (512,986)  $ (689,677)  $  (38,074)  $  (760,787)  $  (5,339,708)
====================================================================================================================================

====================================================================================================================================
                      FRANKLIN TEMPLETON
            VARIABLE INSURANCE PRODUCTS TRUST (e)*                               JANUS ASPEN SERIES - INSTITUTIONAL
-------------------------------------------------------------   --------------------------------------------------------------------
                                  TEMPLETON
    HIGH          STRATEGIC         GLOBAL                                                   GLOBAL        GROWTH
   INCOME          INCOME           INCOME           U.S.                                     LIFE           AND      INTERNATIONAL
SECURITIES II   SECURITIES II   SECURITIES II   GOVERNMENT II     BALANCED       FORTY      SCIENCES       INCOME         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$          --   $          --   $          --   $          --   $    55,745   $    1,499   $       --   $    13,950   $     106,543
           --          14,085               8              --       (99,395)    (154,264)      (2,788)      (96,402)        720,715

        9,906              --           9,438             (57)     (469,336)    (536,912)     (35,286)     (678,335)     (6,166,966)
------------------------------------------------------------------------------------------------------------------------------------
        9,906          14,085           9,446             (57)     (512,986)    (689,677)     (38,074)     (760,787)     (5,339,708)
------------------------------------------------------------------------------------------------------------------------------------

           --              --           5,558              --     1,709,100      743,825           --        10,232       1,982,177
          (14)             (6)           (385)             --      (110,897)     (71,153)        (845)      (38,775)       (417,546)
      232,100          30,257         181,265          72,644       524,840      321,943      219,753       (49,777)       (774,654)
------------------------------------------------------------------------------------------------------------------------------------

      232,086          30,251         186,438          72,644     2,123,043      994,615      218,908       (78,320)        789,977
------------------------------------------------------------------------------------------------------------------------------------
      241,992          44,336         195,884          72,587     1,610,057      304,938      180,834      (839,107)     (4,549,731)
------------------------------------------------------------------------------------------------------------------------------------
           --              --              --              --       691,679      371,820       29,811     1,840,889       9,128,991
------------------------------------------------------------------------------------------------------------------------------------
$     241,992   $      44,336   $     195,884   $      72,587   $ 2,301,736   $  676,758   $  210,645   $ 1,001,782   $   4,579,260
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                           JANUS
                                                                                                                           ASPEN
                                                                                                                          SERIES
                                                                     JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)       SERVICE
                                                                   --------------------------------------------------  -------------
                                                                                               PERKINS                    INTECH
                                                                    LARGE CAP     MID CAP      MID CAP     WORLDWIDE   RISK-MANAGED
                                                                     GROWTH       GROWTH      VALUE (q)*     GROWTH        CORE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........  $     7,884  $     7,365  $    12,803  $    12,486  $        423
Expenses:
   Mortality and expense and administrative fees ................        1,170        1,295           --        1,362            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........................        6,714        6,070       12,803       11,124           423
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .......................................      (14,205)    (312,006)    (197,205)    (309,441)       (4,504)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...........................           --           --       45,034           --             8
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...........................           --      162,578      132,747           --         3,605
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..............................................      (14,205)    (149,428)     (19,424)    (309,441)         (891)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................     (494,761)  (1,514,260)    (549,343)    (385,519)      (25,997)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ..  $  (502,252) $(1,657,618) $  (555,964) $  (683,836) $    (26,465)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                           JANUS
                                                                                                                           ASPEN
                                                                                                                          SERIES
                                                                     JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)       SERVICE
                                                                   --------------------------------------------------  -------------
                                                                                               PERKINS                    INTECH
                                                                    LARGE CAP     MID CAP      MID CAP     WORLDWIDE   RISK-MANAGED
                                                                     GROWTH       GROWTH      VALUE (q)*     GROWTH        CORE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................  $     6,714  $     6,070  $    12,803  $    11,124  $        423
   Net realized gain (loss) on investments in portfolio shares ..      (14,205)    (149,428)     (19,424)    (309,441)         (891)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...........................     (494,761)  (1,514,260)    (549,343)    (385,519)      (25,997)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .....     (502,252)  (1,657,618)    (555,964)    (683,836)      (26,465)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........      115,460      350,027      487,396       45,591        19,063
   Contract redemptions .........................................     (117,241)     (79,428)    (114,809)     (75,857)       (2,139)
   Net transfers ................................................      172,438    1,719,210    1,484,786     (844,248)      (13,068)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........................      170,657    1,989,809    1,857,373     (874,514)        3,856
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..................     (331,595)     332,191    1,301,409   (1,558,350)      (22,609)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................    1,123,094    1,621,589      598,327    1,991,869        69,162
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........................  $   791,499  $ 1,953,780  $ 1,899,736  $   433,519  $     46,553
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================
   JANUS ASPEN SERIES                                                                       LEGG MASON PARTNERS
   SERVICE (CONTINUED)                     LAZARD RETIREMENT SERIES                        VARIABLE EQUITY TRUST
-------------------------   -----------------------------------------------------   -------------------------------------
                PERKINS                                       US
   INTECH        SMALL                                       SMALL         US                     CAPITAL
RISK-MANAGED    COMPANY       EMERGING    INTERNATIONAL       CAP       STRATEGIC   AGGRESSIVE      AND      FUNDAMENTAL
 GROWTH (f)*   VALUE (r)*      MARKETS       EQUITY       EQUITY (g)*    EQUITY       GROWTH       INCOME       VALUE
-------------------------------------------------------------------------------------------------------------------------
$        --    $       --   $    88,010   $      23,100   $        --   $     253   $       --   $   2,589   $     4,260

         --            --            19              --            77          --           --          --            --
-------------------------------------------------------------------------------------------------------------------------
         --            --        87,991          23,100           (77)        253           --       2,589         4,260
-------------------------------------------------------------------------------------------------------------------------

     (4,551)      (33,936)   (2,922,882)       (821,976)     (451,013)   (107,638)     (73,816)   (137,606)      (64,772)

         71            --       109,464              --            --          --           --       4,271            --

        318         8,199       147,546           7,872            --          --           --       1,598           159
-------------------------------------------------------------------------------------------------------------------------
     (4,162)      (25,737)   (2,665,872)       (814,104)     (451,013)   (107,638)     (73,816)   (131,737)      (64,613)
-------------------------------------------------------------------------------------------------------------------------

      1,082      (107,053)       (6,615)       (139,822)       21,577      52,104     (606,298)     (4,422)      (32,922)
-------------------------------------------------------------------------------------------------------------------------
$    (3,080)   $ (132,790)  $(2,584,496)  $    (930,826)  $  (429,513)  $ (55,281)  $ (680,114)  $(133,570)  $   (93,275)
=========================================================================================================================

=========================================================================================================================
   JANUS ASPEN SERIES                                                                       LEGG MASON PARTNERS
   SERVICE (CONTINUED)                     LAZARD RETIREMENT SERIES                        VARIABLE EQUITY TRUST
-------------------------   -----------------------------------------------------   -------------------------------------
                 PERKINS                                      US
   INTECH         SMALL                                      SMALL         US                     CAPITAL
RISK-MANAGED     COMPANY      EMERGING    INTERNATIONAL       CAP       STRATEGIC   AGGRESSIVE      AND      FUNDAMENTAL
 GROWTH (f)*   VALUE (r)*     MARKETS         EQUITY      EQUITY (g)*     EQUITY      GROWTH       INCOME       VALUE
-------------------------------------------------------------------------------------------------------------------------
$         --   $       --   $    87,991   $      23,100   $       (77)  $     253   $       --   $   2,589   $     4,260
      (4,162)     (25,737)   (2,665,872)       (814,104)     (451,013)   (107,638)     (73,816)   (131,737)      (64,613)

       1,082     (107,053)       (6,615)       (139,822)       21,577      52,104     (606,298)     (4,422)      (32,922)
-------------------------------------------------------------------------------------------------------------------------
      (3,080)    (132,790)   (2,584,496)       (930,826)     (429,513)    (55,281)    (680,114)   (133,570)      (93,275)
-------------------------------------------------------------------------------------------------------------------------

          --      184,356       520,518         351,826        12,559          --      154,605     100,614        66,006
      (2,037)     (22,955)     (133,108)        (79,398)      (53,840)       (701)     (99,186)    (37,633)       (5,414)
     (17,449)     180,538       506,306        (225,753)      401,957    (210,597)   1,501,811    (229,387)       42,218
-------------------------------------------------------------------------------------------------------------------------

     (19,486)     341,939       893,716          46,675       360,676    (211,298)   1,557,230    (166,406)      102,810
-------------------------------------------------------------------------------------------------------------------------
     (22,566)     209,149    (1,690,780)       (884,151)      (68,837)   (266,579)     877,116    (299,976)        9,535
-------------------------------------------------------------------------------------------------------------------------
      22,566       63,254     4,175,121       2,226,134       102,571     290,778      278,292     476,843       170,490
-------------------------------------------------------------------------------------------------------------------------
$         --   $  272,403   $ 2,484,341   $   1,341,983   $    33,734   $  24,199   $1,155,408   $ 176,867   $   180,025
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                 LEGG
                                                                 MASON
                                                                PARTNERS                                                   LORD
                                                                VARIABLE                                                  ABBETT
                                                              EQUITY TRUST                                                SERIES
                                                               (CONTINUED)  LEGG MASON PARTNERS VARIABLE INCOME TRUST      FUND
                                                              ------------  -----------------------------------------  -------------
                                                                             GLOBAL
                                                                              HIGH
                                                                LARGE CAP     YIELD                         STRATEGIC    AMERICA'S
                                                                 GROWTH       BOND      GOVERNMENT (h)*       BOND         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..............................................   $        984  $  52,141   $            --   $    44,991  $     11,766
Expenses:
   Mortality and expense and administrative fees ..........             --         --                --            --            14
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................            984     52,141                --        44,991        11,752
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................         (8,109)   (47,477)           (8,848)     (107,745)      (28,743)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................             --         --                --            --           371
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................             --         --                --            --         6,691
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..............................         (8,109)   (47,477)           (8,848)     (107,745)      (21,681)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................       (125,312)  (165,860)            7,369      (107,005)      (50,876)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................   $   (132,437) $(161,196)  $        (1,479)  $  (169,759) $    (60,805)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                  LEGG
                                                                 MASON
                                                                PARTNERS                                                   LORD
                                                                VARIABLE                                                  ABBETT
                                                              EQUITY TRUST                                                SERIES
                                                               (CONTINUED)  LEGG MASON PARTNERS VARIABLE INCOME TRUST      FUND
                                                              ------------  -----------------------------------------  -------------
                                                                             GLOBAL
                                                                              HIGH
                                                               LARGE CAP      YIELD                        STRATEGIC     AMERICA'S
                                                                 GROWTH       BOND      GOVERNMENT (h)*       BOND         VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $        984  $  52,141   $            --   $    44,991  $     11,752
   Net realized gain (loss) on investments in portfolio
      shares ..............................................         (8,109)   (47,477)           (8,848)     (107,745)      (21,681)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................       (125,312)  (165,860)            7,369      (107,005)      (50,876)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................       (132,437)  (161,196)           (1,479)     (169,759)      (60,805)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ....          7,057    157,911            48,071       162,822            --
   Contract redemptions ...................................         (5,412)   (68,138)             (590)      (29,154)       (7,957)
   Net transfers ..........................................        129,947    124,027          (185,060)     (565,638)       (1,341)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................        131,592    213,800          (137,579)     (431,970)       (9,298)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............           (845)    52,604          (139,058)     (601,729)      (70,103)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................        259,398    343,622           139,058     1,186,388       311,045
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $    258,553  $ 396,226   $            --   $   584,659  $    240,942
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================
 LORD ABBETT SERIES FUND (CONTINUED)                                       NATIONWIDE VARIABLE INSURANCE TRUST
-------------------------------------------------------   ----------------------------------------------------------------------
                 GROWTH
   BOND            AND                          LARGE        BOND       INTERNATIONAL     MID CAP       S&P 500      SMALL CAP
 DEBENTURE       INCOME     INTERNATIONAL     CAP CORE       INDEX          INDEX          INDEX         INDEX         INDEX
--------------------------------------------------------------------------------------------------------------------------------
$     7,840   $    19,399   $         725   $       587   $    59,771   $    52,117     $    11,581   $    73,913   $     7,895

         --         1,587              --            --            --            --              --            --            --
--------------------------------------------------------------------------------------------------------------------------------
      7,840        17,812             725           587        59,771        52,117          11,581        73,913         7,895
--------------------------------------------------------------------------------------------------------------------------------

    (54,132)     (427,044)        (17,166)         (771)       (3,641)      (90,843)        (79,744)     (270,767)      (13,927)

         --            --             337            --         9,908         2,150          11,518            --         8,076

        298         4,542           2,617           378            --         1,451          57,425            --           178
--------------------------------------------------------------------------------------------------------------------------------
    (53,834)     (422,502)        (14,212)         (393)        6,267       (87,242)        (10,801)     (270,767)       (5,673)
--------------------------------------------------------------------------------------------------------------------------------

    (20,332)     (406,964)        (51,083)      (16,658)       (6,014)   (1,165,899)       (428,353)   (1,424,121)     (285,288)
--------------------------------------------------------------------------------------------------------------------------------
$   (66,326)  $  (811,654)  $     (64,570)  $   (16,464)  $    60,024   $(1,201,024)    $  (427,573)  $(1,620,975)  $  (283,066)
================================================================================================================================

================================================================================================================================
 LORD ABBETT SERIES FUND (CONTINUED)                                       NATIONWIDE VARIABLE INSURANCE TRUST
-------------------------------------------------------   ----------------------------------------------------------------------
                 GROWTH
   BOND            AND                          LARGE        BOND       INTERNATIONAL     MID CAP       S&P 500      SMALL CAP
 DEBENTURE       INCOME     INTERNATIONAL     CAP CORE       INDEX          INDEX          INDEX         INDEX         INDEX
--------------------------------------------------------------------------------------------------------------------------------
$     7,840   $    17,812   $         725   $       587   $    59,771   $    52,117     $    11,581   $    73,913   $     7,895
    (53,834)     (422,502)        (14,212)         (393)        6,267       (87,242)        (10,801)     (270,767)       (5,673)

    (20,332)     (406,964)        (51,083)      (16,658)       (6,014)   (1,165,899)       (428,353)   (1,424,121)     (285,288)
--------------------------------------------------------------------------------------------------------------------------------
    (66,326)     (811,654)        (64,570)      (16,464)       60,024    (1,201,024)       (427,573)   (1,620,975)     (283,066)
--------------------------------------------------------------------------------------------------------------------------------

         78        70,073          59,175        38,932       935,083     1,664,019         883,485     1,398,505       738,288
    (12,204)      (34,334)        (27,101)          (62)      (56,503)      (42,808)         (2,270)       (8,295)       (1,466)
    187,161        (5,972)         51,053        27,839       (34,848)      152,289         284,206       341,879       100,771
--------------------------------------------------------------------------------------------------------------------------------

    175,035        29,767          83,127        66,709       843,732     1,773,500       1,165,421     1,732,089       837,593
--------------------------------------------------------------------------------------------------------------------------------
    108,709      (781,887)         18,557        50,245       903,756       572,476         737,848       111,114       554,527
--------------------------------------------------------------------------------------------------------------------------------
         --     1,730,327          58,596            --       727,455     1,492,311         203,323     3,176,141       208,289
--------------------------------------------------------------------------------------------------------------------------------
$   108,709   $   948,440   $      77,153   $    50,245   $ 1,631,211   $ 2,064,787     $   941,171   $ 3,287,255   $   762,816
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                             -----------------------------------------------------------------------
                                                                  HIGH                                                     SHORT
                                                                 INCOME          MID-CAP                                  DURATION
                                                                BOND (i)*        GROWTH        PARTNERS       REGENCY     BOND (j)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $           --   $         --   $     13,435   $    7,576   $   74,718
Expenses:
   Mortality and expense and
      administrative fees ................................               --             --            130           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................               --             --         13,305        7,576       74,718
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................            4,315       (132,777)      (969,449)    (205,576)    (112,930)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............               --             --          3,533           --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............               --             --        420,390        1,400           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................            4,315       (132,777)      (545,526)    (204,176)    (112,930)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................           17,981       (222,740)    (1,352,200)    (159,123)    (200,315)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $       22,296   $   (355,517)  $ (1,884,421)  $ (355,723)  $ (238,527)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                             NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                             -----------------------------------------------------------------------
                                                                  HIGH                                                     SHORT
                                                                 INCOME          MID-CAP                                  DURATION
                                                                BOND (i)*        GROWTH        PARTNERS      REGENCY      BOND (j)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $           --   $         --   $     13,305   $    7,576   $   74,718
   Net realized gain (loss) on investments
      in portfolio shares ................................            4,315       (132,777)      (545,526)    (204,176)    (112,930)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................           17,981       (222,740)    (1,352,200)    (159,123)    (200,315)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .................................           22,296       (355,517)    (1,884,421)    (355,723)    (238,527)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...           39,100         78,641        431,292       34,721      257,633
   Contract redemptions ..................................          (18,575)       (42,884)      (110,632)     (11,118)     (86,675)
   Net transfers .........................................         (275,552)       (30,486)       (47,449)      80,074     (821,355)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................         (255,027)         5,271        273,211      103,677     (650,397)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........         (232,731)      (350,246)    (1,611,210)    (252,046)    (888,924)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................          232,731        876,205      3,020,733      543,591    2,084,986
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $           --   $    525,959   $  1,409,523   $  291,545   $1,196,062
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    NEUBERGER BERMAN
   ADVISERS MANAGEMENT
    TRUST (CONTINUED)                             NORTHERN LIGHTS VARIABLE TRUST                            PIMCO VARIABLE TRUST
--------------------------    -----------------------------------------------------------------------    ---------------------------
                                                                              JNF
                                                                             LOOMIS          JNF                         COMMODITY
 SMALL-CAP      SOCIALLY        CHANGING         JNF            JNF          SAYLES         MONEY            ALL        REALRETURN
GROWTH (k)*    RESPONSIVE      PARAMETERS      BALANCED        EQUITY       BOND (d)*     MARKET (l)*       ASSET        STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$        --    $     3,531    $    50,349    $     6,204    $       881    $   114,871    $ 1,404,653    $   202,583    $   155,668

         --             --             --            678          3,205             --          2,357             --             --
------------------------------------------------------------------------------------------------------------------------------------
         --          3,531         50,349          5,526         (2,324)       114,871      1,402,296        202,583        155,668
------------------------------------------------------------------------------------------------------------------------------------

    (68,018)       (29,194)      (199,944)       (28,091)      (252,018)       (94,848)            --       (462,553)       (32,228)

         --          1,210         31,831             --             --             --             --          1,653         28,505

      8,207         10,861         47,808             --             --             --             --          7,334             --
------------------------------------------------------------------------------------------------------------------------------------
    (59,811)       (17,123)      (120,305)       (28,091)      (252,018)       (94,848)            --       (453,566)        (3,723)
------------------------------------------------------------------------------------------------------------------------------------

    (65,587)       (77,425)      (120,263)       (61,092)      (132,204)      (373,456)            --       (587,326)    (1,168,660)
------------------------------------------------------------------------------------------------------------------------------------
$  (125,398)   $   (91,017)   $  (190,219)   $   (83,657)   $  (386,546)   $  (353,433)   $ 1,402,296    $  (838,309)   $(1,016,715)
====================================================================================================================================

====================================================================================================================================
    NEUBERGER BERMAN
   ADVISERS MANAGEMENT
    TRUST (CONTINUED)                             NORTHERN LIGHTS VARIABLE TRUST                            PIMCO VARIABLE TRUST
--------------------------    -----------------------------------------------------------------------    ---------------------------
                                                                              JNF
                                                                             LOOMIS          JNF                         COMMODITY
 SMALL-CAP      SOCIALLY       CHANGING          JNF            JNF          SAYLES         MONEY            ALL        REALRETURN
GROWTH (k)*    RESPONSIVE     PARAMETERS       BALANCED        EQUITY       BOND (d)*     MARKET (l)*       ASSET        STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$        --    $     3,531    $    50,349    $     5,526    $    (2,324)   $   114,871    $ 1,402,296    $   202,583    $   155,668
    (59,811)       (17,123)      (120,305)       (28,091)      (252,018)       (94,848)            --       (453,566)        (3,723)

    (65,587)       (77,425)      (120,263)       (61,092)      (132,204)      (373,456)            --       (587,326)    (1,168,660)
------------------------------------------------------------------------------------------------------------------------------------
   (125,398)       (91,017)      (190,219)       (83,657)      (386,546)      (353,433)     1,402,296       (838,309)    (1,016,715)
------------------------------------------------------------------------------------------------------------------------------------

     40,789         43,300             12            (20)         2,589        850,338     43,773,123        540,273        503,612
    (16,656)       (14,116)      (730,573)       (83,616)       (27,238)       (14,516)    (8,862,439)      (131,516)      (125,806)
    400,036        (55,165)     1,733,980        (27,909)    (1,146,759)     4,856,870     52,382,415      1,167,818       (513,432)
------------------------------------------------------------------------------------------------------------------------------------

    424,169        (25,981)     1,003,419       (111,545)    (1,171,408)     5,692,692     87,293,099      1,576,575       (135,626)
------------------------------------------------------------------------------------------------------------------------------------
    298,771       (116,998)       813,200       (195,202)    (1,557,954)     5,339,259     88,695,395        738,266     (1,152,341)
------------------------------------------------------------------------------------------------------------------------------------
    196,902        231,329      8,128,596        426,005      1,945,824             --             --      2,061,435      3,016,017
------------------------------------------------------------------------------------------------------------------------------------
$   495,673    $   114,331    $ 8,941,796    $   230,803    $   387,870    $ 5,339,259    $88,695,395    $ 2,799,701    $ 1,863,676
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                                FOREIGN        FOREIGN
                                                               EMERGING           BOND           BOND         GLOBAL
                                                                MARKETS        US DOLLAR       US DOLLAR       BOND         HIGH
                                                                 BOND            HEDGED      UNHEDGED (e)*   UNHEDGED       YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $      158,127   $     74,410   $         --   $   81,155   $  180,812
Expenses:
   Mortality and expense and administrative fees .........               --             --             --           --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................          158,127         74,410             --       81,155      180,812
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................         (567,749)       (73,511)            --      (24,533)    (739,274)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............           60,572             --             --           --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............           58,429             --             --           --        5,438
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..........................         (448,748)       (73,511)            --      (24,533)    (733,836)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................          101,060        (95,265)          (270)     (31,921)      46,303
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $     (189,561)  $    (94,366)  $       (270)  $   24,701   $ (506,721)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                                FOREIGN        FOREIGN
                                                               EMERGING           BOND           BOND         GLOBAL
                                                                MARKETS        US DOLLAR       US DOLLAR       BOND         HIGH
                                                                 BOND            HEDGED      UNHEDGED (e)*   UNHEDGED       YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $      158,127   $     74,410   $         --   $   81,155   $  180,812
   Net realized gain (loss) on investments in portfolio
      shares .............................................         (448,748)       (73,511)            --      (24,533)    (733,836)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................          101,060        (95,265)          (270)     (31,921)      46,303
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ..............................         (189,561)       (94,366)          (270)      24,701     (506,721)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...          330,689        545,894             --      506,640      279,313
   Contract redemptions ..................................         (122,881)       (96,371)           (86)    (155,612)     (62,521)
   Net transfers .........................................        1,741,567       (440,153)     1,974,532    2,228,901    2,836,181
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................        1,949,375          9,370      1,974,446    2,579,929    3,052,973
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........        1,759,814        (84,996)     1,974,176    2,604,630    2,546,252
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        1,402,201      1,968,966             --    1,165,499    1,132,495
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period .............................   $    3,162,015   $  1,883,970   $  1,974,176   $3,770,129   $3,678,747
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          PIONEER
                                                                                                                          VARIABLE
                                                                                                                         CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                            TRUST
--------------------------------------------------------------------------------------------------------------------    ------------
   LONG                                      REALESTATE-                                 STOCKSPLUS(R)
  TERM US          LOW           MONEY       REALRETURN        REAL          SHORT-          TOTAL         TOTAL
GOVERNMENT       DURATION     MARKET (m)*     STRATEGY        RETURN          TERM          RETURN         RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------
$    36,947    $   168,513   $    737,825    $        --    $   254,466    $   133,338    $    40,095    $ 1,000,435    $    10,184

         --             --            373             --            527             --             --             38             --
------------------------------------------------------------------------------------------------------------------------------------
     36,947        168,513        737,452             --        253,939        133,338         40,095      1,000,397         10,184
------------------------------------------------------------------------------------------------------------------------------------

     54,577        (48,671)            --       (312,823)      (304,919)       (57,293)       (63,942)       562,074         (3,552)

      8,821         28,402             --             --          9,528             --         20,822        268,004             --

      7,718         48,163             --             --             --             --         31,376        183,215             --
------------------------------------------------------------------------------------------------------------------------------------
     71,116         27,894             --       (312,823)      (295,391)       (57,293)       (11,744)     1,013,293         (3,552)
------------------------------------------------------------------------------------------------------------------------------------

    100,958       (210,284)            --       (672,948)      (882,332)       (88,646)      (345,140)    (1,021,506)        (8,448)
------------------------------------------------------------------------------------------------------------------------------------
$   209,021    $   (13,877)  $    737,452    $  (985,771)   $  (923,784)   $   (12,601)   $  (316,789)   $   992,184    $    (1,816)
====================================================================================================================================

====================================================================================================================================
                                                                                                                          PIONEER
                                                                                                                          VARIABLE
                                                                                                                         CONTRACTS
                                     PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                            TRUST
--------------------------------------------------------------------------------------------------------------------    ------------
   LONG                                      REALESTATE-                                 STOCKSPLUS(R)
  TERM US          LOW           MONEY       REALRETURN        REAL           SHORT-         TOTAL         TOTAL
GOVERNMENT       DURATION     MARKET (m)*      STRATEGY       RETURN           TERM         RETURN         RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------
$    36,947    $   168,513   $    737,452    $        --    $   253,939    $   133,338    $    40,095    $ 1,000,397    $    10,184
     71,116         27,894             --       (312,823)      (295,391)       (57,293)       (11,744)     1,013,293         (3,552)

    100,958       (210,284)            --       (672,948)      (882,332)       (88,646)      (345,140)    (1,021,506)        (8,448)
------------------------------------------------------------------------------------------------------------------------------------
    209,021        (13,877)       737,452       (985,771)      (923,784)       (12,601)      (316,789)       992,184         (1,816)
------------------------------------------------------------------------------------------------------------------------------------

    227,812        484,092     32,247,165        504,628      1,830,683        310,805         16,150      4,263,852         37,411
    (86,186)      (261,875)    (5,036,625)       (85,157)      (216,488)      (191,213)       (24,321)    (1,403,938)       (58,293)
    386,545      4,042,703    (94,361,480)     1,108,609      1,496,258        (22,834)       102,042      1,293,521        501,295
------------------------------------------------------------------------------------------------------------------------------------

    528,171      4,264,920    (67,150,940)     1,528,080      3,110,453         96,758         93,871      4,153,435        480,413
------------------------------------------------------------------------------------------------------------------------------------
    737,192      4,251,043    (66,413,488)       542,309      2,186,669         84,157       (222,918)     5,145,619        478,597
------------------------------------------------------------------------------------------------------------------------------------
    951,886      2,468,979     66,413,488      1,092,944      4,062,891      2,994,931        727,984     19,097,215         28,576
------------------------------------------------------------------------------------------------------------------------------------
$ 1,689,078    $ 6,720,022   $         --    $ 1,635,253    $ 6,249,560    $ 3,079,088    $   505,066    $24,242,834    $   507,173
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                        PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                         GLOBAL
                                                             CULLEN         EMERGING        EQUITY                        HIGH
                                                             VALUE          MARKETS         INCOME          FUND          YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................   $      21,543   $         934   $     60,083   $    25,014   $      61,402
Expenses:
   Mortality and expense and administrative fees .....              --              --            286            --              --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ................          21,543             934         59,797        25,014          61,402
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ............................        (219,674)     (1,056,724)      (572,203)     (380,808)        (59,080)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........              --           6,932          3,924            --              --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........              54         158,688        139,432        66,524              --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
         portfolio shares ............................        (219,620)       (891,104)      (428,847)     (314,284)        (59,080)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        (562,673)        (43,229)      (528,324)     (326,824)       (152,125)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................   $    (760,750)  $    (933,399)   $  (897,374)  $  (616,094)  $    (149,803)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                        PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                                                                                         GLOBAL
                                                             CULLEN         EMERGING        EQUITY                        HIGH
                                                             VALUE          MARKETS         INCOME          FUND          YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $      21,543   $         934   $     59,797   $    25,014   $      61,402
   Net realized gain (loss) on investments in
      portfolio shares ...............................        (219,620)       (891,104)      (428,847)     (314,284)        (59,080)
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
         shares ......................................        (562,673)        (43,229)      (528,324)     (326,824)       (152,125)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................        (760,750)       (933,399)      (897,374)     (616,094)       (149,803)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ......................................         315,815         385,115        353,156       195,455         107,419
   Contract redemptions ..............................         (89,219)       (102,455)      (112,727)      (33,809)        (27,327)
   Net transfers .....................................       1,581,223         339,795        168,384        37,055         (21,320)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............       1,807,819         622,455        408,813       198,701          58,772
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......       1,047,069        (310,944)      (488,561)     (417,393)        (91,031)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................         809,724       1,626,174      2,536,799     1,818,040         371,273
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $   1,856,793   $   1,315,230   $  2,048,238   $ 1,400,647   $     280,242
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                                                                                                   RYDEX
                                                                                              ROYCE              VARIABLE
               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                CAPITAL FUND            TRUST
--------------------------------------------------------------------------------   -------------------------   -------------
                                                                                                                    CLS
    HIGH       INTERNATIONAL     MID CAP       MONEY      SMALL CAP    STRATEGIC                                ADVISORONE
    YIELD          VALUE          VALUE        MARKET       VALUE       INCOME      MICRO-CAP     SMALL-CAP       AMERIGO
----------------------------------------------------------------------------------------------------------------------------
$    162,571   $       9,600   $    25,931   $      84   $      635   $  280,579   $    47,853   $    26,667   $     16,868

          --               5            --          --           --           --           921         1,658             --
----------------------------------------------------------------------------------------------------------------------------
     162,571           9,595        25,931          84          635      280,579        46,932        25,009         16,868
----------------------------------------------------------------------------------------------------------------------------

    (340,392)       (229,813)     (859,846)         --      (67,607)    (326,759)     (976,878)     (317,378)      (243,055)

          --              --         2,244          --        7,703        6,039        25,696       139,854         36,903

      29,382          27,270       233,230          --       35,403           --       174,838       202,967         46,899
----------------------------------------------------------------------------------------------------------------------------
    (311,010)       (202,543)     (624,372)         --      (24,501)    (320,720)     (776,344)       25,443       (159,253)
----------------------------------------------------------------------------------------------------------------------------

     (59,880)       (197,898)     (254,502)         --     (110,100)    (379,267)     (395,053)   (1,116,941)    (2,692,105)
----------------------------------------------------------------------------------------------------------------------------
$   (208,319)  $    (390,846)  $  (852,943)  $      84   $ (133,966)  $ (419,408)  $(1,124,465)  $(1,066,489)  $ (2,834,490)
============================================================================================================================

============================================================================================================================
                                                                                                                   RYDEX
                                                                                              ROYCE              VARIABLE
               PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                                CAPITAL FUND            TRUST
--------------------------------------------------------------------------------   -------------------------   -------------
                                                                                                                    CLS
    HIGH       INTERNATIONAL     MID CAP       MONEY      SMALL CAP    STRATEGIC                                ADVISORONE
    YIELD          VALUE          VALUE        MARKET       VALUE       INCOME      MICRO-CAP     SMALL-CAP       AMERIGO
----------------------------------------------------------------------------------------------------------------------------
$    162,571   $       9,595   $    25,931   $      84   $      635  $   280,579   $    46,932   $    25,009   $     16,868
    (311,010)       (202,543)     (624,372)         --      (24,501)    (320,720)     (776,344)       25,443       (159,253)

     (59,880)       (197,898)     (254,502)         --     (110,100)    (379,267)     (395,053)   (1,116,941)    (2,692,105)
----------------------------------------------------------------------------------------------------------------------------
    (208,319)       (390,846)     (852,943)         84     (133,966)    (419,408)   (1,124,465)   (1,066,489)    (2,834,490)
----------------------------------------------------------------------------------------------------------------------------

      15,222          39,605       350,336          --        7,720      264,699       202,328       456,283        162,293
    (100,267)       (100,320)      (96,807)       (542)     (59,561)    (266,409)      (93,769)     (178,211)      (123,899)
  (7,413,525)       (236,431)      452,644        (474)     129,171   (2,587,986)      518,940     1,516,102        467,630
----------------------------------------------------------------------------------------------------------------------------

  (7,498,570)       (297,146)      706,173      (1,016)      77,330   (2,589,696)      627,499     1,794,174        506,024
----------------------------------------------------------------------------------------------------------------------------
  (7,706,889)       (687,992)     (146,770)       (932)     (56,636)  (3,009,104)     (496,966)      727,685     (2,328,466)
----------------------------------------------------------------------------------------------------------------------------
   8,743,216       1,091,770     1,371,709       3,947      291,772    5,816,397     2,120,705     2,671,253      5,715,197
----------------------------------------------------------------------------------------------------------------------------
$  1,036,327   $     403,778   $ 1,224,939   $   3,015   $  235,136  $ 2,807,293   $ 1,623,739   $ 3,398,938   $  3,386,731
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                   CLS       ABSOLUTE      ALTERNATIVE
                                                               ADVISORONE     RETURN        STRATEGIES                     BASIC
                                                                CLERMONT    STRATEGIES   ALLOCATION (d)*     BANKING     MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...   $   22,428   $    8,014   $         2,067   $      515   $     2,101
Expenses:
   Mortality and expense and administrative fees ...........           --           --                --           15           223
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................       22,428        8,014             2,067          500         1,878
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ..................................      (59,739)    (136,518)           (2,526)    (327,557)     (368,760)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ......................           --           --                --           --        15,719
   Net realized long-term capital gain distributions from
      investments in portfolio shares ......................       31,376           --                --           --         5,482
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ...............................      (28,363)    (136,518)           (2,526)    (327,557)     (347,559)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (547,618)    (211,646)          (14,900)       1,461        59,120
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .....................................   $ (553,553)  $ (340,150)  $       (15,359)  $ (325,596)  $  (286,561)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                  CLS        ABSOLUTE      ALTERNATIVE
                                                               ADVISORONE     RETURN        STRATEGIES                     BASIC
                                                                CLERMONT    STRATEGIES   ALLOCATION (d)*    BANKING      MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   22,428   $    8,014   $         2,067   $      500   $     1,878
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      (28,363)    (136,518)           (2,526)    (327,557)     (347,559)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ......................     (547,618)    (211,646)          (14,900)       1,461        59,120
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations      (553,553)    (340,150)          (15,359)    (325,596)     (286,561)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....          439       31,957            18,282         (578)       30,370
   Contract redemptions ....................................      (45,612)     (62,896)           (9,431)     (28,304)      (94,732)
   Net transfers ...........................................    1,011,918      294,548           127,469      924,469      (912,227)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .....................      966,745      263,609           136,320      895,587      (976,589)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............      413,192      (76,541)          120,961      569,991    (1,263,150)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    1,460,053    1,335,650                --       49,119     1,734,205
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $1,873,245   $1,259,109   $       120,961   $  619,110   $   471,055
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    ESSENTIAL    ESSENTIAL
                COMMODITIES    CONSUMER      DOW 2X                                    ENERGY       PORTFOLIO    PORTFOLIO
BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY    ELECTRONICS      ENERGY       SERVICES     AGGRESSIVE   CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------
$          --   $     2,747   $    1,040   $       --   $        --   $        --   $         --   $      786   $        341

           --            --           --           93            --           989            327           --             --
-----------------------------------------------------------------------------------------------------------------------------
           --         2,747        1,040          (93)           --          (989)          (327)         786            341
-----------------------------------------------------------------------------------------------------------------------------

     (109,138)      (62,414)    (298,745)    (268,455)     (391,851)     (920,894)      (596,527)      (3,500)       (11,512)

           --            --        3,082        3,781            --        39,713         32,220          578             63

           --            --       11,199           --            --        14,507         10,450          958             35
-----------------------------------------------------------------------------------------------------------------------------
     (109,138)      (62,414)    (284,464)    (264,674)     (391,851)     (866,674)      (553,857)      (1,964)       (11,414)
-----------------------------------------------------------------------------------------------------------------------------

        2,889       (61,680)      76,924       45,467        45,940        23,307        (95,344)     (16,908)         7,425
-----------------------------------------------------------------------------------------------------------------------------
$    (106,249)  $  (121,347)  $ (206,500)  $ (219,300)  $  (345,911)  $  (844,356)  $   (649,528)  $  (18,086)  $     (3,648)
=============================================================================================================================

=============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                    ESSENTIAL    ESSENTIAL
                COMMODITIES    CONSUMER      DOW 2X                                    ENERGY       PORTFOLIO    PORTFOLIO
BIOTECHNOLOGY     STRATEGY     PRODUCTS     STRATEGY    ELECTRONICS      ENERGY       SERVICES     AGGRESSIVE   CONSERVATIVE
-----------------------------------------------------------------------------------------------------------------------------
$          --   $     2,747   $    1,040   $      (93)  $        --   $      (989)  $       (327)  $      786   $        341
     (109,138)      (62,414)    (284,464)    (264,674)     (391,851)     (866,674)      (553,857)      (1,964)       (11,414)

        2,889       (61,680)      76,924       45,467        45,940        23,307        (95,344)     (16,908)         7,425
-----------------------------------------------------------------------------------------------------------------------------
     (106,249)     (121,347)    (206,500)    (219,300)     (345,911)     (844,356)      (649,528)     (18,086)        (3,648)
-----------------------------------------------------------------------------------------------------------------------------

          301        14,365      102,278        4,988         9,509         6,934         36,083       46,696             --
      (24,295)      (17,355)     (15,149)     (28,753)      (10,552)     (119,682)       (26,993)        (456)          (190)
      647,380      (221,954)    (415,598)      56,425        12,236      (191,730)    (1,103,652)      19,290       (192,289)
-----------------------------------------------------------------------------------------------------------------------------

      623,386      (224,944)    (328,469)      32,660        11,193      (304,478)    (1,094,562)      65,530       (192,479)
-----------------------------------------------------------------------------------------------------------------------------
      517,137      (346,291)    (534,969)    (186,640)     (334,718)   (1,148,834)    (1,744,090)      47,444       (196,127)
-----------------------------------------------------------------------------------------------------------------------------
      204,070       389,575      914,579      431,701       379,465     2,275,411      2,246,842       28,607        201,964
-----------------------------------------------------------------------------------------------------------------------------
$     721,207   $    43,284   $  379,610   $  245,061   $    44,747   $ 1,126,577   $    502,752   $   76,051   $      5,837
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   ESSENTIAL                               GOVERNMENT
                                                                   PORTFOLIO   EUROPE 1.25X   FINANCIAL     LONG BOND       HEALTH
                                                                    MODERATE     STRATEGY     SERVICES    1.2X STRATEGY      CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......   $   1,055   $      5,048   $      --   $      30,692   $      --
Expenses:
   Mortality and expense and administrative fees ...............          --             --          --              --          38
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .......................       1,055          5,048          --          30,692         (38)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ......................................      (3,755)      (750,829)   (421,768)        629,117    (306,066)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ..........................          --          7,914          --              --      12,577
   Net realized long-term capital gain distributions from
      investments in portfolio shares ..........................         417          8,323          --              --      16,702
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares .............................................      (3,338)      (734,592)   (421,768)        629,117    (276,787)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................      (3,946)       (14,657)     78,460         151,970      (4,215)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations .........................................   $  (6,229)  $   (744,201)  $(343,308)  $     811,779   $(281,040)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                     RYDEX VARIABLE TRUST (CONTINUED)
                                                                   -----------------------------------------------------------------
                                                                   ESSENTIAL                                GOVERNMENT
                                                                   PORTFOLIO   EUROPE 1.25X   FINANCIAL     LONG BOND       HEALTH
                                                                   MODERATE      STRATEGY      SERVICES   1.2X STRATEGY      CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................   $   1,055   $      5,048   $      --   $      30,692   $     (38)
   Net realized gain (loss) on investments in portfolio
      shares ...................................................      (3,338)      (734,592)   (421,768)        629,117    (276,787)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..........................      (3,946)       (14,657)     78,460         151,970      (4,215)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....      (6,229)      (744,201)   (343,308)        811,779    (281,040)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........          --        139,151       5,650           5,165          --
   Contract redemptions ........................................        (974)       (23,127)     (3,260)        (39,646)    (19,590)
   Net transfers ...............................................     (38,434)        16,283     912,582         144,780     333,368
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .........................     (39,408)       132,307     914,972         110,299     313,778
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .................     (45,637)      (611,894)    571,664         922,078      32,738
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................      96,828        902,352     149,340         445,081     637,197
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............................   $  51,191   $    290,458   $ 721,004   $   1,367,159   $ 669,935
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                           INVERSE                                  INVERSE
                                              INVERSE     GOVERNMENT    INVERSE       INVERSE       RUSSELL      INVERSE
  HEDGED      INTERNATIONAL                   DOW 2X       LONG BOND    MID-CAP    NASDAQ-100(R)      2000       S&P 500
  EQUITY      ROTATION (d)*    INTERNET      STRATEGY      STRATEGY     STRATEGY   STRATEGY (n)*    STRATEGY     STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$     5,682   $          --   $       --   $     15,087   $    2,816   $     800   $       3,871   $   4,988   $    18,701

         --              --           --            150           --          --             130          --            --
---------------------------------------------------------------------------------------------------------------------------
      5,682              --           --         14,937        2,816         800           3,741       4,988        18,701
---------------------------------------------------------------------------------------------------------------------------

   (196,122)         (3,420)     (84,109)      (415,485)    (226,731)     23,733         522,259     131,892     2,809,254

         --              --           --        176,746           --          --              --          --            --

         --              --           --        744,307           --          --              --          --            --
---------------------------------------------------------------------------------------------------------------------------
   (196,122)         (3,420)     (84,109)       505,568     (226,731)     23,733         522,259     131,892     2,809,254
---------------------------------------------------------------------------------------------------------------------------

     38,447         (11,097)      26,973        (40,414)      13,313      (9,515)         (8,482)    (20,161)      (24,311)
---------------------------------------------------------------------------------------------------------------------------
$  (151,993)  $     (14,517)  $  (57,136)  $    480,091   $ (210,602)  $  15,018   $     517,518   $ 116,719   $ 2,803,644
===========================================================================================================================

===========================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                            INVERSE                                 INVERSE
                                              INVERSE     GOVERNMENT    INVERSE       INVERSE       RUSSELL      INVERSE
  HEDGED      INTERNATIONAL                   DOW 2X       LONG BOND    MID-CAP    NASDAQ-100(R)      2000       S&P 500
  EQUITY      ROTATION (d)*    INTERNET      STRATEGY      STRATEGY     STRATEGY   STRATEGY (n)*    STRATEGY     STRATEGY
---------------------------------------------------------------------------------------------------------------------------
$     5,682   $          --   $       --   $     14,937   $    2,816   $     800   $       3,741   $   4,988   $    18,701
   (196,122)         (3,420)     (84,109)       505,568     (226,731)     23,733         522,259     131,892     2,809,254

     38,447         (11,097)      26,973        (40,414)      13,313      (9,515)         (8,482)    (20,161)      (24,311)
---------------------------------------------------------------------------------------------------------------------------
   (151,993)        (14,517)     (57,136)       480,091     (210,602)     15,018         517,518     116,719     2,803,644
---------------------------------------------------------------------------------------------------------------------------

     15,439           3,971       22,178        106,943        4,899          --             806         971         8,610
    (30,057)         (7,955)      (1,845)       (65,625)      (9,560)     (5,347)        (56,353)    (22,716)     (195,985)
   (617,633)        200,900     (396,736)    (1,073,433)     640,715     (21,301)       (622,678)    (40,586)   (2,136,070)
---------------------------------------------------------------------------------------------------------------------------

   (632,251)        196,916     (376,403)    (1,032,115)     636,054     (26,648)       (678,225)    (62,331)   (2,323,445)
---------------------------------------------------------------------------------------------------------------------------
   (784,244)        182,399     (433,539)      (552,024)     425,452     (11,630)       (160,707)     54,388       480,199
---------------------------------------------------------------------------------------------------------------------------
  1,191,637              --      484,472      1,049,179       57,073     115,559         322,408     312,812       412,689
---------------------------------------------------------------------------------------------------------------------------
$   407,393   $     182,399   $   50,933   $    497,155   $  482,525   $ 103,929   $     161,701   $ 367,200   $   892,888
===========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                  JAPAN 1.25X    LARGE-CAP    LARGE-CAP                  MANAGED
                                                                    STRATEGY      GROWTH        VALUE       LEISURE    FUTURES (e)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $     1,030   $        --   $   9,553   $       --   $         --
Expenses:
   Mortality and expense and administrative fees ..............            --            --          89           61             --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......................         1,030            --       9,464          (61)            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .....................................       (59,860)     (755,012)   (489,200)    (143,928)        (8,321)
   Net realized short-term capital gain distributions from
      investments in portfolio shares .........................            --            --          --        5,122             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .........................            --            --     140,671       34,026             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ............................................       (59,860)     (755,012)   (348,529)    (104,780)        (8,321)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................         9,966        28,737      62,378       10,921        (49,755)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ........................................   $   (48,864)  $  (726,275)  $(276,687)  $  (93,920)  $    (58,076)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ------------------------------------------------------------------
                                                                  JAPAN 1.25X    LARGE-CAP    LARGE-CAP                   MANAGED
                                                                   STRATEGY       GROWTH        VALUE      LEISURE     FUTURES (e)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $     1,030   $        --   $   9,464   $      (61)  $         --
   Net realized gain (loss) on investments in portfolio
      shares ..................................................       (59,860)     (755,012)   (348,529)    (104,780)        (8,321)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .........................         9,966        28,737      62,378       10,921        (49,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...       (48,864)     (726,275)   (276,687)     (93,920)       (58,076)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........         6,656        28,071      40,189       24,097          5,658
   Contract redemptions .......................................       (68,640)      (44,527)    (39,820)      (2,777)        (3,884)
   Net transfers ..............................................       266,348     1,595,004     384,345       80,278      2,227,349
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ........................       204,364     1,578,548     384,714      101,598      2,229,123
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................       155,500       852,273     108,027        7,678      2,171,047
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................       118,955       591,500     231,044       64,112             --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $   274,455   $ 1,443,773   $ 339,071   $   71,790   $  2,171,047
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                          MULTI-CAP
MID CAP 1.5X     MID-CAP       MID-CAP      CORE        NASDAQ-100(R)                                        PRECIOUS        REAL
  STRATEGY       GROWTH        VALUE        EQUITY    2X STRATEGY (o)*   NASDAQ-100(R) (p)*      NOVA         METALS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$         --   $        --   $       --   $     606   $          1,119   $            2,753   $    1,086   $        --   $    5,791

         448            --           --          --                 84                  881          111             4           --
------------------------------------------------------------------------------------------------------------------------------------
        (448)           --           --         606              1,035                1,872          975            (4)       5,791
------------------------------------------------------------------------------------------------------------------------------------

    (497,298)     (371,060)    (702,373)     (8,656)        (2,320,279)          (1,023,629)    (419,913)   (1,313,497)    (864,695)

          --            --        9,255          36                 --                   --           --            --       14,934

          --            --       76,055           8                 --                   --           --            --       43,388
------------------------------------------------------------------------------------------------------------------------------------
    (497,298)     (371,060)    (617,063)     (8,612)        (2,320,279)          (1,023,629)    (419,913)   (1,313,497)    (806,373)
------------------------------------------------------------------------------------------------------------------------------------

      64,906        11,553         (212)     (6,052)           200,684               (4,892)      51,820       663,056       56,207
------------------------------------------------------------------------------------------------------------------------------------
$   (432,840)  $  (359,507)  $ (617,275)  $ (14,058)  $     (2,118,560)  $       (1,026,649)  $ (367,118)  $  (650,445)  $ (744,375)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                          MULTI-CAP
MID CAP 1.5X     MID-CAP       MID-CAP       CORE       NASDAQ-100(R)                                        PRECIOUS        REAL
  STRATEGY        GROWTH        VALUE       EQUITY    2X STRATEGY (o)*   NASDAQ-100(R) (p)*      NOVA         METALS        ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$       (448)  $        --   $       --   $     606   $          1,035   $            1,872   $      975   $        (4)  $    5,791
    (497,298)     (371,060)    (617,063)     (8,612)        (2,320,279)          (1,023,629)    (419,913)   (1,313,497)    (806,373)

      64,906        11,553         (212)     (6,052)           200,684               (4,892)      51,820       663,056       56,207
------------------------------------------------------------------------------------------------------------------------------------
    (432,840)     (359,507)    (617,275)    (14,058)        (2,118,560)          (1,026,649)    (367,118)     (650,445)    (744,375)
------------------------------------------------------------------------------------------------------------------------------------

      22,881        40,819       38,929      10,465             23,973                9,843       27,826        67,300        6,068
     (48,883)     (135,273)    (135,635)       (151)          (137,185)              (8,125)      (8,526)     (230,476)     (28,431)
     372,285      (330,923)     716,016      (4,638)         2,133,195              478,758      (61,697)      602,875    1,029,773
------------------------------------------------------------------------------------------------------------------------------------

     346,283      (425,377)     619,310       5,676          2,019,983              480,476      (42,397)      439,699    1,007,410
------------------------------------------------------------------------------------------------------------------------------------
     (86,557)     (784,884)       2,035      (8,382)           (98,577)            (546,173)    (409,515)     (210,746)     263,035
------------------------------------------------------------------------------------------------------------------------------------
     548,348     1,161,903      308,051      29,033          2,955,723              875,243      708,239     2,626,017      182,420
------------------------------------------------------------------------------------------------------------------------------------
$    461,791   $   377,019   $  310,086   $  20,651   $      2,857,146   $          329,070   $  298,724   $ 2,415,271   $  445,455
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

============================================================================================================================
                                                                        RYDEX VARIABLE TRUST (CONTINUED)
                                                     -----------------------------------------------------------------------
                                                                       RUSSELL      RUSSELL
                                                                     2000 1.5X      2000 2X      S&P 500 2X       SECTOR
                                                      RETAILING       STRATEGY      STRATEGY      STRATEGY       ROTATION
----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...........................   $        --    $       462   $     1,868   $         --    $        --
Expenses:
   Mortality and expense and
      administrative fees ........................            --            426            --             88             32
----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........            --             36         1,868            (88)           (32)
----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares .........       (87,077)      (118,169)     (576,379)    (1,910,518)      (202,390)
   Net realized short-term capital gain
      distributions from investments in
         portfolio shares ........................            --             --            --             --          1,138
   Net realized long-term capital gain
      distributions from investments in
         portfolio shares ........................           161             --            --             --            782
----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ......       (86,916)      (118,169)     (576,379)    (1,910,518)      (200,470)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
      portfolio shares ...........................        22,999         17,390        95,169         45,535       (178,518)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ...............   $   (63,917)   $  (100,743)  $  (479,342)  $ (1,865,071)   $  (379,020)
============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

============================================================================================================================
                                                                          RYDEX VARIABLE TRUST (CONTINUED)
                                                     -----------------------------------------------------------------------
                                                                       RUSSELL      RUSSELL
                                                                     2000 1.5X      2000 2X      S&P 500 2X       SECTOR
                                                      RETAILING       STRATEGY      STRATEGY      STRATEGY       ROTATION
----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............   $        --    $        36   $     1,868   $        (88)   $       (32)
   Net realized gain (loss) on
      investments in portfolio shares ............       (86,916)      (118,169)     (576,379)    (1,910,518)      (200,470)
   Net change in unrealized
      appreciation (depreciation) of investments
         in portfolio shares .....................        22,999         17,390        95,169         45,535       (178,518)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations .........................       (63,917)      (100,743)     (479,342)    (1,865,071)      (379,020)
----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) .......................         2,499            338       114,413         27,309         61,783
   Contract redemptions ..........................       (25,467)        (2,192)      (19,430)       (61,399)       (28,692)
   Net transfers .................................       114,181        536,018       448,173      1,453,044       (545,900)
----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........        91,213        534,164       543,156      1,418,954       (512,809)
----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...        27,296        433,421        63,814       (446,117)      (891,829)
----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................        25,517        130,482       623,576      1,135,551      1,334,029
----------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ............   $    52,813    $   563,903   $   687,390   $    689,434    $   442,200
============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                U.S.
                             STRENGTHENING                                                   GOVERNMENT                   WEAKENING
 SMALL-CAP      SMALL-CAP      DOLLAR 2X                       TELE-                           MONEY                        DOLLAR
  GROWTH          VALUE         STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET       UTILITIES    2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$        --   $      8,504   $          --   $       --   $          415   $           --   $    227,903   $     6,126   $       --

         --             54              --          506               20               34          1,991             4           --
------------------------------------------------------------------------------------------------------------------------------------
         --          8,450              --         (506)             395              (34)       225,912         6,122           --
------------------------------------------------------------------------------------------------------------------------------------

   (590,546)      (487,666)        117,305     (266,041)        (141,466)        (275,710)            --      (383,064)    (147,879)

         --             --              --       73,362           21,516               --             --         9,892           --

         --             --              --          514           17,222            8,250             --         6,317           --
------------------------------------------------------------------------------------------------------------------------------------
   (590,546)      (487,666)        117,305     (192,165)        (102,728)        (267,460)            --      (366,855)    (147,879)
------------------------------------------------------------------------------------------------------------------------------------

    128,290        140,197         (54,566)       8,798           22,403           42,211             --        96,663       18,338
------------------------------------------------------------------------------------------------------------------------------------
$  (462,256)  $   (339,019)  $      62,739   $ (183,873)  $      (79,930)  $     (225,283)  $    225,912   $  (264,070)  $ (129,541)
====================================================================================================================================

====================================================================================================================================
                                                           RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                U.S.
                             STRENGTHENING                                                   GOVERNMENT                   WEAKENING
SMALL-CAP       SMALL-CAP      DOLLAR 2X                       TELE-                            MONEY                       DOLLAR
  GROWTH          VALUE         STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION       MARKET      UTILITIES    2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$        --   $      8,450   $          --   $     (506)  $          395   $          (34)  $    225,912   $     6,122   $       --
   (590,546)      (487,666)        117,305     (192,165)        (102,728)        (267,460)            --      (366,855)    (147,879)

    128,290        140,197         (54,566)       8,798           22,403           42,211             --        96,663       18,338
------------------------------------------------------------------------------------------------------------------------------------
   (462,256)      (339,019)         62,739     (183,873)         (79,930)        (225,283)       225,912      (264,070)    (129,541)
------------------------------------------------------------------------------------------------------------------------------------
     62,854         46,820          11,832        2,499               --            2,500     20,336,588        39,005        6,457
    (70,751)       (44,968)         (8,662)      (2,273)          (4,597)          (9,911)    (6,706,067)      (40,882)      (2,873)
  1,817,318        477,427         427,956      228,244         (196,626)         437,820       (482,004)      432,940      337,130
------------------------------------------------------------------------------------------------------------------------------------

  1,809,421        479,279         431,126      228,470         (201,223)         430,409     13,148,517       431,063      340,714
------------------------------------------------------------------------------------------------------------------------------------
  1,347,165        140,260         493,865       44,597         (281,153)         205,126     13,374,429       166,993      211,173
------------------------------------------------------------------------------------------------------------------------------------
    734,801        454,129         283,214      278,292          369,935          122,655     15,160,578     1,298,448      294,092
------------------------------------------------------------------------------------------------------------------------------------
$ 2,081,966   $    594,389   $     777,079   $  322,889   $       88,782   $      327,781   $ 28,535,007   $ 1,465,441   $  505,265
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=========================================================================================================================
                                                                                                              T. ROWE
                                                                                                               PRICE
                                                                                                               EQUITY
                                                                       SELIGMAN PORTFOLIOS                     SERIES
                                                    -----------------------------------------------------    ------------
                                                    COMMUNICATIONS                               SMALLER-
                                                         AND           GLOBAL      LARGE-CAP       CAP        BLUE CHIP
                                                     INFORMATION     TECHNOLOGY    VALUE (d)*   VALUE (d)*    GROWTH II
-------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..........................   $           --   $       --   $     1,180   $       --   $     5,535
Expenses:
   Mortality and expense and
     administrative fees ........................              278           81            --           --            --
-------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ........             (278)         (81)        1,180           --         5,535
-------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on sales
      of investments in portfolio shares ........          (41,686)     (96,023)       (3,953)    (167,483)     (415,146)
   Net realized short-term capital gain
      distributions from investments in portfolio
         shares .................................               --           --            --       31,629            --
   Net realized long-term capital gain
      distributions from investments in
         portfolio shares .......................               --           --            --      192,507            --
-------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares .....          (41,686)     (96,023)       (3,953)      56,653      (415,146)
-------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ..........................         (178,942)     (39,213)      (12,797)     (36,119)   (2,238,621)
-------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ..............   $     (220,906)  $ (135,317)  $   (15,570)  $   20,534   $(2,648,232)
=========================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=========================================================================================================================
                                                                                                               T. ROWE
                                                                                                                PRICE
                                                                                                                EQUITY
                                                                      SELIGMAN PORTFOLIOS                       SERIES
                                                    -----------------------------------------------------    ------------
                                                    COMMUNICATIONS                               SMALLER-
                                                         AND           GLOBAL      LARGE-CAP       CAP        BLUE CHIP
                                                     INFORMATION     TECHNOLOGY    VALUE (d)*   VALUE (d)*    GROWTH II
-------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............   $         (278)  $      (81)  $     1,180   $       --   $     5,535
   Net realized gain (loss) on
      investments in portfolio shares ...........          (41,686)     (96,023)       (3,953)      56,653      (415,146)
   Net change in unrealized
      appreciation (depreciation) of investments
      in portfolio shares .......................         (178,942)     (39,213)      (12,797)     (36,119)   (2,238,621)
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .............................         (220,906)    (135,317)      (15,570)      20,534    (2,648,232)
-------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ......................           56,846       94,406       112,013         (303)    1,050,424
   Contract redemptions .........................          (36,431)      (5,593)         (108)      (6,523)     (238,204)
   Net transfers ................................          145,698     (183,366)        4,132      408,549       (91,831)
-------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..........          166,113      (94,553)      116,037      401,723       720,389
-------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..          (54,793)    (229,870)      100,467      422,257    (1,927,843)
-------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................          451,362      307,356            --           --     5,646,558
-------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...........   $      396,569   $   77,486   $   100,467   $  422,257   $ 3,718,715
=========================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                THIRD
         T. ROWE              T. ROWE          AVENUE
       PRICE EQUITY          PRICE FIXED      VARIABLE
    SERIES (CONTINUED)      INCOME SERIES   SERIES TRUST                      VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -------------   ------------   ------------------------------------------------------------------
  EQUITY         HEALTH      LIMITED-TERM                   ABSOLUTE                  EMERGING         HARD           REAL
 INCOME II    SCIENCES II      BOND II          VALUE        RETURN       BOND         MARKETS        ASSETS         ESTATE
-----------------------------------------------------------------------------------------------------------------------------
$   109,582   $        --   $      13,463   $     51,370   $     303   $   182,286   $        --   $    11,485   $    83,583

         --            --              --          1,025          --           116         1,764           151           361
-----------------------------------------------------------------------------------------------------------------------------
    109,582            --          13,463         50,345         303       182,170        (1,764)       11,334        83,222
-----------------------------------------------------------------------------------------------------------------------------
   (377,853)     (139,711)         (5,179)    (1,509,935)    (49,228)      (11,204)   (2,010,258)     (510,250)     (786,259)

      6,634         9,263              --         32,237          --            --       168,955       230,771        41,791

    130,468         6,617              --        990,993       9,711            --       826,800       398,159       228,061
-----------------------------------------------------------------------------------------------------------------------------
   (240,751)     (123,831)         (5,179)      (486,705)    (39,517)      (11,204)   (1,014,503)      118,680      (516,407)
-----------------------------------------------------------------------------------------------------------------------------
 (2,027,656)     (419,821)        (10,557)    (2,741,377)    (16,205)     (119,924)     (465,887)   (2,361,224)     (775,026)
-----------------------------------------------------------------------------------------------------------------------------
$(2,158,825)  $  (543,652)  $      (2,273)  $ (3,177,737)  $ (55,419)  $    51,042   $(1,482,154)  $(2,231,210)  $(1,208,211)
=============================================================================================================================

=============================================================================================================================
                                               THIRD
         T. ROWE               T. ROWE         AVENUE
      PRICE EQUITY           PRICE FIXED      VARIABLE
   SERIES (CONTINUED)       INCOME SERIES   SERIES TRUST                     VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -------------   ------------   ------------------------------------------------------------------
  EQUITY         HEALTH     LIMITED-TERM                    ABSOLUTE                   EMERGING       HARD          REAL
 INCOME II    SCIENCES II      BOND II         VALUE         RETURN        BOND        MARKETS       ASSETS        ESTATE
-----------------------------------------------------------------------------------------------------------------------------
$   109,582   $        --   $      13,463   $     50,345   $     303   $   182,170   $    (1,764)  $    11,334   $    83,222
   (240,751)     (123,831)         (5,179)      (486,705)    (39,517)      (11,204)   (1,014,503)      118,680      (516,407)

 (2,027,656)     (419,821)        (10,557)    (2,741,377)    (16,205)     (119,924)     (465,887)   (2,361,224)     (775,026)
-----------------------------------------------------------------------------------------------------------------------------
 (2,158,825)     (543,652)         (2,273)    (3,177,737)    (55,419)       51,042    (1,482,154)   (2,231,210)   (1,208,211)
-----------------------------------------------------------------------------------------------------------------------------
  1,031,657       293,068         138,673        540,268       5,173       238,615       200,217       466,362       366,216
   (293,938)      (56,913)        (22,737)      (268,237)    (14,736)     (197,341)      (62,328)     (178,364)      (63,410)
  1,344,315       (71,577)        821,144       (733,312)    275,097       237,715    (1,698,741)     (405,297)      (88,580)
-----------------------------------------------------------------------------------------------------------------------------
  2,082,034       164,578         937,080       (461,281)    265,534       278,989    (1,560,852)     (117,299)      214,226
-----------------------------------------------------------------------------------------------------------------------------
    (76,791)     (379,074)        934,807     (3,639,018)    210,115       330,031    (3,043,006)   (2,348,509)     (993,985)
-----------------------------------------------------------------------------------------------------------------------------
  4,153,406     1,659,157         103,841      7,683,814     317,969     2,143,323     3,526,630     4,627,016     1,989,956
-----------------------------------------------------------------------------------------------------------------------------
$ 4,076,615   $ 1,280,083   $   1,038,648   $  4,044,796   $ 528,084   $ 2,473,354   $   483,624   $ 2,278,507   $   995,971
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=============================================================================================================================

                                                                        VANGUARD VARIABLE INSURANCE FUND (d)*
                                                       ----------------------------------------------------------------------
                                                                      CAPITAL     DIVERSIFIED      EQUITY
                                                        BALANCED      GROWTH         VALUE          INDEX      INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments
      in portfolio shares ..........................   $       --   $        --   $        --   $        --    $          --
Expenses:
   Mortality and expense and
      administrative fees ..........................           --            --            --            --               --
-----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...........           --            --            --            --               --
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on
   investments in portfolio shares:
   Net realized gains (losses) on
      sales of investments in portfolio shares .....          (42)      (62,205)         (233)      (68,987)         (48,217)
   Net realized short-term capital
      gain distributions from investments
      in portfolio shares ..........................           --            --            --            --               --
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ..........................           --            --            --            --               --
-----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ........          (42)      (62,205)         (233)      (68,987)         (48,217)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares .............................        1,019      (147,751)      (84,590)     (459,778)        (187,639)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets from operations .............   $      977   $  (209,956)  $   (84,823)  $  (528,765)   $    (235,856)
=============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

=============================================================================================================================
                                                                         VANGUARD VARIABLE INSURANCE FUND (d)*
                                                       ----------------------------------------------------------------------
                                                                      CAPITAL     DIVERSIFIED      EQUITY
                                                        BALANCED       GROWTH        VALUE          INDEX      INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................  $       --   $        --   $        --   $         --   $          --
   Net realized gain (loss) on
     investments in portfolio shares ................         (42)      (62,205)         (233)       (68,987)        (48,217)
   Net change in unrealized
     appreciation (depreciation) of investments
     in portfolio shares ............................       1,019      (147,751)      (84,590)      (459,778)       (187,639)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from operations .....................         977      (209,956)      (84,823)      (528,765)       (235,856)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ...........................      52,206       248,045       279,895      1,701,415         357,718
   Contract redemptions .............................        (533)       (1,117)         (877)        (2,792)         (1,717)
   Net transfers ....................................      41,254       441,788       124,522      1,018,596         468,365
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net
         assets from contract owners'
            transactions ............................      92,927       688,716       403,540      2,717,219         824,366
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in
            net assets ..............................      93,904       478,760       318,717      2,188,454         588,510
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................          --            --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............  $   93,904   $   478,760   $   318,717   $  2,188,454   $     588,510
=============================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================
  VANGUARD VARIABLE INSURANCE FUND (CONTINUED) (d)*       WELLS FARGO ADVANTAGE VT FUNDS
----------------------------------------------------   -------------------------------------
                              TOTAL         TOTAL
SHORT-TERM       SMALL         BOND         STOCK                                 SMALL-MID
INVESTMENT      COMPANY       MARKET        MARKET                                   CAP        COMBINED
   GRADE        GROWTH        INDEX         INDEX       DISCOVERY   OPPORTUNITY     VALUE        TOTAL
--------------------------------------------------------------------------------------------  --------------
$        --   $       --   $        --   $        --   $       --   $     9,382   $      --   $   8,349,248

         --           --            --            --        2,819           745          --          42,951
--------------------------------------------------------------------------------------------  --------------
         --           --            --            --       (2,819)        8,637          --       8,306,297
--------------------------------------------------------------------------------------------  --------------
     (8,183)         (19)       (4,320)      (43,176)    (122,295)     (185,482)     (1,483)    (49,432,668)

         --           --            --            --           --        32,589         169       2,730,043

         --           --            --            --           --        78,155       1,033       9,858,996
--------------------------------------------------------------------------------------------  --------------
     (8,183)         (19)       (4,320)      (43,176)    (122,295)      (74,738)       (281)    (36,843,629)
--------------------------------------------------------------------------------------------  --------------
    (73,364)     (15,836)       69,672      (150,802)    (243,438)     (145,689)     (2,305)    (53,537,541)
--------------------------------------------------------------------------------------------  --------------
$   (81,547)  $  (15,855)  $    65,352   $  (193,978)  $ (368,552)  $  (211,790)  $  (2,586)  $ (82,074,873)
============================================================================================  ==============

============================================================================================================
  VANGUARD VARIABLE INSURANCE FUND (CONTINUED) (d)*       WELLS FARGO ADVANTAGE VT FUNDS
----------------------------------------------------   -------------------------------------
                              TOTAL         TOTAL
SHORT-TERM      SMALL         BOND          STOCK                                SMALL-MID
INVESTMENT     COMPANY        MARKET        MARKET                                   CAP        COMBINED
   GRADE        GROWTH        INDEX         INDEX      DISCOVERY    OPPORTUNITY     VALUE         TOTAL
--------------------------------------------------------------------------------------------  --------------
$        --   $       --   $        --   $        --   $   (2,819)  $     8,637   $      --   $   8,306,297
     (8,183)         (19)       (4,320)      (43,176)    (122,295)      (74,738)       (281)    (36,843,629)

    (73,364)     (15,836)       69,672      (150,802)    (243,438)     (145,689)     (2,305)    (53,537,541)
--------------------------------------------------------------------------------------------  --------------
    (81,547)     (15,855)       65,352      (193,978)    (368,552)     (211,790)     (2,586)    (82,074,873)
--------------------------------------------------------------------------------------------  --------------

  1,774,236       58,314     1,685,560       365,248       20,081        26,266       3,843     146,338,334
     (2,781)        (158)       (2,592)       (1,550)     (35,670)       (6,243)        (80)    (34,222,129)
    334,411       21,537       309,226       721,744     (289,889)       72,129       2,066           6,897
--------------------------------------------------------------------------------------------  --------------

  2,105,866       79,693     1,992,194     1,085,442     (305,478)       92,152       5,829     112,123,102
--------------------------------------------------------------------------------------------  --------------
  2,024,319       63,838     2,057,546       891,464     (674,030)     (119,638)      3,243      30,048,229
--------------------------------------------------------------------------------------------  --------------
         --           --            --            --      984,840       344,672          --     334,330,301
--------------------------------------------------------------------------------------------  --------------
$ 2,024,319   $   63,838   $ 2,057,546   $   891,464   $  310,810   $   225,034   $   3,243   $ 364,378,530
============================================================================================  ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                          --------------------------------------------------------------------------
                                                                                           FIXED         GOVERNMENT        MONEY
                                                          BALANCED (j)*   EQUITY (j)*   INCOME (a)*   SECURITIES (a)*   MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $       4,067   $       165   $       809   $           915   $    77,216
Expenses:
   Mortality and expense risk fees ....................             537         1,709           110               230           228
   Administrative fees ................................              70           223            15                30            30
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................             607         1,932           125               260           258
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............           3,460        (1,767)          684               655        76,958
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .................          99,795      (129,668)        1,550            (4,711)           --
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............              --            --            --                --            --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............          11,593       219,657            --                --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................         111,388        89,989         1,550            (4,711)           --
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................         (80,390)       31,634        (1,547)            4,411            --
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ................................   $      34,458   $   119,856   $       687   $           355   $    76,958
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                     40|86 SERIES TRUST
                                                          --------------------------------------------------------------------------
                                                                                           FIXED         GOVERNMENT        MONEY
                                                          BALANCED (j)*   EQUITY (j)*   INCOME (a)*   SECURITIES (a)*   MARKET (a)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $       3,460   $    (1,767)  $       684   $           655  $     76,958
   Net realized gain (loss) on investments in portfolio
      shares ..........................................         111,388        89,989         1,550            (4,711)           --
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............         (80,390)       31,634        (1,547)            4,411            --
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................          34,458       119,856           687               355        76,958
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .......................................         124,787       166,607            --                (1)    2,112,520
   Contract redemptions ...............................         (15,961)      (18,613)           (8)             (181)     (998,183)
   Net transfers ......................................      (1,263,035)   (2,110,345)     (132,792)         (222,556)  (14,995,479)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................      (1,154,209)   (1,962,351)     (132,800)         (222,738)  (13,881,142)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........      (1,119,751)   (1,842,495)     (132,113)         (222,383)  (13,804,184)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       1,119,751     1,842,495       132,113           222,383    13,804,184
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................   $          --   $        --   $        --   $            --  $         --
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=====================================================================================================================
                                               AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------
                                      GLOBAL      GLOBAL
  BASIC        CORE     FINANCIAL     HEALTH       REAL          HIGH       INTERNATIONAL     MID CAP
  VALUE       EQUITY     SERVICES      CARE       ESTATE         YIELD       GROWTH (ah)*   CORE EQUITY   TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------
$     665   $   1,269   $     198   $      --   $   185,389   $    38,642   $         696   $       243   $       --

       --         104           4           1         4,716            81              --            --           --
       --          13          --          --           615            11              --            --           --
---------------------------------------------------------------------------------------------------------------------
       --         117           4           1         5,331            92              --            --           --
---------------------------------------------------------------------------------------------------------------------
      665       1,152         194          (1)      180,058        38,550             696           243           --
---------------------------------------------------------------------------------------------------------------------

   27,056       6,689      (2,626)      3,137      (185,143)      121,357          (6,379)        5,808       41,386

      114          --          25          --        47,370            --              --            --           --

   11,070          --         723          --       395,110            --              --         7,295           --
---------------------------------------------------------------------------------------------------------------------
   38,240       6,689      (1,878)      3,137       257,337       121,357          (6,379)       13,103       41,386
---------------------------------------------------------------------------------------------------------------------

  (30,951)        471      (1,574)       (284)     (914,989)       89,490             320        19,557       (8,706)
---------------------------------------------------------------------------------------------------------------------
$   7,954   $   8,312   $  (3,258)  $   2,852   $  (477,594)  $   249,397   $      (5,363)  $    32,903   $   32,680
=====================================================================================================================

=====================================================================================================================
                                               AIM VARIABLE INSURANCE FUNDS
---------------------------------------------------------------------------------------------------------------------
                                      GLOBAL      GLOBAL
  BASIC        CORE     FINANCIAL     HEALTH       REAL          HIGH       INTERNATIONAL     MID CAP
  VALUE       EQUITY     SERVICES      CARE       ESTATE         YIELD       GROWTH (ah)*   CORE EQUITY   TECHNOLOGY
---------------------------------------------------------------------------------------------------------------------
$     665   $   1,152   $     194   $      (1)  $   180,058   $    38,550   $         696   $       243   $       --
   38,240       6,689      (1,878)      3,137       257,337       121,357          (6,379)       13,103       41,386

  (30,951)        471      (1,574)       (284)     (914,989)       89,490             320        19,557       (8,706)
---------------------------------------------------------------------------------------------------------------------
    7,954       8,312      (3,258)      2,852      (477,594)      249,397          (5,363)       32,903       32,680
---------------------------------------------------------------------------------------------------------------------

   57,954       8,194           1      15,338       929,215        54,812           9,999        10,068           --
   (5,846)    (27,530)     (4,751)       (251)     (129,531)      (76,434)             (2)      (12,374)     (15,355)
   20,169      35,022     (32,663)    101,668       934,599    (2,066,384)          7,538       376,018     (272,624)
---------------------------------------------------------------------------------------------------------------------

   72,277      15,686     (37,413)    116,755     1,734,283    (2,088,006)         17,535       373,712     (287,979)
---------------------------------------------------------------------------------------------------------------------
   80,231      23,998     (40,671)    119,607     1,256,689    (1,838,609)         12,172       406,615     (255,299)
---------------------------------------------------------------------------------------------------------------------
  111,326      89,322      44,837      39,585     1,710,319     2,586,613              --        56,564      284,240
---------------------------------------------------------------------------------------------------------------------
$ 191,557   $ 113,320   $   4,166   $ 159,192   $ 2,967,008   $   748,004   $      12,172   $   463,179   $   28,941
=====================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                  VARIABLE PRODUCTS
                                                                        THE ALGER AMERICAN FUND                       SERIES FUND
                                                     -----------------------------------------------------------  ------------------
                                                       LARGECAP       CAPITAL             MIDCAP     SMALLCAP          GROWTH
                                                     GROWTH (aj)*  APPRECIATION (ak)*     GROWTH    GROWTH (al)*      AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ......................................  $      2,145  $          --       $        --  $         --  $           1,283
Expenses:
   Mortality and expense risk fees ................           308          1,069             2,174           421                 --
   Administrative fees ............................            40            139               284            55                 --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..............................           348          1,208             2,458           476                 --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........         1,797         (1,208)           (2,458)         (476)             1,283
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .............        77,299         76,934            11,198       109,483              4,457
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ............................            --             --            56,237            --                278
   Net realized long-term capital gain
      distributions from investments in portfolio
         shares ...................................            --             --            17,537            --              4,075
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ...................        77,299         76,934            84,972       109,483              8,810
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
      shares ......................................        22,759        (13,137)           13,428        48,407             (9,101)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .......................  $    101,855  $      62,589       $    95,942  $    157,414  $             992
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                  ALLIANCEBERNSTEIN
                                                                                                                  VARIABLE PRODUCTS
                                                                        THE ALGER AMERICAN FUND                       SERIES FUND
                                                     -----------------------------------------------------------  ------------------
                                                       LARGECAP       CAPITAL             MIDCAP      SMALLCAP          GROWTH
                                                     GROWTH (aj)*  APPRECIATION (ak)*     GROWTH    GROWTH (al)*      AND INCOME
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................  $      1,797  $           (1,208) $    (2,458) $       (476) $           1,283
   Net realized gain (loss) on investments in
      portfolio shares ............................        77,299              76,934       84,972       109,483              8,810
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ......................................        22,759             (13,137)      13,428        48,407             (9,101)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...............................       101,855              62,589       95,942       157,414                992
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ...................................       463,776             439,822      184,515       135,219            293,708
   Contract redemptions ...........................       (43,906)            (70,498)     (69,996)      (40,716)           (96,829)
   Net transfers ..................................       782,145           5,196,907    2,951,794       179,334            165,173
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............     1,202,015           5,566,231    3,066,313       273,837            362,052
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....     1,303,870           5,628,820    3,162,255       431,251            363,044
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................       380,772             243,736      390,446       769,152             93,041
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ................  $  1,684,642  $        5,872,556  $ 3,552,701  $  1,200,403  $         456,085
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
   SERIES FUND
   (CONTINUED)                                            AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------   ----------------------------------------------------------------------------------------------------------------
                                                                                 LARGE
    SMALL-MID                       INCOME &      INFLATION                     COMPANY
    CAP VALUE         BALANCED      GROWTH       PROTECTION   INTERNATIONAL    VALUE (k)*    ULTRA (k)       VALUE      VISTA (k)*
------------------------------------------------------------------------------------------------------------------------------------
$           4,829   $    20,748   $    12,017   $    21,421   $       3,587   $        --   $        --   $    22,034   $       --

               --            --            38            --              42            --            --           417           --
               --            --             4            --               6            --            --            54           --
------------------------------------------------------------------------------------------------------------------------------------
               --            --            42            --              48            --            --           471           --
------------------------------------------------------------------------------------------------------------------------------------
            4,829        20,748        11,975        21,421           3,539            --            --        21,563           --
------------------------------------------------------------------------------------------------------------------------------------

           (8,328)        7,461        37,893        (2,728)        183,912        (6,674)          181      (125,968)      16,264

            4,900         8,178            --            --              --            --            --        72,758           --

           40,263        42,338            --            --              --            --            --        41,506           --
------------------------------------------------------------------------------------------------------------------------------------
           36,835        57,977        37,893        (2,728)        183,912        (6,674)          181       (11,704)      16,264
------------------------------------------------------------------------------------------------------------------------------------

         (104,235)      (31,885)     (117,196)       24,421         (88,665)         (599)       81,127      (194,186)        (175)
------------------------------------------------------------------------------------------------------------------------------------
$         (62,571)  $    46,840   $   (67,328)  $    43,114   $      98,786   $    (7,273)  $    81,308   $  (184,327)  $   16,089
====================================================================================================================================

====================================================================================================================================
ALLIANCEBERNSTEIN
VARIABLE PRODUCTS
   SERIES FUND
   (CONTINUED)                                            AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------------   ----------------------------------------------------------------------------------------------------------------
                                                                                 LARGE
    SMALL-MID                       INCOME &     INFLATION                      COMPANY
    CAP VALUE         BALANCED      GROWTH       PROTECTION   INTERNATIONAL    VALUE (k)*    ULTRA (k)       VALUE      VISTA (k)*
------------------------------------------------------------------------------------------------------------------------------------
$           4,829   $    20,748   $    11,975   $    21,421   $       3,539   $        --   $        --   $    21,563   $       --
           36,835        57,977        37,893        (2,728)        183,912        (6,674)          181       (11,704)      16,264

         (104,235)      (31,885)     (117,196)       24,421         (88,665)         (599)       81,127      (194,186)        (175)
------------------------------------------------------------------------------------------------------------------------------------
          (62,571)       46,840       (67,328)       43,114          98,786        (7,273)       81,308      (184,327)      16,089
------------------------------------------------------------------------------------------------------------------------------------

          379,124        41,065       708,588       212,930         645,649        30,109        11,352       479,834       19,191
          (34,964)      (41,341)      (41,446)      (57,979)       (109,096)         (262)       (2,304)      (35,475)      (1,384)
          599,409       731,974       (83,706)      908,765       1,353,646         6,662     1,266,769      (266,933)     373,961
------------------------------------------------------------------------------------------------------------------------------------

          943,569       731,698       583,436     1,063,716       1,890,199        36,509     1,275,817       177,426      391,768
------------------------------------------------------------------------------------------------------------------------------------
          880,998       778,538       516,108     1,106,830       1,988,985        29,236     1,357,125        (6,901)     407,857
------------------------------------------------------------------------------------------------------------------------------------
            5,477       456,004       606,851        86,710         694,237            --            --     1,265,632           --
------------------------------------------------------------------------------------------------------------------------------------
$         886,475   $ 1,234,542   $ 1,122,959   $ 1,193,540   $   2,683,222   $    29,236   $ 1,357,125   $ 1,258,731   $  407,857
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                          DREYFUS
                                                                   CREDIT                                                INVESTMENT
                                                                SUISSE TRUST           DIREXION INSURANCE TRUST          PORTFOLIOS
                                                                ------------  ----------------------------------------   -----------
                                                                  COMMODITY                EVOLUTION VP   EVOLUTION VP      SMALL
                                                                   RETURN      DYNAMIC VP     ALL CAP        MANAGED      CAP STOCK
                                                                  STRATEGY       HY BOND       EQUITY         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $     10,008  $    74,227  $        518   $      4,627   $    4,041
Expenses:
   Mortality and expense risk fees ..........................             --           --            --             --           --
   Administrative fees ......................................             --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ........................................             --           --            --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................         10,008       74,227           518          4,627        4,041
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................           (230)     (51,280)        6,741         (2,513)       4,772
   Net realized short-term capital gain distributions from
      investments in portfolio shares .......................             --           --         8,175             --        1,616
   Net realized long-term capital gain distributions from
      investments in portfolio shares .......................             --           --           471             --       41,784
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................           (230)     (51,280)       15,387         (2,513)      48,172
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................         17,883       (6,432)       (7,441)        (1,035)    (132,993)
------------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets from
               operations ...................................   $     27,661  $    16,515  $      8,464   $      1,079   $  (80,780)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                          DREYFUS
                                                                   CREDIT                                                INVESTMENT
                                                                SUISSE TRUST           DIREXION INSURANCE TRUST          PORTFOLIOS
                                                                ------------  ----------------------------------------   -----------
                                                                  COMMODITY                EVOLUTION VP   EVOLUTION VP      SMALL
                                                                   RETURN      DYNAMIC VP     ALL CAP        MANAGED      CAP STOCK
                                                                  STRATEGY       HY BOND       EQUITY         BOND          INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $    10,008    $    74,227    $       518    $     4,627    $    4,041
   Net realized gain (loss) on investments in portfolio
      shares .............................................          (230)       (51,280)        15,387         (2,513)       48,172
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ....................        17,883         (6,432)        (7,441)        (1,035)     (132,993)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................        27,661         16,515          8,464          1,079       (80,780)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...        78,213        345,743             21              2       886,114
   Contract redemptions ..................................       (11,167)       (23,967)      (283,473)      (118,057)      (31,866)
   Net transfers .........................................       146,340      1,691,343        (14,307)       (36,433)      411,208
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ............................       213,386      2,013,119       (297,759)      (154,488)    1,265,456
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........       241,047      2,029,634       (289,295)      (153,409)    1,184,676
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................        16,576      1,068,950        472,074        241,444       872,991
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $   257,623    $ 3,098,584    $   182,779    $    88,035    $2,057,667
====================================================================================================================================

*     See Footnote 8 for details.

      The accompanying notes are an integral part of these financial statements.

================================================================================================================================
                                  DREYFUS VARIABLE
                                   INVESTMENT FUND                              FEDERATED INSURANCE SERIES
                            ---------------------------   ----------------------------------------------------------------------
  DREYFUS
  SOCIALLY       DREYFUS                                                 HIGH
RESPONSIBLE       STOCK     DISCIPLINED   INTERNATIONAL    CAPITAL      INCOME     INTERNATIONAL                    MARKET
   GROWTH         INDEX      STOCK (i)*       VALUE       INCOME II     BOND II      EQUITY II     KAUFMANN II   OPPORTUNITY II
--------------------------------------------------------------------------------------------------------------------------------
$        44   $   156,246   $        --   $      58,344   $  28,885   $   89,186   $         136   $        --   $          138

         96         2,340            23           1,988          42          119               4            --               --
         13           306             3             259           5           16               1            --               --
--------------------------------------------------------------------------------------------------------------------------------
        109         2,646            26           2,247          47          135               5            --               --
--------------------------------------------------------------------------------------------------------------------------------
        (65)      153,600           (26)         56,097      28,838       89,051             131            --              138
--------------------------------------------------------------------------------------------------------------------------------

        279       161,380        (1,745)          1,442      17,420       (3,870)          9,982         9,312             (261)

         --            --            --          91,319          --           --              --            --               --

         --            --         1,096         377,315          --           --              --            --               --
--------------------------------------------------------------------------------------------------------------------------------
        279       161,380          (649)        470,076      17,420       (3,870)          9,982         9,312             (261)
--------------------------------------------------------------------------------------------------------------------------------

      2,088       (70,836)       (3,994)       (409,925)    (20,206)     (45,634)         21,137        13,930              (35)
--------------------------------------------------------------------------------------------------------------------------------
$     2,302   $   244,144   $    (4,669)  $     116,248   $  26,052   $   39,547   $      31,250   $    23,242   $         (158)
================================================================================================================================

================================================================================================================================
                                 DREYFUS VARIABLE
                                  INVESTMENT FUND                               FEDERATED INSURANCE SERIES
                            ---------------------------   ----------------------------------------------------------------------
  DREYFUS
  SOCIALLY     DREYFUS                                                   HIGH
RESPONSIBLE     STOCK       DISCIPLINED   INTERNATIONAL    CAPITAL      INCOME     INTERNATIONAL                    MARKET
   GROWTH       INDEX        STOCK (i)*       VALUE       INCOME II     BOND II      EQUITY II     KAUFMANN II   OPPORTUNITY II
--------------------------------------------------------------------------------------------------------------------------------
$       (65)  $   153,600   $       (26)  $      56,097   $  28,838   $   89,051   $         131   $        --   $          138
        279       161,380          (649)        470,076      17,420       (3,870)          9,982         9,312             (261)

      2,088       (70,836)       (3,994)       (409,925)    (20,206)     (45,634)         21,137        13,930              (35)
--------------------------------------------------------------------------------------------------------------------------------
      2,302       244,144        (4,669)        116,248      26,052       39,547          31,250        23,242             (158)
--------------------------------------------------------------------------------------------------------------------------------

     32,778     3,425,453        (1,480)      1,366,749     108,049      710,371       1,015,771       384,634                7
       (543)     (213,976)         (186)       (251,581)    (68,249)     (28,466)        (18,389)       (9,711)             (44)
      8,336     3,017,655       (24,202)      2,154,169     163,739     (406,541)         32,328        67,148           82,014
--------------------------------------------------------------------------------------------------------------------------------

     40,571     6,229,132       (25,868)      3,269,337     203,539      275,364       1,029,710       442,071           81,977
--------------------------------------------------------------------------------------------------------------------------------
     42,873     6,473,276       (30,537)      3,385,585     229,591      314,911       1,060,960       465,313           81,819
--------------------------------------------------------------------------------------------------------------------------------
      9,210     4,005,619        30,537       2,387,587     540,078    1,199,413          35,277         3,215               --
--------------------------------------------------------------------------------------------------------------------------------
$    52,083   $10,478,895   $        --   $   5,773,172   $ 769,669   $1,514,324   $   1,096,237   $   468,528   $       81,819
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               JANUS ASPEN SERIES - INSTITUTIONAL
                                                            ------------------------------------------------------------------------
                                                                                             GLOBAL
                                                                                              LIFE       GROWTH AND   INTERNATIONAL
                                                            BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .............................................   $       9,798   $      704   $          --   $   32,310   $      40,651
Expenses:
   Mortality and expense risk fees ......................              --           --              --          807             178
   Administrative fees ..................................              --           --              --          105              23
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses .....................................              --           --              --          912             201
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................           9,798          704              --       31,398          40,450
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ...................................            (141)       1,532               1       48,315         730,467
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............              --           --              --           --              --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ....................              --           --              --           --              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ...............................            (141)       1,532               1       48,315         730,467
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................          10,551       33,523             244      (47,135)        660,552
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................   $      20,208   $   35,759   $         245   $   32,578   $   1,431,469
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               JANUS ASPEN SERIES - INSTITUTIONAL
                                                            ------------------------------------------------------------------------
                                                                                             GLOBAL
                                                                                              LIFE       GROWTH AND   INTERNATIONAL
                                                            BALANCED (k)*   FORTY (k)*   SCIENCES (k)*     INCOME         GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $       9,798   $      704   $          --   $   31,398   $      40,450
   Net realized gain (loss) on investments in portfolio
     shares .............................................            (141)       1,532               1       48,315         730,467
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares .................          10,551       33,523             244      (47,135)        660,552
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .......................................          20,208       35,759             245       32,578       1,431,469
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ..          54,878      132,663              --    1,323,313       2,387,868
   Contract redemptions .................................         (63,338)      (8,956)            (40)     (21,277)       (204,601)
   Net transfers ........................................         679,931      212,354          29,606       80,904       2,181,375
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .............................         671,471      336,061          29,566    1,382,940       4,364,642
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............         691,679      371,820          29,811    1,415,518       5,796,111
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................              --           --              --      425,371       3,332,880
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $     691,679   $  371,820   $      29,811   $1,840,889   $   9,128,991
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)               JANUS ASPEN SERIES - SERVICE             LAZARD RETIREMENT SERIES
------------------------------------------------------   --------------------------------------------   ----------------------------
                              PERKINS                       INTECH         INTECH      PERKINS SMALL
LARGE CAP      MID CAP        MID CAP       WORLDWIDE    RISK-MANAGED   RISK-MANAGED      COMPANY         EMERGING    INTERNATIONAL
  GROWTH       GROWTH     VALUE (k)(ap)*     GROWTH          CORE          GROWTH      VALUE (k)(aq)*     MARKETS         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    6,860   $    3,153   $        7,525   $    13,050   $        237   $         --   $           --   $    70,753   $      56,705

     1,530        1,307               --         1,992             --             --               --            70              --
       200          171               --           260             --             --               --             9              --
------------------------------------------------------------------------------------------------------------------------------------
     1,730        1,478               --         2,252             --             --               --            79              --
------------------------------------------------------------------------------------------------------------------------------------
     5,130        1,675            7,525        10,798            237             --               --        70,674          56,705
------------------------------------------------------------------------------------------------------------------------------------

    75,544       73,793           (2,809)       72,022             (9)             6               (8)      407,866          63,464

        --           --               --            --             --            138               --       280,905          79,280

        --        7,189            2,627            --             55          1,857              927       654,273         311,801
------------------------------------------------------------------------------------------------------------------------------------
    75,544       80,982             (182)       72,022             46          2,001              919     1,343,044         454,545
------------------------------------------------------------------------------------------------------------------------------------

    22,646      105,578           (9,555)        1,425          2,068             74           (3,556)     (674,671)       (337,194)
------------------------------------------------------------------------------------------------------------------------------------
$  103,320   $  188,235   $       (2,212)  $    84,245   $      2,351   $      2,075   $       (2,637)  $   739,047   $     174,056
====================================================================================================================================

====================================================================================================================================
    JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)               JANUS ASPEN SERIES - SERVICE             LAZARD RETIREMENT SERIES
------------------------------------------------------   --------------------------------------------   ----------------------------
                              PERKINS                       INTECH         INTECH       PERKINS SMALL
LARGE CAP      MID CAP        MID CAP       WORLDWIDE    RISK-MANAGED   RISK-MANAGED      COMPANY         EMERGING    INTERNATIONAL
  GROWTH       GROWTH     VALUE (k)(ap)*     GROWTH          CORE          GROWTH      VALUE (k)(aq)*     MARKETS         EQUITY
------------------------------------------------------------------------------------------------------------------------------------
$    5,130   $    1,675   $        7,525   $    10,798   $        237   $         --   $           --   $    70,674   $      56,705
    75,544       80,982             (182)       72,022             46          2,001              919     1,343,044         454,545

    22,646      105,578           (9,555)        1,425          2,068             74           (3,556)     (674,671)       (337,194)
------------------------------------------------------------------------------------------------------------------------------------
   103,320      188,235           (2,212)       84,245          2,351          2,075           (2,637)      739,047         174,056
------------------------------------------------------------------------------------------------------------------------------------

   558,880    1,009,054          456,098       222,055         49,741          4,801           28,509       615,515         713,350
   (45,524)     (39,592)          (2,769)     (102,430)           (32)          (102)            (269)      (92,079)       (169,034)
  (254,939)     (42,414)         147,210       678,454         17,102         (7,752)          37,651    (1,558,845)       (463,485)
------------------------------------------------------------------------------------------------------------------------------------

   258,417      927,048          600,539       798,079         66,811         (3,053)          65,891    (1,035,409)         80,831
------------------------------------------------------------------------------------------------------------------------------------
   361,737    1,115,283          598,327       882,324         69,162           (978)          63,254      (296,362)        254,887
------------------------------------------------------------------------------------------------------------------------------------
   761,357      506,306               --     1,109,545             --         23,544               --     4,471,483       1,971,247
------------------------------------------------------------------------------------------------------------------------------------
$1,123,094   $1,621,589   $      598,327   $ 1,991,869   $     69,162   $     22,566   $       63,254   $ 4,175,121   $   2,226,134
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                        LAZARD
                                                            RETIREMENT SERIES (CONTINUED)  LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                            -----------------------------  -----------------------------------------
                                                                  US             US                        CAPITAL
                                                               SMALL CAP      STRATEGIC      AGGRESSIVE       AND       FUNDAMENTAL
                                                             EQUITY (ao)*    EQUITY (l)*    GROWTH (b)*   INCOME (b)*    VALUE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $          --   $       3,551   $        --   $     6,544   $     2,245
Expenses:
   Mortality and expense risk fees ......................             480              --            --            --            --
   Administrative fees ..................................              63              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................             543              --            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................            (543)          3,551            --         6,544         2,245
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...................          (5,328)         28,731            74           183        (1,480)
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ............................................          17,677          18,263            --        15,127           674
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............          25,123          39,594         1,601        60,711         7,665
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................          37,472          86,588         1,675        76,021         6,859
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................         (49,720)        (82,620)       (9,822)      (77,235)      (10,002)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $     (12,791)  $       7,519   $    (8,147)  $     5,330   $      (898)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                        LAZARD
                                                            RETIREMENT SERIES (CONTINUED)  LEGG MASON PARTNERS VARIABLE EQUITY TRUST
                                                            -----------------------------  -----------------------------------------
                                                                  US             US                        CAPITAL
                                                               SMALL CAP      STRATEGIC      AGGRESSIVE       AND       FUNDAMENTAL
                                                             EQUITY (ao)*    EQUITY (l)*    GROWTH (b)*   INCOME (b)*    VALUE (b)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $        (543)  $       3,551  $         --   $     6,544   $     2,245
   Net realized gain (loss) on investments in
      portfolio shares ..................................          37,472          86,588         1,675        76,021         6,859
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ............................................         (49,720)        (82,620)       (9,822)      (77,235)      (10,002)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................         (12,791)          7,519        (8,147)        5,330          (898)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................          50,370         119,933        28,975        69,964       165,023
   Contract redemptions .................................          (5,807)         (1,853)       (2,413)       (8,379)          (70)
   Net transfers ........................................        (859,280)        (62,845)      259,877       409,928         6,435
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................        (814,717)         55,235       286,439       471,513       171,388
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........        (827,508)         62,754       278,292       476,843       170,490
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................         930,079         228,024            --            --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................   $     102,571   $     290,778  $    278,292   $   476,843   $   170,490
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
   LEGG MASON
PARTNERS VARIABLE
  EQUITY TRUST                    LEGG MASON                                                                            LORD ABBETT
   (CONTINUED)           PARTNERS VARIABLE INCOME  TRUST                LEGG MASON PARTNERS VARIABLE PORTFOLIOS         SERIES FUND
-----------------   -----------------------------------------   ------------------------------------------------------  ------------
                      GLOBAL
    LARGE CAP       HIGH YIELD                      STRATEGIC   AGGRESSIVE                   LARGE CAP       TOTAL       AMERICA'S
   GROWTH (b)*       BOND (c)*   GOVERNMENT (d)*    BOND (c)*   GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------------
   $         110    $   25,586      $      7,483    $  60,805   $        --     $       67    $       --    $    3,003   $    9,901

              --            --                --          824            --             --            --            --           62
              --            --                --          107            --             --            --            --            9
------------------------------------------------------------------------------------------------------------------------------------
              --            --                --          931            --             --            --            --           71
------------------------------------------------------------------------------------------------------------------------------------
             110        25,586             7,483       59,874            --             67            --         3,003        9,830
------------------------------------------------------------------------------------------------------------------------------------

           2,661         1,447               244       (7,776)       21,889             70        26,207         2,419       (2,197)

              --         1,142                --           --           666          1,117            --         1,920        1,322

              --           554                --           --            --             38            --           429        9,124
------------------------------------------------------------------------------------------------------------------------------------
           2,661         3,143               244       (7,776)       22,555          1,225        26,207         4,768        8,249
------------------------------------------------------------------------------------------------------------------------------------

          (1,259)      (33,280)           (7,369)     (29,386)      (11,114)          (151)      (18,010)           --      (31,489)
------------------------------------------------------------------------------------------------------------------------------------
   $       1,512    $   (4,551)     $        358    $  22,712   $    11,441     $    1,141    $    8,197    $    7,771   $  (13,410)
====================================================================================================================================

====================================================================================================================================
   LEGG MASON
PARTNERS VARIABLE
  EQUITY TRUST                    LEGG MASON                                                                            LORD ABBETT
   (CONTINUED)           PARTNERS VARIABLE INCOME TRUST                 LEGG MASON PARTNERS VARIABLE PORTFOLIOS         SERIES FUND
-----------------   ----------------------------------------    ------------------------------------------------------  ------------
                      GLOBAL
    LARGE CAP       HIGH YIELD                     STRATEGIC    AGGRESSIVE                   LARGE CAP       TOTAL       AMERICA'S
   GROWTH (b)*       BOND (c)*   GOVERNMENT (d)*   BOND (c)*    GROWTH (e)*   ALL CAP (f)*   GROWTH (g)*   RETURN (h)*     VALUE
------------------------------------------------------------------------------------------------------------------------------------
  $          110    $   25,586      $      7,483   $   59,874   $        --     $       67    $       --    $    3,003   $    9,830
           2,661         3,143               244       (7,776)       22,555          1,225        26,207         4,768        8,249

          (1,259)      (33,280)           (7,369)     (29,386)      (11,114)          (151)      (18,010)           --      (31,489)
------------------------------------------------------------------------------------------------------------------------------------
           1,512        (4,551)              358       22,712        11,441          1,141         8,197         7,771      (13,410)
------------------------------------------------------------------------------------------------------------------------------------

          10,696       210,031            54,518      530,817         8,715             --         8,229             1      201,621
         (13,261)      (29,301)             (251)    (181,710)      (53,944)           (15)       (1,135)           (9)     (14,751)
         260,451      (101,978)           84,433     (131,532)     (267,223)       (13,264)     (239,435)       (7,763)      71,492
------------------------------------------------------------------------------------------------------------------------------------

         257,886        78,752           138,700      217,575      (312,452)       (13,279)     (232,341)       (7,771)     258,362
------------------------------------------------------------------------------------------------------------------------------------
         259,398        74,201           139,058      240,287      (301,011)       (12,138)     (224,144)           --      244,952
------------------------------------------------------------------------------------------------------------------------------------
              --       269,421                --      946,101       301,011         12,138       224,144            --       66,093
------------------------------------------------------------------------------------------------------------------------------------
  $      259,398    $  343,622      $    139,058   $1,186,388   $        --     $       --    $       --    $       --   $  311,045
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                        LORD ABBETT SERIES FUND (CONTINUED)     NATIONWIDE VARIABLE INSURANCE TRUST
                                                        -----------------------------------   --------------------------------------
                                                          GROWTH AND                             BOND     INTERNATIONAL    MID CAP
                                                            INCOME      INTERNATIONAL (ah)*   INDEX (k)*    INDEX (k)*    INDEX (k)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .........................................    $    21,425  $                516   $   10,894  $       6,097  $      745
Expenses:
   Mortality and expense risk fees ...................          1,827                    --           --             --          --
   Administrative fees ...............................            238                    --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses .................................          2,065                    --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............         19,360                   516       10,894          6,097         745
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ................         21,363                    --            4              2           1
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...........          8,035                 2,500           --            131          --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...........        110,112                 4,400           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .........................        139,510                 6,900            4            133           1
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................       (137,887)               (6,087)        (120)       (34,978)     (2,387)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...............................    $    20,983  $              1,329   $   10,778  $     (28,748) $   (1,641)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                        LORD ABBETT SERIES FUND (CONTINUED)     NATIONWIDE VARIABLE INSURANCE TRUST
                                                        -----------------------------------   --------------------------------------
                                                          GROWTH AND                             BOND     INTERNATIONAL    MID CAP
                                                            INCOME      INTERNATIONAL (ah)*   INDEX (k)*    INDEX (k)*    INDEX (k)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................    $    19,360  $                516   $   10,894  $       6,097  $      745
   Net realized gain (loss) on investments in
      portfolio shares ...............................        139,510                 6,900            4            133           1
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares .........................................       (137,887)               (6,087)        (120)       (34,978)     (2,387)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ..................................         20,983                 1,329       10,778        (28,748)     (1,641)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) ......................................      1,076,784                    --      675,919        725,977     187,932
   Contract redemptions ..............................       (115,147)                   (6)        (666)          (570)       (199)
   Net transfers .....................................         44,988                57,273       41,424        795,652      17,231
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...............      1,006,625                57,267      716,677      1,521,059     204,964
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......      1,027,608                58,596      727,455      1,492,311     203,323
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        702,719                    --           --             --          --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................    $ 1,730,327  $             58,596   $  727,455  $   1,492,311  $  203,323
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
    NATIONWIDE VARIABLE
INSURANCE TRUST (CONTINUED)                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------   ----------------------------------------------------------------------------------------------------
    S&P 500      SMALL CAP    HIGH INCOME   SHORT DURATION     SMALL-CAP       MID-CAP                                 SOCIALLY
   INDEX (k)*   INDEX (k)*     BOND (m)*      BOND (n)*       GROWTH (am)*     GROWTH        PARTNERS     REGENCY     RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
$      24,418   $      673    $    31,035   $       52,986   $          --   $       --   $    17,395   $    2,566   $        196

           --           --             --               --              --           --            86           --             --
           --           --             --               --              --           --            12           --             --
----------------------------------------------------------------------------------------------------------------------------------
           --           --             --               --              --           --            98           --             --
----------------------------------------------------------------------------------------------------------------------------------
       24,418          673         31,035           52,986              --           --        17,297        2,566            196
----------------------------------------------------------------------------------------------------------------------------------

           13           --        115,477            8,580           1,404      157,814      (155,483)      27,890          6,190

           --           --             --               --              --           --         9,027        2,657            739

           --           --             --               --           1,404           --       263,176       12,764             --
----------------------------------------------------------------------------------------------------------------------------------
           13           --        115,477            8,580           2,808      157,814       116,720       43,311          6,929
----------------------------------------------------------------------------------------------------------------------------------

      (65,261)      (4,593)       (14,873)          16,989          (5,550)     (42,759)        2,150      (39,525)        (9,455)
----------------------------------------------------------------------------------------------------------------------------------
$     (40,830)  $   (3,920)   $   131,639   $       78,555   $      (2,742)  $  115,055   $   136,167   $    6,352   $     (2,330)
==================================================================================================================================

==================================================================================================================================
    NATIONWIDE VARIABLE
INSURANCE TRUST (CONTINUED)                                  NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
---------------------------   ----------------------------------------------------------------------------------------------------
    S&P 500      SMALL CAP    HIGH INCOME   SHORT DURATION     SMALL-CAP       MID-CAP                                 SOCIALLY
   INDEX (k)*   INDEX (k)*     BOND (m)*      BOND (n)*       GROWTH (am)*     GROWTH        PARTNERS     REGENCY     RESPONSIVE
----------------------------------------------------------------------------------------------------------------------------------
$      24,418   $      673    $    31,035   $       52,986   $          --   $       --   $    17,297   $    2,566   $        196
           13           --        115,477            8,580           2,808      157,814       116,720       43,311          6,929

      (65,261)      (4,593)       (14,873)          16,989          (5,550)     (42,759)        2,150      (39,525)        (9,455)
----------------------------------------------------------------------------------------------------------------------------------
      (40,830)      (3,920)       131,639           78,555          (2,742)     115,055       136,167        6,352         (2,330)
----------------------------------------------------------------------------------------------------------------------------------

    2,881,248      195,127          2,057          913,480          53,665      273,079       878,968      164,675         28,628
       (1,013)        (149)       (11,194)         (57,411)         (7,983)     (83,290)      (48,517)     (10,890)       (22,676)
      336,736       17,231        (67,868)        (550,011)        (20,525)     358,782       435,458      (15,332)       136,481
----------------------------------------------------------------------------------------------------------------------------------

    3,216,971      212,209        (77,005)         306,058          25,157      548,571     1,265,909      138,453        142,433
----------------------------------------------------------------------------------------------------------------------------------
    3,176,141      208,289         54,634          384,613          22,415      663,626     1,402,076      144,805        140,103
----------------------------------------------------------------------------------------------------------------------------------
           --           --        178,097        1,700,373         174,487      212,579     1,618,657      398,786         91,226
----------------------------------------------------------------------------------------------------------------------------------
$   3,176,141   $  208,289    $   232,731   $    2,084,986   $     196,902   $  876,205   $ 3,020,733   $  543,591   $    231,329
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                    PIMCO
                                                                    NORTHERN LIGHTS VARIABLE TRUST         VARIABLE INSURANCE TRUST
                                                            --------------------------------------------  --------------------------
                                                                                                                        COMMODITY-
                                                                CHANGING          JNF           JNF          ALL       REALRETURN
                                                            PARAMETERS (ag)*  BALANCED (k)*  EQUITY (k)*    ASSET       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..................................   $             --  $       5,902  $        --  $  116,593  $     103,177
Expenses:
   Mortality and expense risk fees ......................                 --            896        3,282          --             --
   Administrative fees ..................................                 --            116          428          --             --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ....................................                 --          1,012        3,710          --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................                 --          4,890       (3,710)    116,593        103,177
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................             40,217         (6,515)     (36,380)      8,730         74,161
   Net realized short-term capital gain
      distributions from investments in portfolio
      shares ............................................                 --             --           --          --             --
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ............................................                 --             --           --          --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................             40,217         (6,515)     (36,380)      8,730         74,161
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares ....             77,394         (8,883)    (204,955)    (32,879)       356,106
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $        117,611  $     (10,508) $  (245,045) $   92,444  $     533,444
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                    PIMCO
                                                                    NORTHERN LIGHTS VARIABLE TRUST         VARIABLE INSURANCE TRUST
                                                            --------------------------------------------  --------------------------
                                                                                                                        COMMODITY-
                                                                CHANGING          JNF           JNF          ALL       REALRETURN
                                                            PARAMETERS (ag)*  BALANCED (k)*  EQUITY (k)*    ASSET       STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $             --  $       4,890  $    (3,710) $  116,593  $     103,177
   Net realized gain (loss) on investments in
      portfolio shares ..................................             40,217         (6,515)     (36,380)      8,730         74,161
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................             77,394         (8,883)    (204,955)    (32,879)       356,106
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................            117,611        (10,508)    (245,045)     92,444        533,444
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
      breakage) .........................................                 10         16,826      217,800   1,215,520      1,007,528
   Contract redemptions .................................           (173,757)       (63,902)     (73,925)     (3,178)       (24,021)
   Net transfers ........................................          8,184,732        483,589    2,046,994     498,202        316,645
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ...........................          8,010,985        436,513    2,190,869   1,710,544      1,300,152
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........          8,128,596        426,005    1,945,824   1,802,988      1,833,596
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................                 --             --           --     258,447      1,182,421
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $      8,128,596  $     426,005  $ 1,945,824  $2,061,435  $   3,016,017
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================================
                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                   FOREIGN
   EMERGING          BOND         GLOBAL                     LONG                                    REALESTATE-
    MARKETS        US DOLLAR       BOND        HIGH         TERM US         LOW          MONEY        REALRETURN      REAL
     BOND           HEDGED       UNHEDGED      YIELD       GOVERNMENT     DURATION       MARKET        STRATEGY      RETURN
-------------------------------------------------------------------------------------------------------------------------------
$        69,468  $     24,814  $    21,005  $    197,604  $     18,963  $     62,598  $   2,097,618  $   162,696  $    117,766

             --            --           --            --            --            --          1,132           --           341
             --            --           --            --            --            --            148           --            45
-------------------------------------------------------------------------------------------------------------------------------
             --            --           --            --            --            --          1,280           --           386
-------------------------------------------------------------------------------------------------------------------------------
         69,468        24,814       21,005       197,604        18,963        62,598      2,096,338      162,696       117,380
-------------------------------------------------------------------------------------------------------------------------------

         (6,188)       (3,116)      60,575       102,289        (6,930)       29,407             --      (15,888)      (24,209)

         14,981            --        1,275            --            --            --             --           --         7,540

         23,920            --        1,201            --            --            --             --           --            31
-------------------------------------------------------------------------------------------------------------------------------
         32,713        (3,116)      63,051       102,289        (6,930)       29,407             --      (15,888)      (16,638)
-------------------------------------------------------------------------------------------------------------------------------

        (58,866)       16,349      (13,339)     (112,920)       33,262        24,053             --     (280,880)      164,603
-------------------------------------------------------------------------------------------------------------------------------
$        43,315  $     38,047  $    70,717  $    186,973  $     45,295  $    116,058  $   2,096,338  $  (134,072) $    265,345
===============================================================================================================================

===============================================================================================================================
                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------
                   FOREIGN
   EMERGING          BOND         GLOBAL                     LONG                                    REALESTATE-
    MARKETS        US DOLLAR       BOND        HIGH         TERM US         LOW          MONEY        REALRETURN      REAL
     BOND           HEDGED       UNHEDGED      YIELD       GOVERNMENT     DURATION       MARKET        STRATEGY      RETURN
-------------------------------------------------------------------------------------------------------------------------------
$        69,468  $     24,814  $    21,005  $    197,604  $     18,963  $     62,598  $   2,096,338  $   162,696  $    117,380
         32,713        (3,116)      63,051       102,289        (6,930)       29,407             --      (15,888)      (16,638)

        (58,866)       16,349      (13,339)     (112,920)       33,262        24,053             --     (280,880)      164,603
-------------------------------------------------------------------------------------------------------------------------------
         43,315        38,047       70,717       186,973        45,295       116,058      2,096,338     (134,072)      265,345
-------------------------------------------------------------------------------------------------------------------------------

        432,818       546,248      796,007       483,455       513,999       805,028    100,157,742      901,559       767,629
        (17,582)       (3,827)     (26,909)     (519,209)       (5,511)     (188,829)    (8,594,723)      (8,981)      (93,315)
     (1,377,875)    1,145,766       43,930    (3,804,618)      398,103     1,657,208    (40,860,510)     154,988     1,349,661
-------------------------------------------------------------------------------------------------------------------------------

       (962,639)    1,688,187      813,028    (3,840,372)      906,591     2,273,407     50,702,509    1,047,566     2,023,975
-------------------------------------------------------------------------------------------------------------------------------
       (919,324)    1,726,234      883,745    (3,653,399)      951,886     2,389,465     52,798,847      913,494     2,289,320
-------------------------------------------------------------------------------------------------------------------------------
      2,321,525       242,732      281,754     4,785,894            --        79,514     13,614,641      179,450     1,773,571
-------------------------------------------------------------------------------------------------------------------------------
$     1,402,201  $  1,968,966  $ 1,165,499  $  1,132,495  $    951,886  $  2,468,979  $  66,413,488  $ 1,092,944  $  4,062,891
===============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                               PIONEER VARIABLE
                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)       CONTRACTS TRUST
                                                              ------------------------------------------   ------------------------
                                                                 SHORT-     STOCKSPLUS(R)       TOTAL                      CORE
                                                                  TERM       TOTAL RETURN      RETURN      BOND (ah)*   BOND (ai)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $   120,759   $      23,300   $    547,998   $      117   $    6,335
Expenses:
   Mortality and expense risk fees ........................            --              --             37           --           --
   Administrative fees ....................................            --              --              5           --           --
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses ......................................            --              --             42           --           --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..................       120,759          23,300        547,956          117        6,335
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .................................        (5,712)         11,525        117,889           --          560
   Net realized short-term capital gain distributions
      from investments in portfolio shares ................            --          23,221             --           --           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ................            --          30,694             --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..............................        (5,712)         65,440        117,889           --          560
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................         1,856         (50,886)       535,646           54         (183)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ....................................   $   116,903   $      37,854   $  1,201,491   $      171   $    6,712
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                               PIONEER VARIABLE
                                                              PIMCO VARIABLE INSURANCE TRUST (CONTINUED)       CONTRACTS TRUST
                                                              ------------------------------------------   ------------------------
                                                                 SHORT-     STOCKSPLUS(R)       TOTAL                      CORE
                                                                  TERM       TOTAL RETURN      RETURN      BOND (ah)*   BOND (ai)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ........................   $   120,759   $      23,300   $    547,956   $      117   $    6,335
   Net realized gain (loss) on investments in portfolio
      shares ..............................................        (5,712)         65,440        117,889           --          560
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..................         1,856         (50,886)       535,646           54         (183)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .......................................       116,903          37,854      1,201,491          171        6,712
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ....       777,307          85,260      6,621,076       28,405       18,226
   Contract redemptions ...................................      (205,344)        (24,428)      (213,923)          --         (343)
   Net transfers ..........................................       662,078         419,879      5,520,383           --     (119,818)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ....................     1,234,041         480,711     11,927,536       28,405     (101,935)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ............     1,350,944         518,565     13,129,027       28,576      (95,223)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...........................     1,643,987         209,419      5,968,188           --       95,223
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .....................   $ 2,994,931   $     727,984   $ 19,097,215   $   28,576   $       --
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              GLOBAL
  CULLEN        EMERGING        EQUITY                         HIGH          HIGH       INTERNATIONAL     MID CAP         MONEY
   VALUE         MARKETS        INCOME          FUND          YIELD         YIELD           VALUE          VALUE          MARKET
-----------------------------------------------------------------------------------------------------------------------------------
$    15,490   $      3,188   $     57,238   $     13,392   $   104,326   $    144,318   $       3,116   $      5,044   $       104

         --             --            385              9            --             --              22             --            --
         --             --             50              1            --             --               3             --            --
-----------------------------------------------------------------------------------------------------------------------------------
         --             --            435             10            --             --              25             --            --
-----------------------------------------------------------------------------------------------------------------------------------
     15,490          3,188         56,803         13,382       104,326        144,318           3,091          5,044           104
-----------------------------------------------------------------------------------------------------------------------------------

     69,792        162,943        108,570         37,616        14,116         51,431          (9,248)         3,419            --

         --          4,536          3,443             --         3,093            146              --         14,219            --

         --         90,421         76,115             --         2,031          1,237          10,765         75,909            --
-----------------------------------------------------------------------------------------------------------------------------------
     69,792        257,900        188,128         37,616        19,240         52,814           1,517         93,547            --
-----------------------------------------------------------------------------------------------------------------------------------

     (7,742)       (28,692)      (302,602)       (44,712)       (4,570)      (138,538)        (66,523)       (91,554)           --
-----------------------------------------------------------------------------------------------------------------------------------
$    77,540   $    232,396   $    (57,671)  $      6,286   $   118,996   $     58,594   $     (61,915)  $      7,037   $       104
===================================================================================================================================

===================================================================================================================================
                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                              GLOBAL
  CULLEN        EMERGING        EQUITY                         HIGH          HIGH       INTERNATIONAL     MID CAP         MONEY
   VALUE         MARKETS        INCOME          FUND          YIELD         YIELD           VALUE          VALUE          MARKET
-----------------------------------------------------------------------------------------------------------------------------------
$    15,490   $      3,188   $     56,803   $     13,382   $   104,326   $    144,318   $       3,091   $      5,044   $       104
     69,792        257,900        188,128         37,616        19,240         52,814           1,517         93,547            --

     (7,742)       (28,692)      (302,602)       (44,712)       (4,570)      (138,538)        (66,523)       (91,554)           --
-----------------------------------------------------------------------------------------------------------------------------------
     77,540        232,396        (57,671)         6,286       118,996         58,594         (61,915)         7,037           104
-----------------------------------------------------------------------------------------------------------------------------------

    455,766        397,445      1,687,500      1,195,467       315,571        400,205         384,878      1,094,122         4,090
    (10,917)        (9,275)       (44,543)       (54,841)      (54,136)      (723,392)        (21,389)        (8,779)         (249)
    287,335        585,360     (1,335,884)       141,246       (98,323)     8,096,270          58,658       (105,323)            2
-----------------------------------------------------------------------------------------------------------------------------------

    732,184        973,530        307,073      1,281,872       163,112      7,773,083         422,147        980,020         3,843
-----------------------------------------------------------------------------------------------------------------------------------
    809,724      1,205,926        249,402      1,288,158       282,108      7,831,677         360,232        987,057         3,947
-----------------------------------------------------------------------------------------------------------------------------------
         --        420,248      2,287,397        529,882        89,165        911,539         731,538        384,652            --
-----------------------------------------------------------------------------------------------------------------------------------
$   809,724   $  1,626,174   $  2,536,799   $  1,818,040   $   371,273   $  8,743,216   $   1,091,770   $  1,371,709   $     3,947
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                                          RYDEX
                                                                  PIONEER VARIABLE                                       VARIABLE
                                                             CONTRACTS TRUST (CONTINUED)       ROYCE CAPITAL FUND         TRUST
                                                             ---------------------------   -------------------------   ------------
                                                                                                                           CLS
                                                              SMALL CAP      STRATEGIC                                 ADVISORONE
                                                                VALUE          INCOME       MICRO-CAP     SMALL-CAP      AMERIGO
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $       114   $     155,088   $    29,927   $     1,359   $    20,549
Expenses:
   Mortality and expense risk fees .......................            --              --         1,095         1,563            --
   Administrative fees ...................................            --              --           143           204            --
-----------------------------------------------------------------------------------------------------------------------------------
      Total expenses .....................................            --              --         1,238         1,767            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................           114         155,088        28,689          (408)       20,549
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................           (23)          9,895        83,667        45,153        21,254
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............           307           2,935        49,036        38,865       137,576
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............         4,992           8,481       121,495        79,361        70,360
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................         5,276          21,311       254,198       163,379       229,190
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (15,106)          2,468      (318,706)     (282,549)      268,282
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $    (9,716)  $     178,867   $   (35,819)  $  (119,578)  $   518,021
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

===================================================================================================================================
                                                                                                                          RYDEX
                                                                  PIONEER VARIABLE                                       VARIABLE
                                                             CONTRACTS TRUST (CONTINUED)       ROYCE CAPITAL FUND         TRUST
                                                             ---------------------------   -------------------------   ------------
                                                                                                                           CLS
                                                              SMALL CAP      STRATEGIC                                 ADVISORONE
                                                                VALUE          INCOME       MICRO-CAP     SMALL-CAP      AMERIGO
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $       114   $     155,088   $    28,689   $      (408)  $    20,549
   Net realized gain (loss) on investments in portfolio
      shares .............................................         5,276          21,311       254,198       163,379       229,190
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       (15,106)          2,468      (318,706)     (282,549)      268,282
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................        (9,716)        178,867       (35,819)     (119,578)      518,021
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ...       270,721       2,078,746       590,798     1,179,749       864,460
   Contract redemptions ..................................        (1,952)       (371,214)      (30,519)      (50,035)      (83,696)
   Net transfers .........................................        32,719       3,929,998       222,709       412,197     2,332,060
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................       301,488       5,637,530       782,988     1,541,911     3,112,824
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........       291,772       5,816,397       747,169     1,422,333     3,630,845
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................            --              --     1,373,536     1,248,920     2,084,352
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $   291,772   $   5,816,397   $ 2,120,705   $ 2,671,253   $ 5,715,197
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    CLS         ABSOLUTE
ADVISORONE       RETURN                       BASIC                       COMMODITIES      CONSUMER         DOW 2X
 CLERMONT      STRATEGIES     BANKING       MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*     PRODUCTS     STRATEGY (p)*   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
$    28,761   $    49,672   $     4,014   $      1,696   $          --   $          --   $     24,839   $       3,296   $        --

         --            --            --            157              --              --             --              36            45
         --            --            --             20              --              --             --               5             5
------------------------------------------------------------------------------------------------------------------------------------
         --            --            --            177              --              --             --              41            50
------------------------------------------------------------------------------------------------------------------------------------
     28,761        49,672         4,014          1,519              --              --         24,839           3,255           (50)
------------------------------------------------------------------------------------------------------------------------------------

      6,336        13,046       (53,008)       154,237           1,328          41,788        (18,120)        (28,872)       (6,937)

     83,690         7,993            --         55,815              --              --         66,546          33,003            --

    119,505         4,828            --         36,753              --              --         40,443           2,132            --
------------------------------------------------------------------------------------------------------------------------------------
    209,531        25,867       (53,008)       246,805           1,328          41,788         88,869           6,263        (6,937)
------------------------------------------------------------------------------------------------------------------------------------

   (176,640)      (49,641)       (5,449)       (78,526)         (6,407)         16,417        (79,765)        (31,597)      (47,894)
------------------------------------------------------------------------------------------------------------------------------------
$    61,652   $    25,898   $   (54,443)  $    169,798   $      (5,079)  $      58,205   $     33,943   $     (22,079)  $   (54,881)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
    CLS         ABSOLUTE
ADVISORONE       RETURN                       BASIC                       COMMODITIES      CONSUMER         DOW 2X
 CLERMONT      STRATEGIES     BANKING       MATERIALS    BIOTECHNOLOGY   STRATEGY (o)*     PRODUCTS     STRATEGY (p)*   ELECTRONICS
------------------------------------------------------------------------------------------------------------------------------------
$    28,761   $    49,672   $     4,014   $      1,519   $          --   $          --   $     24,839   $       3,255   $       (50)
    209,531        25,867       (53,008)       246,805           1,328          41,788         88,869           6,263        (6,937)

   (176,640)      (49,641)       (5,449)       (78,526)         (6,407)         16,417        (79,765)        (31,597)      (47,894)
------------------------------------------------------------------------------------------------------------------------------------
     61,652        25,898       (54,443)       169,798          (5,079)         58,205         33,943         (22,079)      (54,881)
------------------------------------------------------------------------------------------------------------------------------------

     30,470       280,487            --        211,988           3,142          30,088         12,328          36,458        10,717
    (31,832)      (89,306)         (287)       (62,394)        (28,592)        (45,903)        (4,048)        (18,002)      (48,213)
    816,223       771,430      (106,816)     1,260,220         200,701         279,688        565,956          79,664       465,679
------------------------------------------------------------------------------------------------------------------------------------

    814,861       962,611      (107,103)     1,409,814         175,251         263,873        574,236          98,120       428,183
------------------------------------------------------------------------------------------------------------------------------------
    876,513       988,509      (161,546)     1,579,612         170,172         322,078        608,179          76,041       373,302
------------------------------------------------------------------------------------------------------------------------------------
    583,540       347,141       210,665        154,593          33,898          67,497        306,400         355,660         6,163
------------------------------------------------------------------------------------------------------------------------------------
$ 1,460,053   $ 1,335,650   $    49,119   $  1,734,205   $     204,070   $     389,575   $    914,579   $     431,701   $   379,465
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                                                          ESSENTIAL     ESSENTIAL       ESSENTIAL
                                                                            ENERGY        PORTFOLIO     PORTFOLIO       PORTFOLIO
                                                             ENERGY        SERVICES      AGGRESSIVE    CONSERVATIVE      MODERATE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................   $         --   $         --   $        839   $      5,341   $       2,213
Expenses:
   Mortality and expense risk fees ....................            634            119             --             --              --
   Administrative fees ................................             82             15             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................            716            134             --             --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............           (716)          (134)           839          5,341           2,213
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................        155,117        138,149          1,863         (1,447)         (1,643)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............          3,499          2,236            112          2,296             148
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............        147,412         87,344             19             80             122
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................        306,028        227,729          1,994            929          (1,373)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................         26,170         28,532             43         (8,601)            157
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ................................   $    331,482   $    256,127   $      2,876   $     (2,331)  $         997
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                          --------------------------------------------------------------------------
                                                                                          ESSENTIAL      ESSENTIAL      ESSENTIAL
                                                                            ENERGY        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                             ENERGY        SERVICES      AGGRESSIVE    CONSERVATIVE      MODERATE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................   $       (716)  $       (134)  $        839   $      5,341   $       2,213
   Net realized gain (loss) on investments in
      portfolio shares ................................        306,028        227,729          1,994            929          (1,373)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............         26,170         28,532             43         (8,601)            157
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................        331,482        256,127          2,876         (2,331)            997
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ............................        335,152        230,048          4,309             24          13,930
   Contract redemptions ...............................       (138,643)      (116,271)          (268)           (90)        (39,585)
   Net transfers ......................................      1,154,475      1,599,264         21,690         55,867          81,786
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................      1,350,984      1,713,041         25,731         55,801          56,131
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........      1,682,466      1,969,168         28,607         53,470          57,128
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        592,945        277,674             --        148,494          39,700
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................   $  2,275,411   $  2,246,842   $     28,607   $    201,964   $      96,828
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         INVERSE
                                 GOVERNMENT                                              INVERSE        GOVERNMENT       INVERSE
EUROPE 1.25X     FINANCIAL        LONG BOND        HEALTH      HEDGED                    DOW 2X         LONG BOND        MID-CAP
STRATEGY (q)*    SERVICES    1.2X STRATEGY (r)*     CARE       EQUITY      INTERNET   STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*
------------------------------------------------------------------------------------------------------------------------------------
$      18,307   $    5,247   $           69,006  $      --   $   62,735   $      --   $       6,872   $         793   $       2,057

           37           --                   13         98           --           4              --              --              --
            5           --                    2         13           --           1              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
           42           --                   15        111           --           5              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
       18,265        5,247               68,991       (111)      62,735          (5)          6,872             793           2,057
------------------------------------------------------------------------------------------------------------------------------------

     (151,793)    (104,535)             194,840    (14,867)      (1,076)     (7,521)        (68,673)        (45,864)        (20,603)

       65,082       14,914                   --     21,330        8,275          --              --              --              --

        9,134       13,999                   --      1,121       11,955          --              --              --              --
------------------------------------------------------------------------------------------------------------------------------------
      (77,577)     (75,622)             194,840      7,584       19,154      (7,521)        (68,673)        (45,864)        (20,603)
------------------------------------------------------------------------------------------------------------------------------------

       (6,866)     (35,504)               9,998    (27,159)    (105,525)    (29,502)         28,406          (3,520)         (3,193)
------------------------------------------------------------------------------------------------------------------------------------
$     (66,178)  $ (105,879)  $          273,829  $ (19,686)  $  (23,636)  $ (37,028)  $     (33,395)  $     (48,591)  $     (21,739)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         INVERSE
                                 GOVERNMENT                                              INVERSE        GOVERNMENT       INVERSE
 EUROPE 1.25X    FINANCIAL        LONG BOND        HEALTH      HEDGED                     DOW 2X        LONG BOND        MID-CAP
STRATEGY (q)*    SERVICES    1.2X STRATEGY (r)*     CARE       EQUITY      INTERNET   STRATEGY (s)*   STRATEGY (t)*   STRATEGY (u)*
------------------------------------------------------------------------------------------------------------------------------------
$      18,265   $    5,247   $           68,991  $    (111)  $   62,735   $      (5)  $       6,872   $         793   $       2,057
      (77,577)     (75,622)             194,840      7,584       19,154      (7,521)        (68,673)        (45,864)        (20,603)

       (6,866)     (35,504)               9,998    (27,159)    (105,525)    (29,502)         28,406          (3,520)         (3,193)
------------------------------------------------------------------------------------------------------------------------------------
      (66,178)    (105,879)             273,829    (19,686)     (23,636)    (37,028)        (33,395)        (48,591)        (21,739)
------------------------------------------------------------------------------------------------------------------------------------

      336,734       23,598               90,491    104,758      251,666       1,643          24,897           1,053           3,753
      (76,919)     (15,373)             (74,573)   (40,042)     (45,253)     (2,175)         (1,943)         (4,930)            (63)
      297,190      150,613               20,264    434,551      685,063     477,039         943,726         (55,855)         89,459
------------------------------------------------------------------------------------------------------------------------------------

      557,005      158,838               36,182    499,267      891,476     476,507         966,680         (59,732)         93,149
------------------------------------------------------------------------------------------------------------------------------------
      490,827       52,959              310,011    479,581      867,840     439,479         933,285        (108,323)         71,410
------------------------------------------------------------------------------------------------------------------------------------
      411,525       96,381              135,070    157,616      323,797      44,993         115,894         165,396          44,149
------------------------------------------------------------------------------------------------------------------------------------
$     902,352   $  149,340   $          445,081  $ 637,197   $1,191,637   $ 484,472   $   1,049,179   $      57,073   $     115,559
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                            INVERSE         INVERSE         INVERSE
                                                         NASDAQ-100(R)    RUSSELL 2000      S&P 500       JAPAN 1.25X    LARGE-CAP
                                                         STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ..........................................  $     122,524   $      16,590   $      22,240   $      47,736   $       --
Expenses:
   Mortality and expense risk fees ....................            160              --              --              11           24
   Administrative fees ................................             21              --              --               1            3
------------------------------------------------------------------------------------------------------------------------------------
      Total expenses ..................................            181              --              --              12           27
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..............        122,343          16,590          22,240          47,724          (27)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .............................       (554,346)        (29,028)        (69,441)       (203,679)     (37,240)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ............             --              --              --              --        9,787
   Net realized long-term capital gain distributions
      from investments in portfolio shares ............             --              --              --              --        3,555
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ..........................       (554,346)        (29,028)        (69,441)       (203,679)     (23,898)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................          4,985           7,627           2,948          41,669        3,941
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ................................  $    (427,018)  $      (4,811)  $     (44,253)  $    (114,286)  $  (19,984)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                               RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                            INVERSE         INVERSE         INVERSE
                                                         NASDAQ-100(R)    RUSSELL 2000      S&P 500       JAPAN 1.25X     LARGE-CAP
                                                         STRATEGY (v)*   STRATEGY (w)*   STRATEGY (x)*   STRATEGY (y)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................  $     122,343   $      16,590   $      22,240   $      47,724   $      (27)
   Net realized gain (loss) on investments in
      portfolio shares ................................       (554,346)        (29,028)        (69,441)       (203,679)     (23,898)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ..............          4,985           7,627           2,948          41,669        3,941
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...................................       (427,018)         (4,811)        (44,253)       (114,286)     (19,984)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments
      (including breakage) ............................            995           4,645          10,012           6,256       64,034
   Contract redemptions ...............................        (61,852)        (98,685)        (69,568)        (14,359)     (51,493)
   Net transfers ......................................        483,404         218,112         494,217         (74,976)     375,409
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ................        422,547         124,072         434,661         (83,079)     387,950
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ........         (4,471)        119,261         390,408        (197,365)     367,966
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................        326,879         193,551          22,281         316,320      223,534
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .................  $     322,408   $     312,812   $     412,689   $     118,955   $  591,500
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 LARGE-CAP                MID CAP 1.5X     MID-CAP       MID-CAP     MULTI-CAP               NASDAQ-100(R) 2X
   VALUE      LEISURE    STRATEGY (z)*      GROWTH        VALUE     CORE EQUITY     NOVA      STRATEGY (aa)*    NASDAQ-100(r) (AN)*
------------------------------------------------------------------------------------------------------------------------------------
$    5,153   $      --   $      14,215   $        --   $    6,839   $       187  $   9,025   $         10,150   $               669

       168          79             673             3            1            --        126                 54                   662
        21          10              88            --            1            --         16                  7                    86
------------------------------------------------------------------------------------------------------------------------------------
       189          89             761             3            2            --        142                 61                   748
------------------------------------------------------------------------------------------------------------------------------------
     4,964         (89)         13,454            (3)       6,837           187      8,883             10,089                   (79)
------------------------------------------------------------------------------------------------------------------------------------

    22,054     (27,056)       (392,762)     (180,652)      29,317         5,006    (23,954)        (1,348,545)              501,559

    24,185      10,174          30,653        22,250           --         1,631         --                 --                    --

    13,978       3,003          76,768        19,186          331           855         --                 --                    --
------------------------------------------------------------------------------------------------------------------------------------
    60,217     (13,879)       (285,341)     (139,216)      29,648         7,492    (23,954)        (1,348,545)              501,559
------------------------------------------------------------------------------------------------------------------------------------

   (48,090)     (7,873)        (25,271)        8,362        1,698        (6,164)   (54,935)           (42,574)              (24,130)
------------------------------------------------------------------------------------------------------------------------------------
$   17,091   $ (21,841)  $    (297,158)  $  (130,857)  $   38,183   $     1,515  $ (70,006)  $     (1,381,030)  $           477,350
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
 LARGE-CAP                MID CAP 1.5X     MID-CAP       MID-CAP     MULTI-CAP               NASDAQ-100(R) 2X
   VALUE      LEISURE    STRATEGY (z)*      GROWTH        VALUE     CORE EQUITY     NOVA      STRATEGY (aa)*    NASDAQ-100(R) (AN)*
------------------------------------------------------------------------------------------------------------------------------------
$    4,964   $     (89)  $      13,454   $        (3)  $    6,837   $       187  $   8,883   $         10,089   $               (79)
    60,217     (13,879)       (285,341)     (139,216)      29,648         7,492    (23,954)        (1,348,545)              501,559

   (48,090)     (7,873)        (25,271)        8,362        1,698        (6,164)   (54,935)           (42,574)              (24,130)
------------------------------------------------------------------------------------------------------------------------------------
    17,091     (21,841)       (297,158)     (130,857)      38,183         1,515    (70,006)        (1,381,030)              477,350
------------------------------------------------------------------------------------------------------------------------------------

   133,816       3,293         379,873        28,394       82,952        22,680     80,616             50,994                52,232
  (102,336)    (21,729)       (233,941)      (53,260)     (38,521)         (223)   (10,672)          (267,068)              (16,882)
  (371,014)   (371,357)     (1,163,877)    1,204,835     (417,102)        5,061    (13,130)         3,373,726               271,198
------------------------------------------------------------------------------------------------------------------------------------

  (339,534)   (389,793)     (1,017,945)    1,179,969     (372,671)       27,518     56,814          3,157,652               306,548
------------------------------------------------------------------------------------------------------------------------------------
  (322,443)   (411,634)     (1,315,103)    1,049,112     (334,488)       29,033    (13,192)         1,776,622               783,898
------------------------------------------------------------------------------------------------------------------------------------
   553,487     475,746       1,863,451       112,791      642,539            --    721,431          1,179,101                91,345
------------------------------------------------------------------------------------------------------------------------------------
$  231,044   $  64,112   $     548,348   $ 1,161,903   $  308,051   $    29,033  $ 708,239   $      2,955,723   $           875,243
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                        RUSSELL         RUSSELL
                                                               PRECIOUS       REAL                      2000 1.5X       2000 2X
                                                                METALS       ESTATE      RETAILING   STRATEGY (ab)*  STRATEGY (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...  $        --  $     4,884  $        --  $        3,091  $           30
Expenses:
   Mortality and expense risk fees .........................            2           --           --             703              --
   Administrative fees .....................................           --           --           --              91              --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ........................................            2           --           --             794              --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .....................           (2)       4,884           --           2,297              30
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................       52,591     (234,423)      (5,023)       (289,017)        (73,969)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................           --       12,181        5,150              --           1,335
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................           --       12,181        9,870          10,375              --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ............................................       52,591     (210,061)       9,997        (278,642)        (72,634)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .........................     (135,870)     (30,026)     (17,444)        (47,022)        (19,525)
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ........................................  $   (83,281) $  (235,203) $    (7,447) $     (323,367) $      (92,129)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                 RYDEX VARIABLE TRUST (CONTINUED)
                                                              ----------------------------------------------------------------------
                                                                                                        RUSSELL         RUSSELL
                                                               PRECIOUS       REAL                      2000 1.5X       2000 2X
                                                                METALS       ESTATE      RETAILING   STRATEGY (ab)*  STRATEGY (ac)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $        (2) $     4,884  $        --  $        2,297  $           30
   Net realized gain (loss) on investments in portfolio
     shares ................................................       52,591     (210,061)       9,997        (278,642)        (72,634)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ....................     (135,870)     (30,026)     (17,444)        (47,022)        (19,525)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations .....................................      (83,281)    (235,203)      (7,447)       (323,367)        (92,129)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) .....      256,461       30,653        1,643         122,683              (1)
   Contract redemptions ....................................     (217,052)    (102,913)        (171)        (54,619)         (3,575)
   Net transfers ...........................................    1,234,664      115,259      (10,736)     (4,384,299)        719,281
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ................................    1,274,073       42,999       (9,264)     (4,316,235)        715,705
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ...............    1,190,792     (192,204)     (16,711)     (4,639,602)        623,576
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    1,435,225      374,624       42,228       4,770,084              --
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .........................  $ 2,626,017  $   182,420  $    25,517  $      130,482  $      623,576
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    U.S.
                                                   STRENGTHENING                                                GOVERNMENT
  S&P 500 2X       SECTOR    SMALL-CAP  SMALL-CAP    DOLLAR 2X                      TELE-                          MONEY
STRATEGY (ad)*    ROTATION     GROWTH     VALUE    STRATEGY (ae)*   TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION     MARKET
----------------------------------------------------------------------------------------------------------------------------
$        4,414  $        --  $      --  $   1,389  $           --  $       --  $          636  $           --  $    451,114

            56           --         10         80              --         167              28             238         1,842
             7           --          1         10              --          22               4              31           241
----------------------------------------------------------------------------------------------------------------------------
            63           --         11         90              --         189              32             269         2,083
----------------------------------------------------------------------------------------------------------------------------
         4,351           --        (11)     1,299              --        (189)            604            (269)      449,031
----------------------------------------------------------------------------------------------------------------------------

       (83,230)      49,467    (59,560)  (108,881)        (16,498)    (82,605)          6,282             (68)           --

        37,931       65,898     48,887     58,704              --          --              --              --            --

         9,280       27,327     34,613     40,874              --          --              --          68,722            --
----------------------------------------------------------------------------------------------------------------------------
       (36,019)     142,692     23,940     (9,303)        (16,498)    (82,605)          6,282          68,654            --
----------------------------------------------------------------------------------------------------------------------------

         3,594      (24,568)   (69,433)   (91,860)         (5,314)     (5,381)        (21,972)        (80,123)           --
----------------------------------------------------------------------------------------------------------------------------
$      (28,074) $   118,124  $ (45,504) $ (99,864) $      (21,812) $  (88,175) $      (15,086) $      (11,738) $    449,031
============================================================================================================================

============================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                    U.S.
                                                   STRENGTHENING                                                GOVERNMENT
  S&P 500 2X       SECTOR    SMALL-CAP  SMALL-CAP    DOLLAR 2X                      TELE-                          MONEY
STRATEGY (ad)*    ROTATION     GROWTH     VALUE    STRATEGY (ae)*   TECHNOLOGY  COMMUNICATIONS  TRANSPORTATION     MARKET
----------------------------------------------------------------------------------------------------------------------------
$        4,351  $        --  $     (11) $   1,299  $           --  $     (189) $          604  $         (269) $    449,031
       (36,019)     142,692     23,940     (9,303)        (16,498)    (82,605)          6,282          68,654            --

         3,594      (24,568)   (69,433)   (91,860)         (5,314)     (5,381)        (21,972)        (80,123)           --
----------------------------------------------------------------------------------------------------------------------------
       (28,074)     118,124    (45,504)   (99,864)        (21,812)    (88,175)        (15,086)        (11,738)      449,031
----------------------------------------------------------------------------------------------------------------------------

       796,182      260,160    136,169    126,876           3,872          --           9,473              --    20,416,033
      (740,137)     (15,236)   (34,284)   (56,897)           (202)    (30,874)        (31,642)         (6,219)   (3,649,623)
       115,234      705,417    409,608   (226,618)        301,356     357,163         397,225         104,584   (16,194,324)
----------------------------------------------------------------------------------------------------------------------------

       171,279      950,341    511,493   (156,639)        305,026     326,289         375,056          98,365       572,086
----------------------------------------------------------------------------------------------------------------------------
       143,205    1,068,465    465,989   (256,503)        283,214     238,114         359,970          86,627     1,021,117
----------------------------------------------------------------------------------------------------------------------------
       992,346      265,564    268,812    710,632              --      40,178           9,965          36,028    14,139,461
----------------------------------------------------------------------------------------------------------------------------
$    1,135,551  $ 1,334,029  $ 734,801  $ 454,129  $      283,214  $  278,292  $      369,935  $      122,655  $ 15,160,578
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                      T. ROWE PRICE
                                                        RYDEX VARIABLE TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     EQUITY SERIES
                                                        --------------------------------  --------------------------  --------------
                                                                            WEAKENING     COMMUNICATIONS
                                                                            DOLLAR 2X          AND          GLOBAL     BLUE CHIP
                                                         UTILITIES        STRATEGY (af)*   INFORMATION    TECHNOLOGY   GROWTH II
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..........................................  $      23,634   $         42,327  $           --  $       --  $       4,508
Expenses:
   Mortality and expense risk fees ...................              5                 --              61          63             --
   Administrative fees ...............................              1                 --               8           8             --
------------------------------------------------------------------------------------------------------------------------------------
     Total expenses ..................................              6                 --              69          71             --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...............         23,628             42,327             (69)        (71)         4,508
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .............................        (83,664)            58,924         115,050      23,803        132,145
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............         74,686                 --              --          --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............         84,763                 --              --          --             --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ............................         75,785             58,924         115,050      23,803        132,145
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................        (81,124)           (37,337)        (20,349)     (4,597)        63,168
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ..................................  $      18,289   $         63,914  $       94,632  $   19,135  $     199,821
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================
                                                                                                                      T. ROWE PRICE
                                                        RYDEX VARIABLE TRUST (CONTINUED)      SELIGMAN PORTFOLIOS     EQUITY SERIES
                                                        --------------------------------  --------------------------  --------------
                                                                            WEAKENING     COMMUNICATIONS
                                                                            DOLLAR 2X          AND          GLOBAL     BLUE CHIP
                                                         UTILITIES        STRATEGY (af)*   INFORMATION    TECHNOLOGY   GROWTH II
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................  $      23,628   $         42,327  $          (69) $      (71) $       4,508
   Net realized gain (loss) on investments in
     portfolio shares ................................         75,785             58,924         115,050      23,803        132,145
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ..........................................        (81,124)           (37,337)        (20,349)     (4,597)        63,168
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ....................................         18,289             63,914          94,632      19,135        199,821
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including
     breakage) .......................................        152,455             13,387         206,841      25,749      3,358,857
   Contract redemptions ..............................       (114,173)           (49,684)        (26,426)     (3,016)       (42,522)
   Net transfers .....................................        974,701             (7,257)       (546,476)    168,851      1,287,063
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .................      1,012,983            (43,554)       (366,061)    191,584      4,603,398
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .........      1,031,272             20,360        (271,429)    210,719      4,803,219
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................        267,176            273,732         722,791      96,637        843,339
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...................  $   1,298,448   $        294,092  $      451,362  $  307,356  $   5,646,558
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================
                              T. ROWE     THIRD AVENUE
      T. ROWE PRICE         PRICE FIXED     VARIABLE
EQUITY SERIES (CONTINUED)  INCOME SERIES  SERIES TRUST              VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------  -------------  ------------  ----------------------------------------------------------
   EQUITY       HEALTH      LIMITED-TERM                 ABSOLUTE               EMERGING      HARD        REAL
 INCOME II    SCIENCES II   BOND II (k)*     VALUE        RETURN      BOND      MARKETS      ASSETS      ESTATE
------------------------------------------------------------------------------------------------------------------
$     37,380  $        --  $       1,015  $    142,839  $   4,549  $  54,209      $ 8,939  $   2,118  $    11,775

          --           --             --         1,542         --         41        2,173         47          393
          --           --             --           201         --          5          284          6           51
------------------------------------------------------------------------------------------------------------------
          --           --             --         1,743         --         46        2,457         53          444
------------------------------------------------------------------------------------------------------------------
      37,380           --          1,015       141,096      4,549     54,163        6,482      2,065       11,331
------------------------------------------------------------------------------------------------------------------

     115,475       68,738            119        28,145      6,354      4,426    1,026,774    344,266       47,566

      17,143       57,035             --         6,089      7,392         --      139,289     61,325          288

     180,110       63,616             --       405,582      8,245         --      213,774    145,288      113,149
------------------------------------------------------------------------------------------------------------------
     312,728      189,389            119       439,816     21,991      4,426    1,379,837    550,879      161,003
------------------------------------------------------------------------------------------------------------------

    (388,150)     (51,890)           480    (1,095,370)   (15,857)    77,681      (94,603)   355,345     (246,284)
------------------------------------------------------------------------------------------------------------------
$    (38,042) $   137,499  $       1,614  $   (514,458) $  10,683  $ 136,270  $ 1,291,716  $ 908,289  $   (73,950)
==================================================================================================================

=======================================================================================================================
                              T. ROWE     THIRD AVENUE
      T. ROWE PRICE         PRICE FIXED     VARIABLE
EQUITY SERIES (CONTINUED)  INCOME SERIES  SERIES TRUST              VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------  -------------  ------------  ---------------------------------------------------------------
   EQUITY       HEALTH      LIMITED-TERM                 ABSOLUTE                  EMERGING       HARD        REAL
 INCOME II    SCIENCES II   BOND II (k)*     VALUE        RETURN        BOND       MARKETS       ASSETS      ESTATE
-----------------------------------------------------------------------------------------------------------------------
$     37,380  $        --  $       1,015  $    141,096  $    4,549  $    54,163  $     6,482  $     2,065  $    11,331
     312,728      189,389            119       439,816      21,991        4,426    1,379,837      550,879      161,003

    (388,150)     (51,890)           480    (1,095,370)    (15,857)      77,681      (94,603)     355,345     (246,284)
-----------------------------------------------------------------------------------------------------------------------
     (38,042)     137,499          1,614      (514,458)     10,683      136,270    1,291,716      908,289      (73,950)
-----------------------------------------------------------------------------------------------------------------------

   2,445,954      237,559         39,808     2,928,470      56,452      754,728      771,537    1,049,474      593,407
     (86,477)      (7,483)          (385)     (186,257)    (12,560)     (63,751)     (57,028)    (180,399)     (22,055)
     451,117      913,371         62,804     1,971,139    (229,419)     469,134     (292,505)     376,804      392,082
-----------------------------------------------------------------------------------------------------------------------

   2,810,594    1,143,447        102,227     4,713,352    (185,527)   1,160,111      422,004    1,245,879      963,434
-----------------------------------------------------------------------------------------------------------------------
   2,772,552    1,280,946        103,841     4,198,894    (174,844)   1,296,381    1,713,720    2,154,168      889,484
-----------------------------------------------------------------------------------------------------------------------
   1,380,854      378,211             --     3,484,920     492,813      846,942    1,812,910    2,472,848    1,100,472
-----------------------------------------------------------------------------------------------------------------------
$  4,153,406  $ 1,659,157  $     103,841  $  7,683,814  $  317,969  $ 2,143,323  $ 3,526,630  $ 4,627,016  $ 1,989,956
=======================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==============================================================================================================================
                                                                                            WELLS FARGO
                                                                                         ADVANTAGE VT FUNDS
                                                                                      -----------------------
                                                                                                                   COMBINED
                                                                                      DISCOVERY   OPPORTUNITY       TOTAL
-------------------------------------------------------------------------------------------------------------   --------------
Investment income:
   Income dividends from investments in portfolio shares ..........................   $      --   $     2,315   $   6,946,873
Expenses:
   Mortality and expense risk fees ................................................       2,742           948          48,971
   Administrative fees ............................................................         358           123           6,386
-------------------------------------------------------------------------------------------------------------   --------------
      Total expenses ..............................................................       3,100         1,071          55,357
-------------------------------------------------------------------------------------------------------------   --------------
         Net investment income (expense) ..........................................      (3,100)        1,244       6,891,516
-------------------------------------------------------------------------------------------------------------   --------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments in portfolio shares ........     145,584        18,781       2,251,036
   Net realized short-term capital gain distributions from investments in
      portfolio shares ............................................................          --         7,065       2,097,480
   Net realized long-term capital gain distributions from investments in
      portfolio shares ............................................................          --        47,185       5,391,747
-------------------------------------------------------------------------------------------------------------   --------------
         Net realized gain (loss) on investments in portfolio shares ..............     145,584        73,031       9,740,263
-------------------------------------------------------------------------------------------------------------   --------------
   Net change in unrealized appreciation (depreciation) of investments in
      portfolio shares ............................................................      25,966       (57,263)     (6,270,344)
-------------------------------------------------------------------------------------------------------------   --------------
            Net increase (decrease) in net assets from operations .................   $ 168,450   $    17,012   $  10,361,435
=============================================================================================================   ==============

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2007

==============================================================================================================================
                                                                                            WELLS FARGO
                                                                                         ADVANTAGE VT FUNDS
                                                                                      ------------------------
                                                                                                                     COMBINED
                                                                                      DISCOVERY    OPPORTUNITY        TOTAL
------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................................   $  (3,100)  $     1,244   $   6,891,516
   Net realized gain (loss) on investments in portfolio shares ....................     145,584        73,031       9,740,263
   Net change in unrealized appreciation (depreciation) of investments
      in portfolio shares .........................................................      25,966       (57,263)     (6,270,344)
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....................     168,450        17,012      10,361,435
------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments (including breakage) ............................     122,642        92,447     197,240,416
   Contract redemptions ...........................................................     (34,129)      (44,690)    (23,939,961)
   Net transfers ..................................................................      50,417       (14,272)       (176,087)
------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract owners' transactions ....     138,930        33,485     173,124,368
------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................................     307,380        50,497     183,485,803
------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................................     677,460       294,175     150,844,498
------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................................   $ 984,840   $   344,672   $ 334,330,301
==============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

================================================================================

(1) GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument, Monument Advisor AK AZ CA CO FL MI MO OH SC ("Monument Advisor Limited") and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      The Monument and Monument Advisor Limited are no longer offered effective December 13, 2005 and May 1, 2005, respectively.

      As of June 30, 2006, all outstanding shares of the Company were owned by JNF Holding Company, Inc. ("JNF Holdings"), an insurance holding company. Effective July 1, 2006, by way of the "Reorganization and Contribution Agreement" adopted by the Board of Directors of Inviva, Inc. (ultimate parent in 2006 and current shareholder) and accepted by the Board of Directors of JNF Holdings, all of the outstanding common stock of the Company was contributed from JNF Holdings to a new holding company, Jefferson National Financial Corp. ("JNFC") and from then forward the Company is wholly-owned by JNFC.

      As of December 31, 2007, JNFC was a subsidiary of Inviva, Inc. and JNF Holdings, collectively. As of January 3, 2008, Inviva, Inc. completed a restructuring transaction whereby it exchanged $111.5 million of debt ($91.5 million principal and $20 million accrued interest) for (a) cash and new debt of approximately $9 million and $7.6 million, including future interest payments, respectively; and (b) a portion of its equity interest in JNFC. The new debt resides at JNFC, but will ultimately be serviced by the Company at an annual cost of approximately $0.3 million to $0.5 million. On January 2, 2008, to facilitate the restructuring, the Company paid a $3.6 million extraordinary distribution, which was approved by the Texas Department of Insurance. As of December 31, 2008, Inviva, Inc. remains a shareholder of JNFC through direct and indirect investments.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.

      The following Variable Account investment options are available with only certain variable annuities offered through Account G.:

AIM VARIABLE INSURANCE FUNDS
   Basic Value Fund Series II
   Capital Development Series I
   Core Equity Fund Series I
   Financial Services Fund Series I
   Global Health Care Fund Series I
   Global Real Estate Fund Series I
   Government Securities Series I
   High Yield Fund Series I
   International Growth Series I
   Mid Cap Core Equity Fund Series II
   Technology Fund Series I

THE ALGER AMERICAN FUND
   Capital Appreciation Portfolio
   LargeCap Growth Portfolio
   MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
   Growth and Income Portfolio - Class A
   International Growth Portfolio - Class B
   International Value Portfolio - Class B
   Small Cap Growth Portfolio - Class B
   Small-Mid Cap Value Portfolio - Class B

ALPS VARIABLE INSURANCE TRUST
   AVS Listed Private Equity Portfolio - Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Balanced Fund
   Income & Growth Fund
   Inflation Protection Fund
   International Fund
   Large Company Value Fund
   Ultra Fund
   Value Fund
   Vista Fund

CREDIT SUISSE TRUST
   Commodity Return Strategy Portfolio

DIREXION INSURANCE TRUST
   Dynamic VP HY Bond Fund
   Evolution VP All Cap Equity Fund
   Evolution VP Managed Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio

FEDERATED INSURANCE SERIES
   Capital Income Fund II
   High Income Bond Fund II
   International Equity Fund II
   Kaufmann Fund II
   Market Opportunity Fund II

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio Ibbotson Balanced ETF Asset Allocation Portfolio
   Ibbotson Conservative ETF Asset Allocation Portfolio Ibbotson Growth ETF Asset Allocation Portfolio
   Ibbotson Income & Growth ETF Asset Allocation Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

FIRST EAGLE VARIABLE FUNDS
   Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
   Global Real Estate Securities II Fund
   High Income Securities II Fund
   Income Securities II Fund
   Mutual Share Securities II Fund
   Strategic Income Securities II Fund
   Templeton Global Income Securities II Fund
   U.S. Government II Fund

JANUS ASPEN SERIES - INSTITUTIONAL SHARES
   Balanced Portfolio
   Forty Portfolio
   Global Sciences Portfolio
   Growth and Income Portfolio
   Large Cap Growth Portfolio
   Mid Cap Growth Portfolio
   Perkins Mid Cap Value Portfolio
   Worldwide Growth Portfolio

JANUS ASPEN SERIES - SERVICE SHARES
   INTECH Risk-Managed Core Portfolio
   Perkins Small Company Value Portfolio

LAZARD RETIREMENT SERIES, INC.
   Emerging Markets Portfolio
   International Equity Portfolio
   US Small Cap Equity Portfolio
   US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
   Aggressive Growth Portfolio
   Capital and Income Portfolio
   Fundamental Value Portfolio
   Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
   Global High Yield Bond Portfolio
   Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
   America's Value Portfolio
   Bond Debenture Portfolio
   Growth and Income Portfolio
   International Portfolio
   Large Cap Core Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST
   Bond Index Fund
   International Index Fund
   Mid Cap Index Fund
   S&P 500 Index Fund
   Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Mid-Cap Growth Portfolio
   Partners Portfolio
   Regency Portfolio
   Short Duration Bond Portfolio
   Small-Cap Growth Portfolio
   Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
   Changing Parameters Portfolio
   JNF Balanced Portfolio
   JNF Equity Portfolio
   JNF Loomis Sayles Bond Portfolio
   JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
   All Asset Portfolio
   CommodityRealReturn Strategy Portfolio
   Emerging Markets Bond Portfolio
   Foreign Bond US Dollar Hedged Portfolio
   Foreign Bond US Dollar Unhedged Portfolio
   Global Bond Unhedged Portfolio
   High Yield Portfolio
   Long Term US Government Portfolio
   Low Duration Portfolio
   RealEstateRealReturn Portfolio
   Real Return Portfolio
   Short-Term Portfolio
   Small Cap StocksPLUS(R) Total Return PortfoliO
   StocksPLUS(R) Total Return Portfolio
   Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
   Bond Portfolio
   Cullen Value Portfolio
   Emerging Markets Portfolio
   Equity Income Portfolio
   Fund Portfolio
   Global High Yield Portfolio
   High Yield Portfolio
   International Value Portfolio
   Mid Cap Value Portfolio
   Small Cap Value Portfolio
   Strategic Income Portfolio

ROYCE CAPITAL FUND
   Micro-Cap Portfolio
   Small-Cap Portfolio

RYDEX VARIABLE TRUST
   CLS AdvisorOne Amerigo Fund
   CLS AdvisorOne Clermont Fund
   Absolute Return Strategies Fund
   Alternative Strategies Allocation Fund
   Banking Fund
   Basic Materials Fund
   Biotechnology Fund
   Commodities Strategy Fund
   Consumer Products Fund
   Dow 2X Strategy Fund
   Electronics Fund
   Energy Fund
   Energy Services Fund
   Essential Portfolio Aggressive Fund
   Essential Portfolio Conservative Fund
   Essential Portfolio Moderate Fund
   Europe 1.25X Strategy Fund
   Financial Services Fund
   Government Long Bond 1.2X Strategy Fund
   Health Care Fund
   Hedged Equity Fund
   International Rotation Fund
   Internet Fund
   Inverse Dow 2X Strategy Fund
   Inverse Government Long Bond Strategy Fund
   Inverse Mid-Cap Strategy Fund
   Inverse NASDAQ-100(R) Strategy Fund
   Inverse Russell 2000 Strategy Fund
   Inverse S&P 500 Strategy Fund
   Japan 1.25X Strategy Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

   Large-Cap Growth Fund
   Large-Cap Value Fund
   Leisure Fund
   Managed Futures Fund
   Mid Cap 1.5X Strategy Fund
   Mid-Cap Growth Fund
   Mid-Cap Value Fund
   Multi-Cap Core Equity Fund
   NASDAQ-100(R) 2X Strategy FunD
   NASDAQ-100(R) Fund
   Nova Fund
   Precious Metals Fund
   Real Estate Fund
   Retailing Fund
   Russell 2000 1.5X Strategy Fund
   Russell 2000 2X Strategy Fund
   S&P 500 2X Strategy Fund
   Sector Rotation Fund
   Small-Cap Growth Fund
   Small-Cap Value Fund
   Strengthening Dollar 2X Strategy Fund
   Technology Fund
   Telecommunications Fund
   Transportation Fund
   U.S. Government Money Market Fund
   Utilities Fund
   Weakening Dollar 2X Strategy Fund

SELIGMAN PORTFOLIOS, INC.,
   Communications and Information Portfolio - Class 2
   Global Technology Portfolio - Class 2
   Large-Cap Value Portfolio - Class 1
   Smaller-Cap Value Portfolio - Class 1

T. ROWE PRICE EQUITY SERIES, INC.
   Blue Chip Growth Portfolio II
   Equity Income Portfolio II
   Health Science Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.
   Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST
   Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
   Absolute Return Fund
   Bond Fund
   Emerging Markets Fund
   Hard Assets Fund
   Real Estate Fund

VANGUARD VARIABLE INSURANCE FUND
   Balanced Portfolio
   Capital Growth Portfolio
   Diversified Value Portfolio
   Equity Index Portfolio
   International Portfolio
   Small Company Growth Portfolio
   Short-Term Investment Grade Portfolio
   Total Bond Market Index Portfolio
   Total Stock Market Index Portfolio

WELLS FARGO ADVANTAGE VT FUNDS
   Discovery Fund
   Opportunity Fund
   Small-Mid Cap Value Fund

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. For the year ended December 31, 2008, breakage resulted in an expense of

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

$8,599 and for the year ended December 31, 2007, breakage resulted in income of $12,538.

(3) FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account G adopted Statement of Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. SFAS 157 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account G. Unobservable inputs are inputs that reflect Account G's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o Level 1-  Observable inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks and mutual funds.

      o Level 2-  Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

      o Level 3-  Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account G includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                          Quoted
                                         prices in    Significant
                                      Active Markets      Other     Significant
                                      for Identical    Observable  Unobservable
                        Total As of       Assets         Inputs       Inputs
                        12/31/2008      (Level 1)      (Level 2)    (Level 3)
--------------------------------------------------------------------------------
Assets:
   Mutual
   Funds               $ 364,378,530  $  364,378,530           --            --
--------------------------------------------------------------------------------
                       $ 364,378,530  $  364,738,530           --            --
                       =========================================================

(4) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $1,873,838,596 and $2,097,524,899 for the years ended December 31, 2008 and
2007, respectively. The aggregate proceeds from sales of investments in portfolio shares were $1,740,820,293 and $1,910,020,465 for the years ended December 31, 2008 and 2007, respectively.

(5) DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor and Monument Advisor Limited contract. These fees were $441,319 and $255,440 for the years ended December 31, 2008 and 2007, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. These fees were $37,990 and $48,971 for the years ended December 31, 2008 and 2007, respectively. The administrative expenses were $4,961 and $6,386 for the years ended December 31, 2008 and 2007, respectively.

      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $1,031 and $1,030 for the years ended December 31, 2008 and 2007, respectively.

      Effective May 1, 2007, the Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $30,964 and $3,299 for the years ended December 31, 2008 and 2007, respectively.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008 AND 2007

================================================================================

(6) FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      As the total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values, not all products are represented. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                        FUND DESCRIPTION               UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
 Basic Value Fund
   2008  Total .....................................      44                   $  269                   0.48%
         Monument Advisor ..........................      --      $ 6.08           --      -51.90%        --         N/A
         Monument ..................................      --        7.79           --      -52.53%        --        1.30%
   2007  Total .....................................      15                      192                   0.25%
         Monument Advisor ..........................      --       12.64           --        1.36%        --         N/A
         Monument ..................................      --       16.41           --        0.06%        --        1.30%
   2006  Total .....................................      9                       111                   0.11%
         Monument Advisor ..........................      --       12.47           --       12.95%        --         N/A
         Monument ..................................      --       16.40           --       11.49%        --        1.30%
   2005  Total .....................................      11                      119                   0.00%
         Monument Advisor ..........................      --       11.04           --        8.66%        --         N/A
         Inception May 4 ...........................      --       10.16           --         N/A        N/A         N/A
         Monument ..................................      --       14.71           --        4.03%        --        1.30%
   2004  Monument ..................................      --       14.14           --        9.43%      0.00%       1.30%
 Capital Development Fund
   2008  Total .....................................       1                        5                   0.00%
         Monument Advisor ..........................      --        5.23           --      -47.01%        --         N/A
   2007  Total .....................................      --                       --                   0.00%
         Monument Advisor ..........................      --        9.87           --        0.20%        --         N/A
         Inception November 9, 2007 ................      --        9.85           --         N/A        N/A         N/A
 Core Equity Fund
   2008  Total .....................................     146                    1,211                   8.69%
         Monument Advisor ..........................      --        8.28           --      -30.13%        --         N/A
         Monument ..................................      --        8.00           --      -31.03%        --        1.30%
   2007  Total .....................................      10                      113                   1.13%
         Monument Advisor ..........................      --       11.85           --        8.12%        --         N/A
         Monument ..................................      --       11.60           --        6.72%        --        1.30%
   2006  Total .....................................       8                       89                   1.60%
         Monument Advisor ..........................      --       10.96           --        9.16%        --         N/A
         Inception April 28 ........................      --       10.04           --         N/A        N/A         N/A
         Monument ..................................      --       10.87           --        8.27%        --        1.30%
         Inception April 28 ........................      --       10.04           --         N/A        N/A         N/A
 Financial Services Fund
   2008  Total .....................................       3                       13                   3.15%
         Monument Advisor ..........................      --        4.18           --      -59.42%        --         N/A
         Monument ..................................      --        4.13           --      -59.94%        --        1.30%
   2007  Total .....................................      --                        4                   1.19%
         Monument Advisor ..........................      --       10.30           --      -22.21%        --         N/A
         Monument ..................................      --       10.31           --      -23.23%        --        1.30%
   2006  Total .....................................       3                       45                   1.38%
         Monument Advisor ..........................      --       13.24           --       16.45%        --         N/A
         Monument ..................................      --       13.43           --       14.98%        --        1.30%
   2005  Total .....................................      14                      159                   5.72%
         Monument Advisor ..........................      --       11.37           --       11.04%        --         N/A
         Inception May 4 ...........................      --       10.24           --         N/A        N/A         N/A
         Monument ..................................      --       11.68           --        4.47%        --        1.30%
   2004  Monument ..................................      --       11.18           --        7.31%      0.00%       1.30%
 Global Health Care Fund
   2008  Total .....................................       5                       42                   0.00%
         Monument Advisor ..........................      --        9.47           --      -28.64%        --         N/A
         Monument ..................................      --        8.82           --      -29.50%        --        1.30%
   2007  Total .....................................      12                      159                   0.00%
         Monument Advisor ..........................      --       13.27           --       11.89%        --         N/A
         Monument ..................................      --       12.51           --       10.41%        --        1.30%
   2006  Total .....................................       3                       40                   0.00%
         Monument Advisor ..........................      --       11.86           --        5.24%        --         N/A
         Monument ..................................      --       11.33           --        3.85%        --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                        FUND DESCRIPTION               UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
 Global Health Care Fund (continued)
   2005  Total .....................................       1                   $   11                   0.00%
         Monument Advisor ..........................      --      $11.27           --       11.25%        --         N/A
         Inception May 4 ...........................      --       10.13           --         N/A        N/A         N/A
         Monument ..................................      --       10.91           --        6.75%        --        1.30%
   2004  Monument ..................................      --       10.22            3        6.18%      0.00%       1.30%
 Global Real Estate Fund
   2008  Total .....................................     231                    2,081                   5.93%
         Monument Advisor ..........................      --        8.74           --      -44.61%        --         N/A
         Monument ..................................      --       15.87           --      -45.35%        --        1.30%
   2007  Total .....................................     179                    2,967                   5.83%
         Monument Advisor ..........................      --       15.78           --       -5.57%        --         N/A
         Monument ..................................      --       29.04           --       -6.77%        --        1.30%
   2006  Total .....................................      90                    1,710                   3.33%
         Monument Advisor ..........................      --       16.71           --       42.58%        --         N/A
         Monument ..................................      --       31.15           --       40.76%        --        1.30%
   2005  Total .....................................      12                      230                   1.54%
         Monument Advisor ..........................      --       11.72           --       16.15%        --         N/A
         Inception May 4 ...........................      --       10.09           --         N/A        N/A         N/A
         Monument ..................................      --       22.13           --       12.79%        --        1.30%
   2004  Monument ..................................       5       19.62           92       34.79%      1.16%       1.30%
 Government Securities Fund
   2008  Total .....................................     189                    2,150                  10.21%
         Monument Advisor ..........................      --       11.37           --       12.24%        --         N/A
   2007  Total .....................................      --                       --                   0.00%
         Monument Advisor ..........................      --       10.13                    1.20%         --         N/A
         Inception November 9, 2007 ................      --       10.01           --         N/A        N/A         N/A
 High Yield Fund
   2008  Total .....................................     608                    5,293                   6.30%
         Monument Advisor ..........................      --        8.71           --      -25.68%        --         N/A
         Monument ..................................      --        8.75           --      -26.66%        --        1.30%
   2007  Total .....................................      64                      748                   1.47%
         Monument Advisor ..........................      --       11.72           --        1.30%        --         N/A
         Monument ..................................      --       11.93           --       -0.08%        --        1.30%
   2006  Total .....................................     224                    2,587                  13.90%
         Monument Advisor ..........................      --       11.57           --       10.72%        --         N/A
         Monument ..................................      --       11.94           --        9.24%        --        1.30%
   2005  Total .....................................     316                    3,302                  49.60%
         Monument Advisor ..........................      --       10.45           --        4.19%        --         N/A
         Inception May 4 ...........................      --       10.03           --         N/A        N/A         N/A
         Monument ..................................      --       10.93           --        1.39%        --        1.30%
   2004  Monument ..................................      --       10.78            4        8.12%      3.07%       1.30%
         Inception May 1 ...........................      --        9.97           --         N/A        N/A         N/A
 International Growth Fund
   2008  Total .....................................     152                      877                   0.76%
         Monument Advisor ..........................      --        5.76           --      -40.43%        --         N/A
   2007  Total .....................................       1                       12                   1.04%
         Monument Advisor ..........................      --        9.67           --       -1.43%        --         N/A
         Inception November 9, 2007 ................      --        9.81           --         N/A        N/A         N/A
 Mid Cap Core Equity Fund
   2008  Total .....................................      49                      464                   1.18%
         Monument Advisor ..........................      --        9.50           --      -28.68%        --         N/A
         Monument ..................................      --       12.26           --      -29.58%        --        1.30%
   2007  Total .....................................      35                      463                   0.06%
         Monument Advisor ..........................      --       13.32           --        9.27%        --         N/A
         Monument ..................................      --       17.41           --        7.87%        --        1.30%
   2006  Total .....................................       5                       57                   2.75%
         Monument Advisor ..........................      --       12.19           --       11.02%        --         N/A
         Monument ..................................      --       16.14           --        9.57%        --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                        FUND DESCRIPTION               UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
 Mid Cap Core Equity Fund (continued)
   2005  Total .....................................      --                   $   --                   0.00%
         Monument Advisor ..........................      --      $10.98           --        8.71%        --         N/A
         Inception May 4 ...........................      --       10.10           --         N/A        N/A         N/A
         Monument ..................................      --       14.73           --        5.90%        --        1.30%
   2004  Monument ..................................      --       13.91           --       12.06%      0.00%       1.30%
 Technology Fund
   2008  Total .....................................       1                        8                   0.00%
         Monument Advisor ..........................      --        7.66           --      -44.49%        --         N/A
         Monument ..................................      --        3.60           --      -45.29%        --        1.30%
   2007  Total .....................................       2                       29                   0.00%
         Monument Advisor ..........................      --       13.80                     7.64%        --         N/A
         Monument ..................................      --        6.58                     6.30%        --        1.30%
   2006  Total .....................................      22                      284                   0.00%
         Monument Advisor ..........................      --       12.82           --       10.52%        --         N/A
         Monument ..................................      --        6.19           --        8.98%        --        1.30%
   2005  Total .....................................      20                      230                   0.00%
         Monument Advisor ..........................      --       11.60           --       14.17%        --         N/A
         Inception May 4 ...........................      --       10.16           --         N/A        N/A         N/A
         Monument ..................................      --        5.68           --        0.89%        --        1.30%
   2004  Monument ..................................       6        5.63           31        3.33%      0.00%       1.30%
THE ALGER AMERICAN FUND:
 Capital Appreciation Portfolio
   2008  Total .....................................      68                      739                   0.00%
         Monument Advisor ..........................      --       10.53           --      -45.16%        --         N/A
         Monument ..................................      --       17.68           --      -45.85%        --        1.30%
   2007  Total .....................................     304                    5,873                   0.00%
         Monument Advisor ..........................      --       19.20           --       33.52%        --         N/A
         Monument ..................................      --       32.65           --       31.81%        --        1.30%
   2006  Total .....................................      15                      244                   0.00%
         Monument Advisor ..........................      --       14.38           --       19.24%        --         N/A
         Monument ..................................      --       24.77           --       17.73%        --        1.30%
   2005  Total .....................................      16                      228                   0.00%
         Monument Advisor ..........................      --       12.06           --       18.82%        --         N/A
         Inception May 4 ...........................      --       10.15           --         N/A        N/A         N/A
         Monument ..................................      --       21.04           --       12.94%        --        1.30%
   2004  Monument ..................................       4       18.63           73        6.80%      0.00%       1.30%
 LargeCap Growth Portfolio
   2008  Total .....................................     108                      870                   0.20%
         Monument Advisor ..........................      --        8.02           --      -46.17%        --         N/A
         Monument ..................................      --       11.27           --      -46.84%        --        1.30%
   2007  Total .....................................     112                    1,685                   0.27%
         Monument Advisor ..........................      --       14.90           --       19.97%        --         N/A
         Monument ..................................      --       21.20           --       18.37%        --        1.30%
   2006  Total .....................................      30                      381                   0.12%
         Monument Advisor ..........................      --       12.42           --        5.17%        --         N/A
         Monument ..................................      --       17.91           --        3.77%        --        1.30%
   2005  Total .....................................      25                      302                   0.11%
         Monument Advisor ..........................      --       11.81           --       16.13%        --         N/A
         Inception May 4 ...........................      --       10.17           --         N/A        N/A         N/A
         Monument ..................................      --       17.26           --       10.64%        --        1.30%
   2004  Monument ..................................       4       15.60           58        4.11%      0.00%       1.30%
 MidCap Growth Portfolio
   2008  Total .....................................      25                      223                   0.16%
         Monument Advisor ..........................      --        7.18           --      -58.33%        --         N/A
         Monument ..................................      --       14.19           --      -58.88%        --        1.30%
   2007  Total .....................................     200                    3,553                   0.00%
         Monument Advisor ..........................      --       17.23           --       31.53%        --         N/A
         Monument ..................................      --       34.51           --       29.83%        --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                        FUND DESCRIPTION               UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND: (continued)
 MidCap Growth Portfolio (continued)
   2006  Total .....................................      23                   $  390                   0.00%
         Monument Advisor ..........................      --      $13.10           --       10.18%        --         N/A
         Monument ..................................      --       26.58           --        8.71%        --        1.30%
   2005  Total .....................................       6                      141                   0.00%
         Monument Advisor ..........................      --       11.89           --       17.14%        --         N/A
         Inception May 4 ...........................      --       10.15           --         N/A        N/A         N/A
         Monument ..................................      --       24.45           --        8.43%        --        1.30%
   2004  Monument ..................................       6       22.55          144       11.58%      0.00%       1.30%
 SmallCap Growth Portfolio
   2008  Total .....................................      29                      280                   0.00%
         Monument Advisor ..........................      --        9.56           --      -46.56%        --         N/A
         Monument ..................................      --        9.99           --      -47.31%        --        1.30%
   2007  Total .....................................      67                    1,200                   0.00%
         Monument Advisor ..........................      --       17.89                    17.23%        --         N/A
         Monument ..................................      --       18.96                    15.68%        --        1.30%
   2006  Total .....................................      50                      769                   0.00%
         Monument Advisor ..........................      --       15.26           --       19.97%        --         N/A
         Monument ..................................      --       16.39           --       18.51%        --        1.30%
   2005  Total .....................................      13                      168                   0.00%
         Monument Advisor ..........................      --       12.72           --       25.07%        --         N/A
         Inception May 4 ...........................      --       10.17           --         N/A        N/A         N/A
         Monument ..................................      --       13.83           --       15.35%        --        1.30%
   2004  Monument ..................................       5       11.99           61       15.08%      0.00%       1.30%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
 Growth and Income Portfolio
   2008  Total .....................................      35                      246                   2.52%
         Monument Advisor ..........................      --        6.96           --      -40.66%        --         N/A
         Monument ..................................      --        8.29           --      -41.37%        --        1.30%
   2007  Total .....................................      39                      456                   0.80%
         Monument Advisor ..........................      --       11.73           --        5.20%        --         N/A
         Monument ..................................      --       14.14           --        3.82%        --        1.30%
   2006  Total .....................................       8                       93                   0.00%
         Monument Advisor ..........................      --       11.15           --       11.95%        --         N/A
         Inception May 1 ...........................      --        9.96           --         N/A        N/A         N/A
         Monument ..................................      --       13.62           --       15.72%        --        1.30%
   2005  Total .....................................      --                       --                   2.67%
         Monument ..................................      --       11.77           --        3.52%        --        1.30%
   2004  Monument ..................................      --       11.37            1       10.04%      0.89%       1.30%
 International Growth Portfolio
   2008  Total .....................................      22                      115                   0.00%
         Monument Advisor ..........................      --        5.30           --      -47.47%        --         N/A
         Inception May 1 ...........................      --       10.09           --         N/A        N/A         N/A
 International Value Portfolio
   2008  Total .....................................      70                      340                   0.00%
         Monument Advisor ..........................      --        4.84           --      -51.98%        --         N/A
         Inception May 1 ...........................      --       10.08           --         N/A        N/A         N/A
 Small Cap Growth Portfolio
   2008  Total .....................................       4                       22                   0.00%
         Monument Advisor ..........................      --        6.17           --      -39.09%        --         N/A
         Inception May 1 ...........................      --       10.13           --         N/A        N/A         N/A
 Small-Mid Cap Value Portfolio
   2008  Total .....................................      97                      667                   0.35%
         Monument Advisor ..........................      --        6.86           --      -35.77%        --         N/A
   2007  Total .....................................      83                      886                   0.80%
         Monument Advisor ..........................      --       10.68           --        1.52%        --         N/A
   2006  Total .....................................       1                        5                   0.00%
         Monument Advisor ..........................      --       10.52           --        5.20%        --         N/A
         Inception May 1 ...........................      --       10.00           --         N/A        N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                        FUND DESCRIPTION               UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
ALPS VARIABLE INSURANCE TRUST:
 AVS Listed Private Equity II Portfolio
   2008  Total .....................................      --                   $   --                   0.00%
         Monument Advisor ..........................      --      $ 3.75           --      -62.50%        --         N/A
         Inception May 1 ...........................      --       10.00           --         N/A        N/A         N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 Balanced Fund
   2008  Total .....................................      77                      754                   3.23%
         Monument Advisor ..........................      --        9.76           --      -20.33%        --         N/A
   2007  Total .....................................     101                    1,235                   1.90%
         Monument Advisor ..........................      --       12.25           --        4.88%        --         N/A
   2006  Total .....................................      39                      456                   0.57%
         Monument Advisor ..........................      --       11.68           --        9.67%        --         N/A
   2005  Total .....................................      --                       --                    N/A
         Monument Advisor ..........................      --       10.65           --        5.76%        --         N/A
         Inception May 4 ...........................      --       10.07           --         N/A        N/A         N/A
 Income & Growth Fund
   2008  Total .....................................      82                      673                   2.02%
         Monument Advisor ..........................      --        8.25           --      -34.58%        --         N/A
         Monument ..................................      --        8.67           --      -35.44%        --        1.30%
   2007  Total .....................................      89                    1,123                   1.40%
         Monument Advisor ..........................      --       12.61           --       -0.08%        --         N/A
         Monument ..................................      --       13.43           --       -1.40%        --        1.30%
   2006  Total .....................................      48                      607                   0.57%
         Monument Advisor ..........................      --       12.62           --       17.18%        --         N/A
         Monument ..................................      --       13.62           --       15.62%        --        1.30%
   2005  Total .....................................      12                      128                   0.37%
         Monument Advisor ..........................      --       10.77           --        6.53%        --         N/A
         Inception May 4 ...........................      --       10.11           --         N/A        N/A         N/A
         Monument ..................................      --       11.78           --        3.24%        --        1.30%
   2004  Monument ..................................       1       11.41            7       11.53%      1.81%       1.30%
 Inflation Protection Fund
   2008  Total .....................................     131                    1,446                   4.59%
         Monument Advisor ..........................      --       11.03           --       -1.61%        --         N/A
         Monument ..................................      --       11.14           --       -2.88%        --        1.30%
   2007  Total .....................................     106                    1,194                   4.74%
         Monument Advisor ..........................      --       11.21           --        9.58%        --         N/A
         Monument ..................................      --       11.47           --        8.11%        --        1.30%
   2006  Total .....................................       8                       87                   4.98%
         Monument Advisor ..........................      --       10.23           --        1.49%        --         N/A
         Monument ..................................      --       10.61           --        0.19%        --        1.30%
   2005  Total .....................................       8                       82                   4.79%
         Monument Advisor ..........................      --       10.08           --        0.70%        --         N/A
         Inception May 4 ...........................      --       10.01           --         N/A        N/A         N/A
         Monument ..................................      --       10.59           --        0.28%        --        1.30%
   2004  Monument ..................................      --       10.56           --        5.18%      0.00%       1.30%
         Inception May 1 ...........................      --       10.04           --         N/A        N/A         N/A
 International Fund
   2008  Total .....................................      84                      799                   0.88%
         Monument Advisor ..........................      --        9.49           --      -44.86%        --         N/A
         Monument ..................................      --        8.66           --      -45.53%        --        1.30%
   2007  Total .....................................     156                    2,683                   0.18%
         Monument Advisor ..........................      --       17.21           --       18.12%        --         N/A
         Monument ..................................      --       15.90           --       16.57%        --        1.30%
   2006  Total .....................................      48                      694                   1.81%
         Monument Advisor ..........................      --       14.57           --       24.96%        --         N/A
         Monument ..................................      --       13.64           --       23.44%        --        1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

=============================================================================================================================
                                                          AS OF DECEMBER 31 (UNLESS NOTED)
                                                          --------------------------------
                        FUND DESCRIPTION                  UNITS                 NET ASSETS              INVESTMENT
-------------------------------------------------------   -----       UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                          (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
-----------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
 International Fund (continued)
   2005  Total ........................................       1                   $    7                   1.29%
         Monument Advisor .............................      --      $11.66           --       14.99%        --         N/A
         Inception May 4 ..............................      --       10.14           --         N/A        N/A         N/A
         Monument .....................................      --       11.05           --       11.73%        --        1.30%
   2004  Monument .....................................       1        9.89            9       13.46%      0.92%       1.30%
 Large Company Value Fund
   2008  Total ........................................      11                       68                   1.59%
         Monument Advisor .............................      --        5.93           --      -37.32%        --         N/A
   2007  Total ........................................       3                       29                   0.00%
         Monument Advisor .............................      --        9.46           --       -5.78%        --         N/A
         Inception May 1 ..............................      --       10.04           --         N/A        N/A         N/A
 Ultra Fund
   2008  Total ........................................      80                      542                   0.00%
         Monument Advisor .............................      --        6.81           --      -41.49%        --         N/A
   2007  Total ........................................     117                    1,357                   0.00%
         Monument Advisor .............................      --       11.64           --       16.17%        --         N/A
         Inception May 1 ..............................      --       10.02           --         N/A        N/A         N/A
 Value Fund
   2008  Total ........................................     108                      970                   2.15%
         Monument Advisor .............................      --        8.89           --      -26.77%        --         N/A
         Monument .....................................      --       12.06           --      -27.70%        --        1.30%
   2007  Total ........................................     103                    1,259                   0.97%
         Monument Advisor .............................      --       12.14           --       -5.16%        --         N/A
         Monument .....................................      --       16.68           --       -6.40%        --        1.30%
   2006  Total ........................................      98                    1,266                   0.64%
         Monument Advisor .............................      --       12.80           --       18.63%        --         N/A
         Monument .....................................      --       17.82           --       17.16%        --        1.30%
   2005  Total ........................................      17                      195                   0.53%
         Monument Advisor .............................      --       10.79           --        6.41%        --         N/A
         Inception May 4 ..............................      --       10.14           --         N/A        N/A         N/A
         Monument .....................................      --       15.21           --        3.68%        --        1.30%
   2004  Monument .....................................       5       14.67           66       12.82%      0.59%       1.30%
 Vista Fund
   2008  Total ........................................      10                       67                   0.00%
         Monument Advisor .............................      --        6.41           --      -48.64%        --         N/A
   2007  Total ........................................      33                      408                   0.00%
         Monument Advisor .............................      --       12.48           --       25.18%        --         N/A
         Inception May 1 ..............................      --        9.97           --         N/A        N/A         N/A
CREDIT SUISSE TRUST:
 Commodity Return Strategy Fund
   2008  Total ........................................      30                      226                   1.22%
         Monument Advisor .............................      --        7.55           --      -33.77%        --         N/A
   2007  Total ........................................      23                      258                   6.80%
         Monument Advisor .............................      --       11.40           --       17.40%        --         N/A
   2006  Total ........................................       2                       17                   2.90%
         Monument Advisor .............................      --        9.71           --       -4.24%        --         N/A
         Inception May 1 ..............................      --       10.14           --         N/A        N/A         N/A
DIREXION INSURANCE TRUST:
 Dynamic VP HY Bond Fund
   2008  Total ........................................   1,119                   11,006                   7.25%
         Monument Advisor .............................      --        9.83           --       -9.98%        --         N/A
   2007  Total ........................................     284                    3,099                   5.07%
         Monument Advisor .............................      --       10.92           --       -1.80%        --         N/A
   2006  Total ........................................      96                    1,069                   9.21%
         Monument Advisor .............................      --       11.12           --        6.21%        --         N/A
   2005  Total ........................................       9                       96                  17.63%
         Monument Advisor .............................      --       10.47           --        3.97%        --         N/A
         Inception May 4 ..............................      --       10.07           --         N/A        N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

============================================================================================================================
                                                          AS OF DECEMBER 31 (UNLESS NOTED)
                                                          --------------------------------
                  FUND DESCRIPTION                        UNITS                NET ASSETS              INVESTMENT
-------------------------------------------------------   -----       UNIT    ------------    TOTAL      INCOME      EXPENSE
YEAR     PRODUCT                                          (000S)     VALUE       (000S)      RETURN       RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST: (continued)
  Evolution VP All Cap Equity Fund
   2008  Total ........................................      14               $        112                   0.00%
         Monument Advisor .............................      --     $  7.82             --    -26.37%          --        N/A
   2007  Total ........................................      17                        183                   0.11%
         Monument Advisor .............................      --       10.62             --      3.11%          --        N/A
   2006  Total ........................................      46                        472                   0.02%
         Monument Advisor .............................      --       10.30             --      1.78%          --        N/A
         Inception November 1 .........................      --       10.12             --       N/A          N/A        N/A
  Evolution VP Managed Bond Fund
   2008  Total ........................................      21                        221                   4.69%
         Monument Advisor .............................      --       10.43             --      3.17%          --        N/A
   2007  Total ........................................       9                         88                   2.38%
         Monument Advisor .............................      --       10.11             --      1.20%          --        N/A
   2006  Total ........................................      24                        241                   0.28%
         Monument Advisor .............................      --        9.99             --     -0.20%          --        N/A
         Inception November 1 .........................      --       10.01             --       N/A         N/A         N/A
THE DREYFUS INVESTMENT PORTFOLIOS
  Small Cap Stock Index Portfolio
   2008  Total ........................................     134                      1,208                   0.88%
         Monument Advisor .............................      --        9.02             --    -30.88%          --        N/A
   2007  Total ........................................     158                      2,058                   0.24%
         Monument Advisor .............................      --       13.05             --     -0.68%          --        N/A
   2006  Total ........................................      66                        873                   0.38%
         Monument Advisor .............................      --       13.14             --     14.46%          --        N/A
   2005  Total ........................................       7                         80                   0.00%
         Monument Advisor .............................      --       11.48             --     12.88%          --        N/A
         Inception May 4 ..............................      --       10.17             --       N/A          N/A        N/A
  The Dreyfus Socially Responsible
   Growth Fund, Inc.
   2008  Total ........................................       8                         69                   0.49%
         Monument Advisor .............................      --        8.44             --    -34.42%          --        N/A
         Monument .....................................      --        6.63             --    -35.25%          --       1.30%
   2007  Total ........................................       4                         52                   0.19%
         Monument Advisor .............................      --       12.87             --      7.79%          --        N/A
         Monument .....................................      --       10.24             --      6.33%          --       1.30%
   2006  Total ........................................       1                          9                   0.12%
         Monument Advisor .............................      --       11.94             --      9.14%          --        N/A
         Monument .....................................      --        9.63             --      7.84%          --       1.30%
   2005  Total ........................................       2                         14                   0.00%
         Monument Advisor .............................      --       10.94             --      8.32%          --        N/A
         Inception May 4 ..............................      --       10.10             --       N/A          N/A        N/A
         Monument .....................................      --        8.93             --      2.29%          --       1.30%
   2004  Monument .....................................       2        8.73             14      4.84%        0.34%      1.30%
  Dreyfus Stock Index Fund
   2008  Total ........................................     646                      5,362                   2.11%
         Monument Advisor .............................      --        8.31             --    -37.14%          --        N/A
         Monument .....................................      --        8.16             --    -37.95%          --       1.30%
   2007  Total ........................................     793                     10,479                   1.91%
         Monument Advisor .............................      --       13.22             --      5.25%          --        N/A
         Monument .....................................      --       13.15             --      3.87%          --       1.30%
   2006  Total ........................................     319                      4,006                   1.95%
         Monument Advisor .............................      --       12.56             --     15.55%          --        N/A
         Monument .....................................      --       12.66             --     14.05%          --       1.30%
   2005  Total ........................................      28                        305                   1.57%
         Monument Advisor .............................      --       10.87             --      7.41%          --        N/A
         Inception May 4 ..............................      --       10.12             --       N/A          N/A        N/A
         Monument .....................................      --       11.10             --      3.35%          --       1.30%
   2004  Monument .....................................      25       10.74            273      9.18%        1.80%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

============================================================================================================================
                                                          AS OF DECEMBER 31 (UNLESS NOTED)
                                                          --------------------------------
                  FUND DESCRIPTION                        UNITS                NET ASSETS              INVESTMENT
-------------------------------------------------------   -----       UNIT    ------------    TOTAL      INCOME      EXPENSE
YEAR     PRODUCT                                          (000S)     VALUE       (000S)      RETURN       RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
  International Value Portfolio
   2008  Total ........................................     292               $      2,688                    2.44%
         Monument Advisor .............................      --     $  9.16             --    -37.30%           --       N/A
         Monument .....................................      --       11.37             --    -38.14%           --      1.30%
   2007  Total ........................................     393                      5,773                    1.27%
         Monument Advisor .............................      --       14.61             --      4.21%           --       N/A
         Monument .....................................      --       18.38             --      2.80%           --      1.30%
   2006  Total ........................................     167                      2,388                    0.86%
         Monument Advisor .............................      --       14.02             --     22.55%           --       N/A
         Monument .....................................      --       17.88             --     21.06%           --      1.30%
   2005  Total ........................................      28                        348                    0.00%
         Monument Advisor .............................      --       11.44             --     13.04%           --       N/A
         Inception May 4 ..............................      --       10.12             --       N/A           N/A       N/A
         Monument .....................................      --       14.77             --     10.47%           --      1.30%
   2004  Monument .....................................      11       13.37            147     18.43%         1.44%     1.30%
FEDERATED INSURANCE SERIES:
  Capital Income Fund II
   2008  Total ........................................      31                        316                    7.49%
         Monument Advisor .............................      --       10.31             --    -20.32%           --       N/A
         Monument .....................................      --        7.86             --    -21.40%           --      1.30%
   2007  Total ........................................      60                        770                    4.28%
         Monument Advisor .............................      --       12.94             --      4.02%           --       N/A
         Monument .....................................      --       10.00             --      2.67%           --      1.30%
   2006  Total ........................................      43                        540                    0.84%
         Monument Advisor .............................      --       12.44             --     15.61%           --       N/A
         Monument .....................................      --        9.74             --     14.19%           --      1.30%
   2005  Total ........................................      --                          3                    5.06%
         Monument Advisor .............................      --       10.76             --      6.85%           --       N/A
         Inception May 4 ..............................      --       10.07             --       N/A           N/A       N/A
         Monument .....................................      --        8.53             --      4.92%           --      1.30%
   2004  Monument .....................................      --        8.13              3      8.51%         4.36%     1.30%
  High Income Bond Fund II
   2008  Total ........................................     159                      1,427                    8.55%
         Monument Advisor .............................      --        8.97             --    -25.99%           --       N/A
         Monument .....................................      --        9.68             --    -26.94%           --      1.30%
   2007  Total ........................................     125                      1,514                    7.17%
         Monument Advisor .............................      --       12.12             --      3.41%           --       N/A
         Monument .....................................      --       13.25             --      2.08%           --      1.30%
   2006  Total ........................................     102                      1,199                   14.40%
         Monument Advisor .............................      --       11.72             --     10.88%           --       N/A
         Monument .....................................      --       12.98             --      9.35%           --      1.30%
   2005  Total ........................................      18                        189                    7.68%
         Monument Advisor .............................      --       10.57             --      5.59%           --       N/A
         Inception May 4 ..............................      --       10.01             --       N/A           N/A       N/A
         Monument .....................................      --       11.87             --      1.37%           --      1.30%
   2004  Monument .....................................       3       11.71             35      9.02%         7.14%     1.30%
  International Equity Fund II
   2008  Total ........................................      87                        706                    0.61%
         Monument Advisor .............................      --        8.12             --    -45.69%           --       N/A
         Monument .....................................      --       10.73             --    -46.43%           --      1.30%
   2007  Total ........................................      73                      1,096                    0.02%
         Monument Advisor .............................      --       14.95             --      9.52%           --       N/A
         Monument .....................................      --       20.03             --      8.15%           --      1.30%
   2006  Total ........................................       3                         35                    0.26%
         Monument Advisor .............................      --       13.65             --     18.90%           --       N/A
         Monument .....................................      --       18.52             --     17.36%           --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

============================================================================================================================
                                                          AS OF DECEMBER 31 (UNLESS NOTED)
                                                          --------------------------------
                  FUND DESCRIPTION                        UNITS                NET ASSETS              INVESTMENT
-------------------------------------------------------   -----       UNIT    ------------    TOTAL      INCOME      EXPENSE
YEAR     PRODUCT                                          (000S)     VALUE       (000S)      RETURN       RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
  International Equity Fund II (continued)
   2005  Total ........................................      16               $        180                    0.00%
         Monument Advisor .............................      --     $ 11.48             --     13.21%           --       N/A
         Inception May 4 ..............................      --       10.14             --       N/A           N/A       N/A
         Monument .....................................      --       15.78             --      7.64%           --      1.30%
   2004  Monument .....................................       1       14.66              8     12.60%         0.00%     1.30%
  Kaufmann Fund II
   2008  Total ........................................      97                        713                    0.00%
         Monument Advisor .............................      --        7.39             --    -41.90%           --       N/A
   2007  Total ........................................      37                        469                    0.00%
         Monument Advisor .............................      --       12.72             --     20.68%           --       N/A
   2006  Total ........................................      --                          3                    0.00%
         Monument Advisor .............................      --       10.54             --      6.04%           --       N/A
         Inception November 1 .........................      --        9.94             --       N/A           N/A       N/A
  Market Opportunity Fund II
   2008  Total ........................................      33                        327                    1.03%
         Monument Advisor .............................      --        9.93             --     -0.80%           --       N/A
   2007  Total ........................................       8                         82                    0.68%
         Monument Advisor .............................      --       10.01             --     -1.48%           --       N/A
   2006  Total ........................................      --                         --                    0.00%
         Monument Advisor .............................      --       10.16             --      1.50%           --       N/A
         Inception November 1 .........................      --       10.01             --       N/A           N/A       N/A
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
   IBBOTSON ETF ASSSET ALLOCATION SERIES:
  Aggressive Growth Portfolio
   2008  Total ........................................      --                         --                    0.00%
         Monument Advisor .............................      --        6.62             --    -34.52%           --       N/A
         Inception May 1 ..............................      --       10.11             --       N/A           N/A       N/A
  Balanced Portfolio
   2008  Total ........................................      59                        453                    0.04%
         Monument Advisor .............................      --        7.71             --    -23.51%           --       N/A
         Inception May 1 ..............................      --       10.08             --       N/A           N/A       N/A
  Conservative Portfolio
   2008  Total ........................................      28                        260                    0.00%
         Monument Advisor .............................      --        9.33             --     -6.89%           --       N/A
         Inception May 1 ..............................      --       10.02             --       N/A           N/A       N/A
  Growth Portfolio
   2008  Total ........................................       1                          9                    0.22%
         Monument Advisor .............................      --        7.03             --    -30.40%           --       N/A
         Inception May 1 ..............................      --       10.10             --       N/A           N/A       N/A
  Income & Growth Portfolio
   2008  Total ........................................       5                         42                    0.00%
         Monument Advisor .............................      --        8.53             --    -15.12%           --       N/A
         Inception May 1 ..............................      --       10.05             --       N/A           N/A       N/A
FIRST EAGLE VARIABLE FUNDS:
  Overseas Variable Fund
   2008  Total ........................................      27                        277                    1.65%
         Monument Advisor .............................      --       10.46             --      6.95%           --       N/A
         Inception November 14 ........................      --        9.78             --       N/A           N/A       N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST:
  Global Real Estate Securities II Fund
   2008  Total ........................................      --                         --                    0.00%
         Monument Advisor .............................      --        9.97             --      6.63%           --       N/A
         Inception November 14 ........................      --        9.35             --       N/A           N/A       N/A
  High Income Securities II Fund
   2008  Total ........................................      24                        242                    0.00%
         Monument Advisor .............................      --        9.96             --      0.71%           --       N/A
         Inception November 14 ........................      --        9.89             --       N/A           N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

============================================================================================================================
                                                          AS OF DECEMBER 31 (UNLESS NOTED)
                                                          --------------------------------
                  FUND DESCRIPTION                        UNITS                NET ASSETS              INVESTMENT
-------------------------------------------------------   -----       UNIT    ------------    TOTAL      INCOME      EXPENSE
YEAR     PRODUCT                                          (000S)     VALUE       (000S)      RETURN       RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST: (continued)
  Income Securities II Fund
   2008  Total ........................................      --               $         --                    0.00%
         Monument Advisor .............................      --     $ 10.07             --      2.44%           --       N/A
         Inception November 14 ........................      --        9.83             --       N/A           N/A       N/A
  Mutual Shares Securities II Fund
   2008  Total ........................................      --                         --                    0.00%
         Monument Advisor .............................      --        9.88             --      1.96%           --       N/A
         Inception November 14 ........................      --        9.69             --       N/A           N/A       N/A
  Strategic Income Securities II Fund
   2008  Total ........................................       4                         44                    0.00%
         Monument Advisor .............................      --       10.30             --      3.00%           --       N/A
         Inception November 14 ........................      --       10.00             --       N/A           N/A       N/A
  Templeton Global Income Securities II Fund
   2008  Total ........................................      18                        196                    0.00%
         Monument Advisor .............................      --       10.74             --      6.76%           --       N/A
         Inception November 14 ........................      --       10.06             --       N/A           N/A       N/A
  U.S. Government II Fund
   2008  Total ........................................       7                         73                    0.00%
         Monument Advisor .............................      --       10.40             --      3.90%           --       N/A
         Inception November 14 ........................      --       10.01             --       N/A           N/A       N/A
JANUS ASPEN SERIES -INSTITUTIONAL:
  Balanced Portfolio
   2008  Total ........................................     261                      2,302                    3.21%
         Monument Advisor .............................      --        8.83             --    -15.82%           --       N/A
   2007  Total ........................................      66                        692                    2.41%
         Monument Advisor .............................      --       10.49             --      5.01%           --       N/A
         Inception May 1 ..............................      --        9.99             --       N/A           N/A       N/A
  Forty Portfolio
   2008  Total ........................................      95                        677                    0.17%
         Monument Advisor .............................      --        7.15             --    -44.14%           --       N/A
   2007  Total ........................................      29                        372                    0.48%
         Monument Advisor .............................      --       12.80             --     28.00%           --       N/A
         Inception May 1 ..............................      --       10.00             --       N/A           N/A       N/A
  Global Life Sciences Portfolio
   2008  Total ........................................      27                        211                    0.00%
         Monument Advisor .............................      --        7.80             --    -28.90%           --       N/A
   2007  Total ........................................       3                         30                    0.00%
         Monument Advisor .............................      --       10.97             --      9.59%           --       N/A
         Inception May 1 ..............................      --       10.01             --       N/A           N/A       N/A
  Growth and Income Portfolio
   2008  Total ........................................     153                      1,002                   0.99%
         Monument Advisor .............................      --        6.42             --    -41.21%           --       N/A
         Monument .....................................      --       10.00             --    -41.93%           --      1.30%
   2007  Total ........................................     166                      1,841                    2.73%
         Monument Advisor .............................      --       10.92             --      8.76%           --       N/A
         Monument .....................................      --       17.22             --      7.36%           --      1.30%
   2006  Total ........................................      40                        425                    1.75%
         Monument Advisor .............................      --       10.04             --      0.50%           --       N/A
         Inception May 1 ..............................      --        9.99             --       N/A           N/A       N/A
         Monument .....................................      --       16.04             --      6.65%           --      1.30%
   2005  Monument .....................................       4       15.04             65     10.91%         0.64%     1.30%
   2004  Monument .....................................       5       13.56             63     10.46%         0.66%     1.30%
  International Growth Portfolio
   2008  Total ........................................     636                      4,579                    1.32%
         Monument Advisor .............................      --        7.18             --    -52.13%           --       N/A
         Monument .....................................      --       19.25             --    -52.73%           --      1.30%
   2007  Total ........................................     607                      9,129                   0.70%
         Monument Advisor .............................      --       15.00             --     28.31%           --       N/A
         Monument .....................................      --       40.72             --     26.66%           --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
  International Growth Portfolio (continued)
   2006  Total .....................................     283                 $  3,333                    1.92%
         Monument Advisor ..........................      --    $  11.69           --       16.55%         --        N/A
         Inception May 1 ...........................      --       10.03           --         N/A         N/A        N/A
         Monument ..................................      --       32.15           --       45.15%         --       1.30%
   2005  Monument ..................................       1       22.15           11       30.60%       2.79%      1.30%
   2004  Monument ..................................      --       16.96           --       17.38%       0.00%      1.30%
  Large Cap Growth Portfolio
   2008  Total .....................................     108                      791                    0.76%
         Monument Advisor ..........................      --        7.28           --      -39.69%         --        N/A
         Monument ..................................      --        7.67           --      -40.45%         --       1.30%
   2007  Total .....................................      92                    1,123                    0.82%
         Monument Advisor ..........................      --       12.07           --       15.06%         --        N/A
         Monument ..................................      --       12.88           --       13.58%         --       1.30%
   2006  Total .....................................      72                      761                    0.45%
         Monument Advisor ..........................      --       10.49           --        5.32%         --        N/A
         Inception May 1 ...........................      --        9.96           --         N/A         N/A        N/A
         Monument ..................................      --       11.34           --        9.88%         --       1.30%
   2005  Monument ..................................      17       10.32          174        2.99%       0.30%      1.30%
   2004  Monument ..................................      27       10.02          273        3.15%       0.13%      1.30%
  Mid Cap Growth Portfolio
   2008  Total .....................................     267                    1,954                    0.28%
         Monument Advisor ..........................      --        7.24           --      -43.75%         --        N/A
         Monument ..................................      --        9.84           --      -44.47%         --       1.30%
   2007  Total .....................................     123                    1,622                    0.27%
         Monument Advisor ..........................      --       12.87           --       22.11%         --        N/A
         Monument ..................................      --       17.72           --       20.46%         --       1.30%
   2006  Total .....................................      45                      506                    0.00%
         Monument Advisor ..........................      --       10.54           --        6.14%         --        N/A
         Inception May 1 ...........................      --        9.93           --         N/A         N/A        N/A
         Monument ..................................      --       14.71           --       12.12%         --       1.30%
   2005  Monument ..................................       8       13.12          103       10.90%       0.00%      1.30%
   2004  Monument ..................................      22       11.83          265       19.17%       0.00%      1.30%
  Perkins Mid Cap Value Portfolio
   2008  Total .....................................     263                    1,900                    0.89%
         Monument Advisor ..........................      --        7.22           --      -27.80%         --        N/A
   2007  Total .....................................      60                      598                    4.20%
         Monument Advisor ..........................      --       10.00           --       -0.10%        N/A
         Inception May 1 ...........................      --       10.01           --         N/A          --        N/A
  Worldwide Growth Portfolio
   2008  Total .....................................      63                      434                    1.02%
         Monument Advisor ..........................      --        6.79           --      -44.62%         --        N/A
         Monument ..................................      --        7.29           --      -45.39%         --       1.30%
   2007  Total .....................................     161                    1,992                    0.83%
         Monument Advisor ..........................      --       12.26           --        9.66%         --        N/A
         Monument ..................................      --       13.35           --        8.18%         --       1.30%
   2006  Total .....................................      98                    1,110                    1.72%
         Monument Advisor ..........................      --       11.18           --       12.14%         --        N/A
         Inception May 1 ...........................      --        9.97           --         N/A         N/A        N/A
         Monument ..................................      --       12.34           --       16.64%         --       1.30%
   2005  Monument ..................................      19       10.58          205        4.55%       1.20%      1.30%
   2004  Monument ..................................      32       10.12          322        3.41%       1.00%      1.30%
JANUS ASPEN SERIES- SERVICE:
  INTECH Risk-Managed Core Portfolio
   2008  Total .....................................       7                       47                    0.70%
         Monument Advisor ..........................      --        7.16           --      -36.24%         --        N/A
   2007  Total .....................................       6                       69                    0.94%
         Monument Advisor ..........................      --       11.23           --        6.14%         --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- SERVICE: (continued)
  INTECH Risk-Managed Core Portfolio (continued)
   2006  Total .....................................      --                 $     --                    0.00%
         Monument Advisor ..........................      --    $  10.58           --        6.33%         --        N/A
         Inception May 1 ...........................      --        9.95           --         N/A         N/A        N/A
  Perkins Small Company Value Portfolio
   2008  Total .....................................      47                      272                    0.00%
         Monument Advisor ..........................      --        5.76           --      -35.93%         --        N/A
   2007  Total .....................................       7                       63                    0.00%
         Monument Advisor ..........................      --        8.99           --      -10.28%         --        N/A
         Inception May 1 ...........................      --       10.02           --         N/A         N/A        N/A
LAZARD RETIREMENT SERIES, INC.:
  Emerging Markets Portfolio
   2008  Total .....................................     201                    2,484                    2.10%
         Monument Advisor ..........................      --       12.36           --      -48.73%         --        N/A
         Monument ..................................      --       15.03           --      -49.39%         --       1.30%
   2007  Total .....................................     173                    4,175                    1.66%
         Monument Advisor ..........................      --       24.11           --       33.28%         --        N/A
         Monument ..................................      --       29.70           --       31.59%         --       1.30%
   2006  Total .....................................     247                    4,471                    0.48%
         Monument Advisor ..........................      --       18.09           --       29.96%         --        N/A
         Monument ..................................      --       22.57           --       28.24%         --       1.30%
   2005  Total .....................................      25                      355                    0.30%
         Monument Advisor ..........................      --       13.92           --       36.07%         --        N/A
         Inception May 4 ...........................      --       10.23           --         N/A         N/A        N/A
         Monument ..................................      --       17.60           --       39.02%         --       1.30%
   2004  Monument ..................................      --       12.66           --       28.92%       0.00%      1.30%
         Inception May 1 ...........................      --        9.82           --         N/A         N/A        N/A
  International Equity Portfolio
   2008  Total .....................................     137                    1,342                    1.15%
         Monument Advisor ..........................      --        9.79           --      -37.00%         --        N/A
         Monument ..................................      --       10.15           --      -37.81%         --       1.30%
   2007  Total .....................................     143                    2,226                    2.82%
         Monument Advisor ..........................      --       15.54           --       10.76%         --        N/A
         Monument ..................................      --       16.32           --        9.31%         --       1.30%
   2006  Total .....................................     141                    1,971                    1.19%
         Monument Advisor ..........................      --       14.03           --       22.53%         --        N/A
         Monument ..................................      --       14.93           --       20.99%         --       1.30%
   2005  Total .....................................       4                       46                    0.00%
         Monument Advisor ..........................      --       11.45           --       12.81%         --        N/A
         Inception May 4 ...........................      --       10.15           --         N/A         N/A        N/A
         Monument ..................................      --       12.34           --        9.20%         --       1.30%
   2004  Monument ..................................      --       11.30           --       13.80%       0.00%      1.30%
         Inception May 1 ...........................      --        9.93           --         N/A         N/A        N/A
  US Small Cap Equity Portfolio
   2008  Total .....................................       4                       34                    0.00%
         Monument Advisor ..........................      --        7.67           --      -36.51%         --        N/A
         Monument ..................................      --       10.48           --      -37.28%         --       1.30%
   2007  Total .....................................       8                      103                    0.00%
         Monument Advisor ..........................      --       12.08           --       -7.22%         --        N/A
         Monument ..................................      --       16.71           --       -8.39%         --       1.30%
   2006  Total .....................................      70                      930                    0.00%
         Monument Advisor ..........................      --       13.02           --       16.04%         --        N/A
         Monument ..................................      --       18.24           --       14.57%         --       1.30%
   2005  Total .....................................       2                       31                    0.00%
         Monument Advisor ..........................      --       11.22           --       10.54%         --        N/A
         Inception May 4 ...........................      --       10.15           --         N/A         N/A        N/A
         Monument ..................................      --       15.92           --        2.64%         --       1.30%
   2004  Monument ..................................       2       15.51           37       13.40%       0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.:
  US Strategic Equity Portfolio
   2008  Total .....................................       3                 $     24                    0.18%
         Monument Advisor ..........................      --    $   8.05           --      -35.34%         --        N/A
         Monument ..................................      --        8.38           --      -36.13%         --       1.30%
   2007  Total .....................................      23                      291                    1.10%
         Monument Advisor ..........................      --       12.45           --       -0.95%         --        N/A
         Monument ..................................      --       13.12           --       -2.24%         --       1.30%
   2006  Total .....................................      18                      228                    0.71%
         Monument Advisor ..........................      --       12.57           --       17.48%         --        N/A
         Monument ..................................      --       13.42           --       15.99%         --       1.30%
   2005  Total .....................................       1                       15                    0.00%
         Monument Advisor ..........................      --       10.70           --        5.73%         --        N/A
         Inception May 4 ...........................      --       10.12           --         N/A         N/A        N/A
         Monument ..................................      --       11.57           --        2.03%         --       1.30%
   2004  Monument ..................................      --       11.34           --       10.36%       0.00%      1.30%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
  Aggressive Growth Portfolio
   2008  Total .....................................     201                    1,155                    0.00%
         Monument Advisor ..........................      --        5.75           --      -40.41%         --        N/A
   2007  Total .....................................      29                      278                    0.00%
         Monument Advisor ..........................      --        9.65           --       -2.53%         --        N/A
         Inception April 30, 2007 ..................      --        9.90           --         N/A         N/A        N/A
  Capital and Income Portfolio
   2008  Total .....................................      27                      177                    0.73%
         Monument Advisor ..........................      --        6.57           --      -35.01%         --        N/A
         Monument ..................................      --        6.43           --      -35.83%         --       1.30%
   2007  Total .....................................      47                      477                    1.51%
         Monument Advisor ..........................      --       10.11           --        1.61%         --        N/A
         Inception April 30, 2007 ..................      --        9.95           --         N/A         N/A        N/A
         Monument ..................................      --       10.02           --        0.70%         --       1.30%
         Inception April 30, 2007 ..................      --        9.95           --         N/A         N/A        N/A
  Fundamental Value Portfolio
   2008  Total .....................................      30                      180                    1.96%
         Monument Advisor ..........................      --        6.08           --      -36.60%         --        N/A
         Monument ..................................      --        5.95           --      -37.37%         --       1.30%
   2007  Total .....................................      18                      170                    6.34%
         Monument Advisor ..........................      --        9.59           --       -3.13%         --        N/A
         Inception April 30, 2007 ..................      --        9.90           --         N/A         N/A        N/A
         Monument ..................................      --        9.50           --       -4.04%         --       1.30%
         Inception April 30, 2007 ..................      --        9.90           --         N/A         N/A        N/A
  Large Cap Growth Portfolio
   2008  Total .....................................      41                      259                    0.40%
         Monument Advisor ..........................      --        6.28           --      -37.33%         --        N/A
         Monument ..................................      --        6.14           --      -38.17%         --       1.30%
   2007  Total .....................................      26                      259                    0.06%
         Monument Advisor ..........................      --       10.02           --        1.21%         --        N/A
         Inception April 30, 2007 ..................      --        9.90           --         N/A         N/A        N/A
         Monument ..................................      --        9.93           --        0.30%         --       1.30%
         Inception April 30, 2007 ..................      --        9.90           --         N/A         N/A        N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
  Global High Yield Bond Portfolio
   2008  Total .....................................      49                      396                   13.22%
         Monument Advisor ..........................      --        8.13           --      -30.81%         --        N/A
   2007  Total .....................................      29                      344                    7.27%
         Monument Advisor ..........................               11.75           --       -0.09%         --        N/A
   2006  Total .....................................      23                      269                    5.31%
         Monument Advisor ..........................      --       11.76           --       10.63%         --        N/A
   2005  Total .....................................      48                      509                   18.31%
         Monument Advisor ..........................      --       10.63           --        5.88%         --        N/A
         Inception May 4 ...........................      --       10.04           --         N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
  Strategic Bond Portfolio
   2008  Total .....................................      64                 $    585                    5.01%
         Monument Advisor ..........................      --    $   9.10           --      -17.05%         --        N/A
         Monument ..................................      --        9.18           --      -18.11%         --       1.30%
   2007  Total .....................................     108                    1,186                    4.47%
         Monument Advisor ..........................      --       10.97           --        2.05%         --        N/A
         Monument ..................................      --       11.21           --        0.63%         --       1.30%
   2006  Total .....................................      88                      946                    8.57%
         Monument Advisor ..........................      --       10.75           --        4.98%         --        N/A
         Monument ..................................      --       11.14           --        3.72%         --       1.30%
   2005  Total .....................................      12                      124                    6.36%
         Monument Advisor ..........................      --       10.24           --        2.20%         --        N/A
         Inception May 4 ...........................      --       10.02           --         N/A         N/A        N/A
         Monument ..................................      --       10.74           --        1.13%         --       1.30%
   2004  Monument ..................................       5       10.62           52        6.20%      44.93%      1.30%
         Inception May 1 ...........................      --       10.00           --         N/A         N/A        N/A
LORD ABBETT SERIES FUND, INC.:
  America's Value Portfolio
   2008  Total .....................................      26                      241                    4.94%
         Monument Advisor ..........................      --        9.34           --      -26.22%         --        N/A
         Monument ..................................      --       12.08           --      -27.14%         --       1.30%
   2007  Total .....................................      24                      311                    4.62%
         Monument Advisor ..........................      --       12.66           --        3.18%         --        N/A
         Monument ..................................      --       16.58           --        1.84%         --       1.30%
   2006  Total .....................................       5                       66                    4.77%
         Monument Advisor ..........................      --       12.27           --       14.57%         --        N/A
         Monument ..................................      --       16.28           --       13.06%         --       1.30%
   2005  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --       10.71           --        6.04%         --        N/A
         Inception May 4 ...........................      --       10.10           --         N/A         N/A        N/A
         Monument ..................................      --       14.40           --        2.49%         --       1.30%
   2004  Monument ..................................      --       14.05           --       14.94%       0.00%      1.30%
  Bond Debenture Portfolio
   2008  Total .....................................      13                      109                    5.14%
         Monument Advisor ..........................      --        8.22           --      -17.55%         --        N/A
   2007  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --        9.97           --       -0.10%         --        N/A
         Inception November 9, 2007 ................      --        9.98           --         N/A         N/A        N/A
  Growth and Income Portfolio
   2008  Total .....................................     110                      948                    1.22%
         Monument Advisor ..........................      --        8.31           --      -36.42%         --        N/A
         Monument ..................................      --       13.84           --      -37.23%         --       1.30%
   2007  Total .....................................     128                    1,730                    1.59%
         Monument Advisor ..........................      --       13.07           --        3.48%         --        N/A
         Monument ..................................      --       22.05           --        2.08%         --       1.30%
   2006  Total .....................................      50                      703                    2.40%
         Monument Advisor ..........................      --       12.63           --       17.27%         --        N/A
         Monument ..................................      --       21.60           --       15.82%         --       1.30%
   2005  Total .....................................       8                      150                    0.94%
         Monument Advisor ..........................      --       10.77           --        6.42%         --        N/A
         Inception May 4 ...........................      --       10.12           --         N/A         N/A        N/A
         Monument ..................................      --       18.65           --        1.91%         --       1.30%
   2004  Monument ..................................      10       18.30          187       11.17%       0.85%      1.30%
  International Portfolio
   2008  Total .....................................      17                       77                    0.85%
         Monument Advisor ..........................      --        4.56           --      -51.49%         --        N/A
   2007  Total .....................................       6                       59                    2.70%
         Monument Advisor ..........................      --        9.40           --       -3.79%         --
         Inception November 9, 2007 ................      --        9.77           --         N/A         N/A        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
   Large Cap Core Portfolio
      2008   Total .............................................         7               $       50                  2.32%
             Monument Advisor ..................................        --   $    6.92           --   -31.28%          --       N/A
      2007   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --       10.07           --     2.34%          --       N/A
             Inception November 9, 2007 ........................        --        9.84           --      N/A          N/A       N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index Fund
      2008   Total .............................................       149                    1,631                  4.89%
             Monument Advisor ..................................        --       10.97           --     4.68%          --       N/A
      2007   Total .............................................        69                      727                  8.01%
             Monument Advisor ..................................        --       10.48           --     4.80%          --       N/A
             Inception May 1 ...................................        --       10.00           --      N/A          N/A       N/A
             International Index Fund
      2008   Total .............................................       355                    2,065                  2.72%
             Monument Advisor ..................................        --        5.82           --   -42.83%          --       N/A
      2007   Total .............................................       147                    1,492                  1.84%
             Monument Advisor ..................................        --       10.18           --     1.70%          --       N/A
             Inception May 1 ...................................        --       10.01           --      N/A          N/A       N/A
   Mid Cap Index Fund
      2008   Total .............................................       150                      941                  1.77%
             Monument Advisor ..................................        --        6.29           --   -36.40%          --       N/A
      2007   Total .............................................        21                      203                  1.78%
             Monument Advisor ..................................        --        9.89           --    -1.40%          --       N/A
             Inception May 1 ...................................        --       10.03           --      N/A          N/A       N/A
   S&P 500 Index Fund
      2008   Total .............................................       522                    3,287                  2.11%
             Monument Advisor ..................................        --        6.29           --   -37.16%          --       N/A
      2007   Total .............................................       317                    3,176                  1.89%
             Monument Advisor ..................................        --       10.01           --    -0.20%          --       N/A
             Inception May 1 ...................................        --       10.03           --      N/A          N/A       N/A
   Small Cap Index Fund
      2008   Total .............................................       122                      763                  1.49%
             Monument Advisor ..................................        --        6.24           --   -34.04%          --       N/A
      2007   Total .............................................        22                      208                  1.86%
             Monument Advisor ..................................        --        9.46           --    -5.59%          --       N/A
             Inception May 1 ...................................        --       10.02           --      N/A          N/A       N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      2008   Total .............................................        54                      526                  0.00%
             Monument Advisor ..................................        --        9.68           --   -43.36%          --       N/A
             Monument ..........................................        --        7.49           --   -44.15%          --      1.30%
      2007   Total .............................................        51                      876                  0.00%
             Monument Advisor ..................................        --       17.09           --    22.60%          --       N/A
             Monument ..........................................        --       13.41           --    20.92%          --      1.30%
      2006   Total .............................................        15                      213                  0.00%
             Monument Advisor ..................................        --       13.94           --    14.64%          --       N/A
             Monument ..........................................        --       11.09           --    13.28%          --      1.30%
      2005   Total .............................................         1                        7                  0.00%
             Monument Advisor ..................................        --       12.16           --    20.04%          --       N/A
             Inception May 4 ...................................        --       10.13           --      N/A          N/A       N/A
             Monument ..........................................        --        9.79           --    12.27%          --      1.30%
      2004   Monument ..........................................        --        8.72           --    14.79%        0.00%     1.30%
   Partners Portfolio
      2008   Total .............................................       200                    1,410                  0.50%
             Monument Advisor ..................................        --        7.04           --   -52.40%          --       N/A
             Monument ..........................................        --        7.20           --   -53.00%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Partners Portfolio (continued)
      2007   Total .............................................       204               $    3,021                  0.73%
             Monument Advisor ..................................        --   $   14.79           --     9.39%          --       N/A
             Monument ..........................................        --       15.32           --     7.89%          --      1.30%
      2006   Total .............................................       119                    1,619                  1.06%
             Monument Advisor ..................................        --       13.52           --    12.20%          --       N/A
             Monument ..........................................        --       14.20           --    10.85%          --      1.30%
      2005   Total .............................................        18                      212                  1.88%
             Monument Advisor ..................................        --       12.05           --    18.84%          --       N/A
             Inception May 4 ...................................        --       10.14           --      N/A          N/A       N/A
             Monument ..........................................        --       12.81           --    16.45%          --      1.30%
      2004   Monument ..........................................         1       11.00           16    17.48%        0.00%     1.30%
   Regency Portfolio
      2008   Total .............................................        40                      292                  1.39%
             Monument Advisor ..................................        --        7.27           --   -45.79%          --       N/A
             Monument ..........................................        --       10.42           --   -46.51%          --      1.30%
      2007   Total .............................................        41                      544                  0.48%
             Monument Advisor ..................................        --       13.41           --     3.23%          --       N/A
             Monument ..........................................        --       19.48           --     1.94%          --      1.30%
      2006   Total .............................................        31                      399                  0.72%
             Monument Advisor ..................................        --       12.99           --    11.22%          --       N/A
             Monument ..........................................        --       19.11           --     9.76%          --      1.30%
      2005   Total .............................................        12                      137                  0.14%
             Monument Advisor ..................................        --       11.68           --    14.96%          --       N/A
             Inception May 4 ...................................        --       10.16           --      N/A          N/A       N/A
             Monument ..........................................        --       17.41           --    10.54%          --      1.30%
      2004   Monument ..........................................         1       15.75           10    20.77%        0.08%     1.30%
   Short Term Duration Bond Portfolio
      2008   Total .............................................       125                    1,196                  3.80%
             Monument Advisor ..................................        --        9.57           --   -13.39%          --       N/A
             Monument ..........................................        --       10.97           --   -14.50%          --      1.30%
      2007   Total .............................................       189                    2,085                  3.25%
             Monument Advisor ..................................        --       11.05           --     4.74%          --       N/A
             Monument ..........................................        --       12.83           --     3.38%          --      1.30%
      2006   Total .............................................       161                    1,700                  5.85%
             Monument Advisor ..................................        --       10.55           --     4.25%          --       N/A
             Monument ..........................................        --       12.41           --     2.82%          --      1.30%
      2005   Total .............................................         8                       78                  1.04%
             Monument Advisor ..................................        --       10.12           --     1.10%          --       N/A
             Inception May 4 ...................................        --       10.01           --      N/A          N/A       N/A
             Monument ..........................................        --       12.07           --     0.17%          --      1.30%
      2004   Monument ..........................................         2       12.05           26    -0.51%        3.55%     1.30%
   Small-Cap Growth Portfolio
      2008   Total .............................................        69                      497                  0.00%
             Monument Advisor ..................................        --        7.19           --   -39.48%          --       N/A
             Monument ..........................................        --        8.67           --   -40.25%          --      1.30%
      2007   Total .............................................        17                      197                  0.00%
             Monument Advisor ..................................        --       11.88           --     0.51%          --       N/A
             Monument ..........................................        --       14.51           --    -0.75%          --      1.30%
      2006   Total .............................................        15                      174                  0.00%
             Monument Advisor ..................................        --       11.82           --     5.25%          --       N/A
             Monument ..........................................        --       14.62           --     3.84%          --      1.30%
      2005   Total .............................................         3                       32                  0.00%
             Monument Advisor ..................................        --       11.23           --    10.97%          --       N/A
             Inception May 4 ...................................        --       10.12           --      N/A          N/A       N/A
             Monument ..........................................        --       14.08           --     1.59%          --      1.30%
      2004   Monument ..........................................        --       13.86           --    10.44%        0.00%     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Socially Responsive Portfolio
      2008   Total .............................................        14               $      114                  1.30%
             Monument Advisor ..................................        --   $    8.32           --   -39.45%          --       N/A
             Monument ..........................................        --        8.50           --   -40.18%          --      1.30%
      2007   Total .............................................        17                      231                  0.10%
             Monument Advisor ..................................        --       13.74           --     7.60%          --       N/A
             Monument ..........................................        --       14.21           --     6.20%          --      1.30%
      2006   Total .............................................         7                       91                  0.19%
             Monument Advisor ..................................        --       12.77           --    13.71%          --       N/A
             Monument ..........................................        --       13.38           --    12.25%          --      1.30%
      2005   Total .............................................         3                       40                  0.00%
             Monument Advisor ..................................        --       11.23           --    10.75%          --       N/A
             Inception May 4 ...................................        --       10.14           --      N/A          N/A       N/A
             Monument ..........................................        --       11.92           --     5.49%          --      1.30%
      2004   Monument ..........................................        --       11.30           --    12.89%        0.00%     1.30%
             Inception May 1                                            --       10.01           --      N/A          N/A       N/A
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters Portfolio
      2008   Total .............................................       908                    8,942                  0.47%
             Monument Advisor ..................................        --        9.85           --    -2.57%          --       N/A
      2007   Total .............................................       804                    8,129                  0.00%
             Monument Advisor ..................................        --       10.11           --     1.10%          --       N/A
             Inception July 2 ..................................        --       10.00           --      N/A          N/A       N/A
   JNF Balanced Portfolio
      2008   Total .............................................        22                      231                  2.00%
             Monument Advisor ..................................        --        7.59           --   -23.18%          --       N/A
             Monument ..........................................        --        7.43                -24.11%          --      1.30%
      2007   Total .............................................        34                      426                  1.03%
             Monument Advisor ..................................        --        9.88           --    -1.50%          --       N/A
             Inception May 1 ...................................        --       10.03           --      N/A          N/A       N/A
             Monument ..........................................        --        9.79           --    -2.39%          --      1.30%
             Inception May 1 ...................................        --       10.03           --      N/A          N/A       N/A
   JNF Equity Portfolio
      2008   Total .............................................        75                      388                  0.13%
             Monument Advisor ..................................        --        5.19           --   -42.65%          --       N/A
             Monument ..........................................        --        5.08           --   -43.37%          --      1.30%
      2007   Total .............................................       215                    1,946                  0.00%
             Monument Advisor ..................................        --        9.05           --    -9.59%          --       N/A
             Inception May 1 ...................................        --       10.01           --      N/A          N/A       N/A
             Monument ..........................................        --        8.97           --   -10.39%          --      1.30%
             Inception May 1 ...................................        --       10.01           --      N/A          N/A       N/A
   JNF Loomis Sayles Bond Portfolio
      2008   Total .............................................       695                    5,339                  5.33%
             Monument Advisor ..................................        --        7.69           --   -23.10%          --       N/A
             Inception May 1 ...................................        --       10.00           --      N/A          N/A       N/A
   JNF Money Market Portfolio
      2008   Total .............................................     8,723                   88,695                  1.66%
             Monument Advisor ..................................        --       10.17           --     1.70%          --       N/A
             Inception April 30 ................................        --       10.00           --      N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      2008   Total .............................................       293                    2,800                  5.97%
             Monument Advisor ..................................        --        9.55           --   -15.86%          --       N/A
      2007   Total .............................................       182                    2,061                 10.35%
             Monument Advisor ..................................        --       11.35           --     8.30%          --       N/A
      2006   Total .............................................        25                      258                  5.88%
             Monument Advisor ..................................        --       10.48           --     5.12%          --       N/A
             Inception May 1 ...................................        --        9.97           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Commodity Real Return Strategy Portfolio
      2008   Total .............................................       280               $    1,864                  4.44%
             Monument Advisor ..................................        --   $    6.65           --   -43.83%          --       N/A
      2007   Total .............................................       255                    3,016                  4.84%
             Monument Advisor ..................................        --       11.84           --    23.20%          --       N/A
      2006   Total .............................................       123                    1,182                  6.14%
             Monument Advisor ..................................        --        9.61           --    -4.95%          --       N/A
             Inception May 1 ...................................        --       10.11           --      N/A          N/A       N/A
   Emerging Markets Bond Portfolio
      2008   Total .............................................       323                    3,162                  6.52%
             Monument Advisor ..................................        --        9.79           --   -14.57%          --       N/A
      2007   Total .............................................       122                    1,402                  5.76%
             Monument Advisor ..................................        --       11.46           --     5.82%          --       N/A
      2006   Total .............................................       214                    2,322                  3.59%
             Monument Advisor ..................................        --       10.83           --     8.52%          --       N/A
             Inception May 1 ...................................        --        9.98           --      N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      2008   Total .............................................       180                    1,884                  3.11%
             Monument Advisor ..................................        --       10.45           --    -2.34%          --       N/A
      2007   Total .............................................       184                    1,969                  3.41%
             Monument Advisor ..................................        --       10.70           --     3.58%          --       N/A
      2006   Total .............................................        23                      243                  2.36%
             Monument Advisor ..................................        --       10.33           --     3.20%          --       N/A
             Inception May 1 ...................................        --       10.01           --      N/A          N/A       N/A
   Foreign Bond US Dollar-Unhedged Portfolio
      2008   Total .............................................       181                    1,974                  0.00%
             Monument Advisor ..................................        --       10.91           --     9.54%          --       N/A
             Inception November 14 .............................        --        9.96           --      N/A          N/A       N/A
   Global Bond Unhedged Portfolio
      2008   Total .............................................       338                    3,770                  3.27%
             Monument Advisor ..................................        --       11.16           --    -0.80%          --       N/A
      2007   Total .............................................       104                    1,165                  3.25%
             Monument Advisor ..................................        --       11.25           --     9.65%          --       N/A
      2006   Total .............................................        27                      282                  2.31%
             Monument Advisor ..................................        --       10.26           --     2.60%          --       N/A
             Inception May 1 ...................................        --       10.00           --      N/A          N/A       N/A
   High Yield Portfolio
      2008   Total .............................................       437                    3,679                  8.02%
             Monument Advisor ..................................        --        8.41           --   -23.55%          --       N/A
      2007   Total .............................................       103                    1,132                  6.92%
             Monument Advisor ..................................        --       11.00           --     3.48%          --       N/A
      2006   Total .............................................       450                    4,786                  4.51%
             Monument Advisor ..................................        --       10.63           --     6.41%          --       N/A
             Inception May 1 ...................................        --        9.99           --      N/A          N/A       N/A
   Long Term US Government Portfolio
      2008   Total .............................................       132                    1,689                  3.73%
             Monument Advisor ..................................        --       12.80           --    17.32%          --       N/A
      2007   Total .............................................        87                      952                  4.60%
             Monument Advisor ..................................        --       10.91           --     9.76%          --       N/A
      2006   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --        9.94           --    -1.09%          --       N/A
             Inception November 1 ..............................        --       10.05           --      N/A          N/A       N/A
   Low Duration Portfolio
      2008   Total .............................................       625                    6,720                  4.16%
             Monument Advisor ..................................        --       10.75           --    -0.37%          --       N/A
      2007   Total .............................................       229                    2,469                  4.74%
             Monument Advisor ..................................        --       10.79           --     7.36%          --       N/A
      2006   Total .............................................         8                       80                  0.82%
             Monument Advisor ..................................        --       10.05           --     0.40%          --       N/A
             Inception November 1 ..............................        --       10.01           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                      UNITS                NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
 Real Estate Real Return Strategy Portfolio
   2008  Total .....................................      294                $  1,635                   0.00%
         Monument Advisor ..........................       --   $   5.57           --      -46.70%         --        N/A
   2007  Total .....................................      105                   1,093                   24.01%
         Monument Advisor ..........................       --      10.45           --      -12.63%         --        N/A
   2006  Total .....................................       15                     179                    8.33%
         Monument Advisor ..........................       --      11.96           --       21.79%         --        N/A
         Inception May 1 ...........................       --       9.82           --         N/A         N/A        N/A
 Real Return Portfolio
   2008  Total .....................................      598                   6,250                    3.50%
         Monument Advisor ..........................       --      10.44           --       -7.03%         --        N/A
         Monument ..................................       --      11.36           --       -8.24%         --       1.30%
   2007  Total .....................................      362                   4,063                    4.66%
         Monument Advisor ..........................       --      11.23           --       10.64%         --        N/A
         Monument ..................................       --      12.38           --        9.27%         --       1.30%
   2006  Total .....................................      172                   1,774                    4.41%
         Monument Advisor ..........................       --      10.15           --        0.69%         --        N/A
         Monument ..................................       --      11.33           --       -0.61%         --       1.30%
   2005  Total .....................................       19                     200                    2.59%
         Monument Advisor ..........................       --      10.08           --        0.80%         --        N/A
         Inception May 4 ...........................       --      10.00           --         N/A         N/A        N/A
         Monument ..................................       --      11.40           --        0.80%         --       1.30%
   2004  Monument ..................................        3      11.31           34        7.48%       0.96%      1.30%
 Short-Term Portfolio
   2008  Total .....................................      279                   3,079                    3.63%
         Monument Advisor ..........................       --      11.05           --       -0.36%         --        N/A
         Monument ..................................       --      10.59           --       -1.58%         --       1.30%
   2007  Total .....................................      270                   2,995                    4.69%
         Monument Advisor ..........................       --      11.09           --        4.52%         --        N/A
         Monument ..................................       --      10.76           --        3.16%         --       1.30%
   2006  Total .....................................      155                   1,644                    4.44%
         Monument Advisor ..........................       --      10.61           --        4.22%         --        N/A
         Monument ..................................       --      10.43           --        2.86%         --       1.30%
   2005  Total .....................................        9                      96                   2.38%
         Monument Advisor ..........................       --      10.18           --        1.80%         --        N/A
         Inception May 4 ...........................       --      10.00           --         N/A         N/A        N/A
         Monument ..................................       --      10.14           --        1.20%         --       1.30%
   2004  Monument ..................................        2      10.02           16        0.20%       1.39%      1.30%
         Inception May 1 ...........................       --      10.00           --         N/A         N/A        N/A
 Small Cap StocksPLUS(r) Total Return Portfolio
   2008  Total .....................................       --                      --                    0.00%
         Monument Advisor ..........................       --      10.50           --       14.50%         --        N/A
         Inception November 14 .....................       --       9.17           --         N/A         N/A        N/A
 StocksPLUS(R) Total Return Portfolio
   2008  Total .....................................       69                     505                    6.26%
         Monument Advisor ..........................       --       7.28           --      -39.78%         --        N/A
   2007  Total .....................................       60                     728                    4.26%
         Monument Advisor ..........................       --      12.09           --        9.51%         --        N/A
   2006  Total .....................................       19                     209                    1.32%
         Monument Advisor ..........................       --      11.04           --       11.52%         --        N/A
         Inception May 1 ...........................       --       9.90           --         N/A         N/A        N/A
         Total Return Portfolio
   2008  Total .....................................    2,023                  24,243                    4.46%
         Monument Advisor ..........................       --      11.99           --        4.81%         --        N/A
         Monument ..................................       --      12.06           --        3.52%         --       1.30%
   2007  Total .....................................    1,669                  19,097                    4.81%
         Monument Advisor ..........................       --      11.44           --        8.75%         --        N/A
         Monument ..................................       --      11.65           --        7.27%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                      UNITS                NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
 Total Return Portfolio (continued)
   2006  Total .....................................      566                 $  5,969                    4.55%
         Monument Advisor ..........................       --    $  10.52           --        3.85%         --        N/A
         Monument ..................................       --       10.86           --        2.55%         --       1.30%
   2005  Total .....................................       49                      500                    2.81%
         Monument Advisor ..........................       --       10.13           --        1.10%         --        N/A
         Inception May 4 ...........................       --       10.02           --         N/A         N/A        N/A
         Monument ..................................       --       10.59           --        1.05%         --       1.30%
   2004  Monument ..................................        3       10.48           27        3.57%       1.87%      1.30%
PIONEER VARIABLE CONTRACTS TRUST:
 Bond Portfolio
   2008  Total .....................................       50                      507                    5.24%
         Monument Advisor ..........................       --       10.07           --       -0.79%         --        N/A
   2007  Total .....................................        3                       29                    0.64%
         Monument Advisor ..........................       --       10.15           --        1.30%         --
         Inception November 9, 2007 ................       --       10.02           --         N/A         N/A        N/A
 Cullen Value Portfolio
   2008  Total .....................................      250                    1,857                    1.35%
         Monument Advisor ..........................       --        7.43           --      -32.58%         --        N/A
   2007  Total .....................................       73                      810                    2.42%
         Monument Advisor ..........................       --       11.02           --        6.47%         --        N/A
   2006  Total .....................................       --                       --                    0.00%
         Monument Advisor                                  --       10.35           --        4.12%         --        N/A
         Inception November 1 ......................       --        9.94           --         N/A         N/A        N/A
 Emerging Markets Portfolio
   2008  Total .....................................      198                    1,315                    0.08%
         Monument Advisor ..........................       --        6.63           --      -58.33%         --        N/A
   2007  Total .....................................      102                    1,626                    0.21%
         Monument Advisor ..........................       --       15.91           --       42.44%         --        N/A
   2006  Total .....................................       38                      420                    0.00%
         Monument Advisor ..........................       --       11.17           --       11.25%         --        N/A
         Inception November 1 ......................       --       10.04           --         N/A         N/A        N/A
 Equity Income Portfolio
   2008  Total .....................................      227                    2,048                    2.63%
         Monument Advisor ..........................       --        9.04           --      -30.46%         --        N/A
         Monument ..................................       --        8.98           --      -31.35%         --       1.30%
   2007  Total .....................................      195                    2,537                    2.30%
         Monument Advisor ..........................       --       13.00           --        0.54%         --        N/A
         Monument ..................................       --       13.08           --       -0.76%         --       1.30%
   2006  Total .....................................      177                    2,287                    3.44%
         Monument Advisor ..........................       --       12.93           --       22.10%         --        N/A
         Monument ..................................       --       13.18           --       20.59%         --       1.30%
   2005  Total .....................................        3                       35                    2.15%
         Monument Advisor ..........................       --       10.59           --        4.96%         --        N/A
         Inception May 4 ...........................       --       10.09           --         N/A         N/A        N/A
         Monument ..................................       --       10.93           --        4.10%         --       1.30%
   2004  Monument ..................................       --       10.50            2       14.56%       1.30%      1.30%
Fund Portfolio
   2008  Total .....................................      160                    1,401                    1.47%
         Monument Advisor ..........................       --        8.76           --      -34.38%         --        N/A
         Monument ..................................       --        7.51           --      -35.20%         --       1.30%
   2007  Total .....................................      136                    1,818                    1.15%
         Monument Advisor ..........................       --       13.35           --        4.79%         --        N/A
         Monument ..................................       --       11.59           --        3.39%         --       1.30%
   2006  Total .....................................       42                      530                    1.47%
         Monument Advisor ..........................       --       12.74           --       16.35%         --        N/A
         Monument ..................................       --       11.21           --       14.86%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                      UNITS                NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
 Fund Portfolio (continued)
   2005  Total .....................................        5                 $     55                    1.09%
         Monument Advisor ..........................       --    $  10.95           --        8.20%         --        N/A
         Inception May 4 ...........................       --       10.12           --         N/A         N/A        N/A
         Monument ..................................       --        9.76           --        4.61%         --       1.30%
   2004  Monument ..................................        2        9.33           20        9.48%       1.03%      1.30%
 Global High Yield Portfolio
   2008  Total .....................................       41                      280                   10.33%
         Monument Advisor ..........................       --        6.89           --      -34.32%         --        N/A
   2007  Total .....................................       35                      371                    7.52%
         Monument Advisor ..........................       --       10.49           --        2.14%         --        N/A
   2006  Total .....................................        9                       89                    1.02%
         Monument Advisor ..........................       --       10.27           --        2.60%         --        N/A
         Inception November 1 ......................       --       10.01           --         N/A         N/A        N/A
 High Yield Portfolio
   2008  Total .....................................      134                    1,036                    6.56%
         Monument Advisor ..........................       --        7.76           --      -35.60%         --        N/A
   2007  Total .....................................      725                    8,743                    5.24%
         Monument Advisor ..........................       --       12.05           --        5.52%         --        N/A
   2006  Total .....................................       80                      912                    5.41%
         Monument Advisor ..........................       --       11.42           --        8.25%         --        N/A
   2005  Total .....................................       67                      711                    3.20%
         Monument Advisor ..........................       --       10.55           --        5.18%         --        N/A
         Inception May 4 ...........................       --       10.03           --         N/A         N/A        N/A
 International Value Portfolio
   2008  Total .....................................       62                      404                    1.09%
         Monument Advisor ..........................       --        6.56           --      -45.15%         --        N/A
         Monument ..................................       --        6.08           --      -45.86%         --       1.30%
   2007  Total .....................................       91                    1,092                    0.44%
         Monument Advisor ..........................       --       11.96           --       13.26%         --        N/A
         Monument ..................................       --       11.23           --       11.74%         --       1.30%
   2006  Total .....................................       69                      732                    0.00%
         Monument Advisor ..........................       --       10.56           --        5.49%         --        N/A
         Inception November 1 ......................       --       10.01           --         N/A         N/A        N/A
         Monument ..................................       --       10.05           --        0.70%         --       1.30%
         Inception December 15 .....................                 9.98           --         N/A         N/A        N/A
 Mid Cap Value Portfolio
   2008  Total .....................................      142                    1,225                    1.61%
         Monument Advisor ..........................       --        8.60           --      -33.80%         --        N/A
   2007  Total .....................................      106                    1,372                    0.61%
         Monument Advisor ..........................       --       12.99           --        5.35%         --        N/A
   2006  Total .....................................       31                      385                    0.00%
         Monument Advisor ..........................       --       12.33           --       12.30%         --        N/A
   2005  Total .....................................        1                       15                   0.00%
         Monument Advisor ..........................       --       10.98           --        8.39%         --        N/A
         Inception May 4 ...........................       --       10.13           --         N/A         N/A        N/A
 Money Market Portfolio
   2008  Total .....................................       --                        3                    2.40%
         Monument Advisor ..........................       --       11.42           --        2.33%         --        N/A
   2007  Total .....................................       --       11.16            4                    4.60%
         Monument Advisor ..........................                                          4.79%         --        N/A
   2006  Total                                             --                       --                    4.00%
         Monument Advisor ..........................       --       10.65           --        4.51%         --        N/A
   2005  Total .....................................        7                       69                    2.07%
         Monument Advisor ..........................       --       10.19           --        1.90%         --        N/A
         Inception May 4 ...........................       --       10.00           --         N/A         N/A        N/A
 Small Cap Value Portfolio
   2008  Total .....................................       40                      235                    0.14%
         Monument Advisor ..........................       --        5.93           --      -38.04%         --        N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Small Cap Value Portfolio (continued)
      2007   Total .............................................         30              $      292                  0.14%
             Monument Advisor ..................................         --   $   9.57           --    -7.18%          --       N/A
      2006   Total .............................................         --                      --                  0.00%
             Monument Advisor ..................................         --      10.31           --     4.78%          --       N/A
             Inception November 1 ..............................         --       9.84           --      N/A          N/A       N/A
   Strategic Income Portfolio
      2008   Total .............................................        296                   2,807                  6.60%
             Monument Advisor ..................................         --       9.49           --   -11.64%          --       N/A
      2007   Total .............................................        541                   5,816                  5.16%
             Monument Advisor ..................................         --      10.74           --     6.13%          --       N/A
      2006   Total .............................................         --                      --                  0.00%
             Monument Advisor ..................................         --      10.12           --     1.00%          --       N/A
             Inception November 1 ..............................         --      10.02           --      N/A          N/A       N/A
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      2008   Total .............................................        184                   1,624                  2.48%
             Monument Advisor ..................................         --       8.76           --   -43.30%          --       N/A
             Monument ..........................................         --      12.56           --   -43.98%          --      1.30%
      2007   Total .............................................        135                   2,121                  1.36%
             Monument Advisor ..................................         --      15.45           --     3.97%          --       N/A
             Monument ..........................................         --      22.42           --     2.61%          --      1.30%
      2006   Total .............................................         90                   1,374                  0.29%
             Monument Advisor ..................................         --      14.86           --    21.11%          --       N/A
             Monument ..........................................         --      21.85           --    19.53%          --      1.30%
      2005   Total .............................................          8                     120                  0.82%
             Monument Advisor ..................................         --      12.27           --    21.13%          --       N/A
             Inception May 4 ...................................         --      10.13           --      N/A          N/A       N/A
             Monument ..........................................         --      18.28           --    10.19%          --      1.30%
      2004   Monument ..........................................          3      16.59           42    12.34%        0.00%     1.30%
   Small-Cap Portfolio
      2008   Total .............................................        363                   3,399                  0.80%
             Monument Advisor ..................................         --       9.28           --   -27.22%          --       N/A
             Monument ..........................................         --      14.59           --   -28.13%          --      1.30%
      2007   Total .............................................        205                   2,671                  0.07%
             Monument Advisor ..................................         --      12.75           --    -2.07%          --       N/A
             Monument ..........................................         --      20.30           --    -3.43%          --      1.30%
      2006   Total .............................................         92                   1,249                  0.09%
             Monument Advisor ..................................         --      13.02           --    15.53%          --       N/A
             Monument ..........................................         --      21.02           --    14.12%          --      1.30%
      2005   Total .............................................         28                     347                  0.00%
             Monument Advisor ..................................         --      11.27           --    11.14%          --       N/A
             Inception May 4 ...................................         --      10.14           --      N/A          N/A       N/A
             Monument ..........................................         --      18.42           --     7.16%          --      1.30%
      2004   Monument ..........................................          6      17.19          104    23.33%        0.00%     1.30%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      2008   Total .............................................        411                   3,387                  0.33%
             Monument Advisor ..................................         --       8.24           --   -43.09%          --       N/A
      2007   Total .............................................        395                   5,715                  0.51%
             Monument Advisor ..................................         --      14.48           --    13.75%          --       N/A
      2006   Total .............................................        164                   2,084                  0.11%
             Monument Advisor ..................................         --      12.73           --    12.36%          --       N/A
      2005   Total .............................................         61                     697                  0.00%
             Monument Advisor ..................................         --      11.33           --    11.74%          --       N/A
             Inception May 4 ...................................         --      10.14           --      N/A          N/A       N/A
   CLS AdvisorOne Clermont Fund
      2008   Total .............................................        220                   1,873                  1.41%
             Monument Advisor ..................................         --       8.53           --   -30.08%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   CLS AdvisorOne Clermont Fund (continued)
      2007   Total .............................................        120              $    1,460                  2.82%
             Monument Advisor ..................................         --   $  12.20           --     6.18%          --       N/A
      2006   Total .............................................         51                     584                  3.24%
             Monument Advisor ..................................         --      11.49           --     8.40%          --       N/A
      2005   Total .............................................         13                     135                  0.00%
             Monument Advisor ..................................         --      10.60           --     5.37%          --       N/A
             Inception May 4 ...................................         --      10.06           --      N/A          N/A       N/A
   Absolute Return Strategies Fund
      2008   Total .............................................        143                   1,259                  0.58%
             Monument Advisor ..................................         --       8.80           --   -18.74%          --       N/A
      2007   Total .............................................        123                   1,336                  4.20%
             Monument Advisor ..................................         --      10.83           --     3.84%          --       N/A
      2006   Total .............................................         33                     347                  1.78%
             Monument Advisor ..................................         --      10.43           --     4.30%          --       N/A
             Inception February 3 ..............................         --      10.00           --      N/A          N/A       N/A
   Alternative Strategies Allocation Fund
      2008   Total .............................................         15                     121                  2.31%
             Monument Advisor ..................................         --       8.14           --   -18.60%          --       N/A
             Inception May 1 ...................................         --      10.00           --      N/A          N/A       N/A
   Banking Fund
      2008   Total .............................................        122                     619                  0.23%
             Monument Advisor ..................................         --       5.09           --   -41.16%          --       N/A
             Monument ..........................................         --       5.10           --   -41.98%          --      1.30%
      2007   Total .............................................          6                      49                  3.92%
             Monument Advisor ..................................         --       8.65           --   -27.13%          --       N/A
             Monument ..........................................         --       8.79           --   -28.01%          --      1.30%
      2006   Total .............................................         18                     211                  2.40%
             Monument Advisor ..................................         --      11.87           --    11.25%          --       N/A
             Monument ..........................................         --      12.21           --     9.80%          --      1.30%
      2005   Total .............................................          1                      10                  0.00%
             Monument Advisor ..................................         --      10.67           --     4.61%          --       N/A
             Inception May 4 ...................................         --      10.20           --      N/A          N/A       N/A
             Monument ..........................................         --      11.12           --    -3.97%          --      1.30%
      2004   Monument ..........................................         --      11.58           --    14.65%        0.07%     1.30%
             Inception May 1 ...................................         --      10.10           --      N/A          N/A       N/A
   Basic Materials Fund
      2008   Total .............................................         47                     471                  0.30%
             Monument Advisor ..................................         --      10.02           --   -45.40%          --       N/A
             Monument ..........................................         --      10.93           --   -46.13%          --      1.30%
      2007   Total .............................................         94                   1,734                  0.19%
             Monument Advisor ..................................         --      18.35           --    33.94%          --       N/A
             Monument ..........................................         --      20.29           --    32.27%          --      1.30%
      2006   Total .............................................         11                     155                  1.34%
             Monument Advisor ..................................         --      13.70           --    22.32%          --       N/A
             Monument ..........................................         --      15.34           --    20.69%          --      1.30%
      2005   Total .............................................          5                      55                  3.00%
             Monument Advisor ..................................         --      11.20           --     9.91%          --       N/A
             Inception May 4 ...................................         --      10.19           --      N/A          N/A       N/A
             Monument ..........................................         --      12.71           --     2.67%          --      1.30%
      2004   Monument ..........................................         --      12.38           --    24.17%        0.00%     1.30%
             Inception May 1 ...................................         --       9.97           --      N/A          N/A       N/A
   Biotechnology Fund
      2008   Total .............................................         66                     721                  0.00%
             Monument Advisor ..................................         --      10.91           --   -11.80%          --       N/A
             Monument ..........................................         --       8.66           --   -12.88%          --      1.30%
      2007   Total .............................................         16                     204                  0.00%
             Monument Advisor ..................................         --      12.37           --     4.39%          --       N/A
             Monument ..........................................         --       9.94           --     3.01%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Biotechnology Fund (continued)
      2006   Total .............................................          3              $       34                  0.00%
             Monument Advisor ..................................         --   $  11.85           --    -3.27%          --       N/A
             Monument ..........................................         --       9.65           --    -4.55%          --      1.30%
      2005   Total .............................................          4                      52                  0.00%
             Monument Advisor ..................................         --      12.25           --    21.17%          --       N/A
             Inception May 4 ...................................         --      10.11           --      N/A          N/A       N/A
             Monument ..........................................         --      10.11           --     9.18%          --      1.30%
      2004   Monument ..........................................         --       9.26           --    -5.51%        0.00%     1.30%
             Inception May 1 ...................................         --       9.80           --      N/A          N/A       N/A
   Commodities Strategy Fund
      2008   Total .............................................          8                      43                  0.69%
             Monument Advisor ..................................         --       5.30           --   -49.04%          --       N/A
      2007   Total .............................................         37                     390                  0.00%
             Monument Advisor ..................................         --      10.40           --    31.15%          --       N/A
      2006   Total .............................................          9                      67                  0.00%
             Monument Advisor ..................................         --       7.93           --   -17.91%          --       N/A
      2005   Total .............................................         --                      --                  0.00%
             Monument Advisor ..................................         --       9.66           --    -3.88%          --       N/A
             Inception October 21 ..............................         --      10.05           --      N/A          N/A       N/A
   Consumer Products Fund
      2008   Total .............................................         37                     380                  0.18%
             Monument Advisor ..................................         --      10.13           --   -23.37%          --       N/A
             Monument ..........................................         --       9.84           --   -24.37%          --      1.30%
      2007   Total .............................................         69                     915                  5.43%
             Monument Advisor ..................................         --      13.22           --    11.09%          --       N/A
             Monument ..........................................         --      13.01           --     9.70%          --      1.30%
      2006   Total .............................................         26                     306                  1.40%
             Monument Advisor ..................................         --      11.90           --    17.36%          --       N/A
             Monument ..........................................         --      11.86           --    15.93%          --      1.30%
      2005   Total .............................................         --                      --                  8.63%
             Monument Advisor ..................................         --      10.14           --     0.70%          --       N/A
             Inception May 4 ...................................         --      10.07           --      N/A          N/A       N/A
             Monument ..........................................         --      10.23           --    -1.73%          --      1.30%
      2004   Monument ..........................................         --      10.41           --     3.07%        0.00%     1.30%
             Inception May 1 ...................................         --      10.10           --      N/A          N/A       N/A
   Dow 2X Strategy Fund
      2008   Total .............................................         42                     245                  0.00%
             Monument Advisor ..................................         --       5.81           --   -61.75%          --       N/A
             Monument ..........................................         --       5.45           --   -62.21%          --      1.30%
      2007   Total .............................................         28                     432                  1.07%
             Monument Advisor ..................................         --      15.19           --     8.19%          --       N/A
             Monument ..........................................         --      14.42           --     6.74%          --      1.30%
      2006   Total .............................................         25                     356                  0.81%
             Monument Advisor ..................................         --      14.04           --    30.48%          --       N/A
             Monument ..........................................         --      13.51           --    28.91%          --      1.30%
      2005   Total .............................................          2                      19                  0.55%
             Monument Advisor ..................................         --      10.76           --     4.98%          --       N/A
             Inception May 4 ...................................         --      10.25           --      N/A          N/A       N/A
             Monument ..........................................         --      10.48           --    -5.07%          --      1.30%
      2004   Monument ..........................................         --      11.04           --    11.29%        0.00%     1.30%
             Inception July 15 .................................         --       9.92                   N/A          N/A       N/A
   Electronics Fund
      2008   Total .............................................          7                      45                  0.00%
             Monument Advisor ..................................         --       6.07           --   -50.12%          --       N/A
             Monument ..........................................         --       4.48           --   -50.72%          --      1.30%
      2007   Total .............................................         31                     379                  0.00%
             Monument Advisor ..................................         --      12.17           --    -2.48%          --       N/A
             Monument ..........................................         --       9.09           --    -3.71%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Electronics Fund (continued)
      2006   Total .............................................         --              $        6                  0.00%
             Monument Advisor ..................................         --   $  12.48           --     2.46%          --       N/A
             Monument ..........................................         --       9.44           --     1.18%          --      1.30%
      2005   Total .............................................          5                      50                  0.00%
             Monument Advisor ..................................         --      12.18           --    19.18%          --       N/A
             Inception May 4 ...................................         --      10.22           --      N/A          N/A       N/A
             Monument ..........................................         --       9.33           --     2.53%          --      1.30%
      2004   Monument ..........................................         --       9.10           --    -6.57%        0.00%     1.30%
             Inception May 1 ...................................         --       9.74           --      N/A          N/A       N/A
   Energy Fund
      2008   Total .............................................        109                   1,127                  0.00%
             Monument Advisor ..................................         --      10.31           --   -46.05%          --       N/A
             Monument ..........................................         --      12.81           --   -46.74%          --      1.30%
      2007   Total .............................................        118                   2,275                  0.00%
             Monument Advisor ..................................         --      19.11           --    33.26%          --       N/A
             Monument ..........................................         --      24.05           --    31.49%          --      1.30%
      2006   Total .............................................         41                     593                  0.00%
             Monument Advisor ..................................         --      14.34           --    11.94%          --       N/A
             Monument ..........................................         --      18.29           --    10.51%          --      1.30%
      2005   Total .............................................          1                      11                  0.02%
             Monument Advisor ..................................         --      12.81           --    26.46%          --       N/A
             Inception May 4 ...................................         --      10.13           --      N/A          N/A       N/A
             Monument ..........................................         --      16.55           --    36.78%          --      1.30%
      2004   Monument ..........................................         --      12.10           --    18.40%        0.00%     1.30%
             Inception May 1 ...................................         --      10.22           --      N/A          N/A       N/A
   Energy Services Fund
      2008   Total .............................................         55                     503                  0.00%
             Monument Advisor ..................................         --       9.18           --   -57.62%          --       N/A
             Monument ..........................................         --      10.98           --   -58.16%          --      1.30%
      2007   Total .............................................        104                   2,247                  0.00%
             Monument Advisor ..................................         --      21.66           --    37.09%          --       N/A
             Monument ..........................................         --      26.24           --    35.33%          --      1.30%
      2006   Total .............................................         18                     278                  0.00%
             Monument Advisor ..................................         --      15.80           --    10.96%          --       N/A
             Monument ..........................................         --      19.39           --     9.55%          --      1.30%
      2005   Total .............................................         23                     331                  0.00%
             Monument Advisor ..................................         --      14.24           --    39.74%          --       N/A
             Inception May 4 ...................................         --      10.19           --      N/A          N/A       N/A
             Monument ..........................................         --      17.70           --    46.40%          --      1.30%
      2004   Monument ..........................................         --      12.09           --    18.88%        0.00%     1.30%
             Inception May 1 ...................................         --      10.17           --      N/A          N/A       N/A
   Essential Portfolio Aggressive Fund
      2008   Total .............................................          9                      76                  1.24%
             Monument Advisor ..................................         --       8.23           --   -25.11%          --       N/A
      2007   Total .............................................          3                      29                  1.80%
             Monument Advisor ..................................         --      10.99           --     6.70%          --       N/A
      2006   Total .............................................         --                      --                  0.00%
             Monument Advisor ..................................         --      10.30           --     3.94%          --       N/A
             Inception November 1 ..............................         --       9.91           --      N/A          N/A       N/A
   Essential Portfolio Conservative Fund
      2008   Total .............................................          1                       6                  0.47%
             Monument Advisor ..................................         --       9.62           --   -10.84%          --       N/A
      2007   Total .............................................         19                     202                  4.96%
             Monument Advisor ..................................         --      10.79           --     6.41%          --       N/A
      2006   Total .............................................         15                     148                  1.41%
             Monument Advisor ..................................         --      10.14           --     1.60%          --       N/A
             Inception November 1 ..............................         --       9.98           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                   FUND DESCRIPTION                    UNITS                 NET ASSETS            INVESTMENT
----------------------------------------------------   -----      UNIT       ----------    TOTAL     INCOME     EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE        (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Essential Portfolio Moderate Fund
   2008  Total .....................................       6                   $   51                  1.29%
         Monument Advisor ..........................      --     $  9.03           --    -17.61%         --        N/A
   2007  Total .....................................       9                       97                  7.31%
         Monument Advisor ..........................      --       10.96           --      6.51%         --        N/A
   2006  Total .....................................       4                       40                 11.21%
         Monument Advisor ..........................      --       10.29           --      3.42%         --        N/A
         Inception November 1 ......................      --        9.95           --       N/A         N/A        N/A
  Europe 1.25X Strategy Fund
   2008  Total .....................................      40                      290                  0.73%
         Monument Advisor ..........................      --        7.25           --    -54.86%         --        N/A
         Monument ..................................      --        8.04           --    -55.43%         --       1.30%
   2007  Total .....................................      56                      902                  1.99%
         Monument Advisor ..........................      --       16.06           --     13.02%         --        N/A
         Monument ..................................      --       18.04           --     11.56%         --       1.30%
   2006  Total .....................................      29                      412                  2.92%
         Monument Advisor ..........................      --       14.21           --     29.54%         --        N/A
         Monument ..................................      --       16.17           --     27.83%         --       1.30%
   2005  Total .....................................       2                       18                  0.29%
         Monument Advisor ..........................      --       10.97           --      7.65%         --        N/A
         Inception May 4 ...........................      --       10.19           --       N/A         N/A        N/A
         Monument ..................................      --       12.65           --      4.98%         --       1.30%
   2004  Monument ..................................       1       12.05           13     19.19%      73.77%      1.30%
         Inception May 1 ...........................      --       10.11           --       N/A         N/A        N/A
  Financial Services Fund
   2008  Total .....................................     130                      721                  0.00%
         Monument Advisor ..........................      --        5.54           --    -48.08%         --        N/A
         Monument ..................................      --        5.55           --    -48.71%         --       1.30%
   2007  Total .....................................      14                      149                  2.78%
         Monument Advisor ..........................      --       10.67           --    -18.80%         --        N/A
         Monument ..................................      --       10.82           --    -19.85%         --       1.30%
   2006  Total .....................................       7                       96                  4.66%
         Monument Advisor ..........................      --       13.14           --     16.70%         --        N/A
         Monument ..................................      --       13.50           --     15.29%         --       1.30%
   2005  Total .....................................      --                       --                  7.17%
         Monument Advisor ..........................      --       11.26           --     10.50%         --        N/A
         Inception May 4 ...........................      --       10.19           --       N/A         N/A        N/A
         Monument ..................................      --       11.71           --      2.00%         --       1.30%
   2004  Monument ..................................      --       11.48           --     14.23%       0.00%      1.30%
         Inception May 1 ...........................      --       10.05           --       N/A         N/A        N/A
  Government Long Bond 1.2X Strategy Fund
   2008  Total .....................................      88                    1,367                  2.66%
         Monument Advisor ..........................      --       15.48           --     44.94%         --        N/A
         Monument ..................................      --       16.31           --     43.07%         --       1.30%
   2007  Total .....................................      42                      445                  4.66%
         Monument Advisor ..........................      --       10.68           --      9.76%         --        N/A
         Monument ..................................      --       11.40           --      8.26%         --       1.30%
   2006  Total .....................................      14                      135                  5.09%
         Monument Advisor ..........................      --        9.73           --     -3.18%         --        N/A
         Monument ..................................      --       10.53           --     -4.36%         --       1.30%
   2005  Total .....................................      17                      172                  2.78%
         Monument Advisor ..........................      --       10.05           --      2.34%         --        N/A
         Inception May 4 ...........................      --        9.82           --       N/A         N/A        N/A
         Monument ..................................      --       11.01           --      6.38%         --       1.30%
   2004  Monument ..................................      --       10.35           --      6.99%       0.00%      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                   FUND DESCRIPTION                    UNITS                 NET ASSETS            INVESTMENT
----------------------------------------------------   -----      UNIT       ----------    TOTAL     INCOME     EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE        (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Health Care Fund
   2008  Total .....................................      73                   $  670                  0.00%
         Monument Advisor ..........................      --     $  9.14           --    -24.84%         --        N/A
         Monument ..................................      --        8.85           --    -25.88%         --       1.30%
   2007  Total .....................................      52                      637                  0.00%
         Monument Advisor ..........................      --       12.16           --      6.02%         --        N/A
         Monument ..................................      --       11.94           --      4.65%         --       1.30%
   2006  Total .....................................      14                      158                  0.00%
         Monument Advisor ..........................      --       11.47           --      5.13%         --        N/A
         Monument ..................................      --       11.41           --      3.82%         --       1.30%
   2005  Total .....................................       2                       25                  0.00%
         Monument Advisor ..........................      --       10.91           --      8.13%         --        N/A
         Inception May 4 ...........................      --       10.09           --        N/A        N/A        N/A
         Monument ..................................      --       10.99           --      9.14%         --       1.30%
   2004  Monument ..................................      --       10.07           --      0.00%       0.00%      1.30%
         Inception May 1 ...........................      --       10.07           --       N/A         N/A        N/A
  Hedged Equity Fund
   2008  Total .....................................      50                      407                  0.85%
         Monument Advisor ..........................      --        8.18           --    -23.84%         --        N/A
   2007  Total .....................................     111                    1,192                  6.16%
         Monument Advisor ..........................      --       10.74           --      3.17%         --        N/A
   2006  Total .....................................      31                      324                  1.93%
         Monument Advisor ..........................      --       10.41           --      4.10%         --        N/A
         Inception February 3 ......................      --       10.00           --       N/A         N/A        N/A
  International Rotation Fund
   2008  Total .....................................      28                      182                  0.00%
         Monument Advisor ..........................      --        6.48           --    -35.39%         --        N/A
         Inception May 1 ...........................      --       10.03           --       N/A         N/A        N/A
  Internet Fund
   2008  Total .....................................       6                       51                  0.00%
         Monument Advisor ..........................      --        8.05           --    -44.83%         --        N/A
         Monument ..................................      --        7.00           --    -45.57%         --       1.30%
   2007  Total .....................................      33                      484                  0.00%
         Monument Advisor ..........................      --       14.59           --     10.36%         --        N/A
         Monument ..................................      --       12.86           --      8.98%         --       1.30%
   2006  Total .....................................       3                       45                  0.00%
         Monument Advisor ..........................      --       13.22           --      9.71%         --        N/A
         Monument ..................................      --       11.80           --      8.26%         --       1.30%
   2005  Total .....................................       1                       17                  0.00%
         Monument Advisor ..........................      --       12.05           --     16.76%         --        N/A
         Inception May 4 ...........................      --       10.32           --       N/A         N/A        N/A
         Monument ..................................      --       10.90           --     -2.68%         --       1.30%
   2004  Monument ..................................      --       11.20           --     14.40%       0.00%      1.30%
         Inception May 1 ...........................      --        9.79           --       N/A         N/A        N/A
  Inverse Dow 2X Strategy Fund
   2008  Total .....................................      47                      497                  0.81%
         Monument Advisor ..........................      --       10.60           --     60.85%         --        N/A
         Monument ..................................      --        9.63           --     58.91%         --       1.30%
   2007  Total .....................................     159                    1,049                  3.17%
         Monument Advisor ..........................      --        6.59           --     -8.98%         --        N/A
         Monument ..................................      --        6.06           --    -10.22%         --       1.30%
   2006  Total .....................................      16                      116                  2.62%
         Monument Advisor ..........................      --        7.24           --    -21.73%         --        N/A
         Monument ..................................      --        6.75           --    -22.77%         --       1.30%
   2005  Total .....................................      --                       --                  4.39%
         Monument Advisor ..........................      --        9.25           --     -5.23%         --        N/A
         Inception May 4 ...........................      --        9.76           --       N/A         N/A        N/A
         Monument ..................................      --        8.74           --      0.34%         --       1.30%
   2004  Monument ..................................      --        8.71           --    -13.59%       0.00%      1.30%
         Inception July 15 .........................      --       10.08          N/A       N/A         N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                   FUND DESCRIPTION                    UNITS                 NET ASSETS            INVESTMENT
----------------------------------------------------   -----      UNIT       ----------    TOTAL     INCOME     EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE        (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Inverse Government Long Bond Strategy Fund
   2008  Total .....................................      67                   $  483                  0.58%
         Monument Advisor ..........................      --      $ 7.22           --    -30.17%         --        N/A
         Monument ..................................      --        5.62           --    -31.13%         --       1.30%
   2007  Total .....................................       6                       57                  0.72%
         Monument Advisor ..........................      --       10.34           --     -4.52%         --        N/A
         Monument ..................................      --        8.16           --     -5.77%         --       1.30%
   2006  Total .....................................      15                      165                  0.68%
         Monument Advisor ..........................      --       10.83           --      8.08%         --        N/A
         Monument ..................................      --        8.66           --      6.65%         --       1.30%
   2005  Total .....................................      33                      325                  0.00%
         Monument Advisor ..........................      --       10.02           --     -1.28%         --        N/A
         Inception May 4 ...........................      --       10.15           --       N/A         N/A        N/A
         Monument ..................................      --        8.12           --     -6.45%         --       1.30%
   2004  Monument ..................................       6        8.68           48    -11.81%       0.00%      1.30%
  Inverse Mid-Cap Strategy Fund
   2008  Total .....................................       9                      104                  0.64%
         Monument Advisor ..........................      --       11.15           --     34.34%         --        N/A
         Monument ..................................      --        9.66           --     32.69%         --       1.30%
   2007  Total .....................................      14                      116                  2.83%
         Monument Advisor ..........................      --        8.30           --     -1.89%         --        N/A
         Monument ..................................      --        7.28           --     -3.32%         --       1.30%
   2006  Total .....................................       5                       44                 14.68%
         Monument Advisor ..........................      --        8.46           --     -3.86%         --        N/A
         Monument ..................................      --        7.53           --     -5.04%         --       1.30%
   2005  Total .....................................      --                       --                  5.13%
         Monument Advisor ..........................      --        8.80           --    -10.84%         --        N/A
         Inception May 4 ...........................      --        9.87           --       N/A         N/A        N/A
         Monument ..................................      --        7.93           --     -9.37%         --       1.30%
   2004  Monument ..................................      --        8.75           --    -11.97%       0.00%      1.30%
         Inception July 15 .........................      --        9.94                    N/A         N/A        N/A
  Inverse NASDAQ-100(R) Strategy Fund
   2008  Total .....................................      14                      162                  0.53%
         Monument Advisor ..........................      --       11.52           --     48.07%         --        N/A
         Monument ..................................      --       10.75           --     46.06%         --       1.30%
   2007  Total .....................................      41                      322                  5.48%
         Monument Advisor ..........................      --        7.78           --    -11.29%         --        N/A
         Monument ..................................      --        7.36           --    -12.49%         --       1.30%
   2006  Total .....................................      37                      327                  4.88%
         Monument Advisor ..........................      --        8.77           --     -1.46%         --        N/A
         Monument ..................................      --        8.41           --     -2.66%         --       1.30%
   2005  Total .....................................      25                      224                  0.00%
         Monument Advisor ..........................      --        8.90           --     -9.46%         --        N/A
         Inception May 4 ...........................      --        9.83           --       N/A         N/A        N/A
         Monument ..................................      --        8.64           --      0.00%         --       1.30%
   2004  Monument ..................................      --        8.64           --    -14.54%       0.00%      1.30%
         Inception May 1 ...........................      --       10.11           --       N/A         N/A        N/A
  Inverse Russell 2000 Strategy Fund
   2008  Total .....................................      36                      367                  0.99%
         Monument Advisor ..........................      --       10.10           --     24.69%         --        N/A
         Monument ..................................      --        9.01           --     23.09%         --       1.30%
   2007  Total .....................................      39                      313                  4.37%
         Monument Advisor ..........................      --        8.10           --      5.33%         --        N/A
         Monument ..................................      --        7.32           --      3.98%         --       1.30%
   2006  Total .....................................      25                      194                  6.10%
         Monument Advisor ..........................      --        7.69           --    -11.91%         --        N/A
         Monument ..................................      --        7.04           --    -13.09%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                   FUND DESCRIPTION                    UNITS                 NET ASSETS            INVESTMENT
----------------------------------------------------   -----      UNIT       ----------    TOTAL     INCOME     EXPENSE
   YEAR  PRODUCT                                       (000S)     VALUE        (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Inverse Russell 2000 Strategy Fund (continued)
   2005  Total .....................................      14                   $  122                  0.41%
         Monument Advisor ..........................      --      $ 8.73           --    -11.10%         --        N/A
         Inception May 4 ...........................      --        9.82           --       N/A         N/A        N/A
         Monument ..................................      --        8.10           --     -4.26%         --       1.30%
   2004  Monument ..................................      --        8.46           --    -15.06%      0.00%       1.30%
         Inception July 15 .........................      --        9.96                    N/A         N/A        N/A
  Inverse S&P 500 Strategy Fund
   2008  Total .....................................      72                      893                  0.77%
         Monument Advisor ..........................      --       12.32           --     39.21%         --        N/A
         Monument ..................................      --        8.70           --     37.44%         --       1.30%
   2007  Total .....................................      47                      413                  4.22%
         Monument Advisor ..........................      --        8.85           --      0.91%         --        N/A
         Monument ..................................      --        6.33           --     -0.47%         --       1.30%
   2006  Total .....................................       3                       22                 10.22%
         Monument Advisor ..........................      --        8.77           --     -7.49%         --        N/A
         Monument ..................................      --        6.36           --     -8.75%         --       1.30%
   2005  Total .....................................      11                      100                  0.00%
         Monument Advisor ..........................      --        9.48           --     -4.15%         --        N/A
         Inception May 4 ...........................      --        9.89           --       N/A         N/A        N/A
         Monument ..................................      --        6.97           --     -1.97%         --       1.30%
   2004  Monument ..................................      --        7.11           --    -11.40%       0.00%      1.30%
  Japan 1.25X Strategy Fund
   2008  Total .....................................      32                      274                  0.74%
         Monument Advisor ..........................      --        8.45           --    -32.99%         --        N/A
         Monument ..................................      --        7.38           --    -33.81%         --       1.30%
   2007  Total .....................................       9                      119                 17.31%
         Monument Advisor ..........................      --       12.61           --    -11.20%         --        N/A
         Monument ..................................      --       11.15           --    -12.41%         --       1.30%
   2006  Total .....................................      23                      316                  7.40%
         Monument Advisor ..........................      --       14.20           --      5.11%         --        N/A
         Monument ..................................      --       12.73           --      3.75%         --       1.30%
   2005  Total .....................................      20                      267                  0.00%
         Monument Advisor ..........................      --       13.51           --     32.71%         --        N/A
         Inception May 4 ...........................      --       10.18           --       N/A         N/A        N/A
         Monument ..................................      --       12.27           --     18.78%         --       1.30%
   2004  Monument ..................................       2       10.33           21      4.66%       0.00%      1.30%
         Inception May 1 ...........................      --        9.87           --       N/A         N/A        N/A
  Large-Cap Growth Fund
   2008  Total .....................................     205                    1,444                  0.00%
         Monument Advisor ..........................      --        7.05           --    -39.80%         --        N/A
         Monument ..................................      --        6.75           --    -40.58%         --       1.30%
   2007  Total .....................................      51                      592                  0.00%
         Monument Advisor ..........................      --       11.71           --      4.93%         --        N/A
         Monument ..................................      --       11.36           --      3.56%         --       1.30%
   2006  Total .....................................      20                      224                  0.00%
         Monument Advisor ..........................      --       11.16           --      5.38%         --        N/A
         Monument ..................................      --       10.97           --      4.08%         --       1.30%
   2005  Total .....................................       3                       34                  0.11%
         Monument Advisor ..........................      --       10.59           --      4.85%         --        N/A
         Inception May 4 ...........................      --       10.10           --       N/A         N/A        N/A
         Monument ..................................      --       10.54           --      0.48%         --       1.30%
   2004  Monument ..................................      --       10.49           --      5.32%       0.00%      1.30%
         Inception July 15 .........................      --        9.96           --       N/A         N/A        N/A
  Large-Cap Value Fund
   2008  Total .....................................      54                      339                  2.64%
         Monument Advisor ..........................      --        6.26           --    -48.60%         --        N/A
         Monument ..................................      --        6.32           --    -49.28%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Large-Cap Value Fund (continued)
   2007  Total .....................................      19                 $    231                    0.86%
         Monument Advisor ..........................      --    $  12.18           --       -5.36%         --        N/A
         Monument ..................................      --       12.46           --       -6.60%         --       1.30%
   2006  Total .....................................      43                      553                    1.13%
         Monument Advisor ..........................      --       12.87           --       17.64%         --        N/A
         Monument ..................................      --       13.34           --       16.10%         --       1.30%
   2005  Total .....................................      12                      128                    1.27%
         Monument Advisor ..........................      --       10.94           --        7.68%         --        N/A
         Inception May 4 ...........................      --       10.16           --         N/A         N/A        N/A
         Monument ..................................      --       11.49           --        2.86%         --       1.30%
   2004  Monument ..................................      --       11.17           --       12.15%       0.00%      1.30%
         Inception July 15 .........................      --        9.96           --         N/A         N/A        N/A
  Leisure Fund
   2008  Total .....................................      12                       72                    0.00%
         Monument Advisor ..........................      --        6.23           --      -49.10%         --        N/A
         Monument ..................................      --        6.37           --      -49.76%         --       1.30%
   2007  Total .....................................       5                       64                    0.00%
         Monument Advisor ..........................      --       12.24           --       -2.55%         --        N/A
         Monument ..................................      --       12.68           --       -3.79%         --       1.30%
   2006  Total .....................................      38                      476                    0.00%
         Monument Advisor ..........................      --       12.56           --       23.50%         --        N/A
         Monument ..................................      --       13.18           --       21.92%         --       1.30%
   2005  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --       10.17           --        0.00%         --        N/A
         Inception May 4 ...........................      --       10.17           --         N/A         N/A        N/A
         Monument ..................................      --       10.81           --       -6.08%         --       1.30%
   2004  Monument ..................................      --       11.51           --       14.87%       0.00%      1.30%
         Inception May 1 ...........................      --       10.02           --         N/A         N/A        N/A
  Managed Futures Fund
   2008  Total .....................................     226                    2,171                    0.00%
         Monument Advisor ..........................      --        9.62           --       -3.80%         --        N/A
         Inception November 14 .....................      --       10.00           --         N/A         N/A        N/A
  Mid Cap 1.5X Strategy Fund
   2008  Total .....................................      72                      462                    0.00%
         Monument Advisor ..........................      --        6.34           --      -54.81%         --        N/A
         Monument ..................................      --       10.01           --      -55.41%         --       1.30%
   2007  Total .....................................      38                      548                    0.71%
         Monument Advisor ..........................      --       14.03           --        3.54%         --        N/A
         Monument ..................................      --       22.45           --        2.23%         --       1.30%
   2006  Total .....................................     136                    1,863                    0.23%
         Monument Advisor ..........................      --       13.55           --       10.52%         --        N/A
         Monument ..................................      --       21.96           --        9.04%         --       1.30%
   2005  Total .....................................       4                       51                    0.00%
         Monument Advisor ..........................      --       12.26           --       20.20%         --        N/A
         Inception May 4 ...........................      --       10.20           --         N/A         N/A        N/A
         Monument ..................................      --       20.14           --       12.58%         --       1.30%
   2004  Monument ..................................       1       17.89           23       20.59%       0.00%      1.30%
  Mid-Cap Growth Fund
   2008  Total .....................................      45                      377                    0.00%
         Monument Advisor ..........................      --        8.33           --      -36.12%         --        N/A
         Monument ..................................      --        8.36           --      -37.00%         --       1.30%
   2007  Total .....................................      89                    1,162                    0.00%
         Monument Advisor ..........................      --       13.04           --        8.40%         --        N/A
         Monument ..................................      --       13.27           --        7.10%         --       1.30%
   2006  Total .....................................       9                      113                    0.00%
         Monument Advisor ..........................      --       12.03           --        3.17%         --        N/A
         Monument ..................................      --       12.39           --        1.81%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Mid-Cap Growth Fund
   2005  Total .....................................      20                    $ 235                    0.00%
         Monument Advisor ..........................      --    $  11.66           --       15.10%         --        N/A
         Inception May 4 ...........................      --       10.13           --         N/A         N/A        N/A
         Monument ..................................      --       12.17           --        9.94%         --       1.30%
   2004  Monument ..................................      --       11.07           --       10.04%       0.00%      1.30%
         Inception July 15 .........................      --       10.06           --         N/A         N/A        N/A
  Mid-Cap Value Fund
   2008  Total .....................................      43                      310                    0.00%
         Monument Advisor ..........................      --        7.15           --      -43.61%         --        N/A
         Monument ..................................      --        7.31           --      -44.37%         --       1.30%
   2007  Total .....................................      24                      308                    1.10%
         Monument Advisor ..........................      --       12.68           --       -4.88%         --        N/A
         Monument ..................................      --       13.14           --       -6.08%         --       1.30%
   2006  Total .....................................      48                      643                    1.24%
         Monument Advisor ..........................      --       13.33           --       17.14%         --        N/A
         Monument ..................................      --       13.99           --       15.52%         --       1.30%
   2005  Total .....................................      16                      178                    0.47%
         Monument Advisor ..........................      --       11.38           --       12.23%         --
         Inception May 4 ...........................      --       10.14           --         N/A         N/A        N/A
         Monument ..................................      --       12.11           --        6.98%         --       1.30%
   2004  Monument ..................................      --       11.32           --       12.75%       0.00%      1.30%
         Inception July 15 .........................      --       10.04           --         N/A         N/A        N/A
  Multi-Cap Core Equity Fund
   2008  Total .....................................       3                       21                    2.20%
         Monument Advisor ..........................      --        6.38           --      -38.95%         --        N/A
   2007  Total .....................................       3                       29                    0.28%
         Monument Advisor ..........................      --       10.45           --       -5.26%         --        N/A
   2006  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --       11.03           --       10.63%         --        N/A
         Inception February 3 ......................      --        9.97           --         N/A         N/A        N/A
  NASDAQ-100(R) 2X Strategy Fund
   2008  Total .....................................     608                    2,857                    0.06%
         Monument Advisor ..........................      --        4.70           --      -72.61%         --        N/A
         Monument ..................................      --        4.11           --      -72.94%         --       1.30%
   2007  Total .....................................     172                    2,956                    0.31%
         Monument Advisor ..........................      --       17.16           --       28.16%         --        N/A
         Monument ..................................      --       15.19           --       26.48%         --       1.30%
   2006  Total .....................................      88                    1,179                    0.06%
         Monument Advisor ..........................      --       13.39           --        4.86%         --        N/A
         Monument ..................................      --       12.01           --        3.53%         --       1.30%
   2005  Total .....................................      48                      613                    0.00%
         Monument Advisor ..........................      --       12.77           --       23.50%         --        N/A
         Inception May 4 ...........................      --       10.34           --         N/A         N/A        N/A
         Monument ..................................      --       11.60           --       -4.29%         --       1.30%
   2004  Monument ..................................      59       12.12          716       24.05%      27.50%      1.30%
         Inception May 1 ...........................      --        9.77           --         N/A         N/A        N/A
  NASDAQ-100(R) Fund
   2008  Total .....................................      39                      329                    0.30%
         Monument Advisor ..........................      --        8.32           --      -41.90%         --        N/A
         Monument ..................................      --        9.83           --      -42.65%         --       1.30%
   2007  Total .....................................      60                      875                    0.04%
         Monument Advisor ..........................      --       14.32           --       17.76%         --        N/A
         Monument ..................................      --       17.14           --       16.28%         --       1.30%
   2006  Total .....................................       7                       91                    0.00%
         Monument Advisor ..........................      --       12.16           --        5.83%         --        N/A
         Monument ..................................      --       14.74           --        4.39%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  NASDAQ-100(R) Fund (continued)
   2005  Total .....................................     351                 $  4,053                    0.00%
         Monument Advisor ..........................      --     $ 11.49           --       12.98%         --        N/A
         Inception May 4 ...........................      --       10.17           --         N/A         N/A        N/A
         Monument ..................................      --       14.12           --       -0.21%         --       1.30%
   2004  Monument ..................................      49       14.15          700        7.97%       0.00%      1.30%
  Nova Fund
   2008  Total .....................................      49                      299                    0.20%
         Monument Advisor ..........................      --        6.11           --      -54.47%         --        N/A
         Monument ..................................      --        6.11           --      -55.04%         --       1.30%
   2007  Total .....................................      53                      708                    1.00%
         Monument Advisor ..........................      --       13.42           --        1.13%         --        N/A
         Monument ..................................      --       13.59           --       -0.15%         --       1.30%
   2006  Total .....................................      54                      721                    1.14%
         Monument Advisor ..........................      --       13.27           --       19.33%         --        N/A
         Monument ..................................      --       13.61           --       17.73%         --       1.30%
   2005  Total .....................................       4                       41                    0.23%
         Monument Advisor ..........................      --       11.12           --        9.23%         --        N/A
         Inception May 4 ...........................      --       10.18           --         N/A         N/A        N/A
         Monument ..................................      --       11.56           --        2.57%         --       1.30%
   2004  Monument ..................................      55       11.27          622       13.17%       0.01%      1.30%
  Precious Metals Fund
   2008  Total .....................................     186                    2,415                    0.00%
         Monument Advisor ..........................      --       12.98           --      -38.54%         --        N/A
         Monument ..................................      --       11.73           --      -39.38%         --       1.30%
   2007  Total .....................................     124                    2,626                    0.00%
         Monument Advisor ..........................      --       21.12           --       19.52%         --        N/A
         Monument ..................................      --       19.35           --       17.99%         --       1.30%
   2006  Total .....................................      81                    1,435                    0.00%
         Monument Advisor ..........................      --       17.67           --       21.44%         --        N/A
         Monument ..................................      --       16.40           --       19.88%         --       1.30%
   2005  Total .....................................      22                      320                    0.00%
         Monument Advisor ..........................      --       14.55           --       41.67%         --        N/A
         Inception May 4 ...........................      --       10.27           --         N/A         N/A        N/A
         Monument ..................................      --       13.68           --       19.37%         --       1.30%
   2004  Monument ..................................      --       11.46           --       14.60%       0.00%      1.30%
         Inception May 1 ...........................      --       10.00           --         N/A         N/A        N/A
  Real Estate Fund
   2008  Total .....................................      65                      445                    0.69%
         Monument Advisor ..........................      --        6.90           --      -41.62%         --        N/A
         Monument ..................................      --        8.40           --      -42.39%         --       1.30%
   2007  Total .....................................      15                      182                    1.01%
         Monument Advisor ..........................      --       11.82           --      -19.15%         --        N/A
         Monument ..................................      --       14.58           --      -20.15%         --       1.30%
   2006  Total .....................................      26                      375                    4.34%
         Monument Advisor ..........................      --       14.62           --       30.77%         --        N/A
         Monument ..................................      --       18.26           --       29.05%         --       1.30%
   2005  Total .....................................       2                       19                    2.01%
         Monument Advisor ..........................      --       11.18           --       10.80%         --        N/A
         Inception May 4 ...........................      --       10.09           --         N/A         N/A        N/A
         Monument ..................................      --       14.15           --        5.75%         --       1.30%
   2004  Monument ..................................       1       13.38            6       32.61%       1.65%      1.30%
         Inception May 1 ...........................      --       10.09           --         N/A         N/A        N/A
  Retailing Fund
   2008  Total .....................................       7                       53                    0.00%
         Monument Advisor ..........................      --        7.12           --      -32.89%         --        N/A
         Monument ..................................      --        6.89           --      -33.88%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

==========================================================================================================================
                                                       AS OF DECEMBER 31 (UNLESS NOTED)
                                                       --------------------------------
                  FUND DESCRIPTION                     UNITS                 NET ASSETS              INVESTMENT
----------------------------------------------------   ------      UNIT      ----------     TOTAL      INCOME      EXPENSE
   YEAR  PRODUCT                                       (000S)      VALUE       (000S)      RETURN       RATIO       RATIO
--------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
  Retailing Fund (continued)
   2007  Total .....................................       2                 $     26                    0.00%
         Monument Advisor ..........................      --    $  10.61           --      -12.60%         --        N/A
         Monument ..................................      --       10.42           --      -13.67%         --       1.30%
   2006  Total .....................................       3                       42                    0.00%
         Monument Advisor ..........................      --       12.14           --       10.06%         --        N/A
         Monument ..................................      --       12.07           --        8.64%         --       1.30%
   2005  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --       11.03           --        8.78%         --        N/A
         Inception May 4 ...........................      --       10.14           --         N/A         N/A        N/A
         Monument ..................................      --       11.11           --        4.12%         --       1.30%
   2004  Monument ..................................      --       10.67           --        6.81%       0.00%      1.30%
         Inception May 1 ...........................      --        9.99           --         N/A         N/A        N/A
  Russell 2000 1.5X Strategy Fund
   2008  Total .....................................      84                      564                    0.24%
         Monument Advisor ..........................      --        6.68           --      -51.35%         --        N/A
         Monument ..................................      --       10.58           --      -51.97%         --       1.30%
   2007  Total .....................................       8                      130                    0.24%
         Monument Advisor ..........................      --       13.73           --       -6.73%         --        N/A
         Monument ..................................      --       22.03           --       -7.98%         --       1.30%
   2006  Total .....................................     322                    4,770                    0.25%
         Monument Advisor ..........................      --       14.72           --       20.85%         --        N/A
         Monument ..................................      --       23.94           --       19.28%         --       1.30%
   2005  Total .....................................       3                       56                   11.06%
         Monument Advisor ..........................      --       12.18           --       18.37%         --        N/A
         Inception May 4 ...........................      --       10.29           --         N/A         N/A        N/A
         Monument ..................................      --       20.07           --        2.61%         --       1.30%
   2004  Monument ..................................       3       19.56           60       23.57%       0.00%      1.30%
  Russell 2000 2X Strategy Fund
   2008  Total .....................................     224                      687                    0.39%
         Monument Advisor ..........................      --        3.07           --      -66.23%         --        N/A
   2007  Total .....................................      69                      624                    0.01%
         Monument Advisor ..........................      --        9.09           --      -12.60%         --        N/A
   2006  Total .....................................      --                       --                    0.00%
         Monument Advisor ..........................      --       10.40           --        8.11%         --        N/A
         Inception November 1 ......................      --        9.62           --         N/A         N/A        N/A
  S&P 500 2X Strategy Fund
   2008  Total .....................................     153                      689                    0.00%
         Monument Advisor ..........................      --        4.52           --      -67.99%         --        N/A
         Monument ..................................      --        4.52           --      -68.41%         --       1.30%
   2007  Total .....................................      80                    1,136                    0.91%
         Monument Advisor ..........................      --       14.12           --        0.64%         --        N/A
         Monument ..................................      --       14.31           --       -0.69%         --       1.30%
   2006  Total .....................................      71                      992                    2.78%
         Monument Advisor ..........................      --       14.03           --       23.61%         --        N/A
         Monument ..................................      --       14.41           --       22.12%         --       1.30%
   2005  Total .....................................       8                       87                    0.00%
         Monument Advisor ..........................      --       11.35           --       10.84%         --        N/A
         Inception May 4 ...........................      --       10.24           --         N/A         N/A        N/A
         Monument ..................................      --       11.80           --        1.99%         --       1.30%
   2004  Monument ..................................      51       11.57          594       15.12%       0.00%      1.30%
         Inception May 1 ...........................      --       10.05           --         N/A         N/A        N/A
 Sector Rotation Fund
   2008  Total .....................................      46                      442                    0.00%
         Monument Advisor ..........................      --        9.66           --      -40.77%         --        N/A
         Monument ..................................      --       11.95           --      -41.54%         --       1.30%
   2007  Total .....................................      82                    1,334                    0.00%
         Monument Advisor ..........................      --       16.31           --       22.82%         --        N/A
         Monument ..................................      --       20.44           --       21.16%         --       1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Sector Rotation Fund (continued)
      2006   Total .............................................        19               $      266                  0.00%
             Monument Advisor ..................................        --   $   13.28           --    11.32%          --       N/A
             Monument ..........................................        --       16.87           --     9.97%          --      1.30%
      2005   Total .............................................         4                       49                  0.00%
             Monument Advisor ..................................        --       11.93           --    17.54%          --       N/A
             Inception May 4 ...................................        --       10.15           --      N/A          N/A       N/A
             Monument ..........................................        --       15.34           --    12.22%          --      1.30%
      2004   Monument ..........................................        --       13.67           --     9.30%        0.00%     1.30%
   Small-Cap Growth Fund
      2008   Total .............................................       259                    2,082                  0.00%
             Monument Advisor ..................................        --        8.05           --   -34.29%          --       N/A
             Monument ..........................................        --        8.22           --   -35.17%          --      1.30%
      2007   Total .............................................        60                      735                  0.00%
             Monument Advisor ..................................        --       12.25           --    -0.16%          --       N/A
             Monument ..........................................        --       12.68           --    -1.40%          --      1.30%
      2006   Total .............................................        22                      269                  0.00%
             Monument Advisor ..................................        --       12.27           --     7.73%          --       N/A
             Monument ..........................................        --       12.86           --     6.37%          --      1.30%
      2005   Total .............................................         3                       31                  0.00%
             Monument Advisor ..................................        --       11.39           --    12.22%          --       N/A
             Inception May 4 ...................................        --       10.15           --      N/A          N/A       N/A
             Monument ..........................................        --       12.09           --     4.86%          --      1.30%
      2004   Monument ..........................................        --       11.53           --    14.61%        0.00%     1.30%
             Inception July 15 .................................        --       10.06           --      N/A          N/A       N/A
   Small-Cap Value Fund
      2008   Total .............................................        99                      594                  1.29%
             Monument Advisor ..................................        --        6.03           --   -43.54%          --       N/A
             Monument ..........................................        --        6.07           --   -44.21%          --      1.30%
      2007   Total .............................................        43                      454                  0.21%
             Monument Advisor ..................................        --       10.68           --   -20.30%          --       N/A
             Monument ..........................................        --       10.88           --   -21.44%          --      1.30%
      2006   Total .............................................        53                      711                  0.94%
             Monument Advisor ..................................        --       13.40           --    19.22%          --       N/A
             Monument ..........................................        --       13.85           --    17.67%          --      1.30%
      2005   Total .............................................         3                       38                  0.00%
             Monument Advisor ..................................        --       11.24           --    10.30%          --       N/A
             Inception May 4 ...................................        --       10.19           --      N/A          N/A       N/A
             Monument ..........................................        --       11.77           --     2.35%          --      1.30%
      2004   Monument ..........................................        --       11.50           --    14.54%        0.00%     1.30%
             Inception July 15 .................................        --       10.04           --      N/A          N/A       N/A
   Strengthening Dollar 2X Strategy Fund
      2008   Total .............................................        89                      777                  0.00%
             Monument Advisor ..................................        --        8.72           --     5.44%          --       N/A
      2007   Total .............................................        34                      283                  0.00%
             Monument Advisor ..................................        --        8.27           --   -10.88%          --       N/A
      2006   Total .............................................        --                       --                  1.03%
             Monument Advisor ..................................        --        9.28           --   -10.60%          --       N/A
      2005   Total .............................................        --                       --                  1.07%
             Monument Advisor ..................................        --       10.38           --     2.57%          --       N/A
             Inception October 21 ..............................        --       10.12           --      N/A          N/A       N/A
   Technology Fund
      2008   Total .............................................        44                      323                  0.00%
             Monument Advisor ..................................        --        7.41           --   -45.43%          --       N/A
             Monument ..........................................        --        6.54           --   -46.13%          --      1.30%
      2007   Total .............................................        21                      278                  0.00%
             Monument Advisor ..................................        --       13.58           --    10.41%          --       N/A
             Monument ..........................................        --       12.14           --     8.98%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Technology Fund (continued)
      2006   Total .............................................         3               $       40                  0.00%
             Monument Advisor ..................................        --   $   12.30           --     5.85%          --       N/A
             Monument ..........................................        --       11.14           --     4.50%          --      1.30%
      2005   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --       11.62           --    14.94%          --       N/A
             Inception May 4 ...................................        --       10.11           --      N/A          N/A       N/A
             Monument ..........................................        --       10.66           --     1.81%          --      1.30%
      2004   Monument ..........................................        --       10.47           --     6.40%        0.00%     1.30%
             Inception May 1 ...................................        --        9.84           --      N/A          N/A       N/A
   Telecommunications Fund
      2008   Total .............................................        11                       89                  0.40%
             Monument Advisor ..................................        --        8.13           --   -45.33%          --       N/A
             Monument ..........................................        --        7.43           --   -46.00%          --      1.30%
      2007   Total .............................................        25                      370                  0.30%
             Monument Advisor ..................................        --       14.87           --     9.18%          --       N/A
             Monument ..........................................        --       13.76           --     7.75%          --      1.30%
      2006   Total .............................................         1                       10                  1.36%
             Monument Advisor ..................................        --       13.62           --    19.58%          --       N/A
             Monument ..........................................        --       12.77           --    18.02%          --      1.30%
      2005   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --       11.39           --    12.33%          --       N/A
             Inception May 4 ...................................        --       10.14           --      N/A          N/A       N/A
             Monument ..........................................        --       10.82           --    -0.18%          --      1.30%
      2004   Monument ..........................................        --       10.84           --     9.61%        0.00%     1.30%
             Inception May 1 ...................................        --        9.89           --      N/A          N/A       N/A
   Transportation Fund
      2008   Total .............................................        36                      328                  0.00%
             Monument Advisor ..................................        --        9.13           --   -25.23%          --       N/A
             Monument ..........................................        --        9.48           --   -26.23%          --      1.30%
      2007   Total .............................................        10                      123                  0.00%
             Monument Advisor ..................................        --       12.21           --    -8.81%          --       N/A
             Monument ..........................................        --       12.85           --    -9.95%          --      1.30%
      2006   Total .............................................         3                       36                  0.00%
             Monument Advisor ..................................        --       13.39           --     7.38%          --       N/A
             Monument ..........................................        --       14.27           --     6.02%          --      1.30%
      2005   Total .............................................         4                       45                  0.00%
             Monument Advisor ..................................        --       12.47           --    22.25%          --       N/A
             Inception May 4 ...................................        --       10.20           --      N/A          N/A       N/A
             Monument ..........................................        --       13.46           --     7.08%          --      1.30%
      2004   Monument ..........................................         1       12.57            7    25.45%        0.00%     1.30%
             Inception May 1 ...................................        --       10.02           --      N/A          N/A       N/A
   U.S. Government Money Market Fund
      2008   Total .............................................     2,577                   28,535                  0.93%
             Monument Advisor ..................................        --       11.08           --     1.19%          --       N/A
             Monument ..........................................        --       10.42           --    -0.19%          --      1.30%
      2007   Total .............................................     1,385                   15,160                  3.71%
             Monument Advisor ..................................        --       10.95           --     3.89%          --       N/A
             Monument ..........................................        --       10.44           --     2.55%          --      1.30%
      2006   Total .............................................     1,342                   14,139                  3.80%
             Monument Advisor ..................................        --       10.54           --     3.74%          --       N/A
             Monument ..........................................        --       10.18           --     2.52%          --      1.30%
      2005   Total .............................................       907                    9,206                  1.61%
             Monument Advisor ..................................        --       10.16           --     1.60%          --       N/A
             Inception May 4 ...................................        --       10.00           --      N/A          N/A       N/A
             Monument ..........................................        --        9.93           --     0.61%          --      1.30%
      2004   Monument ..........................................         8        9.87           83    -0.62%        0.48%     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Utilities Fund
      2008   Total .............................................       144               $    1,465                  0.72%
             Monument Advisor ..................................        --   $   10.20           --   -29.56%          --       N/A
             Monument ..........................................        --       11.64           --   -30.51%          --      1.30%
      2007   Total .............................................        90                    1,298                  2.98%
             Monument Advisor ..................................        --       14.48           --    12.86%          --       N/A
             Monument ..........................................        --       16.75           --    11.44%          --      1.30%
      2006   Total .............................................        21                      267                  2.82%
             Monument Advisor ..................................        --       12.83           --    20.92%          --       N/A
             Monument ..........................................        --       15.03           --    19.38%          --      1.30%
      2005   Total .............................................        13                      141                  0.59%
             Monument Advisor ..................................        --       10.61           --     5.47%          --       N/A
             Inception May 4 ...................................        --       10.06           --      N/A          N/A       N/A
             Monument ..........................................        --       12.59           --     9.10%          --      1.30%
      2004   Monument ..........................................         3       11.54           35    14.71%        0.35%     1.30%
             Inception May 1 ...................................        --       10.06           --      N/A          N/A       N/A
   Weakening Dollar 2X Strategy Fund
      2008   Total .............................................        43                      505                  0.00%
             Monument Advisor ..................................        --       11.72           --   -12.21%          --       N/A
      2007   Total .............................................        22                      294                 10.10%
             Monument Advisor ..................................        --       13.35           --    18.14%          --       N/A
      2006   Total .............................................        24                      274                 14.87%
             Monument Advisor ..................................        --       11.30           --    16.62%          --       N/A
      2005   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --        9.69           --    -1.92%          --       N/A
             Inception October 21 ..............................        --        9.88           --      N/A          N/A       N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      2008   Total .............................................        38                      397                  0.00%
             Monument Advisor ..................................        --       10.70           --   -36.39%          --       N/A
             Monument ..........................................        --        5.14           --   -37.16%          --      1.30%
      2007   Total .............................................        29                      451                  0.00%
             Monument Advisor ..................................        --       16.82           --    15.13%          --       N/A
             Monument ..........................................        --        8.18           --    13.61%                  1.30%
      2006   Total .............................................        50                      723                  0.00%
             Monument Advisor ..................................        --       14.61           --    22.06%          --       N/A
             Monument ..........................................        --        7.20           --    20.40%          --      1.30%
      2005   Total .............................................        --                        1                  0.00%
             Monument Advisor ..................................        --       11.97           --    18.05%          --       N/A
             Inception May 4 ...................................        --       10.14           --      N/A          N/A       N/A
             Monument ..........................................        --        5.98           --     6.22%          --      1.30%
      2004   Monument ..........................................        --        5.63            2     9.37%        0.00%     1.30%
   Global Technology Portfolio
      2008   Total .............................................         8                       77                  0.00%
             Monument Advisor ..................................        --        9.74           --   -40.39%          --       N/A
             Monument ..........................................        --        3.97           --   -41.19%          --      1.30%
      2007   Total .............................................        20                      307                  0.00%
             Monument Advisor ..................................        --       16.34           --    15.31%          --       N/A
             Monument ..........................................        --        6.75           --    13.83%          --      1.30%
      2006   Total .............................................         7                       97                  0.00%
             Monument Advisor ..................................        --       14.17           --    17.69%          --       N/A
             Monument ..........................................        --        5.93           --    16.05%          --      1.30%
      2005   Total .............................................        --                        1                  0.00%
             Monument Advisor ..................................        --       12.04           --    18.85%          --       N/A
             Inception May 4 ...................................        --       10.13           --      N/A          N/A       N/A
             Monument ..........................................        --        5.11           --     6.68%          --      1.30%
      2004   Monument ..........................................        --        4.79            2     2.45%        0.00%     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                         FUND DESCRIPTION                           UNITS                NET ASSETS            INVESTMENT
----------------------------------------------------------------   -------      UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)     VALUE       (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Large-Cap Value Portfolio
      2008   Total .............................................        16               $      100                  2.76%
             Monument Advisor ..................................        --   $    6.39           --   -37.35%          --       N/A
             Inception May 1 ...................................        --       10.20           --      N/A          N/A       N/A
   Smaller-Cap Value Portfolio
      2008   Total .............................................        62                      422                  0.00%
             Monument Advisor ..................................        --        6.82           --   -33.14%          --       N/A
             Inception May 1 ...................................        --       10.20           --      N/A          N/A       N/A
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Portfolio II
      2008   Total .............................................       544                    3,719                  0.11%
             Monument Advisor ..................................        --        6.84           --   -42.62%          --       N/A
      2007   Total .............................................       474                    5,647                  0.17%
             Monument Advisor ..................................        --       11.92           --    12.45%          --       N/A
      2006   Total .............................................        80                      843                  0.43%
             Monument Advisor ..................................        --       10.60           --     6.43%          --       N/A
             Inception May 1 ...................................        --        9.96           --      N/A          N/A       N/A
   Equity Income Portfolio II
      2008   Total .............................................       560                    4,077                  2.27%
             Monument Advisor ..................................        --        7.28           --   -36.25%          --       N/A
      2007   Total .............................................       364                    4,153                  1.68%
             Monument Advisor ..................................        --       11.42           --     3.07%          --       N/A
      2006   Total .............................................       125                    1,381                  1.40%
             Monument Advisor ..................................        --       11.08           --    10.91%          --       N/A
             Inception May 1 ...................................        --        9.99           --      N/A          N/A       N/A
   Health Sciences Portfolio II
      2008   Total .............................................       143                    1,280                  0.00%
             Monument Advisor ..................................        --        8.96           --   -29.11%          --       N/A
      2007   Total .............................................       131                    1,659                  0.00%
             Monument Advisor ..................................        --       12.64           --    17.69%          --       N/A
      2006   Total .............................................        35                      378                  0.00%
             Monument Advisor ..................................        --       10.74           --     8.16%          --       N/A
             Inception May 1 ...................................        --        9.93           --      N/A          N/A       N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
   Limited-Term Bond Portfolio II
      2008   Total .............................................        99                    1,039                  3.80%
             Monument Advisor ..................................        --       10.48           --     1.35%          --       N/A
      2007   Total .............................................        10                      104                  2.73%
             Monument Advisor ..................................        --       10.34           --     3.40%          --       N/A
             Inception May 1 ...................................        --       10.00           --      N/A          N/A       N/A
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      2008   Total .............................................       536                    4,045                  0.84%
             Monument Advisor ..................................        --        7.52           --   -43.67%          --       N/A
             Monument ..........................................        --       11.00           --   -44.39%          --      1.30%
      2007   Total .............................................       572                    7,684                  2.48%
             Monument Advisor ..................................        --       13.35           --    -4.85%          --       N/A
             Monument ..........................................        --       19.78           --    -6.03%          --      1.30%
      2006   Total .............................................       246                    3,485                  1.66%
             Monument Advisor ..................................        --       14.03           --    15.85%          --       N/A
             Monument ..........................................        --       21.05           --    14.28%          --      1.30%
      2005   Total .............................................        34                      427                  0.98%
             Monument Advisor ..................................        --       12.11           --    18.96%          --       N/A
             Inception May 4 ...................................        --       10.18           --      N/A          N/A       N/A
             Monument ..........................................        --       18.42           --    13.14%          --      1.30%
      2004   Monument ..........................................         3       16.28           42    18.37%        0.70%     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return Fund
      2008   Total .............................................         53              $      528                  0.08%
             Monument Advisor ..................................         --     $ 9.89           --   -13.09%          --       N/A
             Monument ..........................................         --       9.14           --   -14.18%          --      1.30%
      2007   Total .............................................         28                     318                  0.77%
             Monument Advisor ..................................         --      11.38           --     4.12%          --       N/A
             Monument ..........................................         --      10.65           --     2.70%          --      1.30%
      2006   Total .............................................         45                     493                  0.00%
             Monument Advisor ..................................         --      10.93           --     8.65%          --       N/A
             Monument ..........................................         --      10.37           --     7.24%          --      1.30%
      2005   Total .............................................         --                      --                  0.00%
             Monument Advisor ..................................         --      10.06           --     0.70%          --       N/A
             Inception May 4 ...................................         --       9.99           --      N/A          N/A       N/A
             Monument ..........................................         --       9.67           --    -1.12%          --      1.30%
      2004   Monument ..........................................         --       9.78           --    -1.54%        0.00%     1.30%
   Bond Fund
      2008   Total .............................................        209                   2,473                  7.74%
             Monument Advisor ..................................         --      11.81           --     3.60%          --       N/A
             Monument ..........................................         --      15.63           --     2.29%          --      1.30%
      2007   Total .............................................        188                   2,143                  4.15%
             Monument Advisor ..................................         --      11.40           --     9.72%          --       N/A
             Monument ..........................................         --      15.28           --     8.29%          --      1.30%
      2006   Total .............................................         82                     847                  0.99%
             Monument Advisor ..................................         --      10.39           --     6.45%          --       N/A
             Monument ..........................................         --      14.11           --     5.06%          --      1.30%
      2005   Total .............................................          2                      19                 18.43%
             Monument Advisor ..................................         --       9.76           --    -2.59%          --       N/A
             Inception May 4 ...................................         --      10.02           --      N/A          N/A       N/A
             Monument ..........................................         --      13.43           --    -4.28%          --      1.30%
      2004   Monument ..........................................          3      14.03           37     7.74%        5.22%     1.30%
   Emerging Markets Fund
      2008   Total .............................................         55                     484                  0.00%
             Monument Advisor ..................................         --       8.79           --   -64.78%          --       N/A
             Monument ..........................................         --       8.84           --   -65.25%          --      1.30%
      2007   Total .............................................        141                   3,527                  0.23%
             Monument Advisor ..................................         --      24.96           --    37.60%          --       N/A
             Monument ..........................................         --      25.44           --    35.82%          --      1.30%
      2006   Total .............................................        100                   1,813                  0.23%
             Monument Advisor ..................................         --      18.14           --    39.54%          --       N/A
             Monument ..........................................         --      18.73           --    37.72%          --      1.30%
      2005   Total .............................................         20                     269                  0.83%
             Monument Advisor ..................................         --      13.00           --    27.08%          --       N/A
             Inception May 4 ...................................         --      10.23           --      N/A          N/A       N/A
             Monument ..........................................         --      13.60           --    30.27%          --      1.30%
      2004   Monument ..........................................         19      10.44          195    24.25%        0.27%     1.30%
   Hard Assets Fund
      2008   Total .............................................        159                   2,279                  0.27%
             Monument Advisor ..................................         --      14.33           --   -46.13%          --       N/A
             Monument ..........................................         --      19.54           --   -46.83%          --      1.30%
      2007   Total .............................................        174                   4,627                  0.07%
             Monument Advisor ..................................         --      26.60           --    45.36%          --       N/A
             Monument ..........................................         --      36.75           --    43.50%          --      1.30%
      2006   Total .............................................        135                   2,473                  0.05%
             Monument Advisor ..................................         --      18.30           --    24.49%          --       N/A
             Monument ..........................................         --      25.61           --    22.89%          --      1.30%
      2005   Total .............................................         20                     308                  0.05%
             Monument Advisor ..................................         --      14.70           --    44.97%          --       N/A
             Inception May 4 ...................................         --      10.14           --      N/A          N/A       N/A
             Monument ..........................................         --      20.84           --    49.71%          --      1.30%
      2004   Monument ..........................................          1      13.92           11    22.36%        0.00%     1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST:
   Real Estate Fund
      2008   Total .............................................        133              $      996                  4.89%
             Monument Advisor ..................................         --   $   7.45           --   -55.09%          --       N/A
             Monument ..........................................         --      11.50           --   -55.70%          --      1.30%
      2007   Total .............................................        119                   1,990                  0.69%
             Monument Advisor ..................................         --      16.59           --     0.85%          --       N/A
             Monument ..........................................         --      25.96           --    -0.42%          --      1.30%
      2006   Total .............................................         66                   1,101                  0.16%
             Monument Advisor ..................................         --      16.45           --    30.97%          --       N/A
             Monument ..........................................         --      26.07           --    29.25%          --      1.30%
      2005   Total .............................................          2                      36                  2.05%
             Monument Advisor ..................................         --      12.56           --    24.85%          --       N/A
             Inception May 4 ...................................         --      10.06           --      N/A          N/A       N/A
             Monument ..........................................         --      20.17           --    19.42%          --      1.30%
      2004   Monument ..........................................          2      16.89           30    34.45%        1.41%     1.30%
VANGUARD VARIABLE INSURANCE FUND:
   Balanced Portfolio
      2008   Total .............................................         12                      94                  0.00%
             Monument Advisor ..................................         --       7.85           --   -22.35%          --       N/A
             Inception May 1 ...................................         --      10.11           --      N/A          N/A       N/A
   Capital Growth Portfolio
      2008   Total .............................................         68                     479                  0.00%
             Monument Advisor ..................................         --       7.04           --   -30.84%          --       N/A
             Inception May 1 ...................................         --      10.18           --      N/A          N/A       N/A
   Diversified Value Portfolio
      2008   Total .............................................         46                     319                  0.00%
             Monument Advisor ..................................         --       6.89           --   -32.38%          --       N/A
             Inception May 1 ...................................         --      10.19           --      N/A          N/A       N/A
   Equity Index Portfolio
      2008   Total .............................................        329                   2,188                  0.00%
             Monument Advisor ..................................         --       6.64           --   -34.71%          --       N/A
             Inception May 1 ...................................         --      10.17           --      N/A          N/A       N/A
   International Portfolio
      2008   Total .............................................        103                     588                  0.00%
             Monument Advisor ..................................         --       5.70           --   -43.56%          --       N/A
             Inception May 1 ...................................         --      10.10           --      N/A          N/A       N/A
   Short-Term Investment Grade Portfolio
      2008   Total .............................................        212                   2,024                  0.00%
             Monument Advisor ..................................         --       9.55           --    -4.50%          --       N/A
             Inception May 1 ...................................         --      10.00           --      N/A          N/A       N/A
   Small Company Growth Portfolio
      2008   Total .............................................          9                      64                  0.00%
             Monument Advisor ..................................         --       6.88           --   -32.35%          --       N/A
             Inception May 1 ...................................         --      10.17           --      N/A          N/A       N/A
   Total Bond Market Index Portfolio
      2008   Total .............................................        199                   2,057                  0.00%
             Monument Advisor ..................................         --      10.33           --     3.09%          --       N/A
             Inception May 1 ...................................         --      10.02           --      N/A          N/A       N/A
   Total Stock Market Index Portfolio
      2008   Total .............................................        135                     891                  0.00%
             Monument Advisor ..................................         --       6.60           --   -35.10%          --       N/A
             Inception May 1 ...................................         --      10.17           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                                   --------------------------------
                               FUND DESCRIPTION                      UNITS               NET ASSETS            INVESTMENT
----------------------------------------------------------------   --------     UNIT     ----------    TOTAL     INCOME     EXPENSE
      YEAR   PRODUCT                                                (000S)      VALUE      (000S)     RETURN      RATIO      RATIO
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      2008   Total .............................................        34               $      311                  0.00%
             Monument Advisor ..................................        --    $   9.65           --   -44.35%          --       N/A
             Monument ..........................................        --        8.53           --   -45.07%          --      1.30%
      2007   Total .............................................        59                      985                  0.00%
             Monument Advisor ..................................        --       17.34           --    22.37%          --       N/A
             Monument ..........................................        --       15.53           --    20.76%          --      1.30%
      2006   Total .............................................        49                      677                  0.00%
             Monument Advisor ..................................        --       14.17           --    14.64%          --       N/A
             Monument ..........................................        --       12.86           --    13.20%          --      1.30%
      2005   Total .............................................        14                      163                  0.00%
             Monument Advisor ..................................        --       12.36           --    20.47%          --       N/A
             Inception May 4 ...................................        --       10.26           --      N/A          N/A       N/A
             Monument ..........................................        --       11.36           --    14.75%          --      1.30%
             Inception April 8 .................................        --        9.90           --      N/A          N/A       N/A
   Opportunity Fund
      2008   Total .............................................        26                      225                  2.30%
             Monument Advisor ..................................        --        8.20           --   -40.15%          --       N/A
             Monument ..........................................        --       10.64           --   -40.89%          --      1.30%
      2007   Total .............................................        24                      345                  0.67%
             Monument Advisor ..................................        --       13.70           --     6.70%          --       N/A
             Monument ..........................................        --       18.00           --     5.26%          --      1.30%
      2006   Total .............................................        21                      294                  0.00%
             Monument Advisor ..................................        --       12.84           --    12.14%          --       N/A
             Monument ..........................................        --       17.10           --    10.75%          --      1.30%
      2005   Total .............................................        13                      177                  0.00%
             Monument Advisor ..................................        --       11.45           --    12.81%          --       N/A
             Inception May 4 ...................................        --       10.15           --      N/A          N/A       N/A
             Monument ..........................................        --       15.44           --     6.56%          --      1.30%
      2004   Monument ..........................................         7       14.49          100    16.66%        0.00%     1.30%
   Small/Mid Cap Value Fund
      2008   Total .............................................         1                        3                  0.00%
             Monument Advisor ..................................        --        5.23           --   -44.60%          --       N/A
      2007   Total .............................................        --                       --                  0.00%
             Monument Advisor ..................................        --        9.44           --    -3.87%         N/A
             Inception November 9, 2007 ........................        --        9.82           --      N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .........................................                   15,155.9        32,296.7         (3,212.3)      44,240.3
   Capital Development .................................                         --         1,009.6            (19.3)         990.3
   Core Equity .........................................                    9,559.5       163,115.8        (26,498.6)     146,176.7
   Financial Services ..................................                      404.6        20,775.9        (18,167.5)       3,013.0
   Global Health Care ..................................                   12,051.3        56,889.2        (64,416.4)       4,524.1
   Global Real Estate ..................................                  179,145.2       265,253.7       (213,594.6)     230,804.3
   Government Securities ...............................                         --       368,624.1       (179,625.8)     188,998.3
   High Yield ..........................................                   63,834.5     2,237,439.5     (1,693,277.9)     607,996.1
   International Growth ................................                    1,258.9       300,128.5       (149,311.5)     152,075.9
   Mid Cap Core Equity .................................                   34,782.8        98,715.7        (84,632.8)      48,865.7
   Technology ..........................................                    2,096.8        71,898.5        (72,881.2)       1,114.1
THE ALGER AMERICAN FUND:
   Capital Appreciation ................................         a        303,531.8       181,846.4       (417,342.8)      68,035.4
   LargeCap Growth .....................................         b        112,120.2        54,057.1        (58,580.1)     107,597.2
   MidCap Growth .......................................                  200,162.3       145,704.6       (320,568.0)      25,298.9
   SmallCap Growth .....................................         c         66,978.9        18,232.3        (55,985.5)      29,225.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...................................                   38,896.3        34,771.8        (38,375.8)      35,292.3
   International Growth ................................                         --        34,380.1        (12,688.4)      21,691.7
   International Value .................................                         --        74,661.0         (4,521.5)      70,139.5
   Small Cap Growth ....................................                         --         3,640.5             (3.6)       3,636.9
   Small-Mid Cap Value .................................                   83,026.1        83,296.9        (69,159.4)      97,163.6
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity ...........................                         --         5,269.2         (5,269.2)            --
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ............................................                  100,741.5        43,947.8        (67,448.5)      77,240.8
   Income & Growth .....................................                   89,064.4        73,819.0        (81,268.0)      81,615.4
   Inflation Protection ................................                  106,498.9       493,118.5       (468,593.5)     131,023.9
   International .......................................                  155,957.6       278,141.5       (349,897.5)      84,201.6
   Large Company Value .................................                    3,091.6        15,687.7         (7,318.4)      11,460.9
   Ultra ...............................................                  116,612.2        15,799.0        (52,771.1)      79,640.1
   Value ...............................................                  102,834.1       215,441.3       (209,879.8)     108,395.6
   Vista ...............................................                   32,684.2        41,489.3        (63,799.1)      10,374.4
CREDIT SUISSE TRUST:
   Commodity Return Strategy ...........................                   22,606.4        74,712.4        (67,416.0)      29,902.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..................................                  283,664.6     4,349,468.5     (3,513,860.6)   1,119,272.5
   Evolution VP All Cap Equity .........................                   17,206.3        11,858.0        (14,789.1)      14,275.2
   Evolution VP Managed Bond ...........................                    8,710.2       500,351.7       (487,827.4)      21,234.5
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ...............................                  157,684.8        76,351.2       (100,089.0)     133,947.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..............                    4,209.7         9,520.0         (5,382.3)       8,347.4
DREYFUS STOCK INDEX FUND: ..............................                  792,961.7       291,659.5       (438,957.7)     645,663.5
DREYFUS VARIABLE INVESTMENT FUND:
   International Value .................................                  392,965.1       159,318.6       (260,778.0)     291,505.7
FEDERATED INSURANCE SERIES:
   Capital Income II ...................................                   59,548.7        29,534.3        (58,297.8)      30,785.2
   High Income Bond II .................................                  125,018.8       406,939.6       (372,798.5)     159,159.9
   International Equity II .............................                   73,314.0        27,448.2        (13,757.7)      87,004.5
   Kaufmann II .........................................                   36,844.0        78,133.5        (18,512.6)      96,464.9
   Market Opportunity II ...............................                    8,170.9        35,849.1        (11,112.2)      32,907.8
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
   Balanced ............................................         d               --       276,918.3       (218,209.0)      58,709.3
   Conservative ........................................         d               --        63,746.3        (35,903.3)      27,843.0
   Growth ..............................................         d               --         6,606.8         (5,293.5)       1,313.3
   Income & Growth .....................................         d               --         7,545.2         (2,611.1)       4,934.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable ...................................         e               --        26,593.8            (77.3)      26,516.5
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   High Income Securities II ...........................                         --        24,305.9             (1.4)      24,304.5
   Strategic Income Securities II ......................                         --        99,238.7        (94,932.9)       4,305.8
   Templeton Global Income Securities II ...............                         --        18,274.1            (37.4)      18,236.7
   U.S. Government II ..................................                         --         6,979.3                --       6,979.3
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ............................................                   65,940.7       299,834.2       (105,045.3)     260,729.6
   Forty ...............................................                   29,058.7       149,574.1        (83,932.6)      94,700.2
   Global Life Sciences ................................                    2,717.0        30,964.3         (6,682.2)      26,999.1
   Growth and Income ...................................                  165,645.9        36,394.6        (48,707.1)     153,333.4
   International Growth ................................                  606,820.2       446,884.1       (417,618.6)     636,085.7
   Large Cap Growth ....................................                   92,362.9        46,489.7        (30,507.4)     108,345.2
   Mid Cap Growth ......................................                  123,456.1       281,044.1       (137,048.9)     267,451.3
   Perkins Mid Cap Value ...............................         q         59,843.7       297,759.6        (94,544.1)     263,059.2
   Worldwide Growth ....................................                  161,470.0        45,613.5       (143,895.9)      63,187.6
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service ..................                    6,156.9         2,929.9         (2,586.9)       6,499.9
   INTECH Risk-Managed Growth - Service ................         f          1,978.6         1,033.1         (3,011.7)            --
   Perkins Small Company Value - Service ...............         r          7,038.6        55,437.5        (15,176.2)      47,299.9
LAZARD RETIREMENT SERIES:
   Emerging Markets ....................................                  173,120.9     1,276,722.4     (1,248,881.7)     200,961.6
   International Equity ................................                  143,223.6       133,028.5       (139,169.8)     137,082.3
   US Small Cap Equity .................................         g          8,332.0       257,454.5       (261,541.8)       4,244.7
   US Strategic Equity .................................                   23,362.7           483.2        (20,841.6)       3,004.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth ...................................                   28,841.6       211,897.6        (39,810.7)     200,928.5
   Capital and Income ..................................                   47,174.4        23,030.3        (43,278.0)      26,926.7
   Fundamental Value ...................................                   17,781.0        27,870.1        (16,048.1)      29,603.0
   Large Cap Growth ....................................                   25,897.7        21,501.2         (6,236.0)      41,162.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ..............................                   29,239.2        39,938.2        (20,439.7)      48,737.7
   Government ..........................................         h         12,888.7        13,877.0        (26,765.7)            --
   Strategic Bond ......................................                  108,186.0        36,642.0        (80,574.4)      64,253.6
LORD ABBETT SERIES FUND:
   America's Value .....................................                   24,457.3        11,248.3         (9,917.6)      25,788.0
   Bond Debenture ......................................                         --        46,598.6        (33,376.9)      13,221.7
   Growth and Income ...................................                  127,684.3        65,530.2        (83,047.5)     110,167.0
   International .......................................                    6,234.9        17,881.1         (7,177.9)      16,938.1
   Large Cap Core ......................................                         --         7,520.9           (261.4)       7,259.5
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index ..........................................                   69,428.5        93,172.6        (13,965.9)     148,635.2
   International Index .................................                  146,577.9       282,631.9        (74,215.6)     354,994.2
   Mid Cap Index .......................................                   20,556.8       148,593.7        (19,591.8)     149,558.7
   S&P 500 Index .......................................                  317,165.4       318,942.7       (113,810.3)     522,297.8
   Small Cap Index .....................................                   22,018.4       110,014.5         (9,835.5)     122,197.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ....................................         i         20,545.2       683,019.5       (703,564.7)            --
   Mid-Cap Growth ......................................                   51,281.0        40,609.3        (37,534.7)      54,355.6
   Partners ............................................                  204,283.1       428,355.9       (432,405.8)     200,233.2
   Regency .............................................                   40,521.2        47,218.6        (47,628.7)      40,111.1
   Short Duration Bond .................................         j        188,702.4       260,554.8       (324,216.0)     125,041.2
   Small-Cap Growth ....................................         k         16,570.6        95,841.2        (43,493.8)      68,918.0
   Socially Responsive .................................                   16,832.7        41,121.9        (44,216.9)      13,737.7
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters .................................                  804,015.5     1,449,439.3     (1,345,542.1)     907,912.7
   JNF Balanced ........................................                   33,636.6         6,272.7        (18,187.5)      21,721.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   JNF Equity ..........................................                  215,383.8         8,172.0       (148,188.8)      75,367.0
   JNF Loomis Sayles Bond ..............................         d               --       849,529.5       (154,970.4)     694,559.1
   JNF Money Market ....................................         l               --    34,371,271.4    (25,648,476.9)   8,722,794.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ...........................................                  181,568.2       481,697.5       (370,251.1)     293,014.6
   CommodityRealReturn Strategy ........................                  254,771.3       740,711.3       (715,405.4)     280,077.2
   Emerging Markets Bond ...............................                  122,327.3     1,067,857.6       (867,270.6)     322,914.3
   Foreign Bond US Dollar-Hedged .......................                  183,936.0     1,049,311.1     (1,052,932.8)     180,314.3
   Foreign Bond US Dollar-Unhedged .....................                                  180,927.1             (8.0)     180,919.1
   Global Bond Unhedged ................................                  103,554.6     1,144,738.2       (910,446.9)     337,845.9
   High Yield ..........................................                  102,945.1     1,659,533.9     (1,325,310.8)     437,168.2
   Long Term US Government .............................                   87,240.3       172,784.3       (128,046.4)     131,978.2
   Low Duration ........................................                  228,756.3     1,258,012.3       (861,534.9)     625,233.7
   Money Market ........................................         m      5,931,434.7    14,089,491.3    (20,020,926.0)            --
   RealEstateRealReturn Strategy .......................                  104,599.6       344,776.6       (155,852.8)     293,523.4
   Real Return .........................................                  361,542.2     2,160,905.4     (1,924,077.9)     598,369.7
   Short Term ..........................................                  270,071.9       383,767.0       (375,308.3)     278,530.6
   StocksPLUS(R) Total Return ..........................                   60,207.2        39,296.8        (30,158.0)      69,346.0
   Total Return ........................................                1,669,640.1     2,673,130.8     (2,320,280.3)   2,022,490.6
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ................................................                    2,814.1        60,186.9        (12,613.4)      50,387.6
   Cullen Value ........................................                   73,496.7       437,276.8       (260,945.6)     249,827.9
   Emerging Markets ....................................                  102,208.8       477,162.0       (381,120.8)     198,250.0
   Equity Income .......................................                  195,125.9       180,316.6       (148,796.6)     226,645.9
   Fund ................................................                  136,227.7       295,435.0       (271,763.0)     159,899.7
   Global High Yield ...................................                   35,407.7       394,683.2       (389,416.4)      40,674.5
   High Yield ..........................................                  725,298.2     1,271,973.2     (1,863,710.4)     133,561.0
   International Value .................................                   91,327.8       252,698.2       (282,462.5)      61,563.5
   Mid Cap Value .......................................                  105,631.5       431,030.6       (394,263.1)     142,399.0
   Money Market ........................................                      353.7              --            (89.8)         263.9
   Small Cap Value .....................................                   30,478.0       230,485.1       (221,278.8)      39,684.3
   Strategic Income ....................................                  541,342.7       750,102.3       (995,571.5)     295,873.5
ROYCE CAPITAL FUND:
   Micro-Cap ...........................................                  135,437.5       667,352.6       (618,974.7)     183,815.4
   Small-Cap ...........................................                  205,053.2       423,921.2       (266,289.7)     362,684.7
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ..............................                  394,706.9       204,177.2       (187,901.4)     410,982.7
   CLS AdvisorOne Clermont .............................                  119,654.8       122,316.1        (22,433.8)     219,537.1
   Absolute Return Strategies ..........................                  123,300.9        89,318.9        (69,613.6)     143,006.2
   Alternative Strategies Allocation ...................                                   33,951.4        (19,100.1)      14,851.3
   Banking .............................................                    5,676.5       644,920.0       (528,932.9)     121,663.6
   Basic Materials .....................................                   94,393.5       414,766.2       (462,265.5)      46,894.2
   Biotechnology .......................................                   16,499.7       249,769.1       (200,173.9)      66,094.9
   Commodities Strategy ................................                   37,472.8       362,788.8       (392,094.3)       8,167.3
   Consumer Products ...................................                   69,179.4       268,827.5       (300,526.3)      37,480.6
   Dow 2X Strategy .....................................                   28,460.9     1,025,708.5     (1,011,985.8)      42,183.6
   Electronics .........................................                   31,173.4       127,542.6       (151,347.8)       7,368.2
   Energy ..............................................                  118,019.6       615,544.6       (624,940.3)     108,623.9
   Energy Services .....................................                  103,501.5       256,207.1       (305,173.2)      54,535.4
   Essential Portfolio Aggressive ......................                    2,603.9        13,750.7         (7,119.5)       9,235.1
   Essential Portfolio Conservative ....................                   18,714.4        22,539.0        (40,646.8)         606.6
   Essential Portfolio Moderate ........................                    8,834.3        19,290.8        (22,458.3)       5,666.8
   Europe 1.25X Strategy ...............................                   56,175.2       639,675.5       (655,793.3)      40,057.4
   Financial Services ..................................                   13,997.1       409,338.9       (293,223.0)     130,113.0
   Government Long Bond 1.2X Strategy ..................                   41,658.0     3,080,802.9     (3,034,132.1)      88,328.8
   Health Care .........................................                   52,413.6       311,055.1       (290,171.0)      73,297.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2007

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Hedged Equity .......................................                  110,996.0        85,897.5       (147,066.8)      49,826.7
   International Rotation ..............................                         --        31,450.7         (3,295.5)      28,155.2
   Internet ............................................                   33,195.7        26,821.1        (53,686.1)       6,330.7
   Inverse Dow 2X Strategy .............................                  159,220.6    11,142,904.6    (11,255,216.9)      46,908.3
   Inverse Government Long Bond Strategy ...............                    5,518.1     2,763,223.3     (2,701,893.7)      66,847.7
   Inverse Mid-Cap Strategy ............................                   13,930.2       269,754.3       (274,364.3)       9,320.2
   Inverse NASDAQ-100(R) Strategy ......................         n         41,432.6     9,170,830.2     (9,198,224.3)      14,038.5
   Inverse Russell 2000 Strategy .......................                   38,605.7     3,289,689.9     (3,291,951.5)      36,344.1
   Inverse S&P 500 Strategy ............................                   46,655.9    21,355,456.2    (21,329,618.8)      72,493.3
   Japan 1.25X Strategy ................................                    9,435.4       196,796.9       (173,752.8)      32,479.5
   Large Cap Growth ....................................                   50,516.2     1,187,006.9     (1,032,616.5)     204,906.6
   Large Cap Value .....................................                   18,974.5       570,015.4       (534,820.6)      54,169.3
   Leisure .............................................                    5,218.5        80,067.9        (73,777.7)      11,508.7
   Managed Futures .....................................                         --       337,644.9       (112,003.4)     225,641.5
   Mid Cap 1.5X Strategy ...............................                   37,575.8       437,550.8       (402,999.6)      72,127.0
   Mid-Cap Growth ......................................                   89,078.8     1,029,870.1     (1,073,682.9)      45,266.0
   Mid-Cap Value .......................................                   24,293.2       664,290.0       (645,203.5)      43,379.7
   Multi-Cap Core Equity ...............................                    2,778.1         2,709.7         (2,250.2)       3,237.6
   NASDAQ-100(R) 2X Strategy ...........................         o        172,314.3    10,849,850.8    (10,414,520.7)     607,644.4
   NASDAQ-100(R) .......................................         p         60,068.9     1,111,669.3     (1,133,085.8)      38,652.4
   Nova ................................................                   52,775.8       467,643.8       (471,514.6)      48,905.0
   Precious Metals .....................................                  124,316.8       997,071.9       (935,264.0)     186,124.7
   Real Estate .........................................                   15,428.8       775,093.8       (725,966.0)      64,556.6
   Retailing ...........................................                    2,404.2       172,564.1       (167,547.3)       7,421.0
   Russell 2000(R) 1.5X Strategy .......................                    8,005.5       267,517.5       (191,810.2)      83,712.8
   Russell 2000(R) 2X Strategy .........................                   68,608.0     4,862,160.0     (4,707,126.6)     223,641.4
   S&P 500 2X Strategy .................................                   80,410.5    16,064,114.0    (15,992,022.4)     152,502.1
   Sector Rotation .....................................                   81,810.7        61,402.2        (97,547.9)      45,665.0
   Small-Cap Growth ....................................                   59,971.6     1,012,932.0       (814,198.0)     258,705.6
   Small-Cap Value .....................................                   42,530.4     1,523,738.2     (1,467,732.0)      98,536.6
   Strengthening Dollar 2X Strategy ....................                   34,266.4       815,218.3       (760,420.4)      89,064.3
   Technology ..........................................                   21,030.8       183,419.4       (160,393.4)      44,056.8
   Telecommunications ..................................                   24,887.9        77,075.9        (91,042.9)      10,920.9
   Transportation ......................................                   10,042.1       224,126.2       (198,374.4)      35,793.9
   U.S. Government Money Market ........................                1,384,888.9    47,090,240.6    (45,898,482.8)   2,576,646.7
   Utilities ...........................................                   89,639.2       607,244.4       (553,229.8)     143,653.8
   Weakening Dollar 2X Strategy ........................                   22,025.3       561,230.7       (540,138.8)      43,117.2
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ......................                   28,568.7        29,558.6        (19,813.8)      38,313.5
   Global Technology ...................................                   19,636.3        43,687.8        (55,232.5)       8,091.6
   Large-Cap Value .....................................                         --        17,302.6         (1,588.7)      15,713.9
   Small-Cap Value .....................................                         --       101,259.9        (39,339.0)      61,920.9
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II .................................                  473,572.3       352,526.0       (282,272.8)     543,825.5
   Equity Income II ....................................                  363,846.8       325,761.8       (129,293.0)     560,315.6
   Health Sciences II ..................................                  131,219.3       114,635.0       (102,913.7)     142,940.6
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ................................                   10,038.3       131,416.5        (42,341.8)      99,113.0
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...............................................                  572,296.2       294,531.5       (330,540.0)     536,287.7
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .....................................                   27,952.9        65,942.1        (40,474.4)      53,420.6
   Bond ................................................                  187,968.1       137,819.4       (116,629.1)     209,158.4
   Emerging Markets ....................................                  141,109.8       206,021.9       (292,166.7)      54,965.0
   Hard Assets .........................................                  173,567.1       278,667.9       (293,330.7)     158,904.3
   Real Estate .........................................                  119,150.4       123,509.5       (109,694.5)     132,965.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ............................................                         --        12,027.2            (63.1)      11,964.1
   Capital Growth ......................................                         --        89,002.2        (21,043.0)      67,959.2
   Diversified Value ...................................                         --        46,376.4           (117.5)      46,258.9
   Equity Index ........................................                         --       380,080.5        (50,631.4)     329,449.1
   International .......................................                         --       131,245.5        (27,956.9)     103,288.6
   Short-Term Investment Grade .........................                         --       238,498.1        (26,504.0)     211,994.1
   Small Company Growth ................................                         --         9,294.2            (18.8)       9,275.4
   Total Bond Market Index .............................                         --       263,623.1        (64,420.3)     199,202.8
   Total Stock Market Index ............................                         --       156,020.1        (20,951.4)     135,068.7
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...........................................                   58,564.9       104,545.8       (128,897.8)      34,212.9
   Opportunity .........................................                   23,937.4        23,316.2        (20,778.8)      26,474.8
   Small-Mid Cap Value .................................                         --         1,149.3           (529.6)         619.7
                                                                       -------------------------------------------------------------
                                                                       26,833,342.1   241,406,716.9   (228,445,249.8)  39,794,809.2
                                                                       =============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(6) UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2007 was as follows:

                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
40|86 SERIES TRUST:
   Balanced ............................................         j         72,188.5        21,295.8        (93,484.3)            --
   Equity ..............................................         j        121,155.6        46,457.5       (167,613.1)            --
   Fixed Income ........................................         a         11,318.9            73.6        (11,392.5)            --
   Government Securities ...............................         a         19,344.8         2,209.8        (21,554.6)            --
   Money Market ........................................         a      1,290,712.9       851,291.4     (2,142,004.3)            --
AIM VARIABLE INSURANCE FUNDS:
   Basic Value .........................................                    8,928.2        42,945.4        (36,717.7)      15,155.9
   Core Equity .........................................                    8,156.5         6,384.5         (4,981.5)       9,559.5
   Financial Services ..................................                    3,386.6         5,319.8         (8,301.8)         404.6
   Global Health Care ..................................                    3,336.5        11,544.2         (2,829.4)      12,051.3
   Global Real Estate ..................................                   89,953.8       524,254.7       (435,063.3)     179,145.2
   High Yield ..........................................                  223,517.8     1,246,829.3     (1,406,512.6)      63,834.5
   International Growth ................................        ah               --        19,016.9        (17,758.0)       1,258.9
   Mid Cap Core Equity .................................                    4,642.1        44,263.1        (14,122.4)      34,782.8
   Technology ..........................................                   22,179.7        34,942.1        (55,025.0)       2,096.8
THE ALGER AMERICAN FUND:
   LargeCap Growth .....................................        aj         29,830.4       135,612.8        (53,323.0)     112,120.2
   Capital Appreciation ................................        ak         14,513.9       723,265.5       (434,247.6)     303,531.8
   MidCap Growth .......................................                   23,370.4       608,528.6       (431,736.7)     200,162.3
   SmallCap Growth .....................................        al         50,230.7        67,387.3        (50,639.1)      66,978.9
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ...................................                    8,340.9        43,405.5        (12,850.1)      38,896.3
   Small-Mid Cap Value .................................                      520.8        97,822.0        (15,316.7)      83,026.1
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ............................................                   39,047.5        89,590.7        (27,896.7)     100,741.5
   Income & Growth .....................................                   48,076.1        88,931.8        (47,943.5)      89,064.4
   Inflation Protection ................................                    8,472.6       155,378.8        (57,352.5)     106,498.9
   International .......................................                   47,676.1       471,257.5       (362,976.0)     155,957.6
   Large Company Value .................................         k               --        30,245.2        (27,153.6)       3,091.6
   Ultra ...............................................         k               --       118,089.2         (1,477.0)     116,612.2
   Value ...............................................                   98,114.0        341889.3       (337,169.2)     102,834.1
   Vista ...............................................         k               --       128,679.3        (95,995.1)      32,684.2
CREDIT SUISSE TRUST:
   Commodity Return Strategy ...........................                    1,706.6        38,486.4        (17,586.6)      22,606.4
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond ..................................                   96,130.8     1,551,819.7     (1,364,285.9)     283,664.6
   Evolution VP All Cap Equity .........................                   45,820.3        56,068.6        (84,682.6)      17,206.3
   Evolution VP Managed Bond ...........................                   24,160.3        10,653.5        (26,103.6)       8,710.2
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ...............................                   66,462.0       106,429.1        (15,206.3)     157,684.8
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: ..............                      956.9         3,415.1           (162.3)       4,209.7
DREYFUS STOCK INDEX FUND: ..............................                  318,871.3       617,536.1       (143,445.7)     792,961.7
DREYFUS VARIABLE INVESTMENT FUND:
   Disciplined Stock ...................................         i          2,463.1        16,599.3        (19,062.4)            --
   International Value .................................                  167,487.3       303,869.8        (78,392.0)     392,965.1
FEDERATED INSURANCE SERIES:
   Capital Income II ...................................                   43,490.9        39,472.2        (23,414.4)      59,548.7
   High Income Bond II .................................                  101,900.7       132,544.1       (109,426.0)     125,018.8
   International Equity II .............................                    2,575.8       107,014.8        (36,276.6)      73,314.0
   Kaufmann II .........................................                      305.0        61,974.9        (25,435.9)      36,844.0
   Market Opportunity II ...............................                         --        10,989.9         (2,819.0)       8,170.9
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ............................................         k               --        95,074.1        (29,133.4)      65,940.7
   Forty ...............................................         k               --        29,942.1           (883.4)      29,058.7
   Global Life Sciences ................................         k               --         2,720.6             (3.6)       2,717.0

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NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
   Growth and Income ...................................                   39,733.4       158,259.1        (32,346.6)     165,645.9
   International Growth ................................                  283,359.4       632,583.5       (309,122.7)     606,820.2
   Large Cap Growth ....................................                   71,660.3        66,186.0        (45,483.4)      92,362.9
   Mid Cap Growth ......................................                   45,300.1       129,065.7        (50,909.7)     123,456.1
   Perkins Mid Cap Value ...............................      k, ap              --        64,181.5         (4,337.8)      59,843.7
   Worldwide Growth ....................................                   97,832.3        96,731.6        (33,093.9)     161,470.0
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service ..................                         --         6,180.4            (23.5)       6,156.9
   INTECH Risk-Managed Growth - Service ................                    2,268.4         2,007.7         (2,297.5)       1,978.6
   Perkins Small Company Value - Service ...............      k, aq              --         7,067.5            (28.9)       7,038.6
LAZARD RETIREMENT SERIES:
   Emerging Markets ....................................                  247,059.3     1,006,949.6     (1,080,888.0)     173,120.9
   International Equity ................................                  140,502.7       222,084.3       (219,363.4)     143,223.6
   US Small Cap Equity .................................         ao        70,037.4        15,811.8        (77,517.2)       8,332.0
   US Strategic Equity .................................          l        18,145.8        41,573.9        (36,357.0)      23,362.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   Aggressive Growth ...................................          b              --        34,732.8         (5,891.2)      28,841.6
   Capital and Income ..................................          b              --        49,787.6         (2,613.2)      47,174.4
   Fundamental Value ...................................          b              --        20,134.4         (2,353.4)      17,781.0
   Large Cap Growth ....................................          b              --        35,136.7         (9,239.0)      25,897.7
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Global High Yield Bond ..............................          c        22,910.2        28,165.5        (21,836.5)      29,239.2
   Government ..........................................          d              --        14,545.4         (1,656.7)      12,888.7
   Strategic Bond ......................................          c        87,749.3        96,906.4        (76,469.7)     108,186.0
LEGG MASON PARTNERS VARIABLE PORTFOLIOS I, INC:
   Aggressive Growth ...................................          e           930.2           783.9         (1,714.1)            --
   All Cap Value .......................................          f        22,770.4           712.9        (23,483.3)            --
   Large Cap Growth ....................................          g        18,937.4         3,012.7        (21,950.1)            --
   Total Return ........................................          h              --        29,660.4        (29,660.4)            --
LORD ABBETT SERIES FUND:
   America's Value .....................................                    5,386.4        37,047.6        (17,976.7)      24,457.3
   Growth and Income ...................................                   49,919.5       116,930.7        (39,165.9)     127,684.3
   International .......................................         ah              --         6,235.6             (0.7)       6,234.9
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index ..........................................          k              --        69,493.0            (64.5)      69,428.5
   International Index .................................          k              --       146,633.1            (55.2)     146,577.9
   Mid Cap Index .......................................          k              --        20,576.7            (19.9)      20,556.8
   S&P 500 Index .......................................          k              --       317,264.4            (99.0)     317,165.4
   Small Cap Index .....................................          k              --        22,033.9            (15.5)      22,018.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond ....................................          m        15,889.2       857,554.8       (852,898.8)      20,545.2
   Short Duration Bond .................................          n       161,235.7       170,826.2       (143,359.5)     188,702.4
   Small-Cap Growth ....................................         am        14,759.9        16,108.4        (14,297.7)      16,570.6
   Mid-Cap Growth ......................................                   15,244.2       200,382.0       (164,345.2)      51,281.0
   Partners ............................................                  118,903.9       466,794.1       (381,414.9)     204,283.1
   Regency .............................................                   30,708.6        66,873.6        (57,061.0)      40,521.2
   Socially Responsive .................................                    7,143.4        40,096.1        (30,406.8)      16,832.7
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters .................................         ag              --     1,093,894.8       (289,879.3)     804,015.5
   JNF Balanced ........................................          k              --        92,131.5        (58,494.9)      33,636.6
   JNF Equity ..........................................          k              --       267,150.8        (51,767.0)     215,383.8
PIMCO VARIABLE INSURANCE TRUST:
   All Assets ..........................................                   24,659.3       209,533.7        (52,624.8)     181,568.2
   CommodityRealReturn Strategy ........................                  123,096.6       263,932.6       (132,257.9)     254,771.3
   Emerging Markets Bond ...............................                  214,282.2       435,469.3       (527,424.2)     122,327.3

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Foreign Bond US Dollar-Hedged .......................                   23,497.4       207,389.3        (46,950.7)     183,936.0
   Global Bond Unhedged ................................                   27,468.8       469,802.1       (393,716.3)     103,554.6
   High Yield ..........................................                  450,284.4       884,820.5     (1,232,159.8)     102,945.1
   Long Term US Government .............................                         --       175,915.3        (88,675.0)      87,240.3
   Low Duration ........................................                    7,910.4       566,046.2       (345,200.3)     228,756.3
   Money Market ........................................                1,274,451.2    48,165,546.2    (43,508,562.7)   5,931,434.7
   RealEstateRealReturn Strategy .......................                   14,998.6       102,267.1        (12,666.1)     104,599.6
   Real Return .........................................                  171,546.8       539,330.9       (349,335.5)     361,542.2
   Short Term ..........................................                  154,902.8       350,995.3       (235,826.2)     270,071.9
   StocksPLUS(R) Total Return ..........................                   18,977.2        55,011.8        (13,781.8)      60,207.2
   Total Return ........................................                  566,043.8     1,921,413.8       (817,817.5)   1,669,640.1
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ................................................        ah               --         2,814.1               --        2,814.1
   Core Bond ...........................................        ai          9,150.0        45,344.8        (54,494.8)            --
   Cullen Value ........................................                         --       495,151.4       (421,654.7)      73,496.7
   Emerging Markets ....................................                   37,626.5     1,411,604.0     (1,347,021.7)     102,208.8
   Equity Income .......................................                  176,859.5       253,551.2       (235,284.8)     195,125.9
   Fund ................................................                   41,705.8       139,303.6        (44,781.7)     136,227.7
   Global High Yield ...................................                    8,685.1     1,402,884.1     (1,376,161.5)      35,407.7
   High Yield ..........................................                   79,846.0     1,248,457.0       (603,004.8)     725,298.2
   International .......................................                   69,289.7       293,619.5       (271,581.4)      91,327.8
   Mid Cap Value .......................................                   31,204.3       262,255.3       (187,828.1)     105,631.5
   Money Market ........................................                         --           843.4           (489.7)         353.7
   Small Cap Value .....................................                         --        37,116.7         (6,638.7)      30,478.0
   Strategic Income ....................................                         --     1,255,346.8       (714,004.1)     541,342.7
ROYCE CAPITAL FUND:
   Micro-Cap ...........................................                   90,313.6       637,006.8       (591,882.9)     135,437.5
   Small-Cap ...........................................                   92,085.4       165,737.8        (52,770.0)     205,053.2
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo ..............................                  163,776.7       253,129.3        (22,199.1)     394,706.9
   CLS AdvisorOne Clermont .............................                   50,799.5        80,233.9        (11,378.6)     119,654.8
   Absolute Return Strategies ..........................                   33,275.5       146,135.0        (56,109.6)     123,300.9
   Banking .............................................                   17,752.8       206,700.4       (218,776.7)       5,676.5
   Basic Materials .....................................                   11,208.6       609,873.5       (526,688.6)      94,393.5
   Biotechnology .......................................                    2,861.4        94,034.1        (80,395.8)      16,499.7
   Commodities Strategy ................................         o          8,506.4       179,325.7       (150,359.3)      37,472.8
   Consumer Products ...................................                   25,743.9       639,771.4       (596,335.9)      69,179.4
   Dow 2X Strategy .....................................         p         25,325.8       325,108.0       (321,972.9)      28,460.9
   Electronics .........................................                      493.6        79,710.2        (49,030.4)      31,173.4
   Energy ..............................................                   40,850.5       476,259.4       (399,090.3)     118,019.6
   Energy Services .....................................                   17,538.3       374,084.8       (288,121.6)     103,501.5
   Essential Portfolio Aggressive ......................                         --         5,702.3         (3,098.4)       2,603.9
   Essential Portfolio Conservative ....................                   14,646.7        66,690.9        (62,623.2)      18,714.4
   Essential Portfolio Moderate ........................                    3,859.7         9,009.7         (4,035.1)       8,834.3
   Europe 1.25X Strategy ...............................         q         28,896.3       743,462.2       (716,183.3)      56,175.2
   Financial Services ..................................                    7,335.0       251,113.4       (244,451.3)      13,997.1
   Government Long Bond 1.2X Strategy ..................         r         13,875.8     9,708,646.1     (9,680,863.9)      41,658.0
   Health Care .........................................                   13,741.2       398,051.9       (359,379.5)      52,413.6
   Hedged Equity .......................................                   31,112.8       214,004.6       (134,121.4)     110,996.0
   Internet ............................................                    3,403.2       107,981.9        (78,189.4)      33,195.7
   Inverse Dow 2X Strategy .............................         s         16,007.0       916,990.8       (773,777.2)     159,220.6
   Inverse Government Long Bond Strategy ...............         t         15,270.1       746,111.6       (755,863.6)       5,518.1
   Inverse Mid-Cap Strategy ............................         u          5,216.4       268,461.7       (259,747.9)      13,930.2
   Inverse NASDAQ-100(R) Strategy ......................         v         37,268.0    37,824,189.8    (37,820,025.2)      41,432.6
   Inverse Russell 2000 Strategy .......................         w         25,169.4     1,642,837.9     (1,629,401.6)      38,605.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                           NUMBER                                         NUMBER
                                                                          OF UNITS                                       OF UNITS
                                                                         BEGINNING        UNITS            UNITS            END
                                                              NOTES*      OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse S&P 500 Strategy ............................         x          2,539.8     1,247,758.1     (1,203,642.0)      46,655.9
   Japan 1.25X Strategy ................................         y         22,430.1       311,843.0       (324,837.7)       9,435.4
   Large Cap Growth ....................................                   20,057.3       397,544.6       (367,085.7)      50,516.2
   Large Cap Value .....................................                   42,978.9       289,750.9       (313,755.3)      18,974.5
   Leisure .............................................                   37,860.2       114,084.9       (146,726.6)       5,218.5
   Mid Cap 1.5X Strategy ...............................         z        136,112.3     3,378,330.0     (3,476,866.5)      37,575.8
   Mid-Cap Growth ......................................                    9,368.4       994,959.7       (915,249.3)      89,078.8
   Mid-Cap Value .......................................                   48,209.2       599,028.3       (622,944.3)      24,293.2
   Multi-Cap Core Equity ...............................                         --        28,099.0        (25,320.9)       2,778.1
   Nova ................................................                   54,343.4       333,418.6       (334,986.2)      52,775.8
   NASDAQ-100(R) 2X Strategy ...........................        aa         88,085.4    19,182,202.0    (19,097,973.1)     172,314.3
   NASDAQ-100(R) .......................................        an          6,956.4     1,800,793.8     (1,747,681.3)      60,068.9
   Precious Metals .....................................                   81,242.4       637,715.7       (594,641.3)     124,316.8
   Real Estate .........................................                   25,627.4       468,215.1       (478,413.7)      15,428.8
   Retailing ...........................................                    3,477.3        93,777.0        (94,850.1)       2,404.2
   Russell 2000 1.5X Strategy ..........................        ab        322,341.9     2,713,938.1     (3,028,274.5)       8,005.5
   Russell 2000 2X Strategy ............................        ac               --       998,030.7       (929,422.7)      68,608.0
   S&P 500 2X Strategy .................................        ad         70,695.4     1,625,051.2     (1,615,336.1)      80,410.5
   Sector Rotation .....................................                   19,206.9       108,003.7        (45,399.9)      81,810.7
   Small-Cap Growth ....................................                   21,860.0       257,702.6       (219,591.0)      59,971.6
   Small-Cap Value .....................................                   52,983.4       295,387.4       (305,840.4)      42,530.4
   Strengthening Dollar 2X Strategy ....................        ae               --       179,052.7       (144,786.3)      34,266.4
   Technology ..........................................                    3,265.5       315,847.7       (298,082.4)      21,030.8
   Telecommunications ..................................                      743.0       148,658.2       (124,513.3)      24,887.9
   Transportation ......................................                    2,675.5       273,657.7       (266,291.1)      10,042.1
   U.S. Government Money Market ........................                1,341,535.3    46,493,110.7    (46,449,757.1)   1,384,888.9
   Utilities ...........................................                   20,812.5       745,698.2       (676,871.5)      89,639.2
   Weakening Dollar 2X Strategy ........................        af         24,215.0       295,183.7       (297,373.4)      22,025.3
SELIGMAN PORTFOLIOS, INC:
   Communications and Information ......................                   49,837.3        84,198.0       (105,466.6)      28,568.7
   Global Technology ...................................                    7,341.3        40,828.3        (28,533.3)      19,636.3
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II .................................                   79,563.7       570,394.7       (176,386.1)     473,572.3
   Equity Income II ....................................                  124,630.7       457,852.4       (218,636.3)     363,846.8
   Health Sciences II ..................................                   35,209.7       163,964.6        (67,955.0)     131,219.3
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ................................         k               --        12,566.2         (2,527.9)      10,038.3
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ...............................................                  245,603.8       435,106.3       (108,413.9)     572,296.2
VAN ECK WORLDWIDE INSURANCE TRUST:
   Absolute Return .....................................                   45,080.1        65,063.6        (82,190.8)      27,952.9
   Bond ................................................                   81,435.5       124,030.1        (17,497.5)     187,968.1
   Emerging Markets ....................................                   99,628.5     1,083,628.1     (1,042,146.8)     141,109.8
   Hard Assets .........................................                  134,841.8       274,614.4       (235,889.1)     173,567.1
   Real Estate .........................................                   66,176.0       114,185.9        (61,211.5)     119,150.4
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ...........................................                   49,335.5        51,381.9        (42,152.5)      58,564.9
   Opportunity .........................................                   21,097.9        16,342.3        (13,502.8)      23,937.4
                                                                       -------------------------------------------------------------
                                                                       12,529,958.4   222,098,941.7   (207,795,558.0)  26,833,342.1
                                                                       =============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d)    For the period May 1, 2008 (inception of fund) through December 31, 2008.

e)    For the period November 14, 2008 (inception of fund) through December 31,
      2008.

f)    For the period January 1, 2008 through August 6, 2008 (liquidation of fund).

g) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

h)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund).

i) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

j) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008.

k) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

l)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

m) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market).

n) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

o) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

p) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

q) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

r) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

      FOR THE PERIOD ENDING DECEMBER 31, 2007:

a)    For the period January 1, 2007 through March 29, 2007 (liquidation of fund).

b)    For the period April 27, 2007 (inception of fund) through December 31,
      2007.

c) Formerly in Legg Mason Partners Variable Portfolio I until move on April 27, 2007.

d)    Formerly in Legg Mason Partners Investment Series until move on April 27,
      2007.

e) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Aggressive Growth).

f) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Fundamental Value).

g) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Large Cap Growth).

h) For the period January 1, 2007 through April 27, 2007 (merged into LMPV Equity Trust - Capital and Income).

i)    For the period January 1, 2007 through April 27, 2007 (liquidation of fund).

j)    For the period of January 1, 2007 through April 30, 2007 (liquidation of fund).

k)    For the period May 1, 2007 (inception of fund) through December 31, 2007.

l) Lazard US Strategic Equity was formerly Lazard Equity prior to its name change effective May 1, 2007.

m) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

n) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008 and was formerly Neuberger Berman AMT High Income Bond prior to its name change effective May 1, 2007.

o) Rydex Commodities Strategy was formerly Rydex Commodities prior to its name change effective May 1, 2007.

p) Rydex Dow 2X Strategy was formerly Rydex Dynamic Dow prior to its name change effective July 3, 2007.

q) Rydex Europe 1.25 X Strategy was formerly Rydex Europe Advantage prior to its name change effective July 3, 2007.

r) Rydex Government Long Bond 1.2X Strategy was formerly Rydex Government Long Bond Advantage prior to its name change effective July 3, 2007.

s) Rydex Inverse Dow 2X Strategy was formerly Rydex Inverse Dynamic Dow prior to its name change effective July 3, 2007.

t) Rydex Inverse Government Long Bond Strategy was formerly Rydex Inverse Government Long Bond prior to its name change effective July 3, 2007.

u) Rydex Inverse Mid-Cap Strategy was formerly Rydex Inverse Mid-Cap prior to its name change effective July 3, 2007.

v) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Inverse OTC prior to its name change effective July 3, 2007.

w) Rydex Inverse Russell 2000 Strategy was formerly Rydex Inverse Russell 2000 prior to its name change effective July 3, 2007.

x) Rydex Inverse S&P 500 Strategy was formerly Rydex Inverse S&P 500 prior to its name change effective July 3, 2007.

y) Rydex Japan 1.25X Strategy was formerly Rydex Japan Advantage prior to its name change effective July 3, 2007.

z) Rydex Mid Cap 1.5X Strategy was formerly Rydex Mid Cap Advantage prior to its name change effective July 3, 2007.

aa) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008 and was formerly Rydex Dynamic OTC prior to its name change effective July 3, 2007.

ab) Rydex Russell 2000 1.5X Strategy was formerly Rydex Russell 2000 Advantage prior to its name change effective July 3, 2007.

ac) Rydex Russell 2000 2X Strategy was formerly Rydex Dynamic Russell 2000 prior to its name change effective July 3, 2007.

ad) Rydex S&P 500 2X Strategy was formerly Rydex Dynamic S&P 500 prior to its name change effective July 3, 2007.

ae) Rydex Strengthening Dollar 2X Strategy was formerly Rydex Dynamic Strengthening Dollar prior to its name change effective July 3, 2007.

af) Rydex Weakening Dollar 2X Strategy was formerly Rydex Dynamic Weakening Dollar prior to its name change effective July 3, 2007.

ag)   For the period July 2, 2007 (inception of fund) through December 31, 2007.

ah) For the period November 9, 2007(inception of fund) through December 31, 2007.

ai)   For the period of January 1, 2007 through November 9, 2007 (liquidation of fund).

aj) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

ak) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

al) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

am) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

an) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

ao) Lazard Retirement US Small Cap Equity was formerly Lazard Retirement Small Cap prior to its name change effective May 1, 2008.

ap) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

aq) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G as of December 31, 2008, the related statements of operations and changes in net assets for the years ended December 31, 2008 and 2007, and the financial highlights for each of the five years for the period ended December 31, 2008. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2008, the results of its operations, changes in its net assets for the years ended December 31, 2008 and 2007, and financial highlights for each of the five years for the period ended December 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 31, 2009

================================================================================

                             JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                             SPONSOR
                             Jefferson National Life Insurance Company

                             DISTRIBUTOR
                             Jefferson National Financial Securities Corporation

                             INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)   Financial Statements

      The following financial statements are included in Part B of the Registration Statement:

      The financial statements of Jefferson National Life Insurance Company at December 31, 2008 and 2007, and for the three years then ended
      December 31, 2008.

      The financial statements of Jefferson National Life Annuity Account G at December 31, 2008 and for each of the two years then ended December 31, 2008.

(b)   Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1) (a) Resolution of Board of Directors of the Company authorizing (2) the establishment of the Separate Account.

    (b)        Resolution Changing the Name of the Separate Account         (1)

(2)            Not Applicable.

(3) (a) (i)    Form of Principal Underwriter's Agreement of the Company on  (1)
               behalf of the Separate Account and Inviva Securities
               Corporation.

        (ii)   Form of Amendment to Principal Underwriter's Agreement       (1)

    (b)        Form of Selling Agreement                                    (1)

(4) (a)        Form of Individual Contract Fixed and Variable Accounts.     (1)
               (22-4056)

    (b)        Form of Group Contract.                                      (2)

    (c)        Form of Group Certificate.                                   (2)

    (d)        Form of Endorsement Amending MVA Provision                   (1)

    (e)        Form of IRA Endorsement                                      (1)

    (f)        Form of Roth IRA Endorsement                                 (1)

    (g)        Form of JSA Endorsement                                      (1)

    (h)        Form of Individual Contract Fixed and Variable Accounts.     (11)
               (JNL-2300)

    (i)        Form of Electronic Administration Endorsement (JNL-4020)     (11)

    (j)        Form of Individual Contract Fixed and Variable Accounts.     (12)
               (JNL-2300-1)

    (k)        Form of Joint Owner Endorsement. (MONADV-END 01/07)          (13)

    (l)        Form of Transaction Fee Rider. (JNL-TRXFEE-2007)             (13)

    (m)        Form of Individual Contract Fixed and Variable Accounts.     (13)
               (JNL-2300-2)

 (5)(a)        Form of Application for Individual Annuity Contract.          (1)
               (JNL-6000)

    (b)        Form of JNL Individual Application. (JNL-6005)               (11)

    (c)        Form of JNL Individual Application. (JNL-6005-2)             (12)

    (d)        Form of JNL Individual Application. (JNL-6005-3)             (13)

    (e)        Form of JNL Individual Application (JNL-6005-4)              (14)

(6) (a)        Amended and Restated Articles of Incorporation of Conseco    (1)
               Variable Insurance Company.

    (b)        Amended and Restated By-Laws of the Company.                 (1)

(7)            Not Applicable.

(8) (a) Form of Participation Agreement dated October 23, 2002 with (1) Conseco Series Trust and Conseco Equity Sales, Inc. and amendments thereto dated September 10, 2003 and February 1, 2001.

        (i)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated October 23, 2002 by and among 40|86 Series
               Trust, 40|86 Advisors, Inc. and Jefferson National Life
               Insurance Company.

    (b) (i)    Form of Participation Agreement by and among A I M           (3)
               Distributors, Inc., Jefferson National Life Insurance
               Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated May 1, 2003.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation dated
               May 1, 2003.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
               Corporation dated May 1, 2003.

    (c) (i)    Form of Participation Agreement among the Alger American     (4)
               Fund, Great American Reserve Insurance Company and Fred
               Alger and Company, Inc. dated March 31, 1995.

        (ii)   Form of Amendment dated November 5, 1999 to the              (5)
               Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (iv) Form of Amendments August 4, 2003 and March 22, 2004 to the (1) Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger and
               Company, Inc. dated March 31, 1995.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among the Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

        (vi)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among The Alger American Fund, Jefferson National
               Life Insurance Company and Fred Alger and Company, Inc.
               dated March 31, 1995.

    (d) (i)    Form of Participation Agreement between Great American        (4)
               Reserve Insurance Company and American Century Investment Services as of 1997.

        (ii)   Form of Amendment dated November 15, 1997 to the             (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (iii)  Form of Amendment dated December 31, 1997 to the             (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (iv)   Form of Amendment dated January 13, 2000 to the              (5)
               Participation Agreement between Great American Reserve
               Insurance Company and American Century Investment Services as of 1997.

        (v)    Form of Amendment dated February 9, 2001 to the              (5)
               Participation Agreement between Great American Reserve

               Insurance Company and American Century Investment Services as of 1997.

        (vi) Form of Amendments dated July 31, 2003 and March 25, 2004 to (1) the Participation Agreement between Great American Reserve Insurance Company and American Century Investment Services as of 1997.

        (vii)  Form of Amendments dated May 1, 2005 to the Participation    (10)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (viii) Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement between Jefferson National Life Insurance Company and American Century Investment Services as of 1997.

        (ix)  Form of Amendment dated May 1, 2007 to the Participation      (13)
              Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

    (e) (i)   Form of Participation Agreement dated May 1, 1995 by and      (5)
              among Conseco Variable Insurance Company, Dreyfus
              Variable Investment Fund, The Dreyfus Socially Responsible
              Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc.
              and Dreyfus Investment Portfolios.

        (ii)  Form of Amendment dated March 21, 2002 to the Participation   (5)
              Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
              Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
              Portfolios.

        (iii) Form of Amendment dated May 1, 2003 to the Participation      (1)
              Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The
              Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. and Dreyfus Investment
              Portfolios.

        (iv)  Form of Amendment dated 2004 to the Participation Agreement   (1)
              dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus
              Socially Responsible Growth Fund, Inc., Dreyfus Life and
              Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

        (v)    Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 1995 by and among Jefferson National
               Life Insurance Company, Dreyfus Variable Investment Fund,
               The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
               Life and Annuity Index Fund, Inc. and Dreyfus Investment Portfolios.

    (f) (i)    Form of Participation Agreement dated March 6, 1995 by and   (4)
               among Great American Reserve Insurance Company and Insurance Management Series, Federated Securities Corp.

        (ii) Form of Amendment dated 1999 to the Participation Agreement (5) dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated March 6, 1995 by and among
               Conseco Variable Insurance Company, Federated Insurance
               Series and Federated Securities Corp.

        (iv) Form of Amendment dated 2004 to the Participation Agreement (1) dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance Series and Federated Securities Corp.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated March 6, 1995 by and among Jefferson
               National Life Insurance Company, Federated Insurance Series and Federated Securities Corp.

    (g) (i) Form of Participation Agreement by and among First American (6) Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

        (ii) Form of Amendment dated April 25, 2001 to the Participation (5) Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement by and among First American Insurance Portfolios, Inc., First American Asset Management and Conseco Variable Insurance Company dated 2001.

    (h) (i)    Form of Participation Agreement among Janus Aspen Series,    (1)
               Janus Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001 and Form of Amendment dated
               July 2003 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement among Janus Aspen Series, Janus

               Distributors LLC and Jefferson National Life Insurance Company dated February 1, 2001.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement among Janus Aspen Series, Janus Distributors LLC and Jefferson National Life Insurance Company dated February
               1, 2001(Service and Institutional)

    (i) (i)    Form of Participation Agreement among Lazard Retirement      (1)
               Series, Inc., Lazard Asset Management, LLC, Inviva
               Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

        (ii) Form of Amendment dated March 21, 2004 to the Participation (1) Agreement among Lazard Retirement Series, Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance Company dated May 1, 2003.

    (j) (i) Form of Participation Agreement dated April 10, 1997 by and (4) among Lord, Abbett & Co. and Great American Reserve
               Insurance Company.

        (ii)   Form of Amendment dated December 1, 2001 to the              (7)
               Participation Agreement dated April 10, 1997 by and among
               Lord, Abbett & Co. and Great American Reserve Insurance
               Company.

        (iii)  Form of Amendment dated May 1, 2003 to the Participation     (1)
               Agreement dated April 10, 1997 by and among Lord, Abbett &
               Co. and Great American Reserve Insurance Company.

        (iv)   Form of Participation Agreement dated February 13, 2008 by   (15)
               and among Jefferson National Life Insurance Company, Lord
               Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (i) Form of Participation Agreement dated April 30, 1997 by and (5) among Neuberger&Berman Advisers Management Trust, Advisers Managers Trust, Neuberger&Berman Management Incorporated and Great American Reserve Insurance Company.

        (ii)   Form of Amendment dated May 1, 2000 to the Participation     (5)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Advisers Managers Trust,
               Neuberger Berman Management Incorporated and Conseco
               Variable Insurance Company.

        (iii)  Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
               Managers Trust, Neuberger&Berman Management Incorporated and Conseco Variable Insurance Company.

        (iv)   Form of Amendment dated May 1, 2004 to the Participation     (8)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated April 4, 2004 to the Participation   (1)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (vi)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (vii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (viii) Form of Amendment dated May 1, 2007 to the Participation     (13)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

        (ix)   Form of Amendment dated May 1, 2009 to the Participation     (15)
               Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

    (l) (i)    Form of Participation Agreement dated May 1, 2003 by and     (1)
               among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and Jefferson National Life Insurance
               Company and amended dated April 13, 2004 thereto.

        (ii)   Form of Amendment dated May 1, 2005 to the Participation     (10)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

        (iii)  Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, PIMCO Advisors Distributors LLC and
               Jefferson National Life Insurance Company.

        (iv)   Form of Amendment dated May 1, 2008 to the Participation     (14)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

        (v)    Form of Amendment dated May 1, 2009 to the Participation     (15)
               Agreement dated May 1, 2003 by and among PIMCO Variable
               Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

    (m) (i)    Form of Participation Agreement dated May 1, 2003 among      (1)
               Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

        (ii)   Form of amendment to Participation Agreement dated May 1,    (10)
               2003 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iii)  Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (iv)   Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

        (v)    Form of amendment to Participation Agreement dated May 1,    (15)
               2009 among Pioneer Variable Contract Trust, Jefferson
               National Life Insurance Company, Pioneer Investment
               Management, Inc. and Pioneer Funds Distributor, Inc.

    (n)        Form of Participation Agreement dated May 1, 2003 by and     (1)
               among Royce Capital Fund, Royce & Associates, LLC and
               Jefferson National Life Insurance Company and Inviva
               Securities Corporation and Form of Amendment dated April 5,
               2004 thereto.

        (i)    Form of amendment to Participation Agreement dated May 1,    (12)
               2006 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva
               Securities Corporation.

        (ii)   Form of amendment to Participation Agreement dated May 1,    (14)
               2008 among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Jefferson
               National Securities Corporation.

    (o) (i) Form of Participation Agreement dated March 24, 2000 by and (9) among Conseco Variable Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (ii)   Form of Amendment dated April 13, 2004 to the Form of        (1)
               Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust and PADCO Financial Services, Inc.

        (iii)  Form of Amendment dated May 1, 2005 to the Form of           (10)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (iv)   Form of Amendment dated May 1, 2006 to the Form of           (12)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and PADCO Financial Services, Inc.

        (v)    Form of Amendment dated March 31, 2008 to the Form of        (14)
               Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
               Trust and Rydex Distributors, Inc.

    (p) (i)    Form of Participation Agreement dated April 2004 between     (1)
               Jefferson National Life Insurance Company and Citigroup
               Global Markets Inc.

        (ii) Form of Amendment dated May 1, 2005 to Form of Participation (10) Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets Inc.

        (iii)  Form of Amendment dated April 28, 2007 to Form of            (13)
               Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global Markets
               Inc. (Legg Mason)

    (q) (i)    Form of Participation Agreement dated May 1, 2000 by and     (6)
               among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance Company.

        (ii)   Form of Amendment dated January 31, 2001 to the              (5)
               Participation Agreement dated May 1, 2000 by and among
               Seligman Portfolios, Inc., Seligman Advisors, Inc. and
               Conseco Variable Insurance Company.

        (iii) Form of Amendment dated August 5, 2003 to the Participation (1) Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Conseco
               Variable Insurance Company.

        (iv) Form of Amendment dated 2004 to the Participation Agreement (1) dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and Conseco Variable Insurance
               Company.

        (v)    Form of Amendment dated May 1, 2006 to the Participation     (12)
               Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

        (vi) Form of Amendment dated March 31, 2008 to the Participation (14) Agreement dated May 1, 2000 by and among Seligman
               Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
               National Life Insurance Company.

    (r) (i) Form of Participation Agreement dated April 30, 1997 by and (5) among Great American Reserve Insurance Company, Strong
               Variable Insurance Funds, Inc., Strong Special Fund II, Inc, Strong Capital Management, Inc. and Strong Funds
               Distributors, Inc.

        (ii)   Form of Amendment dated December 11, 1997 to Participation   (5)
               Agreement dated April 30, 1997 by and among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds II, Inc., Strong Capital Management, Inc. and Strong Funds Distributors, Inc.

        (iii)  Form of Amendment dated December 14. 1999 to Participation   (5)
               Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
               Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

        (iv)   Form of Amendment dated March 1, 2001 to Participation       (5)
               Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc.,
               Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. and Strong Investments, Inc.

        (v)    Form of Amendments dated December 2, 2003 and April5, 2004   (1)
               to Participation Agreement dated April 30, 1997 by and among Conseco Variable Insurance Company, Strong Variable
               Insurance Funds, Inc., Strong Opportunity Fund II, Inc.,
               Strong Capital Management, Inc. and Strong Investments, Inc.

    (s) (i)    Form of Participation Agreement dated May 1, 2003 with by    (8)
               and among Third Avenue Management LLC and Jefferson National Life Insurance Company.

        (ii)   Form of Amendment dated April 6, 2004 to the Participation   (1)
               Agreement dated May 1, 2003 with by and among Third Avenue Management LLC and Jefferson National Life Insurance
               Company.

    (t) (i)    Form of Participation Agreement dated February 29, 2000 by   (5)
               and among Conseco Variable Insurance Company, Van Eck
               Worldwide Insurance Trust and Van Eck Associates
               Corporation.

        (ii)   Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iii)  Form of Amendment dated January 31, 2001 to Participation    (5)
               Agreement dated February 29, 2000 by and among Conseco
               Variable Insurance Company, Van Eck Worldwide Insurance
               Trust and Van Eck Associates Corporation.

        (iv)   Form of Amendment dated May 1, 2003 to Participation         (8)
               Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and
               Jefferson National Life Insurance Company.

    (u) (i)    Form of Participation Agreement between Jefferson National   (1)
               Life Insurance Company, Bisys Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

        (ii) Form of Amendment dated 2004 to the Participation Agreement (1) between Jefferson National Life Insurance Company, Bisys
               Fund Services LP, Choice Investment Management Variable Insurance funds dated May 1, 2003.

    (v) (i)    Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April 8, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance Company, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable
               Trust dated April 8, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance Company, Jefferson National Securities Corporation, Wells Fargo Funds Distributor, LLC and Wells Fargo Variable Trust dated April
               8, 2005.

    (w) (i)    Form of Participation Agreement between Jefferson National   (10)
               Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

        (ii)   Form of Amendment dated May 1, 2006 to Participation         (12)
               Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Potomac Insurance Trust dated May 1, 2005.

        (iii)  Form of Amendment dated May 1, 2008 to Participation         (14)
               Agreement between Jefferson National Life Insurance Company, Rafferty Asset Management, LLC and Direxion Insurance Trust dated May 1, 2005.

    (x) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Alliance Capital Management L.P. and AllianceBernstein Investment Research and Management, Inc.
               dated May 1, 2006.

        (ii)   Form of Amendment dated March 8, 2008 to Form of             (14)
               Participation Agreement between Jefferson National Life
               Insurance Company, AllianceBernstein L.P. and
               AllianceBernstein Investments, Inc. dated May 1, 2006.

    (y) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, T. Rowe Price Investment Services,
               Inc. and the various T. Rowe Price funds dated May 1, 2006.

        (ii)   Form of Amendment dated May 1, 2007 to Participation         (13)
               Agreement between Jefferson National Life Insurance Company,
               T. Rowe Price Investment Services, Inc. and the various T.
               Rowe Price funds dated May 1, 2006.

    (z) (i)    Form of Participation Agreement between Jefferson National   (12)
               Life Insurance Company, Credit Suisse Trust, Credit Suisse
               Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. dated May 1, 2006.

    (aa)(i)    Form of Participation Agreement between Northern Lights      (13)
               Variable Trust and Jefferson National Life Insurance Company dated May 1, 2007.

        (ii)   Form of Amended Participation Agreement between Northern     (14)
               Lights Variable Trust and Jefferson National Life Insurance Company dated March 18, 2008.

    (bb)(i) Form of Participation Agreement between Nationwide Variable (13) Insurance Trust, Nationwide Fund Distributors LLC and
               Jefferson National Life Insurance Company dated May 1, 2007.

    (cc)(i)    Form of Participation Agreement between Vanguard Variable    (14)
               Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Jefferson National Life Insurance Company dated May 1, 2008.

    (dd)(i)    Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, Financial Investors Variable
               Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors,
               Inc. dated May 1, 2008.

    (ee)(i)    Form of Participation Agreement between Jefferson National   (14)
               Life Insurance Company, ALPS Variable Insurance Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc. dated May 1,
               2008.

    (ff)(i)    Form of Participation Agreement between Northern Lights      (15)
               Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.

(9)            Opinion and Consent of Counsel.                              (15)

(10)           Consent of Independent Registered Public Accounting Firm     (15)

(11)           Financial Statements omitted from Item 23 above.             N/A

(12)           Initial Capitalization Agreement.                            N/A

(13)(a) (i)   Powers of Attorney                                            (1)

        (ii)   Powers of Attorney - for Laurence Greenberg                  (11)

        (iii)  Powers of Attorney - for Robert Jefferson                    (12)

        (iv)   Powers of Attorney - for Joseph F. Vap                       (15)


(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on
April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on
April 13, 2007 (Accession Number [0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on
April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                                 POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                  Director, Chairman of the Board
Tracey Hecht Smilow             Director
Laurence P. Greenberg           Director, Chief Executive Officer and President
Craig A. Hawley (1)             General Counsel and Secretary
David Lau (1)                   Chief Operating Officer
Jeff Fritsche                   Tax Director
Michael Girouard                Chief Investment Officer
Joseph Vap (1)                  Chief Financial Officer and Treasurer
Dean C. Kehler (2)              Director
Robert Jefferson (3)            Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

------------------     -------------     -------------
  Smilow & Hecht        Inviva, Inc.     Series A, A-2,
  have more than         Management        B, C and D
70% voting control     and Employees      Convertible
 through Inviva,        (see note 2        Preferred
 LLC (see note 1           below)          Stock (see
      below)                             notes 3, 4, 5
                                          and 6 below)
------------------     -------------     -------------
         |                   |                 |
         |                   |                 |
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
                              Inviva, Inc.                            JNFC ESOP    Inviva, L.L.C.  Trimaran Inviva  Others
(owns 100% of JNF Holding Company, Inc. and 11.3% of JNFC directly,  (owns 11.98%   (owns 17.5%       TRPS, LLC      7.92%
      therefore, directly and indirectly, owns 45.1% of JNFC)          of JNFC)       of JNFC)       (owns 17.5%
                                                                                                       of JNFC)
-------------------------------------------------------------------  ------------  --------------  ---------------  ------
             |                                                             |             |                |            |
             |                                                             |             |                |            |
       -------------                                                       |             |                |            |
        JNF Holding                                                        |             |                |            |
       Company, Inc.                                                       |             |                |            |
        (owns 33.8%                                                        |             |                |            |
          of JNFC                                                          |             |                |            |
       -------------                                                       |             |                |            |
             |                                                             |             |                |            |
             |                                                             |             |                |            |
---------------------------------------------------------------------------------------------------------------------------
                                          Jefferson National Financial Corp. ("JNFC")
                                                     (owns 100% of JNL)
---------------------------------------------------------------------------------------------------------------------------
            |                                |                                    |                           |
            |                                |                                    |                           |
---------------------------   -----------------------                  -----------------------    -------------------------
     Jefferson National          Jefferson National                    JNF Advisors, Inc. (DE)    JNF Asset Management, LLC
Securities Corporation (DE)    Life Insurance Company
                                   ("JNL") (TX)
---------------------------   -----------------------                  -----------------------    -------------------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred(together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding company, Inc.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 4, 2009, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 2,231 of which 156 were qualified contracts and 2,075 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                     POSITIONS AND OFFICES
Craig A. Hawley                 President, General Counsel and Secretary
Robert B. Jefferson*            Director*
Jon Hurd                        Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

(c)   JNSC retains no compensation or commissions from the registrant.

                                                          COMPENSATION
                                                               ON
                                    NET UNDERWRITING      REDEMPTION
      NAME OF PRINCIPAL              DISCOUNTS AND            OR             BROKERAGE
         UNDERWRITER                  COMMISSIONS        ANNUITIZATION      COMMISSIONS        COMPENSATION
Jefferson National Securities              None               None               None              None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive,
Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                 SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 9 and 25 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 16th day of April, 2009.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY
(Depositor)

By:      /s/ Laurence P. Greenberg*
Name:    Laurence P. Greenberg
Title:   CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

       SIGNATURE                                TITLE                      DATE
/s/ David A. Smilow*              Chairman of the Board                  4/16/09
Name: David Smilow

/s/ Tracey Hecht Smilow*          Director                               4/16/09
Name:  Tracey Hecht Smilow

/s/ Laurence P. Greenberg*        Director, Chief Executive Officer      4/16/09
Name: Laurence Greenberg          and President

/s/ Joseph F. Vap*                Chief Financial Officer and            4/16/09
Name: Joseph F. Vap               Treasurer

/s/ Dean C. Kehler*               Director                               4/16/09
Name: Dean C. Kehler

/s/ Robert Jefferson*             Director                               4/16/09
Name: Robert Jefferson

Name:  Craig A. Hawley*                                                  4/16/09
Attorney in Fact

                               EXHIBIT INDEX

(8) (j) (iv)  Form of Participation Agreement dated February 13, 2008 by and among Jefferson National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC.

    (k) (ix) Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Incorporated and Jefferson National Life Insurance Company.

    (l) (v) Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC and Jefferson National Life Insurance Company.

    (m) (v) Form of amendment to Participation Agreement dated May 1, 2009 among Pioneer Variable Contract Trust, Jefferson National Life Insurance Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc.

    (ff)(i) Form of Participation Agreement between Northern Lights Variable Trust and Jefferson National Life Insurance Company dated July 1, 2007.

(9)            Opinion and Consent of Counsel.

(10)           Consent of Independent Registered Public Accounting Firm.

(13)(a) (iv)   Powers of Attorney - for Joseph F. Vap